UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

James M. Odland, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7215
Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

Item 1. Schedule of Investments

Schedule of Investments

As of March 31, 2006
(unaudited)

	Aggressive Allocation Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares		Value	Percentage

Equity Portfolios (91.4%)
766,906	Thrivent Partner Small Cap Growth Portfolio	$10,616,581	6.7%
576,154	Thrivent Partner Small Cap Value Portfolio	10,647,781	6.8
737,313	Thrivent Small Cap Stock Portfolio	11,336,550	7.2
405,301	Thrivent Mid Cap Growth Portfolio	7,153,113	4.5
578,775	Thrivent Partner Mid Cap Value Portfolio	7,036,396	4.5
623,600	Thrivent Mid Cap Stock Portfolio	7,968,178	5.0
2,411,226	Thrivent Partner International Stock Portfolio	35,072,731	22.3
1,895,438	Thrivent Large Cap Growth Portfolio	30,431,263	19.3
925,329	Thrivent Large Cap Value Portfolio	11,166,219	7.1
1,279,677	Thrivent Large Cap Stock Portfolio	12,429,122	7.9
11,600	Thrivent Real Estate Securities Portfolio	226,694	0.1

	Total Equity Portfolios
	(cost $137,060,516)	144,084,628

Debt Portfolios (6.7%)
894,842	Thrivent High Yield Portfolio	4,492,642	2.9
302,025	Thrivent Income Portfolio	2,939,968	1.9
306,109	Thrivent Limited Maturity Bond Portfolio	3,023,864	1.9

	Total Debt Portfolios
	(cost $10,532,191)	10,456,474

Short-Term Investments (1.9%)
3,037,519	Thrivent Money Market Portfolio	3,037,519	1.9

	Total Short-Term Investments
	(cost $3,037,519)	3,037,519

	Total Portfolio Investments
	(cost $150,630,226)	$157,578,621	100.0

	Other Assets and Liabilities, Net	(12,820)	(0.0)

	Total Net Assets	$157,565,801	100.0

(a) The categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$7,024,112
Gross unrealized depreciation	(75,717)

Net unrealized appreciation (depreciation)	$6,948,395
Cost for federal income tax purposes	$150,630,226

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Moderately Aggressive Allocation Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares		Value	Percentage

Equity Portfolios (78.8%)
1,263,552	Thrivent Partner Small Cap Growth Portfolio	$17,491,857	3.7%
947,834	Thrivent Partner Small Cap Value Portfolio	17,516,729	3.7
1,277,648	Thrivent Small Cap Stock Portfolio	19,644,471	4.2
820,810	Thrivent Mid Cap Growth Portfolio	14,486,389	3.1
1,171,452	Thrivent Partner Mid Cap Value Portfolio	14,241,814	3.0
1,500,339	Thrivent Mid Cap Stock Portfolio	19,170,883	4.1
5,013,193	Thrivent Partner International Stock Portfolio	72,919,897	15.4
4,315,683	Thrivent Large Cap Growth Portfolio	69,288,289	14.7
4,690,484	Thrivent Large Cap Value Portfolio	56,601,473	12.0
6,181,100	Thrivent Large Cap Stock Portfolio	60,035,166	12.7
529,171	Thrivent Real Estate Securities Portfolio	10,341,167	2.2

	Total Equity Portfolios
	(cost $354,672,406)	371,738,135

Debt Portfolios (18.3%)
8,133,805	Thrivent High Yield Portfolio	40,836,580	8.6
2,325,627	Thrivent Income Portfolio	22,638,114	4.8
2,347,427	Thrivent Limited Maturity Bond Portfolio	23,188,824	4.9

	Total Debt Portfolios
	(cost $87,300,479)	86,663,518

Short-Term Investments (2.9%)
13,763,896	Thrivent Money Market Portfolio	13,763,896	2.9

	Total Short-Term Investments
	(cost $13,763,896)	13,763,896

	Total Portfolio Investments
	(cost $455,736,781)	$472,165,549	100.0

	Other Assets and Liabilities, Net	(36,879)	0.0

	Total Net Assets	$472,128,670	100.0

(a) The categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$17,065,728
Gross unrealized depreciation	(636,960)

Net unrealized appreciation (depreciation)	$16,428,768
Cost for federal income tax purposes	$455,736,781

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Moderate Allocation Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares		Value	Percentage

Equity Portfolios (62.2%)
2,763,304	Thrivent Small Cap Stock Portfolio	$42,487,179	7.4%
2,784,882	Thrivent Mid Cap Stock Portfolio	35,584,392	6.2
4,537,943	Thrivent Partner International Stock Portfolio	66,007,109	11.5
4,601,109	Thrivent Large Cap Growth Portfolio	73,870,809	12.8
4,350,637	Thrivent Large Cap Value Portfolio	52,500,440	9.1
7,017,409	Thrivent Large Cap Stock Portfolio	68,157,984	11.9
970,821	Thrivent Real Estate Securities Portfolio	18,971,973	3.3

	Total Equity Portfolios
	(cost $340,917,228)	357,579,886

Debt Portfolios (31.0%)
10,049,898	Thrivent High Yield Portfolio	50,456,518	8.8
6,222,005	Thrivent Income Portfolio	60,566,238	10.5
6,829,543	Thrivent Limited Maturity Bond Portfolio	67,464,954	11.7

	Total Debt Portfolios
	(cost $180,309,217)	178,487,710

Short-Term Investments (6.8%)
39,203,914	Thrivent Money Market Portfolio	39,203,914	6.8

	Total Short-Term Investments
	(cost $39,203,914)	39,203,914

	Total Portfolio Investments
	(cost $560,430,359)	$575,271,510	100.0

	Other Assets and Liabilities, Net	(53,882)	0.0

	Total Net Assets	$575,217,628	100.0

(a) The categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$16,662,658
Gross unrealized depreciation	(1,821,507)

Net unrealized appreciation (depreciation)	$14,841,151
Cost for federal income tax purposes	$560,430,359

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2006 (unaudited)(a)

Shares		Market Value	Percentage

Equity Portfolios (44.2%)
623,396	Thrivent Small Cap Stock Portfolio	$9,585,029	4.3%
724,514	Thrivent Mid Cap Stock Portfolio	9,257,621	4.1
1,132,402	Thrivent Partner International Stock Portfolio	16,471,471	7.4
1,385,034	Thrivent Large Cap Growth Portfolio	22,236,723	10.0
1,322,411	Thrivent Large Cap Value Portfolio	15,957,931	7.1
1,834,805	Thrivent Large Cap Stock Portfolio	17,820,913	8.0
372,958	Thrivent Real Estate Securities Portfolio	7,288,415	3.3

	Total Equity Portfolios
	(cost $93,510,697)	98,618,103

Debt Portfolios (46.0%)
3,067,891	Thrivent High Yield Portfolio	15,402,654	6.9
2,449,504	Thrivent Income Portfolio	23,843,964	10.7
6,416,262	Thrivent Limited Maturity Bond Portfolio	63,382,400	28.4

	Total Debt Portfolios
	(cost $103,617,383)	102,629,018

Short-Term Investments (9.8%)
21,993,629	Thrivent Money Market Portfolio	21,993,628	9.8

	Total Short-Term Investments
	(cost $21,993,629)	21,993,629

	Total Portfolios Investments
	(cost $219,121,709)	$223,240,750	100.0

	Other Assets and Liabilities, Net	(30,869)	0.0

	Total Net Assets	$223,209,881	100.0

(a) The categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$5,107,406
Gross unrealized depreciation	(988,365)

Net unrealized appreciation (depreciation)	$4,119,041
Cost for federal income tax purposes	$219,121,709

	Technology Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Consumer Discretionary (2.0%)			9,200	aQuantive, Inc.(b,c)	$216,568
3,300	Amazon.com, Inc.(b,c)	$120,483	13,500	ASML Holding NV ADR(b)	274,995
1,900	Getty Images, Inc.(b,c)	142,272	10,900	ATI Technologies, Inc.(b,c)	187,262
3,900	Pixar, Inc.(b)	250,146	14,472	AU Optronics Corporation(c)	215,778
4,500	Shuffle Master, Inc.(b,c)	160,830	5,000	Autodesk, Inc.	192,600
11,900	Time Warner, Inc.	199,801	3,900	Automatic Data Processing, Inc.	178,152
2,800	Viacom, Inc.(b)	108,640	17,700	Avaya, Inc.(b)	200,010
9,000	Walt Disney Company	251,010	11,600	Avocent Corporation(b)	368,184

	Total Consumer		43,300	BEA Systems, Inc.(b)	568,529
	Discretionary	1,233,182	600	Blue Coat Systems, Inc.(b,c)	13,044

			20,000	Bookham, Inc.(b,c)	190,800
Health Care (4.5%)			25,700	Broadcom Corporation(b)	1,109,212
1,600	Fisher Scientific International, Inc.(b)	108,880	5,700	Business Objects SA ADR(b)	207,879
1,900	Genentech, Inc.(b)	160,569	1,000	CACI International, Inc.(b)	65,750
2,200	Genzyme Corporation(b)	147,884	7,300	Check Point Software
14,500	iShares Nasdaq Biotechnology			Technologies, Ltd.(b)	146,146
	Index Fund(b,c)	1,194,510	5,400	CheckFree Corporation(b)	272,700
13,200	iShares S&P Global Healthcare		23,800	CIENA Corporation(b)	123,998
	Sector Index Fund(c)	712,932	108,600	Cisco Systems, Inc.(b)	2,353,361
2,000	Medtronic, Inc.	101,500	9,200	Citrix Systems, Inc.(b)	348,680
1,400	St. Jude Medical, Inc.(b)	57,400	4,800	Cogent, Inc.(b,c)	88,032
3,900	WebMD Health Corporation(b,c)	162,396	7,500	Cognizant Technology Solutions
1,300	Zimmer Holdings, Inc.(b)	87,880		Corporation(b)	446,175

	Total Health Care	2,733,951	5,000	Cognos, Inc.(b)	194,500

			1,400	Computer Sciences Corporation(b)	77,770
Industrials (1.2%)			15,200	Compuware Corporation(b)	119,016
1,600	Avery Dennison Corporation	93,568	13,500	Comverse Technology, Inc.(b)	317,655
5,500	Energy Conversion Devices, Inc.(b,c)	270,490	30,400	Corning, Inc.(b)	818,064
7,200	Monster Worldwide, Inc.(b)	358,992	17,900	Cypress Semiconductor

	Total Industrials	723,050		Corporation(b,c)	303,405

			26,300	Dell, Inc.(b)	782,688
Information Technology (88.8%)			1,900	Digital Insight Corporation(b)	69,160
6,900	24/7 Real Media, Inc.(b,c)	72,174	3,200	Digital River, Inc.(b,c)	139,552
11,000	Accenture, Ltd.	330,770	3,600	Digitas, Inc.(b,c)	51,840
9,766	Activision, Inc.(b)	134,673	10,300	Dolby Laboratories, Inc.(b)	215,270
20,592	Adobe Systems, Inc.	719,073	2,500	DST Systems, Inc.(b)	144,850
12,700	Advanced Micro Devices, Inc.(b)	421,132	14,900	eBay, Inc.(b)	581,994
1,600	Affiliated Computer Services, Inc.(b)	95,456	7,900	Electronic Arts, Inc.(b)	432,288
9,100	Agilent Technologies, Inc.(b)	341,705	97,600	EMC Corporation(b)	1,330,288
5,000	Akamai Technologies, Inc.(b,c)	164,450	19,300	Entrust, Inc.(b,c)	86,850
22,300	Alcatel SA ADR(b,c)	343,420	9,500	F5 Networks, Inc.(b)	688,655
21,000	Altera Corporation(b)	433,440	6,600	First Data Corporation	309,012
15,600	Amdocs, Ltd.(b)	562,536	5,100	FormFactor, Inc.(b,c)	200,532
3,300	Amphenol Corporation	172,194	13,105	Freescale Semiconductor, Inc.(b)	363,926
18,500	Analog Devices, Inc.	708,365	2,400	Global Payments, Inc.	127,224
29,300	Apple Computer, Inc.(b)	1,837,696	5,100	Google, Inc.(b)	1,989,000
44,500	Applied Materials, Inc.	779,195

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Technology Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Information Technology — continued			32,600	QUALCOMM, Inc.	$1,649,886
18,700	Hewlett-Packard Company	$615,230	600	Rackable Systems, Inc.(b,c)	31,710
1,648	Homestore, Inc.(b)	10,811	28,200	RAE Systems, Inc.(b,c)	100,674
10,250	Hyperion Solutions Corporation(b)	334,150	12,600	Red Hat, Inc.(b,c)	352,548
17,500	Informatica Corporation(b,c)	272,125	5,200	Research in Motion, Ltd.(b)	441,376
4,500	Infosys Technologies, Ltd. ADR(c)	350,370	7,500	RSA Security, Inc.(b)	134,550
4,600	Ingram Micro, Inc.(b)	92,000	5,400	Salesforce.com, Inc.(b,c)	196,182
25,200	Integrated Device Technology, Inc.(b)	374,472	1,000	Samsung Electronics
65,600	Intel Corporation	1,269,360		Company, Ltd. ADR	324,191
6,200	Intermec, Inc.(b,c)	189,162	5,900	SanDisk Corporation(b)	339,368
10,900	International Business Machines		8,000	SAP AG	434,560
	Corporation	898,923	8,700	Sapient Corporation(b,c)	66,381
14,900	Interwoven, Inc.(b,c)	133,951	9,300	Seagate Technology(b)	244,869
11,200	Jabil Circuit, Inc.(b)	480,032	1,600	Shanda Interactive
56,600	JDS Uniphase Corporation(b)	236,022		Entertainment, Ltd.(b,c)	22,960
26,000	Juniper Networks, Inc.(b)	497,120	9,400	Stellent, Inc.(c)	111,484
11,200	KLA-Tencor Corporation	541,632	86,300	Sun Microsystems, Inc.(b)	442,719
10,600	Lam Research Corporation(b)	455,800	5,900	Sybase, Inc.(b)	124,608
13,400	Linear Technology Corporation	470,072	37,521	Symantec Corporation(b)	631,478
8,700	Macrovision Corporation(b)	192,705	39,508	Taiwan Semiconductor
16,000	Marvell Technology Group, Ltd.(b)	865,600		Manufacturing Company, Ltd. ADR	397,450
14,400	Maxim Integrated Products, Inc.	534,960	1,200	Take-Two Interactive Software, Inc.(b,c)	22,392
2,200	McAfee, Inc.(b)	53,526	5,200	Telefonaktiebolaget LM Ericsson(c)	196,144
3,600	MEMC Electronic Materials, Inc.(b)	132,912	11,500	Teradyne, Inc.(b)	178,365
10,800	Microchip Technology, Inc.	392,040	38,900	Texas Instruments, Inc.	1,263,083
15,700	Micron Technology, Inc.(b)	231,104	2,000	THQ, Inc.(b)	51,780
64,400	Microsoft Corporation	1,752,324	58,000	TIBCO Software, Inc.(b)	484,880
31,600	Motorola, Inc.	723,956	4,300	Trident Microsystems, Inc.(b,c)	124,958
26,400	MRV Communications, Inc.(b,c)	108,240	3,100	ValueClick, Inc.(b,c)	52,452
18,100	National Semiconductor Corporation	503,904	4,950	Varian Semiconductor Equipment
6,300	NAVTEQ Corporation(b)	319,095		Associates, Inc.(b)	138,996
5,400	Neoware Systems, Inc.(b,c)	159,948	8,000	VeriSign, Inc.(b)	191,920
5,600	NetEase.com, Inc.(b,c)	137,424	5,800	Vignette Corporation(b,c)	85,550
15,500	Network Appliance, Inc.(b)	558,465	3,480	Viisage Technology, Inc.(b,c)	60,935
40,600	Nokia Oyj ADR	841,232	8,200	Vishay Intertechnology, Inc.(b)	116,768
12,600	Novell, Inc.(b)	96,768	26,800	Vitria Technology, Inc.(b)	77,988
9,100	NVIDIA Corporation(b)	521,066	2,000	Websense, Inc.(b,c)	55,160
40,300	ON Semiconductor Corporation(b,c)	292,578	6,600	Western Digital Corporation(b)	128,238
3,700	Openwave Systems, Inc.(b,c)	79,846	11,100	Wind River Systems, Inc.(b,c)	138,195
25,800	Opsware, Inc.(b,c)	221,106	13,500	Xerox Corporation(b)	205,200
88,100	Oracle Corporation(b)	1,206,089	23,600	Xilinx, Inc.	600,856
7,200	Palm, Inc.(b,c)	166,752	38,400	Yahoo!, Inc.(b)	1,238,784
5,080	Parametric Technology Corporation(b)	82,956	3,900	Zebra Technologies Corporation(b)	174,408

3,100	Plantronics, Inc.(c)	109,833		Total Information
32,300	PMC-Sierra, Inc.(b)	396,967		Technology	53,989,119

4,800	Progress Software Corporation(b)	139,632
4,400	QLogic Corporation(b)	85,140

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Technology Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.5%)	Value

Telecommunications Services (1.0%)
14,301	Sprint Nextel Corporation	$369,538
6,700	Verizon Communications, Inc.	228,202

	Total Telecommunications
	Services	597,740

	Total Common Stock
	(cost $49,074,240)	59,277,042

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.4%)		Rate(d)	Date	Value

8,740,517	Thrivent Financial Securities Lending Trust		4.770%	N/A	$8,740,517

	Total Collateral Held for Securities Loaned
	(cost $8,740,517)				8,740,517

			Interest	Maturity
Shares	Short-Term Investments (3.1%)		Rate(d)	Date	Value

1,861,050	Thrivent Money Market Portfolio		4.460%	N/A	$1,861,050

	Total Short-Term Investments (at amortized cost)				1,861,050

	Total Investments
	(cost $59,675,807) 115.0%				$69,878,609

	Other Assets and Liabilities, Net (15.0%)				(9,097,284)

	Total Net Assets 100.0%				$60,781,325

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$11,917,177
Gross unrealized depreciation	(1,714,375)

Net unrealized appreciation (depreciation)	$10,202,802
Cost for federal income tax purposes	$59,675,807

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner Small Cap Growth Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Consumer Discretionary (9.4%)			6,530	St. Mary Land & Exploration
4,930	Carters, Inc.(b,c)	$332,726		Company(c)	$266,620
6,780	Citi Trends, Inc.(b,c)	269,573	48,405	Superior Energy Services, Inc.(b)	1,296,770
15,098	Coldwater Creek, Inc.(b,c)	419,724	20,870	Warren Resources, Inc.(b,c)	310,963
8,910	Crocs, Inc.(b,c)	224,086	11,295	Western Gas Resources, Inc.(c)	544,984

2,162	Fred’s, Inc.(c)	28,668		Total Energy	7,083,387

10,510	GameStop Corporation(b,c)	495,441
9,730	Genesco, Inc.(b,c)	378,400	Financials (7.7%)
15,470	Gymboree Corporation(b)	402,839	8,570	Argonaut Group, Inc.(b)	304,664
9,820	Hibbett Sporting Goods, Inc.(b,c)	323,962	10,670	Boston Private Financial
9,310	Isle of Capri Casinos, Inc.(b,c)	309,837		Holdings, Inc.(c)	360,539
12,220	Jackson Hewitt Tax Service, Inc.	385,908	7,110	Calamos Asset Management, Inc.(c)	265,914
13,290	McCormick & Schmick’s		11,310	Covanta Holding Corporation(b,c)	188,538
	Seafood Restaurants, Inc.	338,496	8,670	East West Bancorp, Inc.	334,228
7,930	Nutri/System, Inc.(b,c)	376,834	28,249	Financial Federal Corporation(c)	827,696
29,458	Ruby Tuesday, Inc.(c)	945,013	4,080	Greenhill & Company, Inc.(c)	269,729
15,460	Shuffle Master, Inc.(b,c)	552,540	20,330	Highland Hospitality Corporation(c)	258,394
3,722	Strayer Education, Inc.(c)	380,612	6,560	Investment Technology Group, Inc.(b)	326,688
23,209	Tractor Supply Company(b)	1,539,685	10,803	Investors Financial Services
9,910	VistaPrint, Ltd.(b,c)	295,814		Corporation(c)	506,337
11,713	Winnebago Industries, Inc.(c)	355,372	3,785	Jefferies Group, Inc.	123,026

	Total Consumer		4,220	Jones Lang LaSalle, Inc.	322,999
	Discretionary	8,355,530	3,900	Kilroy Realty Corporation(c)	301,314

			7,370	Nasdaq Stock Market, Inc.(b)	295,095
Consumer Staples (1.7%)			10,020	Sunstone Hotel Investors, Inc.	290,279
6,500	Central Garden & Pet Company(b,c)	345,410	35,915	Texas Capital Bancshares, Inc.(b)	861,960
7,860	Hain Celestial Group, Inc.(b)	205,853	18,039	Wintrust Financial Corporation(c)	1,049,329

2,260	Hansen Natural Corporation(b,c)	284,873		Total Financials	6,886,729

58,951	SunOpta, Inc.(b,c)	507,568
6,940	Wild Oats Markets, Inc.(b)	141,090	Health Care (19.0%)

	Total Consumer Staples	1,484,794	6,160	Adams Respiratory

				Therapeutics, Inc.(b,c)	244,983
Energy (8.0%)			65,098	American Medical Systems
8,660	Basic Energy Services, Inc.(b,c)	258,068		Holdings, Inc.(b)	1,464,705
13,436	Cooper Cameron Corporation(b)	592,259	8,420	Amylin Pharmaceuticals, Inc.(b,c)	412,159
2,940	Crosstex Energy, Inc.(c)	227,703	7,510	Chemed Corporation	445,643
3,620	Dril-Quip, Inc.(b,c)	256,477	8,950	Cubist Pharmaceuticals, Inc.(b,c)	205,582
12,991	Forest Oil Corporation(b)	483,005	11,000	ev3, Inc.(b,c)	194,810
6,110	Foundation Coal Holdings, Inc.	251,365	23,148	HealthExtras, Inc.(b,c)	817,124
7,720	Frontier Oil Corporation(c)	458,182	6,800	Healthways, Inc.(b,c)	346,392
14,134	Helix Energy Solutions Group, Inc.(b,c)	535,679	34,265	Illumina, Inc.(b,c)	813,794
7,580	Hornbeck Offshore Services, Inc.(b,c)	273,411	24,885	Integra LifeSciences Holdings
6,402	Hydril Company(b,c)	499,036		Corporation(b,c)	1,019,787
10,513	Mariner Energy, Inc.(b)	215,622	5,200	Intuitive Surgical, Inc.(b,c)	613,600
8,080	Oil States International, Inc.(b)	297,748	29,820	Inverness Medical Innovations, Inc.(b)	856,729
17,100	Parallel Petroleum Corporation(b,c)	315,495	19,858	Kensey Nash Corporation(b,c)	567,939

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Portflolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Health Care — continued			8,039	Stericycle, Inc.(b)	$543,597
8,970	Kyphon, Inc.(b,c)	$333,684	7,490	Wabtec Corporation	244,174
10,070	Medicis Pharmaceutical		4,950	Washington Group
	Corporation(c)	328,282		International, Inc.(c)	284,080
24,460	Mentor Corporation(c)	1,108,283	13,270	Waste Connections, Inc.(b)	528,279
15,000	Myogen, Inc.(b)	543,450	3,460	Watsco, Inc.(c)	245,833
14,480	Nektar Therapeutics(b,c)	295,102	10,740	WESCO International, Inc.(b,c)	730,427

4,200	Neurocrine Biosciences, Inc.(b,c)	271,068		Total Industrials	15,112,843

12,520	New River Pharmaceuticals, Inc.(b,c)	415,789
6,980	PolyMedica Corporation	295,673	Information Technology (31.5%)
31,200	PSS World Medical, Inc.(b,c)	601,848	26,280	24/7 Real Media, Inc.(b,c)	274,889
26,560	Psychiatric Solutions, Inc.(c)	879,933	81,255	Aeroflex, Inc.(b,c)	1,115,631
39,245	Serologicals Corporation(b,c)	959,933	76,093	Agile Software Corporation(b,c)	580,590
12,360	Sierra Health Services, Inc.(b,c)	503,052	16,330	aQuantive, Inc.(b,c)	384,408
13,560	Sunrise Senior Living, Inc.(b,c)	528,433	8,460	Atheros Communications, Inc.(b,c)	221,567
2,940	United Therapeutics Corporation(b,c)	194,863	22,245	Avocent Corporation(b)	706,056
7,868	Varian, Inc.(b)	324,004	14,665	Brightpoint, Inc.(b,c)	455,495
12,900	VCA Antech, Inc.(b,c)	367,392	11,930	CNET Networks, Inc.(b,c)	169,525
12,850	Vertex Pharmaceuticals, Inc.(b,c)	470,182	24,899	Coherent, Inc.(b,c)	874,204
10,240	Wellcare Health Plans, Inc.(b,c)	465,306	6,490	Cymer, Inc.(b,c)	294,906

	Total Health Care	16,889,524	50,924	Digital Insight Corporation(b,c)	1,853,631

			20,920	Digitas, Inc.(b,c)	301,248
Industrials (17.0%)			6,480	Electronics for Imaging, Inc.(b,c)	181,246
32,985	A.S.V., Inc.(b,c)	1,062,777	35,210	EMCORE Corporation(b,c)	359,846
20,225	AAR Corporation(b,c)	576,008	9,100	Euronet Worldwide, Inc.(b,c)	344,253
3,350	Actuant Corporation	205,087	9,520	F5 Networks, Inc.(b)	690,105
8,040	Acuity Brands, Inc.(c)	321,600	11,186	Fair Isaac Corporation(c)	443,189
7,170	American Commercial Lines, Inc.(b,c)	338,424	44,000	Finisar Corporation(b,c)	217,800
10,830	Bucyrus International, Inc.(c)	521,898	32,390	Foundry Networks, Inc.(b)	588,202
20,338	CRA International, Inc.(b,c)	1,001,850	32,363	Global Imaging Systems, Inc.(b,c)	1,229,147
3,610	Energy Conversion Devices, Inc.(b,c)	177,540	6,740	Heartland Payment Systems, Inc.(b,c)	166,950
22,425	Forward Air Corporation(c)	836,228	39,640	Homestore, Inc.(b,c)	260,038
19,230	Gardner Denver, Inc.(b,c)	1,253,796	15,915	Hyperion Solutions Corporation(b)	518,829
13,620	Genesee & Wyoming, Inc.(b,c)	417,862	21,382	Informatica Corporation(b,c)	332,490
20,170	Global Cash Access, Inc.(b)	353,378	23,510	Integrated Device Technology, Inc.(b,c)	349,359
6,390	Granite Construction, Inc.(c)	311,065	18,077	Intermec, Inc.(b,c)	551,529
5,860	Greenbrier Companies, Inc.(c)	234,693	4,520	Itron, Inc.(b)	270,522
9,000	Heidrick & Struggles		55,395	Jupitermedia Corporation(b,c)	996,002
	International, Inc.(b,c)	326,520	10,379	Kronos, Inc.(b)	388,071
12,600	IDEX Corporation(c)	657,342	16,124	Littelfuse, Inc.(b)	550,312
14,491	Jacobs Engineering Group, Inc.(b,c)	1,256,949	47,017	Macrovision Corporation(b,c)	1,041,427
23,180	JLG Industries, Inc.	713,712	6,350	MICROS Systems, Inc.(b)	292,544
12,120	Kennametal, Inc.	741,017	13,920	Microsemi Corporation(b,c)	405,211
7,030	Lennox International, Inc.	209,916	8,690	MoneyGram International, Inc.	266,957
5,630	Manitowoc Company, Inc.	513,174	19,770	MPS Group, Inc.(b,c)	302,481
8,850	Navigant Consulting, Inc.(b,c)	188,948	21,500	Nuance Communications, Inc.(b,c)	253,915
9,690	Pacer International, Inc.(c)	316,669	37,920	ON Semiconductor Corporation(b,c)	275,299

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Portflolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.1%)	Value	Shares	Common Stock (97.1%)	Value

Information Technology — continued			Materials (1.9%)
26,630	Openwave Systems, Inc.(b,c)	$574,675	6,490	Aleris International, Inc.(b,c)	$311,974
44,200	PMC-Sierra, Inc.(b,c)	543,218	2,180	Cleveland-Cliffs, Inc.(c)	189,922
20,540	Powerwave Technologies, Inc.(b,c)	277,085	7,200	Eagle Materials, Inc.(c)	459,072
14,280	Rackable Systems, Inc.(b,c)	754,698	25,000	NovaGold Resources, Inc.(b)	382,500
22,950	Redback Networks, Inc.(b,c)	497,786	7,820	Titanium Metals Corporation(b,c)	379,661

16,035	Rogers Corporation(b)	873,587		Total Materials	1,723,129

29,951	SafeNet, Inc.(b,c)	793,102
7,110	Silicon Laboratories, Inc.(b)	390,694	Telecommunications Services (0.9%)
11,160	Sirf Technology Holdings, Inc.(b,c)	395,176	20,440	SBA Communications Corporation(b,c)	478,500
13,178	THQ, Inc.(b,c)	341,178	19,330	Time Warner Telecom, Inc.(b,c)	346,974

18,400	Trident Microsystems, Inc.(b)	534,704		Total Telecommunications
19,580	Trimble Navigation, Ltd.(b)	882,079		Services	825,474

85,128	ValueClick, Inc.(b,c)	1,440,366

11,880	Varian Semiconductor			Total Common Stock
	Equipment Associates, Inc.(b,c)	333,590		(cost $67,981,032)	86,448,754

21,490	Websense, Inc.(b)	592,694
13,970	Witness Systems, Inc.(b,c)	354,838

	Total Information
	Technology	28,087,344

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Portflolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.4%)	Rate(d)	Date	Value

22,621,591	Thrivent Financial Securities Lending Trust	4.770%	N/A	$22,621,591

	Total Collateral Held for Securities Loaned
	(cost $22,621,591)			22,621,591

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.1%)	Rate(d)	Date	Value

$1,485,000	Preferred Receivables Funding Corporation	4.830%	4/3/2006	$1,484,602
1,264,445	Thrivent Money Market Portfolio	4.460	N/A	1,264,445

	Total Short-Term Investments (at amortized cost)			2,749,047

	Total Investments
	(cost $93,351,670) 125.6%			$111,819,392

	Other Assets and Liabilities, Net (25.6%)			(22,813,020)

	Total Net Assets 100.0%			$89,006,372

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$18,832,957
Gross unrealized depreciation	(365,235)

Net unrealized appreciation (depreciation)	$18,467,722
Cost for federal income tax purposes	$93,351,670

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner Small Cap Value Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (95.3%)	Value	Shares	Common Stock (95.3%)	Value

Consumer Discretionary (11.6%)			Financials (21.0%)
60,700	Aaron Rents, Inc.(b)	$1,649,219	31,300	Allied Capital Corporation(b)	$957,780
28,000	CSS Industries, Inc.(b)	916,720	16,400	American Capital Strategies, Ltd.	576,624
45,000	Cutter & Buck, Inc.	541,350	41,000	Bedford Property Investors, Inc.	1,104,130
58,000	Dixie Group, Inc.(b,c)	867,680	22,700	Boston Private Financial
37,000	Fred’s, Inc.(b)	490,620		Holdings, Inc.(b)	767,033
48,000	Hancock Fabrics, Inc.(b)	174,720	41,000	Bristol West Holdings, Inc.(b)	789,250
80,000	Haverty Furniture Companies, Inc.(b)	1,148,000	38,000	East West Bancorp, Inc.	1,464,900
135,000	IMPCO Technologies, Inc.(b,c)	880,200	46,862	First Financial Fund, Inc.(b)	773,699
45,000	Journal Register Company	548,100	49,500	First Republic Bank	1,872,090
21,400	Matthews International Corporation	818,764	28,200	GB&T Bancshares, Inc.(b)	630,270
22,400	Orient Express Hotels, Ltd.	878,752	59,200	Glenborough Realty Trust, Inc.(b)	1,287,600
36,000	RARE Hospitality International, Inc.(c)	1,253,880	12,000	iShares Russell 2000 Value(b)	896,880
22,100	Ruby Tuesday, Inc.(b)	708,968	9,000	Kilroy Realty Corporation	695,340
30,700	Saga Communications, Inc.(b,c)	296,869	26,000	Kite Realty Group Trust	414,700
5,231	Shiloh Industries, Inc.(c)	100,697	23,000	LaSalle Hotel Properties	943,000
35,000	Stanley Furniture Company, Inc.	1,023,750	2,700	Markel Corporation(c)	911,736
27,200	Steak n Shake Company(b,c)	573,920	29,000	Max Re Capital, Ltd.	690,200
76,900	Stein Mart, Inc.	1,339,598	28,000	Midland Company(b)	979,440
26,000	WCI Communities, Inc.(b,c)	723,320	19,000	National Health Realty, Inc.(b)	378,480
22,000	Winnebago Industries, Inc.(b)	667,480	52,000	Net Bank, Inc.	376,480

	Total Consumer		34,400	Ohio Casualty Corporation	1,090,480
	Discretionary	15,602,607	19,500	Piper Jaffray Companies(c)	1,072,500

			32,600	ProAssurance Corporation(c)	1,695,200
Consumer Staples (1.9%)			5,900	Sandy Spring Bancorp, Inc.	224,141
100,000	Alliance One International, Inc.(b)	486,000	30,000	Seabright Insurance Holdings(c)	522,600
29,500	Casey’s General Stores, Inc.	674,665	44,200	Strategic Hotel Capital, Inc.	1,028,976
35,000	Nash Finch Company(b)	1,046,500	24,300	SVB Financial Group(b,c)	1,289,115
20,000	Wild Oats Markets, Inc.(b,c)	406,600	75,350	Texas Regional Bancshares, Inc.	2,222,072

	Total Consumer Staples	2,613,765	28,000	Trammell Crow Company(c)	998,480

			2,800	Triad Guaranty, Inc.(b,c)	131,320
Energy (8.3%)			37,000	Washington Real Estate
10,000	Atwood Oceanics, Inc.(b,c)	1,010,100		Investment Trust(b)	1,343,840

12,000	Cimarex Energy Company	519,120		Total Financials	28,128,356

26,400	Encore Acquisition Company(c)	818,400
34,000	Forest Oil Corporation(c)	1,264,120	Health Care (5.0%)
23,900	Lone Star Technologies, Inc.(c)	1,324,299	13,200	Arrow International, Inc.	431,244
27,516	Mariner Energy, Inc.(c)	564,353	49,000	Capital Senior Living Corporation(b,c)	548,800
32,500	TETRA Technologies, Inc.(c)	1,528,800	65,200	Diversa Corporation(b,c)	593,972
23,900	Todco	941,899	50,000	Myriad Genetics, Inc.(b,c)	1,304,500
35,000	W-H Energy Services, Inc.(c)	1,557,150	16,200	National Healthcare Corporation(b)	649,296
38,000	Whiting Petroleum Corporation(c)	1,557,620	51,000	Owens & Minor, Inc.	1,671,270

	Total Energy	11,085,861	20,000	Pharmion Corporation(b,c)	360,400

			31,100	West Pharmaceutical Services, Inc.(b)	1,079,792

				Total Health Care	6,639,274

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (95.3%)	Value	Shares	Common Stock (95.3%)	Value

Industrials (21.8%)			25,500	Progress Software Corporation(c)	$741,795
48,500	Accuride Corporation(b,c,d)	$557,750	66,000	RSA Security, Inc.(c)	1,184,040
14,400	Ameron International		175,000	S1 Corporation(b,c)	882,000
	Corporation(b,d)	1,054,512	53,000	SBS Technologies, Inc.(c)	858,600
44,000	C&D Technologies, Inc.(b)	406,560	34,500	StarTek, Inc.	812,820

30,000	Casella Waste Systems, Inc.(b,c)	426,300		Total Information
37,000	Dollar Thrifty Automotive			Technology	13,163,821

	Group, Inc.(c)	1,679,800
46,000	Duratek, Inc.(c)	1,007,400	Materials (10.7%)
17,500	EDO Corporation(b)	539,875	38,300	Airgas, Inc.	1,497,147
49,500	Electro Rent Corporation(c)	841,500	23,000	AptarGroup, Inc.(e)	1,270,750
14,400	ElkCorp(b)	486,000	36,300	Arch Chemicals, Inc.	1,103,520
22,200	Franklin Electric Company, Inc.(b)	1,213,230	19,200	Carpenter Technology Corporation	1,814,784
20,000	FTI Consulting, Inc.(c)	570,600	16,000	Chesapeake Corporation	222,080
30,200	G & K Services, Inc.	1,284,708	9,600	Deltic Timber Corporation(b)	581,760
63,000	Genesee & Wyoming, Inc.(c)	1,932,840	18,500	Florida Rock Industries, Inc.	1,040,070
19,700	Genlyte Group, Inc.(c)	1,342,358	55,000	Gibraltar Industries, Inc.	1,620,300
36,000	Hub Group, Inc.	1,640,880	35,300	MacDermid, Inc.(d)	1,134,895
29,500	IDEX Corporation	1,539,015	14,500	Meridian Gold, Inc.(b,c)	429,925
45,000	Insituform Technologies, Inc.(b,c)	1,197,000	33,200	Metal Management, Inc.(d)	1,050,780
22,400	JLG Industries, Inc.	689,696	10,500	Minerals Technologies, Inc.	613,305
27,800	Kirby Corporation(c)	1,893,458	50,000	Myers Industries, Inc.(d)	799,500
70,000	LSI Industries, Inc.(b)	1,192,800	38,000	Stillwater Mining Company(b,c)	625,480
27,000	Macquarie Infrastructure		42,000	Wausau-Mosinee Paper Corporation(b)	595,140

	Company Trust(b)	877,500		Total Materials	14,399,436

47,100	McGrath Rentcorp(b)	1,415,826
30,600	Nordson Corporation	1,525,716	Telecommunications Services (0.5%)
45,000	RemedyTemp, Inc.(b,c)	551,250	90,000	Premiere Global Services, Inc.(c)	724,500

62,000	Vitran Corporation, Inc.(b,c)	1,244,340		Total Telecommunications
23,600	Waste Connections, Inc.(b,c)	939,516		Services	724,500

34,000	Woodward Governor Company	1,130,500

	Total Industrials	29,180,930	Utilities (4.7%)

			25,400	Black Hills Corporation(b)	863,600
Information Technology (9.8%)			55,000	Cleco Corporation(b)	1,228,150
29,000	Applied Films Corporation(b,c)	563,470	34,000	El Paso Electric Company(c)	647,360
14,000	ATMI, Inc.(b,c)	422,800	9,700	Otter Tail Power Company(b)	278,293
40,000	Belden CDT, Inc.(b)	1,089,200	43,400	Southwest Gas Corporation	1,213,030
95,500	Brooks Automation, Inc.(c)	1,359,920	34,000	UniSource Energy Corporation	1,037,000
62,000	Catapult Communications		38,500	Vectren Corporation	1,015,630

	Corporation(b,c)	824,600		Total Utilities	6,283,063

76,000	Entegris, Inc.(c)	808,640

171,000	Lattice Semiconductor			Total Common Stock
	Corporation(c)	1,138,860		(cost $102,207,893)	127,821,613

10,200	Littelfuse, Inc.(c)	348,126
55,000	Methode Electronics, Inc.	598,950
100,000	MPS Group, Inc.(c)	1,530,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (21.2%)	Rate(f)	Date	Value

28,421,236	Thrivent Financial Securities Lending Trust	4.770%	N/A	$28,421,236

	Total Collateral Held for Securities Loaned
	(cost $28,421,236)			28,421,236

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.5%)	Rate(f)	Date	Value

$1,875,000	Federal Home Loan Mortgage Association	3.100%	4/3/2006	$1,874,516
5,486,496	Thrivent Money Market Portfolio	4.460	N/A	5,486,496

	Total Short-Term Investments (at amortized cost)			7,361,012

	Total Investments
	(cost $137,990,141) 122.0%			$163,603,861

	Other Assets and Liabilities, Net (22.0%)			(29,523,535)

	Total Net Assets 100.0%			$134,080,326

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) Denotes investments purchased on a when-issued basis.

(e) Designated as cover for long settling trades.

(f) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$28,218,885
Gross unrealized depreciation	(2,605,165)

Net unrealized appreciation (depreciation)	$25,613,720
Cost for federal income tax purposes	$137,990,141

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Small Cap Stock Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (95.4%)	Value	Shares	Common Stock (95.4%)	Value

Consumer Discretionary (11.7%)			40,000	Elizabeth Arden, Inc.(b,c)	$932,800
28,400	AnnTaylor Stores Corporation(b)	$1,044,836	32,300	Performance Food
29,900	Autoliv, Inc.	1,691,742		Group Company(b,c)	1,007,437
39,600	California Pizza Kitchen, Inc.(b,c)	1,285,020	43,850	Reddy Ice Holdings, Inc.(c)	973,908

34,500	Cheesecake Factory, Inc.(b)	1,292,025		Total Consumer Staples	7,853,564

17,900	Children’s Place Retail Stores, Inc.(b,c)	1,036,410
35,200	Coldwater Creek, Inc.(b,c)	978,560	Energy (5.9%)
36,000	Desarrolladora Homex ADR(b,c)	1,271,880	23,300	Cimarex Energy Company	1,007,958
37,400	DSW, Inc.(b,c)	1,171,368	18,000	Comstock Resources, Inc.(b)	534,420
32,300	Genesco, Inc.(b,c)	1,256,147	10,800	Dawson Geophysical Company(b,c)	298,080
57,050	Golf Galaxy, Inc.(b,c)	1,246,542	31,400	Denbury Resources, Inc.(b)	994,438
33,300	Guitar Center, Inc.(b,c)	1,588,410	13,400	Dril-Quip, Inc.(b,c)	949,390
100,200	Imax Corporation(b,c)	1,017,030	10,600	Forest Oil Corporation(b,c)	394,108
68,500	Insight Enterprises, Inc.(b,c)	1,507,685	17,400	Frontier Oil Corporation(c)	1,032,690
125,100	Interface, Inc.(b)	1,727,631	65,900	Global Industries, Ltd.(b)	954,891
22,400	International Speedway Corporation	1,140,160	13,400	Helmerich & Payne, Inc.	935,588
28,825	Joseph A. Bank Clothiers, Inc.(b,c)	1,382,159	35,500	Key Energy Services, Inc.(b)	541,375
12,084	M.D.C. Holdings, Inc.(c)	777,122	34,400	Oil States International, Inc.(b)	1,267,640
22,150	MarineMax, Inc.(b,c)	742,468	20,600	Peabody Energy Corporation	1,038,446
23,950	Men’s Wearhouse, Inc.	860,763	38,600	Petrohawk Energy Corporation(b,c)	528,820
23,100	Meredith Corporation	1,288,749	12,500	Petroleum Development
27,000	Modine Manufacturing Company	796,500		Corporation(b,c)	567,000
22,600	Nordstrom, Inc.	885,468	49,400	Pioneer Drilling Company(b)	811,642
27,100	Penn National Gaming, Inc.(b)	1,143,078	35,650	Range Resources Corporation	973,602
66,500	Quiksilver, Inc.(b)	921,690	31,000	St. Mary Land &
28,800	R.H. Donnelley Corporation(b)	1,677,024		Exploration Company(c)	1,265,730
22,700	Red Robin Gourmet Burgers, Inc.(b,c)	1,071,440	49,100	Superior Energy Services, Inc.(b)	1,315,389
15,500	Regis Corporation	534,440	12,800	Tesoro Petroleum Corporation	874,752
39,400	Scientific Games Corporation(b)	1,384,122	20,200	Todco	796,082
38,700	SCP Pool Corporation(c)	1,815,417	9,800	Ultra Petroleum Corporation(b)	610,638
82,925	Shuffle Master, Inc.(b,c)	2,963,740	10,200	Unit Corporation(b)	568,650
28,100	Steiner Leisure, Ltd.(b)	1,138,050	16,300	Veritas DGC, Inc.(b)	739,857
81,000	Texas Roadhouse, Inc.(b,c)	1,384,290	33,300	W-H Energy Services, Inc.(b)	1,481,517
21,000	Tractor Supply Company(b)	1,393,140	29,600	World Fuel Services Corporation(c)	1,197,024

78,800	Wolverine World Wide, Inc.	1,743,844		Total Energy	21,679,727

	Total Consumer
	Discretionary	43,158,950	Financials (19.5%)

			31,050	Affiliated Managers Group, Inc.(b,c)	3,310,240
Consumer Staples (2.1%)			17,000	Alexandria Real Estate Equities, Inc.	1,620,610
89,000	Casey’s General Stores, Inc.	2,035,430	28,900	AmerUs Group Company	1,740,936
23,800	Central Garden & Pet Company(b,c)	1,264,732	45,250	Argonaut Group, Inc.(b)	1,608,638
22,500	Chattem, Inc.(b,c)	847,125	103,100	Ashford Hospitality Trust(c)	1,278,440
20,400	Dean Foods Company(b)	792,132	52,600	Asset Acceptance
				Capital Corporation(b)	1,024,122
			50,500	Assured Guaranty, Ltd.	1,262,500
			59,950	BioMed Realty Trust, Inc.	1,776,918
			31,018	BOK Financial Corporation	1,474,906

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (95.4%)	Value	Shares	Common Stock (95.4%)	Value

Financials — continued			Health Care (11.7%)
132,500	Cardinal Financial Corporation(c)	$1,792,725	60,600	Allion Healthcare, Inc.(b,c)	$821,736
23,100	Center Financial Corporation(c)	559,713	66,100	American Medical Systems
74,000	Colonial BancGroup, Inc.	1,850,000		Holdings, Inc.(b)	1,487,250
32,800	Cullen/Frost Bankers, Inc.	1,763,000	27,200	ArthroCare Corporation(b,c)	1,300,704
36,100	EastGroup Properties, Inc.	1,712,584	60,400	BioMarin Pharmaceutical, Inc.(b)	810,568
92,300	Equity Inns, Inc.(c)	1,495,260	18,300	Community Health Systems, Inc.(b)	661,545
74,000	FelCor Lodging Trust, Inc.	1,561,400	43,800	Conor Medsystems, Inc.(b,c)	1,287,720
25,100	First Community Bancorp, Inc.	1,447,266	12,300	Covance, Inc.(b)	722,625
24,100	First Indiana Corporation	672,390	14,600	Cubist Pharmaceuticals, Inc.(b,c)	335,362
28,800	Greenhill & Company, Inc.(c)	1,903,968	41,600	Cyberonics, Inc.(b,c)	1,072,032
109,150	HCC Insurance Holdings, Inc.	3,798,419	35,700	Dade Behring Holdings, Inc.	1,274,847
91,000	HRPT Properties Trust	1,068,340	88,800	DepoMed, Inc.(b,c)	579,864
26,500	iShares Russell 2000 Index Fund(c)	2,014,000	78,300	Dexcom, Inc.(b,c)	1,587,141
26,500	iShares Russell Microcap		28,400	Digene Corporation(b,c)	1,110,440
	Index Fund(c)	1,548,395	93,300	Dyax Corporation(b)	541,140
41,700	iShares S&P SmallCap 600		22,700	Endo Pharmaceutical
	Index Fund	2,720,091		Holdings, Inc.(b)	744,787
78,800	KMG America Corporation(b)	674,528	99,000	Exelixis, Inc.(b,c)	1,188,990
39,900	LaSalle Hotel Properties	1,635,900	32,400	First Horizon Pharmaceutical
34,363	Mercantile Bank Corporation(c)	1,343,593		Corporation(b,c)	816,804
26,800	National Financial Partners	1,514,736	24,000	Haemonetics Corporation(b)	1,218,480
77,850	Nexity Financial Corporation(b)	980,910	21,700	Henry Schein, Inc.(b)	1,038,562
65,700	Ohio Casualty Corporation	2,082,690	24,300	Hologic, Inc.(b,c)	1,345,005
46,300	Philadelphia Consolidated		36,500	Integra LifeSciences
	Holding Corporation(b,c)	1,580,682		Holdings Corporation(b,c)	1,495,770
38,100	Piper Jaffray Companies(b)	2,095,500	12,900	Intuitive Surgical, Inc.(b,c)	1,522,200
58,900	Platinum Underwriters		37,200	Keryx BioPharmaceuticals, Inc.(b,c)	710,892
	Holdings, Ltd.	1,713,990	22,600	Kyphon, Inc.(b,c)	840,720
70,700	PowerShares Zacks Micro		78,800	NeoPharm, Inc.(b,c)	658,768
	Cap Portfolio	1,219,575	17,600	Neurocrine Biosciences, Inc.(b,c)	1,135,904
35,300	ProAssurance Corporation(b)	1,835,600	130,900	NovaMed, Inc.(b)	929,390
23,500	RLI Corporation(c)	1,346,550	44,500	NuVasive, Inc.(b,c)	838,825
18,900	Selective Insurance Group, Inc.(c)	1,001,700	12,000	Onyx Pharmaceuticals, Inc.(b,c)	315,120
19,200	SL Green Realty Corporation	1,948,800	24,600	PDL BioPharma, Inc.(b)	806,880
27,800	Sovran Self Storage, Inc.	1,534,560	26,700	Pharmaceutical Product
71,800	Strategic Hotel Capital, Inc.	1,671,504		Development, Inc.	924,087
15,850	Taylor Capital Group, Inc.	621,162	96,100	PSS World Medical, Inc.(b,c)	1,853,769
39,550	Texas Regional Bancshares, Inc.	1,166,330	39,600	Psychiatric Solutions, Inc.(c)	1,311,948
41,500	Virginia Commerce Bancorp, Inc.(c)	1,491,925	42,300	ResMed, Inc.(b,c)	1,860,354
55,503	Washington Federal, Inc.	1,343,173	195,700	Savient Pharmaceuticals, Inc.(b,c)	1,043,081
24,800	Westamerica Bancorporation	1,287,616	45,900	Sierra Health Services, Inc.(b)	1,868,130
17,000	Wintrust Financial Corporation(c)	988,890	14,200	Sybron Dental Specialties, Inc.(b)	585,608

	Total Financials	72,084,775	38,800	Tanox, Inc.(b,c)	753,496

			33,100	United Surgical Partners
				International, Inc.(b,c)	1,172,071

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (95.4%)	Value	Shares	Common Stock (95.4%)	Value

Health Care — continued			Information Technology (17.2%)
21,300	Universal Health Services, Inc.	$1,081,827	23,900	ADTRAN, Inc.	$625,702
26,600	Vertex Pharmaceuticals, Inc.(b,c)	973,294	31,100	Avocent Corporation(b)	987,114
13,800	Wellcare Health Plans, Inc.(b,c)	627,072	89,800	Axcelis Technologies, Inc.(b,c)	526,228

	Total Health Care	43,254,808	64,900	BEA Systems, Inc.(b)	852,137

			61,400	Benchmark Electronics, Inc.(b,c)	2,354,690
Industrials (18.1%)			91,500	Brocade Communications(b)	611,220
61,200	Adesa, Inc.	1,636,488	15,800	CACI International, Inc.(b)	1,038,850
23,600	American Commercial Lines, Inc.(b)	1,113,920	134,300	Carrier Access Corporation(b,c)	808,486
75,800	Baldor Electric Company(c)	2,567,346	25,600	Citrix Systems, Inc.(b)	970,240
58,450	Beacon Roofing Supply, Inc.(b,c)	2,375,408	86,600	CNET Networks, Inc.(b,c)	1,230,586
20,000	Chicago Bridge and Iron Company 480,000		21,100	Cymer, Inc.(b)	958,784
29,100	Consolidated Graphics, Inc.(b)	1,516,692	48,000	Cypress Semiconductor
31,500	DRS Technologies, Inc.	1,728,405		Corporation(b,c)	813,600
30,900	ElkCorp(c)	1,042,875	118,800	Digitas, Inc.(b)	1,710,720
33,400	Gardner Denver, Inc.(b)	2,177,680	23,150	Diodes, Inc.(b,c)	960,725
81,825	Genesee & Wyoming, Inc.(b)	2,510,391	60,900	ECI Telecom, Ltd.(b)	689,997
39,700	Genlyte Group, Inc.(b)	2,705,158	27,200	eFunds Corporation(b)	702,848
30,750	Graco, Inc.	1,396,972	142,000	Entrust, Inc.(b)	639,000
29,800	Hub Group, Inc.	1,358,284	36,500	Fairchild Semiconductor
56,900	Huron Consulting Group, Inc.(b,c)	1,723,501		International, Inc.(b)	696,055
42,300	IDEX Corporation	2,206,791	18,200	FileNet Corporation(b,c)	491,764
88,600	Interline Brands, Inc.(b)	2,235,378	57,300	FLIR Systems, Inc.(b,c)	1,627,893
27,300	Jacobs Engineering Group, Inc.(b)	2,368,002	19,000	FormFactor, Inc.(b,c)	747,080
71,200	JB Hunt Transport Services, Inc.	1,533,648	35,100	Global Payments, Inc.	1,860,651
23,000	Joy Global, Inc.	1,374,710	45,700	Hutchinson Technology, Inc.(b,c)	1,378,769
25,900	Kirby Corporation(b)	1,764,049	40,600	Hyperion Solutions Corporation(b)	1,323,560
64,300	Labor Ready, Inc.(b,c)	1,539,985	70,400	Informatica Corporation(b,c)	1,094,720
45,400	Landstar System, Inc.	2,003,048	83,500	Ingram Micro, Inc.(b)	1,670,000
21,300	Manitowoc Company, Inc.	1,941,495	105,600	Integrated Device Technology, Inc.(b)	1,569,216
44,000	McGrath Rentcorp(c)	1,322,640	15,600	International Rectifier Corporation(b)	646,308
46,300	MSC Industrial Direct		42,900	Inter-Tel, Inc.(c)	919,776
	Company, Inc.	2,501,126	55,900	Ixia(b,c)	797,134
50,000	Oshkosh Truck Corporation	3,112,000	26,800	J2 Global Communication, Inc.(b,c)	1,259,600
65,200	Pacer International, Inc.	2,130,736	28,000	Kronos, Inc.(b)	1,046,920
31,100	Pall Corporation	970,009	27,000	Macrovision Corporation(b)	598,050
28,900	Precision Castparts Corporation	1,716,660	71,000	Mercury Computer Systems, Inc.(b,c)	1,150,200
49,900	Roper Industries, Inc.	2,426,637	77,400	Micrel, Inc.(b,c)	1,147,068
59,300	SkyWest, Inc.(c)	1,735,711	23,100	Microsemi Corporation(b)	672,441
73,300	Standard Parking Corporation(b,c)	2,042,871	24,000	MoneyGram International, Inc.	737,280
22,600	Terex Corporation(b)	1,790,824	100,100	MPS Group, Inc.(b)	1,531,530
67,300	URS Corporation(b)	2,708,825	278,000	NMS Communications
36,600	Waste Connections, Inc.(b)	1,457,046		Corporation(b,c)	1,048,060
47,400	Watson Wyatt Worldwide, Inc.	1,544,292	62,300	Parametric Technology

	Total Industrials	66,759,603		Corporation(b)	1,017,359

			52,200	Photronics, Inc.(b,c)	979,272
			32,500	Polycom, Inc.(b)	704,600

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)

Shares	Common Stock (95.4%)	Value	Shares	Common Stock (95.4%)	Value

Information Technology — continued			28,100	FMC Corporation	$1,741,638
85,300	Powerwave Technologies, Inc.(b,c)	$1,150,697	35,800	Lubrizol Corporation	1,534,030
34,200	Progress Software Corporation(b)	994,878	13,000	Metal Management, Inc.(c)	411,450
71,700	QLogic Corporation(b)	1,387,395	22,500	NOVA Chemicals Corporation(c)	641,250
28,100	ScanSource, Inc.(b,c)	1,697,521	38,400	Pactiv Corporation(b)	942,336
53,200	Silicon Image, Inc.(b)	548,492	10,400	Reliance Steel & Aluminum
127,500	STATS ChipPAC, Ltd.(b)	1,000,875		Company	976,768
83,800	Stellent, Inc.	993,868	79,300	RPM International, Inc.	1,422,642
38,300	Sybase, Inc.(b)	808,896	13,400	RTI International Metals, Inc.(b,c)	734,990
24,900	Synopsys, Inc.(b)	556,515	35,800	Silgan Holdings, Inc.	1,438,086
33,400	Tech Data Corporation(b)	1,232,794	52,000	Steel Dynamics, Inc.(c)	2,949,960
126,600	TIBCO Software, Inc.(b)	1,058,376	38,500	Stillwater Mining Company(b,c)	633,710

28,700	Transaction Systems			Total Materials	24,161,754

	Architects, Inc.(b)	895,727
54,400	Trimble Navigation, Ltd.(b)	2,450,720	Telecommunications Services (0.7%)
37,800	Varian Semiconductor		73,950	Iowa Telecommunications
	Equipment Associates, Inc.(b)	1,061,424		Services, Inc.(c)	1,410,966
38,100	ViaSat, Inc.(b)	1,091,565	86,450	Valor Communications
172,700	Vitria Technology, Inc.(b)	502,557		Group, Inc.(c)	1,137,682

85,800	webMethods, Inc.(b,c)	722,436		Total Telecommunications
102,900	Wind River Systems, Inc.(b)	1,281,105		Services	2,548,648

22,100	Zebra Technologies Corporation(b)	988,312

	Total Information		Utilities (1.9%)
	Technology	63,620,386	20,000	AGL Resources, Inc.	721,000

			27,200	Alliant Energy Corporation	855,984
Materials (6.6%)			38,300	Aqua America, Inc.(c)	1,065,506
50,100	Airgas, Inc.	1,958,409	40,600	Energen Corporation	1,421,000
34,800	Albemarle Corporation	1,578,180	25,800	OGE Energy Corporation	748,200
12,600	Aleris International, Inc.(b,c)	605,682	40,500	Piedmont Natural Gas
36,900	Bemis Company, Inc.	1,165,302		Company, Inc.(c)	971,595
14,400	Century Aluminum Company(b,c)	611,280	25,800	PNM Resources, Inc.	629,520
19,800	Commercial Metals Company	1,059,102	32,000	Westar Energy, Inc.	665,920

66,000	Crown Holdings, Inc.(b)	1,170,840		Total Utilities	7,078,725

12,300	Eagle Materials, Inc.(c)	784,248

32,050	Florida Rock Industries, Inc.	1,801,851		Total Common Stock
				(cost $274,277,122)	352,200,940

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.4%)	Rate(d)	Date	Value

93,898,399	Thrivent Financial Securities Lending Trust	4.770%	N/A	$93,898,399

	Total Collateral Held for Securities Loaned
	(cost $93,898,399)			93,898,399

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.7%)	Rate(d)	Date	Value

$2,375,000	Federal Home Loan Mortgage Association	3.100%	4/3/2006	$2,374,386
11,811,695	Thrivent Money Market Portfolio	4.460	N/A	11,811,695
2,965,000	Total Capital SA	4.850	4/3/2006	2,964,201

	Total Short-Term Investments (at amortized cost)			17,150,282

	Total Investments (cost $385,325,803) 125.5%			$463,249,621

	Other Assets and Liabilities, Net (25.5%)			(94,219,321)

	Total Net Assets 100.0%			$369,030,300

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S.

depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$80,924,843
Gross unrealized depreciation	(3,001,025)

Net unrealized appreciation (depreciation)	$77,923,818
Cost for federal income tax purposes	$385,325,803

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Small Cap Index Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Consumer Discretionary (15.2%)			12,675	Joseph A. Bank Clothiers, Inc.(b,c)	$607,766
11,000	4Kids Entertainment, Inc.(b,c)	$189,090	39,800	K2, Inc.(b,c)	499,490
38,175	Aaron Rents, Inc.(c)	1,037,215	21,700	Kellwood Company(c)	681,163
26,650	ADVO, Inc.	852,800	22,100	K-Swiss, Inc.	666,094
26,300	Arbitron, Inc.(c)	889,466	14,300	Landry’s Restaurants, Inc.(c)	505,219
11,000	Arctic Cat, Inc.(c)	264,660	44,000	La-Z-Boy, Inc.(c)	748,000
12,300	Ashworth, Inc.(b,c)	122,139	12,000	Lenox Group, Inc.(b,c)	157,200
15,800	Audiovox Corporation(b,c)	188,652	12,000	Libbey, Inc.(c)	84,960
30,500	Aztar Corporation(b,c)	1,280,695	57,300	Live Nation, Inc.(b,c)	1,136,832
28,900	Bally Total Fitness		39,100	LKQ Corporation(b,c)	813,671
	Holding Corporation(b,c)	270,793	15,400	Lone Star Steakhouse & Saloon, Inc.(c) 437,668
10,200	Bassett Furniture Industries, Inc.(c)	203,490	10,400	M/I Homes, Inc.(c)	488,800
15,700	Brown Shoe Company, Inc.	823,936	18,800	Marcus Corporation	375,060
24,500	Building Materials		13,500	MarineMax, Inc.(b,c)	452,520
	Holding Corporation(c)	873,180	44,900	Men’s Wearhouse, Inc.	1,613,706
14,100	Burlington Coat Factory Warehouse		19,500	Meritage Homes Corporation(b,c)	1,071,720
	Corporation	640,845	10,800	Midas, Inc.(b)	236,196
26,400	Cato Corporation	629,904	22,500	Monaco Coach Corporation(c)	301,500
29,125	CEC Entertainment, Inc.(b,c)	979,182	22,900	Multimedia Games, Inc.(b,c)	340,752
64,600	Champion Enterprises, Inc.(b,c)	966,416	4,000	National Presto Industries, Inc.	196,680
18,200	Children’s Place Retail Stores, Inc.(b,c)	1,053,780	28,400	Nautilus Group, Inc.(c)	424,580
30,625	Christopher & Banks Corporation(c)	710,806	4,120	NVR, Inc.(b,c)	3,044,474
12,100	Coachmen Industries, Inc.(c)	137,698	19,500	O’Charley’s, Inc.(b)	359,970
18,600	Cost Plus, Inc.(b,c)	318,060	12,400	Oxford Industries, Inc.(c)	634,012
4,600	CPI Corporation	93,840	22,400	P.F. Chang’s China Bistro, Inc.(b,c)	1,104,096
19,300	Dress Barn, Inc.(b,c)	925,435	26,500	Panera Bread Company(b,c)	1,992,270
12,700	Drew Industries, Inc.(b)	451,485	20,000	Papa John’s International, Inc.(b,c)	656,200
27,950	Ethan Allen Interiors, Inc.(c)	1,174,459	46,000	Pep Boys — Manny, Moe & Jack(c)	695,060
36,500	Finish Line, Inc.	600,425	31,300	Phillips-Van Heusen Corporation	1,195,973
54,100	Fleetwood Enterprises, Inc.(b,c)	604,297	39,800	Pinnacle Entertainment, Inc.(b)	1,121,166
39,637	Fossil, Inc.(b,c)	736,455	35,300	Polaris Industries, Inc.(c)	1,925,968
33,850	Fred’s, Inc.(c)	448,851	8,700	Pre-Paid Legal Services, Inc.(c)	308,676
19,400	Genesco, Inc.(b,c)	754,466	100,300	Quiksilver, Inc.(b,c)	1,390,158
17,900	Group 1 Automotive, Inc.(c)	850,966	28,550	RARE Hospitality
22,200	Guitar Center, Inc.(b,c)	1,058,940		International, Inc.(b,c)	994,396
26,900	Gymboree Corporation(b,c)	700,476	12,400	Red Robin Gourmet Burgers, Inc.(b,c)	585,280
16,400	Hancock Fabrics, Inc.(c)	59,696	10,200	Russ Berrie and Company, Inc.(c)	155,040
19,200	Haverty Furniture Companies, Inc.	275,520	28,000	Russell Corporation(c)	386,400
30,350	Hibbett Sporting Goods, Inc.(b)	1,001,246	35,900	Ryan’s Restaurant Group, Inc.(b)	520,550
38,175	Hot Topic, Inc.(b,c)	553,538	44,612	SCP Pool Corporation(c)	2,092,749
16,000	IHOP Corporation(c)	767,040	29,800	Select Comfort Corporation(b,c)	1,178,590
40,675	Insight Enterprises, Inc.(b)	895,257	29,425	Shuffle Master, Inc.(b,c)	1,051,650
40,800	Interface, Inc.(b)	563,448	5,900	Skyline Corporation(c)	244,142
17,250	J. Jill Group, Inc.(b)	412,448	25,200	Sonic Automotive, Inc.	699,552
29,300	Jack in the Box, Inc.(b,c)	1,274,550	48,968	Sonic Corporation(b)	1,720,246
22,900	JAKKS Pacific, Inc.(b,c)	612,346	22,300	Stage Stores, Inc.	663,425
19,830	Jo-Ann Stores, Inc.(b,c)	266,912	10,100	Standard Motor Products, Inc.	89,688

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Consumer Discretionary — continued			8,400	USANA Health Sciences, Inc.(b,c)	$350,448
58,300	Standard Pacific Corporation(c)	$1,960,046	14,370	WD-40 Company(c)	443,314

23,717	Steak n Shake Company(b,c)	500,429		Total Consumer Staples	18,257,228

22,700	Stein Mart, Inc.(c)	395,434
31,300	Stride Rite Corporation(c)	453,224	Energy (7.7%)
18,300	Sturm, Ruger & Company, Inc.(c)	146,034	11,400	Atwood Oceanics, Inc.(b,c)	1,151,514
19,600	Superior Industries		19,800	Bristow Group, Inc.(b,c)	611,820
	International, Inc.(c)	379,456	41,200	Cabot Oil & Gas Corporation	1,974,716
9,400	Thomas Nelson, Inc.	274,950	16,900	Carbo Ceramics, Inc.(c)	961,779
28,300	Too, Inc.(b)	972,105	70,300	Cimarex Energy Company(c)	3,041,178
28,400	Tractor Supply Company(b)	1,884,056	6,900	Dril-Quip, Inc.(b,c)	488,865
46,000	Triarc Companies, Inc.(c)	804,080	47,700	Frontier Oil Corporation(c)	2,830,995
22,100	Tuesday Morning Corporation	510,289	65,900	Helix Energy Solutions
19,500	Universal Technical Institute, Inc.(b,c)	586,950		Group, Inc.(b,c)	2,497,610
8,300	Vertrue, Inc.(b,c)	346,940	16,700	Hydril Company(b,c)	1,301,765
27,900	Winnebago Industries, Inc.(c)	846,486	59,500	Input/Output, Inc.(b,c)	577,745
19,200	WMS Industries, Inc.(b,c)	577,920	26,000	Lone Star Technologies, Inc.(b)	1,440,660
48,300	Wolverine World Wide, Inc.(c)	1,068,879	12,400	Lufkin Industries, Inc.(c)	687,456
40,600	Zale Corporation(b,c)	1,138,018	65,200	Massey Energy Company(c)	2,351,764

	Total Consumer		36,600	Maverick Tube Corporation(b,c)	1,939,434
	Discretionary	77,009,507	19,100	NS Group, Inc.(b,c)	879,173

			22,600	Oceaneering International, Inc.(b,c)	1,294,980
Consumer Staples (3.6%)			15,800	Penn Virginia Corporation	1,121,800
73,900	Alliance One International, Inc.(c)	359,154	13,800	Petroleum Development
15,800	American Italian Pasta Company(c)	98,908		Corporation(b,c)	625,968
42,800	Casey’s General Stores, Inc.	978,836	20,100	Remington Oil and Gas
62,700	Corn Products International, Inc.(c)	1,854,039		Corporation(b)	868,722
30,300	Delta & Pine Land Company(c)	913,848	17,550	SEACOR Holdings, Inc.(b,c)	1,389,960
44,450	Flowers Foods, Inc.(c)	1,320,165	48,100	St. Mary Land & Exploration
15,300	Great Atlantic & Pacific Tea			Company(c)	1,963,923
	Company, Inc.(b,c)	534,429	23,000	Stone Energy Corporation(b,c)	1,014,990
32,300	Hain Celestial Group, Inc.(b,c)	845,937	24,400	Swift Energy Company(b,c)	914,024
10,700	Hansen Natural Corporation(b,c)	1,348,735	29,425	TETRA Technologies, Inc.(b)	1,384,152
11,700	J & J Snack Foods Corporation	393,003	39,200	Unit Corporation(b)	2,185,400
25,500	Lance, Inc.(c)	573,750	30,100	Veritas DGC, Inc.(b)	1,366,239
22,600	Longs Drug Stores Corporation(c)	1,045,928	24,800	W-H Energy Services, Inc.(b)	1,103,352
11,300	Nash Finch Company(c)	337,870	23,200	World Fuel Services Corporation	938,208

10,000	Nature’s Sunshine Products, Inc.(c)	125,000		Total Energy	38,908,192

47,400	NBTY, Inc.(b,c)	1,067,448
12,000	Peet’s Coffee & Tea, Inc.(b,c)	360,000	Financials (14.5%)
29,000	Performance Food Group Company(b,c)	904,510	26,800	Acadia Realty Trust(c)	631,140
53,900	Playtex Products, Inc.(b,c)	564,333	15,600	Anchor BanCorp Wisconsin, Inc.(c)	472,836
24,500	Ralcorp Holdings, Inc.(b,c)	932,225	38,100	BankAtlantic Bancorp, Inc.	548,259
12,000	Sanderson Farms, Inc.(c)	268,800	27,100	BankUnited Financial Corporation	732,784
31,800	Spectrum Brands, Inc.(b,c)	690,696	29,700	Boston Private Financial
26,400	TreeHouse Foods, Inc.(b,c)	700,920		Holdings, Inc.(c)	1,003,563
35,600	United Natural Foods, Inc.(b,c)	1,244,932	52,300	Brookline Bancorp, Inc.(c)	810,127

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Financials — continued			48,050	New Century Financial
24,900	Cash America International, Inc.	$747,498		Corporation(c)	$2,211,261
26,000	Central Pacific Financial		12,200	Parkway Properties, Inc.(c)	532,896
	Corporation(c)	954,720	47,000	Philadelphia Consolidated
39,818	Chittenden Corporation	1,153,527		Holding Corporation(b,c)	1,604,580
38,400	Colonial Properties Trust	1,924,992	17,500	Piper Jaffray Companies(b)	962,500
47,400	Commercial Net Lease Realty, Inc.(c)	1,104,420	13,400	Portfolio Recovery Associates, Inc.(b,c)	627,522
25,600	Community Bank System, Inc.(c)	571,648	18,400	Presidential Life Corporation(c)	467,544
24,277	Delphi Financial Group, Inc.(c)	1,253,422	15,000	PrivateBancorp, Inc.(c)	622,350
23,675	Dime Community Bancshares(c)	340,210	26,300	ProAssurance Corporation(b)	1,367,600
17,665	Downey Financial Corporation(c)	1,188,854	21,400	Prosperity Bancshares, Inc.(c)	646,494
49,600	East West Bancorp, Inc.(c)	1,912,080	27,964	Provident Bankshares Corporation	1,019,288
18,900	EastGroup Properties, Inc.(c)	896,616	63,829	Republic Bancorp, Inc.(c)	768,501
22,400	Entertainment Properties Trust	940,352	17,800	Rewards Network, Inc.(b,c)	141,688
19,600	Essex Property Trust, Inc.(c)	2,131,108	18,300	RLI Corporation	1,048,590
18,900	Fidelity Bankshares, Inc.(c)	635,607	8,500	SCPIE Holdings, Inc.(b)	208,250
22,950	Financial Federal Corporation(c)	672,435	24,100	Selective Insurance Group, Inc.	1,277,300
68,700	First BanCorp	849,132	39,800	Shurgard Storage Centers, Inc.	2,651,874
58,400	First Commonwealth Financial		63,300	South Financial Group, Inc.(c)	1,655,295
	Corporation	856,144	14,000	Sovran Self Storage, Inc.	772,800
41,912	First Midwest Bancorp, Inc.	1,532,722	38,600	Sterling Bancshares, Inc.	696,730
19,400	First Republic Bank(c)	733,708	29,615	Sterling Financial Corporation(c)	858,835
14,100	FirstFed Financial Corporation(b,c)	843,321	15,500	Stewart Information Services
29,700	Flagstar Bancorp, Inc.(c)	448,470		Corporation(c)	729,740
19,000	Franklin Bank Corporation(b,c)	365,370	39,800	Susquehanna Bancshares, Inc.	1,025,646
55,600	Fremont General Corporation(c)	1,198,736	13,551	SWS Group, Inc.	354,359
26,500	Glacier Bancorp, Inc.(c)	822,825	63,582	TrustCo Bank Corporation NY(c)	773,793
29,700	Glenborough Realty Trust, Inc.(c)	645,975	79,000	UCBH Holdings, Inc.(c)	1,494,680
32,500	Gold Banc Corporation, Inc.	595,400	37,700	Umpqua Holdings Corporation(c)	1,074,450
33,400	Hanmi Financial Corporation	603,204	31,500	United Bankshares, Inc.(c)	1,205,505
16,700	Harbor Florida Bancshares, Inc.(c)	632,429	14,500	United Fire & Casual Company(c)	477,050
30,700	Hilb, Rogal and Hobbs Company	1,265,454	53,700	Whitney Holding Corporation	1,904,202
17,500	Infinity Property & Casualty		20,100	Wintrust Financial Corporation	1,169,217
	Corporation(c)	730,450	15,612	World Acceptance Corporation(b)	427,769
35,900	Investment Technology		31,600	Zenith National Insurance
	Group, Inc.(b,c)	1,787,820		Corporation	1,520,908

15,200	Irwin Financial Corporation(c)	293,816		Total Financials	73,599,603

25,200	Kilroy Realty Corporation(c)	1,946,952
51,500	LaBranche & Company, Inc.(b,c)	814,215	Health Care (12.0%)
14,600	LandAmerica Financial Group, Inc.(c)	990,610	35,400	Alpharma, Inc.	949,428
44,200	Lexington Corporate Properties Trust	921,570	13,400	Amedisys, Inc.(b,c)	465,650
17,300	LTC Properties, Inc.	402,398	59,100	American Medical Systems
25,100	MAF Bancorp, Inc.	1,098,627		Holdings, Inc.(b,c)	1,329,750
16,800	Nara Bancorp, Inc.(c)	294,840	43,800	AMERIGROUP Corporation(b)	921,552

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Health Care — continued			23,100	Merit Medical Systems, Inc.(b)	$277,431
25,150	AmSurg Corporation(b,c)	$570,654	65,700	MGI Pharma, Inc.(b,c)	1,149,750
11,800	Analogic Corporation(c)	781,160	20,100	Noven Pharmaceuticals, Inc.(b,c)	362,001
30,100	ArQule, Inc.(b,c)	172,774	29,200	Odyssey Healthcare, Inc.(b,c)	502,532
21,300	ArthroCare Corporation(b,c)	1,018,566	14,800	Osteotech, Inc.(b)	64,824
19,800	BioLase Technology, Inc.(c)	189,090	33,800	Owens & Minor, Inc.(c)	1,107,626
14,800	Biosite, Inc.(b,c)	768,564	22,600	PAREXEL International
12,800	Bradley Pharmaceuticals, Inc.(b,c)	190,336		Corporation(b,c)	597,544
22,700	Cambrex Corporation(c)	443,558	20,400	Pediatrix Medical Group, Inc.(b,c)	2,093,856
36,400	Centene Corporation(b,c)	1,061,788	27,787	Per-Se Technologies, Inc.(b,c)	740,801
52,600	Cerner Corporation(b,c)	2,495,870	19,500	PolyMedica Corporation(c)	826,020
21,900	Chemed Corporation	1,299,546	14,600	Possis Medical, Inc.(b)	148,336
12,100	CNS, Inc.(c)	260,634	37,600	Regeneron Pharmaceuticals, Inc.(b,c)	625,288
23,750	CONMED Corporation(b,c)	454,812	14,200	RehabCare Group, Inc.(b,c)	267,670
28,400	Connetics Corporation(b,c)	480,812	63,700	ResMed, Inc.(b,c)	2,801,526
37,700	Cooper Companies, Inc.(c)	2,036,931	61,500	Respironics, Inc.(b)	2,392,965
17,900	Cross Country Healthcare, Inc.(b)	346,544	51,900	Savient Pharmaceuticals, Inc.(b,c)	276,627
18,750	CryoLife, Inc.(b,c)	82,500	15,600	SFBC International, Inc.(b,c)	380,328
18,500	Cyberonics, Inc.(b,c)	476,745	43,900	Sierra Health Services, Inc.(b)	1,786,730
10,500	Datascope Corporation(c)	415,380	35,300	Sunrise Senior Living, Inc.(b,c)	1,375,641
36,900	Dendrite International, Inc.(b,c)	503,685	13,300	SurModics, Inc.(b,c)	470,288
20,000	Diagnostic Products Corporation(c)	952,600	34,300	Sybron Dental Specialties, Inc.(b)	1,414,532
17,100	Dionex Corporation(b,c)	1,051,308	27,300	Theragenics Corporation(b,c)	86,268
18,800	DJ Orthopedics, Inc.(b,c)	747,488	37,550	United Surgical Partners
23,297	Enzo Biochem, Inc.(b,c)	314,510		International, Inc.(b,c)	1,329,646
23,600	First Horizon Pharmaceutical		23,400	Ventiv Health, Inc.(b,c)	777,348
	Corporation(b)	594,956	26,900	Viasys Healthcare, Inc.(b)	809,152
16,500	Genesis Healthcare Corporation(b,c)	725,010	5,000	Vital Signs, Inc.	274,650

22,200	Gentiva Health Services, Inc.(b)	404,262		Total Health Care	60,517,699

18,300	Greatbatch Technologies, Inc.(b,c)	400,953
22,500	Haemonetics Corporation(b,c)	1,142,325	Industrials (18.0%)
29,000	Healthways, Inc.(b,c)	1,477,260	17,200	A.O. Smith Corporation(c)	908,160
38,400	Hologic, Inc.(b,c)	2,125,440	15,100	A.S.V., Inc.(b,c)	486,522
55,900	Hooper Holmes, Inc.(c)	161,551	30,100	AAR Corporation(b,c)	857,248
12,000	ICU Medical, Inc.(b,c)	434,280	32,800	ABM Industries, Inc.(c)	628,776
27,000	IDEXX Laboratories, Inc.(b,c)	2,331,720	38,000	Acuity Brands, Inc.	1,520,000
37,650	Immucor, Inc.(b)	1,080,178	19,400	Administaff, Inc.	1,054,584
14,800	Integra LifeSciences Holdings		26,900	Albany International Corporation	1,024,621
	Corporation(b,c)	606,504	7,800	Angelica Corporation(c)	160,056
32,666	Intermagnetics General		23,600	Apogee Enterprises, Inc.(c)	398,368
	Corporation(b,c)	818,271	20,700	Applied Industrial Technologies, Inc.	923,220
26,900	Invacare Corporation(c)	835,514	10,000	Applied Signal Technology, Inc.(c)	198,300
8,400	Kensey Nash Corporation(b,c)	240,240	21,500	Arkansas Best Corporation(c)	841,080
17,000	Laserscope(b,c)	402,050	25,200	Armor Holdings, Inc.(b,c)	1,468,908
17,550	LCA-Vision, Inc.(c)	879,430	34,300	Artesyn Technologies, Inc.(b,c)	375,585
17,600	Matria Healthcare, Inc.(b)	668,096	14,800	Astec Industries, Inc.(b,c)	531,320
32,400	Mentor Corporation(c)	1,468,044	23,800	Baldor Electric Company(c)	806,106

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Industrials — continued			25,800	Manitowoc Company, Inc.(c,d)	$2,351,670
15,000	Barnes Group, Inc.(c)	$607,500	29,700	Mesa Air Group, Inc.(b,c)	339,768
28,000	Bowne & Company, Inc.(c)	466,760	28,400	Mobile Mini, Inc.(b,c)	878,128
41,600	Brady Corporation	1,558,336	31,050	Moog, Inc.(b,c)	1,101,964
44,000	Briggs & Stratton Corporation(c)	1,556,280	31,100	Mueller Industries, Inc.	1,109,959
21,600	C&D Technologies, Inc.(c)	199,584	17,300	NCI Building Systems, Inc.(b,c)	1,034,021
10,600	CDI Corporation(c)	304,962	27,300	NCO Group, Inc.(b,c)	648,375
15,200	Central Parking Corporation(c)	243,200	24,150	Old Dominion Freight Line(b,c)	650,842
22,450	Ceradyne, Inc.(b,c)	1,120,255	21,700	On Assignment, Inc.(b)	238,266
43,800	CLARCOR, Inc.	1,559,280	62,400	Oshkosh Truck Corporation	3,883,775
23,500	Coinstar, Inc.(b,c)	608,885	26,100	Regal-Beloit Corporation(c)	1,103,247
10,000	Consolidated Graphics, Inc.(b)	521,200	10,000	Robbins & Myers, Inc.(c)	216,000
13,300	Cubic Corporation(c)	318,402	19,500	School Specialty, Inc.(b)	672,750
18,500	Curtiss-Wright Corporation	1,224,700	67,300	Shaw Group, Inc.(b)	2,045,920
12,700	EDO Corporation(c)	391,795	31,200	Simpson Manufacturing
27,700	EGL, Inc.(b,c)	1,246,500		Company, Inc.(c)	1,350,960
15,500	ElkCorp(c)	523,125	49,200	SkyWest, Inc.(c)	1,440,084
26,400	EMCOR Group, Inc.(b)	1,311,024	13,300	SOURCECORP, Inc.(b)	320,663
18,400	EnPro Industries, Inc.(b,c)	631,120	50,700	Spherion Corporation(b)	527,280
21,600	Esterline Technologies Corporation(b,c)	923,400	10,900	Standard Register Company	168,950
26,600	Forward Air Corporation(c)	991,914	9,500	Standex International Corporation	300,770
30,800	Frontier Airlines, Inc.(b,c)	237,160	24,900	Stewart & Stevenson Services, Inc.(c)	908,352
18,000	G & K Services, Inc.(c)	765,720	28,700	Teledyne Technologies, Inc.(b)	1,021,720
22,000	Gardner Denver, Inc.(b)	1,434,400	48,506	Tetra Tech, Inc.(b)	925,980
46,700	GenCorp, Inc.(b,c)	959,685	36,700	Toro Company	1,752,425
21,430	Griffon Corporation(b,c)	532,321	23,700	Tredegar Corporation(c)	377,067
22,950	Healthcare Services Group, Inc.(c)	490,212	13,600	Triumph Group, Inc.(b)	601,936
38,186	Heartland Express, Inc.(c)	832,073	26,800	United Stationers, Inc.(b)	1,423,080
15,700	Heidrick & Struggles		13,800	Universal Forest Products, Inc.	876,162
	International, Inc.(b,c)	569,596	36,600	URS Corporation(b)	1,473,150
17,100	Hub Group, Inc.	779,418	14,000	Valmont Industries, Inc.	588,560
44,900	IDEX Corporation	2,342,433	19,100	Viad Corporation	654,748
22,900	Insituform Technologies, Inc.(b,c)	609,140	16,300	Vicor Corporation	321,599
89,400	JLG Industries, Inc.(d)	2,752,626	7,100	Volt Information Sciences, Inc.(b)	216,976
24,000	John H. Harland Company(c)	943,200	26,500	Wabash National Corporation(c)	523,375
20,200	Kaman Corporation(c)	508,232	39,300	Waste Connections, Inc.(b,c)	1,564,533
62,400	Kansas City Southern, Inc.(b,c)	1,541,280	20,150	Watsco, Inc.	1,431,658
23,800	Kaydon Corporation(c)	960,568	35,900	Watson Wyatt Worldwide, Inc.(c)	1,169,622
22,300	Kirby Corporation(b)	1,518,853	21,500	Watts Water Technologies, Inc.(c)	781,310
48,750	Knight Transportation, Inc.(c)	962,812	12,900	Wolverine Tube, Inc.(b,c)	51,858
45,900	Labor Ready, Inc.(b,c)	1,099,305	25,200	Woodward Governor Company	837,900

50,000	Landstar System, Inc.	2,206,000		Total Industrials	90,523,246

3,900	Lawson Products, Inc.	159,666
48,236	Lennox International, Inc.	1,440,327	Information Technology (16.3%)
9,950	Lindsay Manufacturing Company	269,546	21,600	Actel Corporation(b,c)	344,304
13,900	Lydall, Inc.(b)	134,135	96,800	Adaptec, Inc.(b,c)	535,304
24,700	MagneTek, Inc.(b,c)	98,059	24,900	Advanced Energy Industries, Inc.(b,c)	351,837

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Information Technology — continued			35,600	FileNet Corporation(b)	$961,912
63,550	Aeroflex, Inc.(b,c)	$872,542	58,600	FLIR Systems, Inc.(b,c)	1,664,826
25,900	Agilysys, Inc.	390,054	19,200	Gerber Scientific, Inc.(b)	198,528
19,700	Altiris, Inc.(b)	433,597	22,500	Gevity HR, Inc.(c)	550,350
27,900	Anixter International, Inc.(c)	1,333,062	19,800	Global Imaging Systems, Inc.(b,c)	752,004
27,300	ANSYS, Inc.(b,c)	1,478,295	56,460	Global Payments, Inc.	2,992,945
31,900	ATMI, Inc.(b,c)	963,380	62,400	Harmonic, Inc.(b,c)	397,488
35,713	Avid Technology, Inc.(b,c)	1,552,087	21,700	Hutchinson Technology, Inc.(b,c)	654,689
85,300	Axcelis Technologies, Inc.(b,c)	499,858	50,570	Hyperion Solutions Corporation(b,c)	1,648,582
10,000	Bel Fuse, Inc.	350,300	23,400	InfoSpace, Inc.(b,c)	654,030
36,825	Belden CDT, Inc.	1,002,745	32,600	Internet Security Systems, Inc.(b,c)	781,748
25,500	Bell Microproducts, Inc.(b,c)	157,080	17,700	Inter-Tel, Inc.	379,488
36,100	Benchmark Electronics, Inc.(b,c)	1,384,435	15,287	Intrado, Inc.(b)	397,156
14,800	Black Box Corporation(c)	711,140	11,000	iPayment Holdings, Inc.(b)	471,350
12,200	Blue Coat Systems, Inc.(b,c)	265,228	21,100	Itron, Inc.(b)	1,262,835
35,200	Brightpoint, Inc.(b)	1,093,312	21,000	J2 Global Communication, Inc.(b,c)	987,000
63,407	Brooks Automation, Inc.(b,c)	902,916	24,500	JDA Software Group, Inc.(b,c)	353,780
25,600	CACI International, Inc.(b,c)	1,683,200	38,600	Keane, Inc.(b,c)	607,950
24,300	Captaris, Inc.(b,c)	112,509	12,300	Keithley Instruments, Inc.	188,928
18,400	Carreker Corporation(b,c)	118,312	25,600	Komag, Inc.(b,c)	1,218,560
8,800	Catapult Communications		58,500	Kopin Corporation(b,c)	293,085
	Corporation(b,c)	117,040	27,087	Kronos, Inc.(b)	1,012,783
40,700	C-COR, Inc.(b,c)	355,718	47,700	Kulicke and Soffa Industries, Inc.(b,c)	455,058
32,900	Checkpoint Systems, Inc.(b,c)	884,352	19,000	Littelfuse, Inc.(b,c)	648,470
46,300	CIBER, Inc.(b,c)	295,394	23,400	Manhattan Associates, Inc.(b,c)	514,800
39,700	Cognex Corporation(c)	1,176,708	15,200	ManTech International
26,300	Coherent, Inc.(b,c)	923,393		Corporation(b,c)	504,944
19,100	Cohu, Inc.(c)	405,302	17,700	MapInfo Corporation(b,c)	248,154
17,200	Comtech Telecommunications		16,300	MAXIMUS, Inc.	586,474
	Corporation(b,c)	501,724	17,800	Mercury Computer Systems, Inc.(b)	288,360
30,400	CTS Corporation(c)	406,752	31,700	Methode Electronics, Inc.	345,213
30,300	Cymer, Inc.(b,c)	1,376,832	33,200	MICROS Systems, Inc.(b,c)	1,529,524
13,300	Daktronics, Inc.(c)	485,450	55,100	Microsemi Corporation(b,c)	1,603,961
17,500	Digi International, Inc.(b)	204,225	23,800	MIVA, Inc.(b,c)	97,104
29,300	Digital Insight Corporation(b)	1,066,520	18,400	MRO Software, Inc.(b)	293,664
16,100	Diodes, Inc.(b)	668,150	16,300	MTS Systems Corporation	681,829
27,500	Ditech Communications		37,200	Napster, Inc.(b,c)	125,736
	Corporation(b,c)	287,375	16,700	Neoware Systems, Inc.(b,c)	494,654
24,300	DSP Group, Inc.(b,c)	704,943	28,000	NETGEAR, Inc.(b,c)	532,280
39,100	eFunds Corporation(b)	1,010,344	21,100	Network Equipment
24,400	Electro Scientific Industries, Inc.(b)	539,972		Technologies, Inc.(b,c)	83,767
46,600	Epicor Software Corporation(b)	625,838	24,900	Novatel Wireless, Inc.(b,c)	222,855
11,700	EPIQ Systems, Inc.(b,c)	222,300	16,900	Open Solutions, Inc.(b,c)	461,539
30,100	ESS Technology, Inc.(b,c)	99,932	17,150	Park Electrochemical Corporation	505,925
30,100	Exar Corporation(b,c)	429,828	31,200	Paxar Corporation(b,c)	610,584
28,750	FactSet Research Systems, Inc.	1,275,062	18,300	PC TEL, Inc.(b,c)	174,216
21,200	FEI Company(b,c)	420,820	15,000	Pegasus Solutions, Inc.(b,c)	141,150

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Information Technology — continued			Materials (6.1%)
22,300	Pericom Semiconductor		26,200	A. Schulman, Inc.	$648,450
	Corporation(b)	$219,878	8,300	A.M. Castle & Company(c)	244,850
21,400	Phoenix Technologies, Ltd.(b,c)	145,092	26,365	Aleris International, Inc.(b)	1,267,366
14,500	Photon Dynamics, Inc.(b)	271,875	18,800	AMCOL International Corporation	541,440
35,100	Photronics, Inc.(b,c)	658,476	29,800	AptarGroup, Inc.	1,646,450
12,700	Planar Systems, Inc.(b,c)	214,884	20,300	Arch Chemicals, Inc.	617,120
25,000	Power Integrations, Inc.(b,c)	619,500	16,400	Brush Engineered Materials, Inc.(b,c)	323,900
34,300	Progress Software Corporation(b)	997,787	28,100	Buckeye Technologies, Inc.(b,c)	254,305
14,000	Quality Systems, Inc.(c)	463,400	24,500	Caraustar Industries, Inc.(b,c)	252,105
20,000	Radiant Systems, Inc.(b,c)	270,400	18,600	Carpenter Technology Corporation(c)	1,758,072
17,600	RadiSys Corporation(b,c)	349,360	19,400	Century Aluminum Company(b)	823,530
13,900	Rogers Corporation(b)	757,272	19,400	Chaparral Steel Company(b)	1,259,448
20,100	Rudolph Technologies, Inc.(b,c)	342,705	16,800	Chesapeake Corporation	233,184
13,300	SBS Technologies, Inc.(b)	215,460	18,600	Cleveland-Cliffs, Inc.(c)	1,620,432
10,800	ScanSource, Inc.(b,c)	652,428	49,600	Commercial Metals Company	2,653,104
45,600	Secure Computing Corporation(b,c)	526,224	10,500	Deltic Timber Corporation(c)	636,300
135,400	Skyworks Solutions, Inc.(b,c)	919,366	29,000	Georgia Gulf Corporation(c)	753,710
21,500	Sonic Solutions, Inc.(b,c)	389,365	24,800	H.B. Fuller Company(c)	1,273,232
14,300	SPSS, Inc.(b)	452,738	35,700	Headwaters, Inc.(b,c)	1,420,503
18,100	Standard Microsystems Corporation(b)	470,238	21,400	MacDermid, Inc.	688,010
9,700	StarTek, Inc.	228,532	11,000	Material Sciences Corporation(b)	132,880
10,100	Supertex, Inc.(b,c)	379,962	26,663	Myers Industries, Inc.(c)	426,341
39,050	Symmetricom, Inc.(b,c)	333,878	12,700	Neenah Paper, Inc.(c)	415,925
21,000	Synaptics, Inc.(b,c)	461,790	24,800	OM Group, Inc.(b)	570,400
60,650	Take-Two Interactive		35,000	OMNOVA Solutions, Inc.(b)	214,200
	Software, Inc.(b,c)	1,131,729	7,600	Penford Corporation	122,208
27,150	TALX Corporation(c)	773,232	78,000	PolyOne Corporation(b,c)	726,960
34,400	Technitrol, Inc.(c)	824,912	14,000	Pope & Talbot, Inc.(c)	95,200
54,137	THQ, Inc.(b,c)	1,401,607	8,400	Quaker Chemical Corporation	182,700
11,100	Tollgrade Communications, Inc.(b)	165,168	21,450	Quanex Corporation	1,429,214
46,050	Trimble Navigation, Ltd.(b)	2,074,552	26,900	Reliance Steel &
20,200	Ultratech, Inc.(b,c)	494,496		Aluminum Company	2,526,448
48,650	Varian Semiconductor		26,600	Rock-Tenn Company	398,734
	Equipment Associates, Inc.(b)	1,366,092	19,500	RTI International Metals, Inc.(b,c)	1,069,575
22,800	Veeco Instruments, Inc.(b,c)	532,380	21,400	Ryerson, Inc.(c)	572,664
19,300	ViaSat, Inc.(b)	552,945	13,100	Schweitzer-Mauduit
29,500	WebEx Communications, Inc.(b,c)	993,265		International, Inc.	314,400
40,600	Websense, Inc.(b)	1,119,748	9,500	Steel Technologies, Inc.(c)	230,850
15,700	X-Rite, Inc.(c)	208,496	19,500	Texas Industries, Inc.(c)	1,179,555
10,152	Zilog, Inc.(b,e)	1	34,900	Tronox, Inc.(b)	592,951

	Total Information		43,600	Wausau-Mosinee Paper Corporation	617,812
	Technology	82,578,982	14,600	Wellman, Inc.(c)	92,856

				Total Materials	30,827,384

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Telecommunications Services (0.2%)			62,300	Energen Corporation	$2,180,500
18,600	Commonwealth Telephone		4,600	Green Mountain Power Corporation	132,894
	Enterprises, Inc.(c)	$640,770	18,200	Laclede Group, Inc.	626,444
39,800	General Communication, Inc.(b)	481,182	23,600	New Jersey Resources Corporation	1,067,900

	Total Telecommunications		23,600	Northwest Natural Gas Company(c)	837,564
	Services	1,121,952	64,900	Piedmont Natural Gas

				Company, Inc.	1,556,951
Utilities (4.1%)			24,700	South Jersey Industries, Inc.	673,569
25,633	ALLETE, Inc.	1,194,498	83,032	Southern Union Company(c)	2,061,685
14,450	American States Water Company(c)	539,852	33,600	Southwest Gas Corporation(c)	939,120
68,700	Atmos Energy Corporation	1,808,871	89,300	UGI Corporation	1,881,551
41,300	Avista Corporation(c)	852,845	11,000	UIL Holdings Corporation	575,850
9,800	Cascade Natural Gas Corporation(c)	193,060	29,600	UniSource Energy Corporation	902,800

10,600	Central Vermont Public Service			Total Utilities	20,536,333

	Corporation	224,826

11,700	CH Energy Group, Inc.(c)	561,600		Total Common Stock
42,500	Cleco Corporation(c)	949,025		(cost $316,334,050)	493,880,126

40,700	El Paso Electric Company(b)	774,928

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.5%)	Rate(f)	Date	Value

129,116,293 Thrivent Financial Securities Lending Trust		4.770%	N/A	$129,116,293

	Total Collateral Held for Securities Loaned
	(cost $129,116,293)			129,116,293

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.3%)	Rate(f)	Date	Value

$500,000	Federal National Mortgage Association(d)	4.920%	8/16/2006	$490,869
6,095,841	Thrivent Money Market Portfolio(d)	4.460	N/A	6,095,841

	Total Short-Term Investments (cost $6,586,950)			6,586,710

	Total Investments (cost $452,037,293) 124.5%			$629,583,129

	Other Assets and Liabilities, Net (24.5%)			(123,860,689)

	Total Net Assets 100.0%			$505,722,440

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At March 31, 2006, $490,869 of Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, 89,400 shares in JLG Industries, Inc. common stock valued at $2,752,626, 25,800 shares in Manitowoc Company, Inc. common stock valued at $2,351,670 and $6,095,841 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

Russell 2000 Futures	30	June 2006	Long	$11,577,050	$11,180,540	$396,510

(e) Security is fair valued.

(f) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$206,284,770
Gross unrealized depreciation	(28,738,934)

Net unrealized appreciation (depreciation)	$177,545,836
Cost for federal income tax purposes	$452,037,293

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mid Cap Growth Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Consumer Discretionary (17.3%)			6,700	Strayer Education, Inc.(c)	$685,142
42,800	Abercrombie & Fitch Company	$2,495,240	149,600	Texas Roadhouse, Inc.(b,c)	2,556,664
51,650	Advance Auto Parts, Inc.	2,150,706	111,300	TJX Companies, Inc.	2,762,466
28,800	Aeropostale, Inc.(b)	868,608	49,700	Tractor Supply Company(b,c)	3,297,098
53,700	Barnes & Noble, Inc.	2,483,625	128,020	Univision Communications, Inc.(b)	4,412,849
58,100	Bed Bath & Beyond, Inc.(b)	2,231,040	93,800	Urban Outfitters, Inc.(b)	2,301,852
30,700	Carters, Inc.(b,c)	2,071,943	18,500	Weight Watchers International, Inc. 950,900
24,100	Centex Corporation	1,493,959	65,100	Williams-Sonoma, Inc.(b)	2,760,240
149,750	Cheesecake Factory, Inc.(b,c)	5,608,138	26,100	Wynn Resorts, Ltd.(b,c)	2,005,785
104,900	Chico’s FAS, Inc.(b)	4,263,136	66,500	XM Satellite Radio Holdings, Inc.(b)	1,480,955

51,100	Claire’s Stores, Inc.	1,855,441		Total Consumer
153,900	Coach, Inc.(b)	5,321,862		Discretionary	134,025,887

45,900	Coldwater Creek, Inc.(b,c)	1,276,020
48,500	Domino’s Pizza, Inc.(c)	1,384,675	Consumer Staples (0.9%)
28,600	Fortune Brands, Inc.	2,306,018	88,700	Corn Products International, Inc.(c)	2,622,859
49,500	GameStop Corporation(b)	2,333,430	79,200	Dean Foods Company(b)	3,075,336
27,100	Garmin, Ltd.(c)	2,152,553	21,200	Whole Foods Market, Inc.	1,408,528

49,600	Gentex Corporation(c)	866,016		Total Consumer Staples	7,106,723

42,100	Getty Images, Inc.(b,c)	3,152,448
50,100	Harman International		Energy (8.3%)
	Industries, Inc.	5,567,613	35,300	Bill Barrett Corporation(b,c)	1,150,427
50,700	Harrah’s Entertainment, Inc.	3,952,572	101,940	BJ Services Company	3,527,124
86,800	Hilton Hotels Corporation	2,209,928	28,600	Cameco Corporation(c)	1,029,600
41,600	International Game Technology	1,465,152	94,400	Chesapeake Energy Corporation(c)	2,965,104
59,700	ITT Educational Services, Inc.(b)	3,823,785	16,300	CONSOL Energy, Inc.	1,208,808
74,400	Lamar Advertising Company(b,c)	3,914,928	89,600	Cooper Cameron Corporation(b)	3,949,568
25,600	Lennar Corporation	1,545,728	98,300	Denbury Resources, Inc.(b)	3,113,161
15,900	Marriott International, Inc.	1,090,740	27,800	Diamond Offshore Drilling, Inc.(c)	2,488,100
59,600	MGM MIRAGE(b)	2,568,164	41,500	ENSCO International, Inc.	2,135,175
33,400	Michaels Stores, Inc.	1,255,172	29,600	EOG Resources, Inc.	2,131,200
52,200	Nordstrom, Inc.	2,045,196	57,700	GlobalSantaFe Corporation	3,505,275
90,000	Office Depot, Inc.(b)	3,351,600	53,400	Grant Prideco, Inc.(b)	2,287,656
50,200	O’Reilly Automotive, Inc.(b)	1,835,312	39,900	Helix Energy Solutions
26,900	P.F. Chang’s China Bistro, Inc.(b,c)	1,325,901		Group, Inc.(b,c)	1,512,210
42,000	Panera Bread Company(b,c)	3,157,560	14,400	Nabors Industries, Ltd.(b)	1,030,752
31,900	Penn National Gaming, Inc.(b)	1,345,542	63,200	National Oilwell Varco, Inc.(b)	4,052,384
105,200	PETsMART, Inc.	2,960,328	62,000	Newfield Exploration Company(b)	2,597,800
33,900	Polo Ralph Lauren Corporation	2,054,679	27,100	Noble Corporation	2,197,810
42,800	Ross Stores, Inc.	1,249,332	21,600	Noble Energy, Inc.	948,672
24,400	Royal Caribbean Cruises, Ltd.(c)	1,025,288	38,500	Patterson-UTI Energy, Inc.	1,230,460
118,600	Saks, Inc.(b)	2,288,980	61,400	Peabody Energy Corporation	3,095,174
125,600	Scientific Games Corporation(b)	4,412,328	67,060	Smith International, Inc.	2,612,658
30,200	SCP Pool Corporation(c)	1,416,682	54,200	Southwestern Energy Company(b)	1,744,698
52,200	Staples, Inc.	1,332,144	24,000	Sunoco, Inc.	1,861,680
51,800	Starwood Hotels & Resorts		38,400	Teekay LNG Partners, LP(b,c)	1,200,000
	Worldwide, Inc.	3,508,414	40,300	Ultra Petroleum Corporation(b)	2,511,093
73,000	Station Casinos, Inc.	5,794,010

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Energy — continued			33,400	Allergan, Inc.	$3,623,900
36,300	Valero Energy Corporation	$2,170,014	33,200	Amylin Pharmaceuticals, Inc.(b,c)	1,625,140
43,380	Weatherford International, Ltd.(b)	1,984,635	29,700	ArthroCare Corporation(b,c)	1,420,254
99,488	XTO Energy, Inc.	4,334,692	49,925	Barr Pharmaceuticals, Inc.(b)	3,144,276

	Total Energy	64,575,930	30,500	Biogen Idec, Inc.(b)	1,436,550

			47,567	Biomet, Inc.	1,689,580
Financials (10.0%)			25,900	C.R. Bard, Inc.	1,756,279
53,650	Affiliated Managers Group, Inc.(b,c)	5,719,626	37,390	Caremark Rx, Inc.(b)	1,838,840
37,100	AllianceBernstein Holding, LP(b,c)	2,457,875	90,700	Celgene Corporation(b,c)	4,010,754
182,700	American Equity Investment		19,800	Cephalon, Inc.(b,c)	1,192,950
	Life Holding Company(c)	2,619,918	56,900	Cerner Corporation(b,c)	2,699,905
113,950	Apollo Investment Corporation(c)	2,029,450	66,800	Community Health Systems, Inc.(b)	2,414,820
65,900	Assurant, Inc.	3,245,575	76,100	Covance, Inc.(b)	4,470,875
86,900	Assured Guaranty, Ltd.	2,172,500	94,350	Coventry Health Care, Inc.(b)	5,093,013
72,600	Astoria Financial Corporation	2,247,696	178,000	Cytyc Corporation(b)	5,016,040
58,800	BankUnited Financial Corporation(c)	1,589,952	47,500	Dade Behring Holdings, Inc.	1,696,225
19,400	Bear Stearns Companies, Inc.	2,690,780	94,550	DaVita, Inc.(b)	5,692,856
32,500	Calamos Asset Management, Inc.	1,215,500	27,600	Dentsply International, Inc.	1,604,940
1	CapitalSource, Inc.	18	58,300	Endo Pharmaceutical
38,500	CB Richard Ellis Group, Inc.(b)	3,106,950		Holdings, Inc.(b)	1,912,823
157,800	Charles Schwab Corporation	2,715,738	28,500	Express Scripts, Inc.(b)	2,505,150
10,900	Chicago Mercantile Exchange		44,900	Fisher Scientific International, Inc.(b)	3,055,445
	Holdings, Inc.	4,877,750	15,400	Forest Laboratories, Inc.(b)	687,302
35,900	CIT Group, Inc.	1,921,368	89,800	Gen-Probe, Inc.(b)	4,949,776
90,600	Commerce Bancorp, Inc.(c)	3,320,490	20,000	Genzyme Corporation(b)	1,344,400
35,200	Compass Bancshares, Inc.	1,781,472	78,700	Gilead Sciences, Inc.(b)	4,896,714
105,300	E*TRADE Financial Corporation(b)	2,840,994	52,400	Health Net, Inc.(b)	2,662,968
63,900	East West Bancorp, Inc.(c)	2,463,345	65,800	Henry Schein, Inc.(b)	3,149,188
108,300	Eaton Vance Corporation	2,965,254	25,900	Humana, Inc.(b)	1,363,635
25,000	Everest Re Group, Ltd.	2,334,250	38,000	ImClone Systems, Inc.(b,c)	1,292,760
26,000	Global Signal, Inc.(c)	1,279,200	46,200	Intermagnetics General
35,400	HCC Insurance Holdings, Inc.	1,231,920		Corporation(b,c)	1,157,310
33,600	Investors Financial Services		82,700	IntraLase Corporation(b,c)	1,918,640
	Corporation(c)	1,574,832	24,900	Invitrogen Corporation(b)	1,746,237
29,800	Lazard, Ltd.(c)	1,318,650	24,400	Kinetic Concepts, Inc.(b)	1,004,548
35,550	Legg Mason, Inc.	4,455,482	60,800	Laboratory Corporation
16,300	Moody’s Corporation	1,164,798		of America Holdings(b)	3,555,584
29,900	Nuveen Investments(c)	1,439,685	68,200	Manor Care, Inc.	3,024,670
73,800	Seabright Insurance Holdings(b)	1,285,596	65,800	Medco Health Solutions, Inc.(b)	3,765,076
63,000	T. Rowe Price Group, Inc.	4,927,230	38,900	Medicis Pharmaceutical
83,300	TD Ameritrade Holding Corporation1,	738,471		Corporation(c)	1,268,140
38,100	Zions Bancorporation	3,152,013	106,100	MedImmune, Inc.(b)	3,881,138

	Total Financials	77,884,378	15,900	Millipore Corporation(b)	1,161,654

			33,500	Neurocrine Biosciences, Inc.(b,c)	2,162,090
Health Care (17.6%)			79,100	NuVasive, Inc.(b,c)	1,491,035
75,200	Advanced Medical Optics, Inc.(b,c)	3,507,328	65,300	Omnicare, Inc.(c)	3,590,847
43,400	Aetna, Inc.	2,132,676

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Health Care — continued			27,000	L-3 Communications
130,400	PDL BioPharma, Inc.(b,c)	$4,277,120		Holdings, Inc.	$2,316,330
37,800	Pharmaceutical Product		86,800	Mobile Mini, Inc.(b)	2,683,856
	Development, Inc.	1,308,258	94,200	Monster Worldwide, Inc.(b)	4,696,812
32,600	Psychiatric Solutions, Inc.(c)	1,080,038	29,400	MSC Industrial Direct
23,200	Quest Diagnostics, Inc.	1,190,160		Company, Inc.	1,588,188
53,600	ResMed, Inc.(b,c)	2,357,328	68,200	Oshkosh Truck Corporation	4,244,768
18,100	Sepracor, Inc.(b,c)	883,461	114,500	Precision Castparts Corporation	6,801,300
29,500	Shire Pharmaceuticals Group plc(c)	1,371,455	41,200	Robert Half International, Inc.	1,590,732
24,600	Sierra Health Services, Inc.(b)	1,001,220	35,700	Rockwell Automation, Inc.	2,567,187
67,500	St. Jude Medical, Inc.(b)	2,767,500	46,000	Rockwell Collins, Inc.	2,592,100
15,300	Techne Corporation(b)	920,142	103,400	Roper Industries, Inc.	5,028,342
28,600	Thermo Electron Corporation(b)	1,060,774	42,500	SkyWest, Inc.(c)	1,243,975
61,300	Varian Medical Systems, Inc.(b)	3,442,608	42,700	Stericycle, Inc.(b)	2,887,374
41,400	VCA Antech, Inc.(b)	1,179,072	47,100	Terex Corporation(b)	3,732,204

	Total Health Care	136,453,467	48,000	Thomas & Betts Corporation(b)	2,466,240

			1	Timco Aviation Services, Inc.(b)	1
Industrials (14.5%)			30,300	URS Corporation(b)	1,219,575
99,200	AirTran Holdings, Inc.(b,c)	1,796,512	60,300	UTI Worldwide, Inc.(c)	1,905,480
15,050	Alliant Techsystems, Inc.(b,c)	1,161,408	16,100	W.W. Grainger, Inc.	1,213,135
26,500	American Standard Companies, Inc.	1,135,790	27,900	WESCO International, Inc.(b,c)	1,897,479
23,400	AMETEK, Inc.	1,052,064	28,400	West Corporation(b)	1,268,344

57,200	Beacon Roofing Supply, Inc.(b,c)	2,324,608		Total Industrials	112,691,316

19,500	Burlington Northern
	Santa Fe Corporation	1,624,935	Information Technology (23.2%)
74,500	C.H. Robinson Worldwide, Inc.	3,657,205	174,966	Activision, Inc.(b)	2,412,781
47,500	ChoicePoint, Inc.(b)	2,125,625	89,464	Adobe Systems, Inc.	3,124,083
67,300	Corporate Executive		39,900	Advanced Micro Devices, Inc.(b)	1,323,084
	Board Company	6,790,570	116,300	Aeroflex, Inc.(b,c)	1,596,799
26,100	Cummins, Inc.(c)	2,743,110	130,200	Akamai Technologies, Inc.(b,c)	4,282,278
19,200	Danaher Corporation	1,220,160	153,900	Alcatel SA ADR(b,c)	2,370,060
29,100	DRS Technologies, Inc.(c)	1,596,717	84,900	Alliance Data Systems
28,400	Energy Conversion Devices, Inc.(b,c)	1,396,712		Corporation(b,c)	3,970,773
45,160	Expeditors International		33,400	Altera Corporation(b)	689,376
	of Washington, Inc.	3,901,372	82,600	Amdocs, Ltd.(b)	2,978,556
45,400	Fastenal Company(c)	2,149,236	96,700	Amphenol Corporation	5,045,806
73,500	Forward Air Corporation(c)	2,740,815	39,500	Analog Devices, Inc.	1,512,455
37,600	Gardner Denver, Inc.(b,c)	2,451,520	21,100	Apple Computer, Inc.(b)	1,323,392
65,200	GATX Corporation(c)	2,692,108	42,000	ASML Holding NV ADR(b,c)	855,540
26,000	Graco, Inc.	1,181,180	29,500	Autodesk, Inc.	1,136,340
47,800	Hub Group, Inc.(c)	2,178,724	240,600	Avaya, Inc.(b)	2,718,780
60,600	Huron Consulting Group, Inc.(b)	1,835,574	23,000	Avid Technology, Inc.(b,c)	999,580
26,500	IDEX Corporation	1,382,505	181,000	BEA Systems, Inc.(b)	2,376,530
36,000	ITT Industries, Inc.	2,023,920	185,500	Broadcom Corporation(b)	8,006,180
42,300	Jacobs Engineering Group, Inc.(b)	3,669,102	22,100	Business Objects SA ADR(b,c)	805,987
106,100	JB Hunt Transport Services, Inc.	2,285,394	17,000	CDW Corporation	1,000,450
60,750	Joy Global, Inc.	3,631,028

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Information Technology — continued			89,000	Oplink Communications, Inc.(b,c)	$1,543,260
61,300	CheckFree Corporation(b)	$3,095,650	166,000	Opsware, Inc.(b)	1,422,620
121,100	Citrix Systems, Inc.(b)	4,589,690	103,300	Paychex, Inc.	4,303,478
82,700	CNET Networks, Inc.(b,c)	1,175,167	37,400	Power Integrations, Inc.(b,c)	926,772
49,200	Cogent, Inc.(b,c)	902,328	70,200	QLogic Corporation(b)	1,358,370
88,250	Cognizant Technology Solutions		54,900	Red Hat, Inc.(b,c)	1,536,102
	Corporation(b)	5,249,992	64,800	Redback Networks, Inc.(b,c)	1,405,512
31,800	Cognos, Inc.(b)	1,237,020	118,800	RSA Security, Inc.(b,c)	2,131,272
157,800	Comverse Technology, Inc.(b)	3,713,034	47,000	Salesforce.com, Inc.(b,c)	1,707,510
61,000	Corning, Inc.(b)	1,641,510	28,600	SanDisk Corporation(b)	1,645,072
39,700	Digital Insight Corporation(b,c)	1,445,080	33,100	Satyam Computer
134,400	Digitas, Inc.(b,c)	1,935,360		Services, Ltd. ADR(c)	1,448,456
15,300	DST Systems, Inc.(b)	886,482	21,700	Silicon Laboratories, Inc.(b)	1,192,415
15,300	Electronic Arts, Inc.(b)	837,216	152,300	Sun Microsystems, Inc.(b)	781,299
44,400	F5 Networks, Inc.(b)	3,218,556	67,700	Sybase, Inc.(b)	1,429,824
24,500	FactSet Research Systems, Inc.(c)	1,086,575	39,085	Symantec Corporation(b)	657,801
28,365	Fiserv, Inc.(b)	1,206,931	77,900	Synopsys, Inc.(b)	1,741,065
46,200	FLIR Systems, Inc.(b,c)	1,312,542	113,900	Tellabs, Inc.(b)	1,811,010
39,500	FormFactor, Inc.(b,c)	1,553,140	33,300	Tessera Technologies, Inc.(b,c)	1,068,264
53,500	Freescale Semiconductor, Inc.(b)	1,487,835	29,700	Varian Semiconductor
55,000	Global Payments, Inc.	2,915,550		Equipment Associates, Inc.(b)	833,976
4,200	Google, Inc.(b)	1,638,000	63,800	VeriSign, Inc.(b)	1,530,562
41,800	Harris Corporation	1,976,722	66,100	Viisage Technology, Inc.(b,c)	1,157,411
27,450	Hyperion Solutions Corporation(b)	894,870	74,000	Websense, Inc.(b,c)	2,040,920
46,400	Intersil Corporation	1,341,888	53,600	Witness Systems, Inc.(b,c)	1,361,440
40,650	Iron Mountain, Inc.(b)	1,656,081	45,800	Xilinx, Inc.	1,166,068
56,500	Jabil Circuit, Inc.(b)	2,421,590	65,625	Zebra Technologies Corporation(b)	2,934,750

211,000	JDS Uniphase Corporation(b)	879,870		Total Information
99,746	Juniper Networks, Inc.(b)	1,907,144		Technology	179,867,122

33,840	KLA-Tencor Corporation	1,636,502
66,700	Lam Research Corporation(b)	2,868,100	Materials (3.4%)
52,100	Linear Technology Corporation	1,827,668	70,000	Agrium, Inc.	1,768,200
119,900	LSI Logic Corporation(b,c)	1,386,044	69,600	Airgas, Inc.	2,720,664
74,200	Marvell Technology Group, Ltd.(b)	4,014,220	52,900	Albemarle Corporation	2,399,015
29,600	Maxim Integrated Products, Inc.	1,099,640	24,300	Allegheny Technologies, Inc.(c)	1,486,674
28,400	McAfee, Inc.(b)	690,972	71,400	Bemis Company, Inc.	2,254,812
92,500	MEMC Electronic Materials, Inc.(b)	3,415,100	17,300	IPSCO, Inc.	1,800,757
19,400	Mettler-Toledo International, Inc.(b) 1,170,596		29,700	Martin Marietta Materials, Inc.	3,178,791
113,390	Microchip Technology, Inc.	4,116,057	31,500	Nucor Corporation	3,300,885
15,700	MICROS Systems, Inc.(b)	723,299	17,400	Phelps Dodge Corporation	1,401,222
37,300	Microsemi Corporation(b)	1,085,803	36,100	PPG Industries, Inc.	2,286,935
97,900	MoneyGram International, Inc.	3,007,488	23,100	Praxair, Inc.	1,273,965
61,500	National Semiconductor		183,300	Smurfit-Stone Container
	Corporation	1,712,160		Corporation(b)	2,487,381

66,100	NAVTEQ Corporation(b)	3,347,965		Total Materials	26,359,301

145,400	Network Appliance, Inc.(b)	5,238,762
46,400	NVIDIA Corporation(b)	2,656,864

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.9%)	Value	Shares Common Stock (97.9%)		Value

Telecommunications Services (2.4%)		Utilities (0.3%)
152,342	American Tower Corporation(b)	$4,619,009	162,700 AES Corporation(b)		$2,775,662

57,000	Crown Castle International		Total Utilities		2,775,662

	Corporation(b)	1,615,950

33,900	NeuStar, Inc.(b)	1,050,900	Total Common
142,600	NII Holdings, Inc.(b)	8,409,122	Stock (cost $589,465,614)		760,094,143

113,600	SBA Communications
	Corporation(b)	2,659,376

	Total Telecommunications
	Services	18,354,357

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (18.6%)		Rate(d)	Date	Value

144,109,063 Thrivent Financial Securities Lending Trust			4.770%	N/A	$144,109,063

		Total Collateral Held for Securities Loaned
		(cost $144,109,063)			144,109,063

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (2.1%)		Rate(d)	Date	Value

$5,130,000	Park Avenue Receivables Corporation		4.830%	4/3/2006	$5,128,623
11,525,065	Thrivent Money Market Portfolio		4.460	N/A	11,525,065

		Total Short-Term Investments (at amortized cost)			16,653,688

		Total Investments
		(cost $750,228,365) 118.6%			$920,856,894

		Other Assets and Liabilities, Net (18.6%)			(144,393,560)

		Total Net Assets 100.0%			$776,463,334

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnotes: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$180,057,248
Gross unrealized depreciation	(9,428,719)

Net unrealized appreciation (depreciation)	$170,628,529
Cost for federal income tax purposes	$750,228,365

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mid Cap Growth Portfolio II
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Consumer Discretionary (17.4%)			3,700	Station Casinos, Inc.	$293,669
2,100	Abercrombie & Fitch Company	$122,430	300	Strayer Education, Inc.(c)	30,678
2,550	Advance Auto Parts, Inc.	106,182	7,500	Texas Roadhouse, Inc.(b,c)	128,175
1,400	Aeropostale, Inc.(b)	42,224	5,600	TJX Companies, Inc.	138,992
2,700	Barnes & Noble, Inc.	124,875	2,500	Tractor Supply Company(b,c)	165,850
2,900	Bed Bath & Beyond, Inc.(b)	111,360	6,300	Univision Communications, Inc.(b)	217,161
1,600	Carters, Inc.(b,c)	107,984	4,600	Urban Outfitters, Inc.(b)	112,884
1,200	Centex Corporation	74,388	900	Weight Watchers International, Inc. 46,260
7,575	Cheesecake Factory, Inc.(b)	283,684	3,300	Williams-Sonoma, Inc.(b)	139,920
5,200	Chico’s FAS, Inc.(b)	211,328	1,300	Wynn Resorts, Ltd.(b,c)	99,905
2,600	Claire’s Stores, Inc.	94,406	3,400	XM Satellite Radio Holdings, Inc.(b)	75,718

7,740	Coach, Inc.(b)	267,649		Total Consumer
2,400	Coldwater Creek, Inc.(b,c)	66,720		Discretionary	6,713,344

2,500	Domino’s Pizza, Inc.(c)	71,375
1	Expedia, Inc.(b)	17	Consumer Staples (0.9%)
1,400	Fortune Brands, Inc.	112,882	4,500	Corn Products International, Inc.(c)	133,065
2,500	GameStop Corporation(b)	117,850	4,000	Dean Foods Company(b)	155,320
1,400	Garmin, Ltd.(c)	111,202	1,100	Whole Foods Market, Inc.	73,084

2,500	Gentex Corporation(c)	43,650		Total Consumer Staples	361,469

2,090	Getty Images, Inc.(b,c)	156,499
2,500	Harman International Industries, Inc.	277,825	Energy (8.4%)
2,500	Harrah’s Entertainment, Inc.	194,900	1,800	Bill Barrett Corporation(b,c)	58,662
4,300	Hilton Hotels Corporation	109,478	5,160	BJ Services Company	178,536
1	IAC InterActiveCorp(b)	25	1,400	Cameco Corporation(c)	50,400
2,090	International Game Technology	73,610	4,800	Chesapeake Energy Corporation(c)	150,768
3,000	ITT Educational Services, Inc.(b)	192,150	800	CONSOL Energy, Inc.	59,328
3,700	Lamar Advertising Company(b,c)	194,694	4,400	Cooper Cameron Corporation(b)	193,952
1,300	Lennar Corporation	78,494	4,900	Denbury Resources, Inc.(b)	155,183
800	Marriott International, Inc.	54,880	1,400	Diamond Offshore Drilling, Inc.(c)	125,300
3,000	MGM MIRAGE(b)	129,270	2,100	ENSCO International, Inc.	108,045
1,700	Michaels Stores, Inc.	63,886	1,500	EOG Resources, Inc.	108,000
2,600	Nordstrom, Inc.	101,868	2,900	GlobalSantaFe Corporation	176,175
4,500	Office Depot, Inc.(b)	167,580	2,700	Grant Prideco, Inc.(b)	115,668
2,400	O’Reilly Automotive, Inc.(b)	87,744	2,000	Helix Energy Solutions Group, Inc.(b,c) 75,800
1,380	P.F. Chang’s China Bistro, Inc.(b,c)	68,020	700	Nabors Industries, Ltd.(b)	50,106
2,100	Panera Bread Company(b,c)	157,878	3,200	National Oilwell Varco, Inc.(b)	205,184
1,600	Penn National Gaming, Inc.(b)	67,488	3,100	Newfield Exploration Company(b)	129,890
5,330	PETsMART, Inc.	149,986	1,400	Noble Corporation	113,540
1,700	Polo Ralph Lauren Corporation	103,037	1,000	Noble Energy, Inc.	43,920
2,100	Ross Stores, Inc.	61,299	1,900	Patterson-UTI Energy, Inc.	60,724
1,240	Royal Caribbean Cruises, Ltd.	52,105	3,100	Peabody Energy Corporation	156,271
6,000	Saks, Inc.(b)	115,800	3,380	Smith International, Inc.	131,685
6,300	Scientific Games Corporation(b)	221,319	2,800	Southwestern Energy Company(b)	90,132
1,500	SCP Pool Corporation(c)	70,365	1,200	Sunoco, Inc.	93,084
2,650	Staples, Inc.	67,628	2,000	Teekay LNG Partners, LP(b,c)	62,500
2,600	Starwood Hotels & Resorts		2,000	Ultra Petroleum Corporation(b)	124,620
	Worldwide, Inc.	176,098

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio II

Schedule of Investments as of March 31, 2006 (unaudited)(a)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Energy — continued			Health Care (17.7%)
1,800	Valero Energy Corporation	$107,604	3,800	Advanced Medical Optics, Inc.(b,c)	$177,232
2,200	Weatherford International, Ltd.(b)	100,650	2,100	Aetna, Inc.	103,194
5,033	XTO Energy, Inc.	219,288	1,710	Allergan, Inc.	185,535

	Total Energy	3,245,015	1,700	Amylin Pharmaceuticals, Inc.(b,c)	83,215

			1,500	ArthroCare Corporation(b,c)	71,730
Financials (10.0%)			2,450	Barr Pharmaceuticals, Inc.(b)	154,301
2,590	Affiliated Managers Group, Inc.(b,c)	276,120	1,500	Biogen Idec, Inc.(b)	70,650
1,900	AllianceBernstein Holding, LP(b,c)	125,875	2,400	Biomet, Inc.	85,248
9,300	American Equity Investment		1,280	C.R. Bard, Inc.	86,797
	Life Holding Company(c)	133,362	1,835	Caremark Rx, Inc.(b)	90,245
5,600	Apollo Investment Corporation(c)	99,736	4,500	Celgene Corporation(b,c)	198,990
3,300	Assurant, Inc.	162,525	1,000	Cephalon, Inc.(b,c)	60,250
4,400	Assured Guaranty, Ltd.	110,000	2,800	Cerner Corporation(b,c)	132,860
3,600	Astoria Financial Corporation	111,456	3,400	Community Health Systems, Inc.(b)	122,910
3,000	BankUnited Financial Corporation(c)	81,120	3,800	Covance, Inc.(b)	223,250
1,000	Bear Stearns Companies, Inc.	138,700	4,650	Coventry Health Care, Inc.(b)	251,007
1,600	Calamos Asset Management, Inc.	59,840	8,940	Cytyc Corporation(b)	251,929
1	CapitalSource, Inc.	23	2,400	Dade Behring Holdings, Inc.	85,704
1,900	CB Richard Ellis Group, Inc.(b)	153,330	4,750	DaVita, Inc.(b)	285,998
7,900	Charles Schwab Corporation	135,959	1,400	Dentsply International, Inc.	81,410
500	Chicago Mercantile Exchange		3,000	Endo Pharmaceutical Holdings, Inc.(b)	98,430
	Holdings, Inc.	223,750	1,400	Express Scripts, Inc.(b)	123,060
1,800	CIT Group, Inc.	96,336	2,280	Fisher Scientific International, Inc.(b)	155,154
4,500	Commerce Bancorp, Inc.(c)	164,925	800	Forest Laboratories, Inc.(b)	35,704
1,800	Compass Bancshares, Inc.	91,098	4,500	Gen-Probe, Inc.(b)	248,040
5,300	E*TRADE Financial Corporation(b)	142,994	1,040	Genzyme Corporation(b)	69,909
3,200	East West Bancorp, Inc.(c)	123,360	3,960	Gilead Sciences, Inc.(b)	246,391
5,400	Eaton Vance Corporation	147,852	2,600	Health Net, Inc.(b)	132,132
1,300	Everest Re Group, Ltd.	121,381	3,300	Henry Schein, Inc.(b)	157,938
1,300	Global Signal, Inc.(c)	63,960	1,300	Humana, Inc.(b)	68,445
1,800	HCC Insurance Holdings, Inc.	62,640	1,900	ImClone Systems, Inc.(b,c)	64,638
1,670	Investors Financial Services		2,400	Intermagnetics General Corporation(b,c)	60,120
	Corporation(c)	78,273	4,100	IntraLase Corporation(b,c)	95,120
1,500	Lazard, Ltd.(c)	66,375	1,210	Invitrogen Corporation(b)	84,857
1,795	Legg Mason, Inc.	224,967	1,200	Kinetic Concepts, Inc.(b)	49,404
800	Moody’s Corporation	57,168	3,100	Laboratory Corporation
1,500	Nuveen Investments(c)	72,225		of America Holdings(b)	181,288
3,700	Seabright Insurance Holdings(b)	64,454	3,400	Manor Care, Inc.	150,790
3,100	T. Rowe Price Group, Inc.	242,451	3,300	Medco Health Solutions, Inc.(b)	188,826
4,210	TD Ameritrade Holding Corporation	87,863	1,930	Medicis Pharmaceutical Corporation(c)	62,918
200	Willis Group Holdings, Ltd.	6,852	5,350	MedImmune, Inc.(b)	195,703
1,900	Zions Bancorporation	157,187	800	Millipore Corporation(b)	58,448

	Total Financials	3,884,157	1,700	Neurocrine Biosciences, Inc.(b)	109,718

			4,000	NuVasive, Inc.(b,c)	75,400
			3,300	Omnicare, Inc.(c)	181,467
			6,600	PDL BioPharma, Inc.(b,c)	216,480

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio II
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Health Care — continued			4,400	Mobile Mini, Inc.(b)	$136,048
1,800	Pharmaceutical Product		4,760	Monster Worldwide, Inc.(b)	237,334
	Development, Inc.	$62,298	1,500	MSC Industrial Direct Company, Inc.	81,030
1,600	Psychiatric Solutions, Inc.(c)	53,008	3,400	Oshkosh Truck Corporation	211,616
1,200	Quest Diagnostics, Inc.	61,560	5,800	Precision Castparts Corporation	344,520
2,600	ResMed, Inc.(b,c)	114,348	2,120	Robert Half International, Inc.	81,853
900	Sepracor, Inc.(b)	43,929	1,750	Rockwell Automation, Inc.	125,842
1,500	Shire Pharmaceuticals Group plc(c)	69,735	2,300	Rockwell Collins, Inc.	129,605
1,200	Sierra Health Services, Inc.(b)	48,840	5,200	Roper Industries, Inc.	252,876
3,400	St. Jude Medical, Inc.(b)	139,400	2,200	SkyWest, Inc.(c)	64,394
800	Techne Corporation(b)	48,112	2,100	Stericycle, Inc.(b)	142,002
1,400	Thermo Electron Corporation(b)	51,926	2,400	Terex Corporation(b)	190,176
3,100	Varian Medical Systems, Inc.(b)	174,096	2,400	Thomas & Betts Corporation(b)	123,312
2,100	VCA Antech, Inc.(b)	59,808	1,500	URS Corporation(b)	60,375

	Total Health Care	6,839,895	3,000	UTI Worldwide, Inc.	94,800

			800	W.W. Grainger, Inc.	60,280
Industrials (14.6%)			1,400	WESCO International, Inc.(b,c)	95,214
5,000	AirTran Holdings, Inc.(b,c)	90,550	1,400	West Corporation(b)	62,524

700	Alliant Techsystems, Inc.(b)	54,019		Total Industrials	5,647,858

1,330	American Standard Companies, Inc.	57,004
1,200	AMETEK, Inc.	53,952	Information Technology (23.4%)
2,900	Beacon Roofing Supply, Inc.(b,c)	117,856	8,866	Activision, Inc.(b)	122,262
1,000	Burlington Northern		4,546	Adobe Systems, Inc.	158,746
	Santa Fe Corporation	83,330	2,000	Advanced Micro Devices, Inc.(b)	66,320
3,700	C.H. Robinson Worldwide, Inc.	181,633	5,900	Aeroflex, Inc.(b,c)	81,007
2,400	ChoicePoint, Inc.(b)	107,400	6,600	Akamai Technologies, Inc.(b,c)	217,074
3,350	Corporate Executive Board Company	338,015	7,700	Alcatel SA ADR(b,c)	118,580
1,300	Cummins, Inc.	136,630	4,220	Alliance Data Systems Corporation(b)	197,369
1,000	Danaher Corporation	63,550	1,700	Altera Corporation(b)	35,088
1,500	DRS Technologies, Inc.(c)	82,305	4,200	Amdocs, Ltd.(b)	151,452
1,400	Energy Conversion Devices, Inc.(b,c)	68,852	4,880	Amphenol Corporation	254,638
2,250	Expeditors International		2,000	Analog Devices, Inc.	76,580
	of Washington, Inc.	194,378	1,100	Apple Computer, Inc.(b)	68,992
2,300	Fastenal Company(c)	108,882	2,100	ASML Holding NV ADR(b)	42,777
3,700	Forward Air Corporation(c)	137,973	1,500	Autodesk, Inc.	57,780
1,800	Gardner Denver, Inc.(b)	117,360	12,000	Avaya, Inc.(b)	135,600
3,300	GATX Corporation(c)	136,257	1,200	Avid Technology, Inc.(b,c)	52,152
1,300	Graco, Inc.	59,059	9,100	BEA Systems, Inc.(b)	119,483
2,400	Hub Group, Inc.	109,392	9,300	Broadcom Corporation(b)	401,388
3,100	Huron Consulting Group, Inc.(b)	93,899	1,100	Business Objects SA ADR(b,c)	40,117
1,300	IDEX Corporation	67,821	900	CDW Corporation	52,965
1,800	ITT Industries, Inc.	101,196	3,100	CheckFree Corporation(b)	156,550
2,100	Jacobs Engineering Group, Inc.(b)	182,154	6,100	Citrix Systems, Inc.(b)	231,190
5,300	JB Hunt Transport Services, Inc.	114,162	4,200	CNET Networks, Inc.(b,c)	59,682
2,950	Joy Global, Inc.	176,322	2,500	Cogent, Inc.(b,c)	45,850
1,400	L-3 Communications Holdings, Inc.	120,106

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio II

Schedule of Investments as of March 31, 2006 (unaudited)(a)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Information Technology — continued			2,800	Red Hat, Inc.(b,c)	$78,344
4,400	Cognizant Technology		3,300	Redback Networks, Inc.(b,c)	71,577
	Solutions Corporation(b)	$261,756	6,100	RSA Security, Inc.(b)	109,434
1,600	Cognos, Inc.(b,c)	62,240	2,300	Salesforce.com, Inc.(b,c)	83,559
7,900	Comverse Technology, Inc.(b)	185,887	1,400	SanDisk Corporation(b)	80,528
3,100	Corning, Inc.(b)	83,421	1,700	Satyam Computer Services, Ltd. ADR(c) 74,392
2,000	Digital Insight Corporation(b)	72,800	1,100	Silicon Laboratories, Inc.(b)	60,445
6,800	Digitas, Inc.(b,c)	97,920	7,600	Sun Microsystems, Inc.(b)	38,988
750	DST Systems, Inc.(b)	43,455	3,400	Sybase, Inc.(b)	71,808
800	Electronic Arts, Inc.(b)	43,776	1,910	Symantec Corporation(b)	32,145
2,200	F5 Networks, Inc.(b)	159,478	3,900	Synopsys, Inc.(b)	87,165
1,300	FactSet Research Systems, Inc.(c)	57,655	5,700	Tellabs, Inc.(b)	90,630
1,400	Fiserv, Inc.(b)	59,570	1,700	Tessera Technologies, Inc.(b,c)	54,536
2,300	FLIR Systems, Inc.(b,c)	65,343	1,500	Varian Semiconductor
2,000	FormFactor, Inc.(b,c)	78,640		Equipment Associates, Inc.(b)	42,120
2,700	Freescale Semiconductor, Inc.(b)	75,087	3,200	VeriSign, Inc.(b)	76,768
2,800	Global Payments, Inc.	148,428	3,300	Viisage Technology, Inc.(b,c)	57,783
200	Google, Inc.(b)	78,000	3,600	Websense, Inc.(b,c)	99,288
2,100	Harris Corporation	99,309	2,700	Witness Systems, Inc.(b,c)	68,580
1,350	Hyperion Solutions Corporation(b)	44,010	2,300	Xilinx, Inc.	58,558
2,300	Intersil Corporation	66,516	3,300	Zebra Technologies Corporation(b)	147,576

2,050	Iron Mountain, Inc.(b)	83,517		Total Information
2,800	Jabil Circuit, Inc.(b)	120,008		Technology	9,053,770

10,600	JDS Uniphase Corporation(b)	44,202
5,125	Juniper Networks, Inc.(b)	97,990	Materials (3.4%)
1,700	KLA-Tencor Corporation	82,212	3,500	Agrium, Inc.	88,410
3,400	Lam Research Corporation(b)	146,200	3,500	Airgas, Inc.	136,815
2,600	Linear Technology Corporation	91,208	2,700	Albemarle Corporation	122,445
6,000	LSI Logic Corporation(b,c)	69,360	1,200	Allegheny Technologies, Inc.(c)	73,416
3,720	Marvell Technology Group, Ltd.(b)	201,252	3,600	Bemis Company, Inc.	113,688
1,500	Maxim Integrated Products, Inc.	55,725	800	IPSCO, Inc.	83,272
1,460	McAfee, Inc.(b)	35,522	1,500	Martin Marietta Materials, Inc.	160,545
4,600	MEMC Electronic Materials, Inc.(b)	169,832	1,600	Nucor Corporation	167,664
1,000	Mettler-Toledo International, Inc.(b)	60,340	800	Phelps Dodge Corporation	64,424
5,700	Microchip Technology, Inc.	206,910	1,800	PPG Industries, Inc.	114,030
800	MICROS Systems, Inc.(b)	36,856	1,200	Praxair, Inc.	66,180
1,900	Microsemi Corporation(b)	55,309	9,200	Smurfit-Stone Container Corporation(b) 124,844

5,000	MoneyGram International, Inc.	153,600		Total Materials	1,315,733

3,100	National Semiconductor Corporation	86,304
3,300	NAVTEQ Corporation(b)	167,145
7,400	Network Appliance, Inc.(b)	266,622
2,300	NVIDIA Corporation(b)	131,698
4,400	Oplink Communications, Inc.(b,c)	76,296
8,300	Opsware, Inc.(b)	71,131
5,200	Paychex, Inc.	216,632
1,900	Power Integrations, Inc.(b,c)	47,082
3,600	QLogic Corporation(b)	69,660

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio II
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)		Value

Telecommunications Services (2.4%)			Utilities (0.4%)
7,580	American Tower Corporation(b)	$229,826	8,300 AES Corporation(b)			$141,598

2,840	Crown Castle International			Total Utilities		141,598

	Corporation(b)	80,514

1,700	NeuStar, Inc.(b)	52,700		Total Common Stock
7,000	NII Holdings, Inc.(b)	412,790		(cost $29,476,211)		38,112,106

5,700	SBA Communications Corporation(b)	133,437

	Total Telecommunications
	Services	909,267

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (19.8%)			Rate(d)	Date	Value

7,645,600	Thrivent Financial Securities Lending Trust			4.770%	N/A	$7,645,600

	Total Collateral Held for Securities Loaned
	(cost $7,645,600)					7,645,600

				Interest	Maturity
Shares	Short-Term Investments (1.5%)			Rate(d)	Date	Value

597,450	Thrivent Money Market Portfolio			4.460%	N/A	$597,450

	Total Short-Term Investments (at amortized cost)					597,450

	Total Investments
	(cost $37,719,261) 119.9%					$46,355,156

	Other Assets and Liabilities, Net (19.9%)					(7,694,400)

	Total Net Assets 100.0%					$38,660,756

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnotes: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$8,954,304
Gross unrealized depreciation	(318,409)

Net unrealized appreciation (depreciation)	$8,635,895
Cost for federal income tax purposes	$37,719,261

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner Mid Cap Value Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (94.7%)	Value	Shares	Common Stock (94.7%)	Value

Consumer Discretionary (13.1%)			4,580	Everest Re Group, Ltd.	$427,635
3,787	Autoliv, Inc.	$214,268	9,347	FirstMerit Corporation(b)	230,497
6,991	Dow Jones & Company, Inc.(b)	274,746	4,670	Healthcare Realty Trust, Inc.(b)	174,565
10,319	Harrah’s Entertainment, Inc.	804,469	12,312	Hudson City Bancorp, Inc.	163,626
15,720	J.C. Penney Company, Inc.		11,068	iStar Financial, Inc.	423,683
	(Holding Company)	949,644	12,407	KeyCorp	456,578
6,186	Lamar Advertising Company(b,c)	325,507	3,693	Liberty Property Trust(b)	174,162
9,660	Lennar Corporation	583,271	5,911	Lincoln National Corporation	322,681
7,523	Mohawk Industries, Inc.(c)	607,257	4,678	M&T Bank Corporation	533,947
16,772	Newell Rubbermaid, Inc.	422,487	6,628	Northern Trust Corporation	347,970
11,669	Ross Stores, Inc.	340,618	5,826	PartnerRe, Ltd.	361,736

	Total Consumer		11,675	Plum Creek Timber Company, Inc.	431,158
	Discretionary	4,522,267	6,128	PMI Group, Inc.(b)	281,398

			6,106	RenaissanceRe Holdings, Ltd.	266,344
Consumer Staples (5.0%)			4,378	Torchmark Corporation	249,984
13,936	Archer-Daniels-Midland Company	468,946	409	Willis Group Holdings, Ltd.(b)	14,012
6,593	Clorox Company	394,591	7,011	Zions Bancorporation	580,020

5,364	Pepsi Bottling Group, Inc.	163,012		Total Financials	9,206,347

3,413	Reynolds American, Inc.(b)	360,072
11,403	Smithfield Foods, Inc.(c)	334,564	Health Care (5.6%)

	Total Consumer Staples	1,721,185	9,442	Apria Healthcare Group, Inc.(b,c)	216,977

			9,700	Charles River Laboratories
Energy (10.6%)				International, Inc.(c)	475,494
11,933	BJ Services Company	412,882	5,575	Coventry Health Care, Inc.(c)	300,938
10,520	EOG Resources, Inc.	757,440	6,122	Health Net, Inc.(c)	311,120
6,450	Grant Prideco, Inc.(c)	276,318	8,534	IMS Health, Inc.	219,921
26,263	Range Resources Corporation(b)	717,229	10,953	MedImmune, Inc.(c)	400,661

4,469	Teekay Shipping Corporation(b)	165,666		Total Health Care	1,925,111

5,477	Ultra Petroleum Corporation(c)	341,272
9,235	Western Gas Resources, Inc.(b)	445,589	Industrials (8.7%)
25,028	Williams Companies, Inc.	535,349	3,806	Alliant Techsystems, Inc.(c)	293,709

	Total Energy	3,651,745	14,511	American Standard Companies, Inc. 621,941

			3,097	Carlisle Companies, Inc.	253,335
Financials (26.7%)			5,876	Cooper Industries, Ltd.	510,624
9,778	Ambac Financial Group, Inc.	778,329	9,102	Norfolk Southern Corporation	492,145
3,853	American Capital Strategies, Ltd.(b)	135,471	8,421	Republic Services, Inc.	357,977
13,504	Apartment Investment		8,599	Rockwell Collins, Inc.	484,554

	& Management Company	633,338		Total Industrials	3,014,285

3,794	Assurant, Inc.	186,854
5,065	Bear Stearns Companies, Inc.	702,516	Information Technology (8.8%)
2,484	Brandywine Realty Trust	78,892	31,116	Activision, Inc.(c)	429,090
6,155	CIT Group, Inc.	329,416	10,007	ADC Telecommunications, Inc.(b,c)	256,079
2,431	Commerce Bancshares, Inc.(b)	125,610	6,098	Amphenol Corporation	318,194
8,081	Developers Diversified Realty		3,232	Avocent Corporation(c)	102,584
	Corporation	442,435	42,297	BearingPoint, Inc.(b,c)	359,102
5,769	Eaton Vance Corporation	157,955	4,583	Freescale Semiconductor, Inc.(b,c)	127,453
4,179	Equity Residential REIT	195,535

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (94.7%)	Value	Shares	Common Stock (94.7%)		Value

Information Technology — continued			Utilities (12.0%)
13,726	Ingram Micro, Inc.(c)	$274,520	12,128	AGL Resources, Inc.		$437,214
13,013	LSI Logic Corporation(b,c)	150,430	4,396	CMS Energy Corporation(b,c)		56,928
6,520	Seagate Technology(c)	171,672	9,141	DPL, Inc.(b)		246,807
6,289	Tessera Technologies, Inc.(b,c)	201,751	12,725	Edison International, Inc.		524,016
19,219	Unisys Corporation(b,c)	132,419	11,972	Entergy Corporation		825,350
6,755	Wind River Systems, Inc.(b,c)	84,100	3,970	FirstEnergy Corporation		194,133
9,795	Zebra Technologies Corporation(c)	438,032	6,716	Northeast Utilities Service Company		131,163

	Total Information		17,525	PG&E Corporation(b)		681,722
	Technology	3,045,426	752	PNM Resources, Inc.(b)		18,349

			22,947	PPL Corporation		674,642
Materials (4.2%)			1,232	Public Service Enterprise Group, Inc.		78,897
5,328	Allegheny Technologies, Inc.(b)	325,967	6,495	Wisconsin Energy Corporation		259,735

2,250	Ashland, Inc.	159,930		Total Utilities		4,128,956

1,714	Carpenter Technology Corporation(b)	162,007

4,171	Commercial Metals Company(b)	223,107		Total Common Stock
13,821	Packaging Corporation of America(b)	310,143		(cost $30,088,625)		32,676,110

5,722	Rohm and Haas Company	279,634

	Total Materials	1,460,788

`				Interest	Maturity
Shares	Collateral Held for Securities Loaned (17.7%)			Rate(d)	Date	Value

6,108,258	Thrivent Financial Securities Lending Trust			4.770%	N/A	$6,108,258

	Total Collateral Held for Securities Loaned
	(cost $6,108,258)					6,108,258

				Interest	Maturity
Shares	Short-Term Investments (4.8%)			Rate(d)	Date	Value

1,653,899	Thrivent Money Market Portfolio			4.460%	N/A	$1,653,899

	Total Short-Term Investments (at amortized cost)					1,653,899

	Total Investments
	(cost $37,850,782) 117.2%					$40,438,267

	Other Assets and Liabilities, Net (17.2%)					(5,948,797)

	Total Net Assets 100.0%					$34,489,470

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$2,833,532
Gross unrealized depreciation	(246,047)

Net unrealized appreciation (depreciation)	$2,587,485
Cost for federal income tax purposes	$37,850,782

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mid Cap Stock Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (96.0%)	Value	Shares	Common Stock (96.0%)	Value

Consumer Discretionary (16.6%)			19,700	Weatherford International, Ltd.(c)	$901,275
31,000	Abercrombie & Fitch Company	$1,807,300	15,800	Western Gas Resources, Inc.(b)	762,350

40,200	American Eagle Outfitters, Inc.	1,200,372		Total Energy	7,822,488

29,500	Autoliv, Inc.	1,669,110
62,400	Boyd Gaming Corporation(b)	3,116,256	Financials (17.5%)
34,000	CBS Corporation	815,320	30,900	A.G. Edwards, Inc.	1,540,674
28,900	Chico’s FAS, Inc.(c)	1,174,496	25,950	Affiliated Managers Group, Inc.(b,c)	2,766,530
29,000	Children’s Place Retail		35,000	American Capital Strategies, Ltd.(b)	1,230,600
	Stores, Inc.(b,c)	1,679,100	22,100	AmerUs Group Company	1,331,304
27,700	Circuit City Stores, Inc.	678,096	29,900	Assurant, Inc.	1,472,575
38,750	Coldwater Creek, Inc.(b,c)	1,077,250	10,300	Bear Stearns Companies, Inc.	1,428,610
95,300	Finish Line, Inc.	1,567,685	23,500	Brown & Brown, Inc.(b)	780,200
87,500	Foot Locker, Inc.	2,089,500	55,016	CapitalSource, Inc.(b)	1,368,799
34,900	Fossil, Inc.(b,c)	648,442	20,800	City National Corporation	1,597,232
92,300	Goodyear Tire & Rubber		109,000	Colonial BancGroup, Inc.	2,725,000
	Company(b,c)	1,336,504	30,300	Commerce Bancorp, Inc.(b)	1,110,495
41,600	Harrah’s Entertainment, Inc.	3,243,136	25,000	Cullen/Frost Bankers, Inc.(b)	1,343,750
45,600	Hilton Hotels Corporation	1,160,976	20,400	Everest Re Group, Ltd.	1,904,748
45,600	Kohl’s Corporation(c)	2,417,256	46,962	Fidelity National Financial, Inc.	1,668,560
23,900	Lennar Corporation	1,443,082	52,500	General Growth Properties, Inc.	2,565,675
22,200	Michaels Stores, Inc.	834,276	139,700	HCC Insurance Holdings, Inc.	4,861,559
39,800	Mohawk Industries, Inc.(c)	3,212,656	26,000	Home Properties, Inc.	1,328,600
21,200	NIKE, Inc.	1,804,120	30,100	Jefferies Group, Inc.(b)	1,760,850
21,200	Nordstrom, Inc.	830,616	12,300	Legg Mason, Inc.	1,541,559
32,100	Pulte Homes, Inc.	1,233,282	66,600	Mercantile Bankshares Corporation	2,560,770
48,000	Ross Stores, Inc.	1,401,120	67,700	New York Community
37,600	Royal Caribbean Cruises, Ltd.(b)	1,579,952		Bancorp, Inc.(b)	1,186,104
8,800	Sears Holdings Corporation(c)	1,163,712	30,300	Ohio Casualty Corporation(b)	960,510
213,400	ServiceMaster Company	2,799,808	48,100	PartnerRe, Ltd.(b)	2,986,529
118,950	Staples, Inc.	3,035,604	15,400	PMI Group, Inc.(b)	707,168
66,900	TJX Companies, Inc.	1,660,458	46,800	Rayonier, Inc. REIT	2,133,612
8,200	WMS Industries, Inc.(c)	246,820	28,600	TCF Financial Corporation(b)	736,450

	Total Consumer		57,800	Trizec Properties, Inc.	1,487,194
	Discretionary	46,926,305	23,400	W.R. Berkley Corporation	1,358,604

			18,500	Westamerica Bancorporation(b)	960,520

Consumer Staples (2.5%)				Total Financials	49,404,781

37,700	Bunge Limited Finance
	Corporation(b)	2,100,267	Health Care (10.5%)
50,500	Hershey Company	2,637,615	63,100	Advanced Medical Optics, Inc.(b,c)	2,942,984
74,700	Smithfield Foods, Inc.(c)	2,191,698	18,000	Amylin Pharmaceuticals, Inc.(b,c)	881,100

	Total Consumer Staples	6,929,580	12,200	Barr Pharmaceuticals, Inc.(c)	768,356

			34,800	Beckman Coulter, Inc.	1,899,036
Energy (2.8%)			19,700	C.R. Bard, Inc.	1,335,857
30,800	Apache Corporation	2,017,708	13,100	Cephalon, Inc.(b,c)	789,275
25,600	Baker Hughes, Inc.	1,751,040	21,850	Coventry Health Care, Inc.(c)	1,179,463
9,500	Devon Energy Corporation	581,115	27,900	Cytyc Corporation(c)	786,222
36,000	Pogo Producing Company(b)	1,809,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (96.0%)	Value	Shares	Common Stock (96.0%)	Value

Health Care — continued			47,600	Tetra Tech, Inc.(c)	$908,684
12,700	Dentsply International, Inc.	$738,505	30,500	Trinity Industries, Inc.(b)	1,658,895
14,300	Edwards Lifesciences Corporation(c)	622,050	104,700	URS Corporation(c)	4,214,175
61,400	Henry Schein, Inc.(c)	2,938,604	23,700	WESCO International, Inc.(c)	1,611,837

9,300	Intuitive Surgical, Inc.(b,c)	1,097,400		Total Industrials	49,577,439

20,300	Invitrogen Corporation(c)	1,423,639
22,100	LifePoint Hospitals, Inc.(c)	687,310	Information Technology (17.1%)
25,400	Medco Health Solutions, Inc.(c)	1,453,388	29,000	Acxiom Corporation(b)	749,360
23,600	Omnicare, Inc.	1,297,764	97,200	Alcatel SA ADR(b,c)	1,496,880
33,000	Quest Diagnostics, Inc.	1,692,900	34,600	Amphenol Corporation	1,805,428
45,600	St. Jude Medical, Inc.(c)	1,869,600	25,500	Analog Devices, Inc.	976,395
24,000	Thermo Electron Corporation(c)	890,160	100,800	Andrew Corporation(c)	1,237,824
17,000	Universal Health Services, Inc.(b)	863,430	169,900	Avaya, Inc.(c)	1,919,870
11,300	Varian Medical Systems, Inc.(c)	634,608	20,800	Avocent Corporation(c)	660,192
34,600	Vertex Pharmaceuticals, Inc.(b,c)	1,266,014	65,300	BEA Systems, Inc.(c)	857,389
37,100	WebMD Health Corporation(b,c)	1,544,844	52,200	Cadence Design Systems, Inc.(c)	965,178

	Total Health Care	29,602,509	21,000	CDW Corporation	1,235,850

			23,100	CheckFree Corporation(c)	1,166,550
Industrials (17.6%)			14,400	Cognizant Technology
107,100	Adesa, Inc.	2,863,854		Solutions Corporation(c)	856,656
98,600	AGCO Corporation(b,c)	2,044,964	148,000	Compuware Corporation(c)	1,158,840
94,700	Allied Waste Industries, Inc.(c)	1,159,128	17,200	Diebold, Inc.	706,920
60,200	ARAMARK Corporation	1,778,308	17,900	DST Systems, Inc.(c)	1,037,126
39,200	Avery Dennison Corporation	2,292,416	51,600	eFunds Corporation(b,c)	1,333,344
37,400	Brady Corporation(b)	1,401,004	51,300	Electronic Data Systems
10,400	Burlington Northern			Corporation	1,376,379
	Santa Fe Corporation	866,632	11,700	F5 Networks, Inc.(c)	848,133
14,800	Canadian National		60,800	Fairchild Semiconductor
	Railway Company	670,144		International, Inc.(c)	1,159,456
18,800	Cintas Corporation	801,256	2,211	Homestore, Inc.(c)	14,504
16,400	Cooper Industries, Ltd.	1,425,160	57,100	Integrated Device Technology, Inc.(c)	848,506
23,700	Deere & Company	1,873,485	23,600	International Rectifier
71,700	Fastenal Company(b)	3,394,278		Corporation(b,c)	977,748
16,800	Graco, Inc.	763,224	57,700	Intersil Corporation	1,668,684
53,100	Herman Miller, Inc.	1,720,971	20,900	Lam Research Corporation(c)	898,700
23,600	HNI Corporation	1,392,400	33,100	MEMC Electronic Materials, Inc.(c)	1,222,052
37,700	JB Hunt Transport Services, Inc.	812,058	22,100	Microchip Technology, Inc.	802,230
14,700	Manpower, Inc.	840,546	25,700	MoneyGram International, Inc.	789,504
49,000	Oshkosh Truck Corporation	3,049,760	183,400	Novell, Inc.(c)	1,408,512
25,600	Precision Castparts Corporation	1,520,640	27,800	NVIDIA Corporation(c)	1,591,828
87,000	Republic Services, Inc.	3,698,370	117,100	Opsware, Inc.(b,c)	1,003,547
62,900	Roper Industries, Inc.	3,058,827	53,000	QLogic Corporation(c)	1,025,550
116,100	Southwest Airlines Company	2,088,639	34,900	Salesforce.com, Inc.(b,c)	1,267,917
15,600	SPX Corporation	833,352	24,900	SanDisk Corporation(c)	1,432,248
38,400	Swift Transportation		181,000	STATS ChipPAC, Ltd.(c)	1,420,850
	Company, Inc.(b,c)	834,432

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (96.0%)	Value	Shares	Common Stock (96.0%)	Value

Information Technology — continued			61,800	Mosaic Company(b,c)	$886,830
35,900	Sybase, Inc.(c)	$758,208	128,500	Owens-Illinois, Inc.(c)	2,232,045
35,500	Synopsys, Inc.(c)	793,425	88,900	Pactiv Corporation(c)	2,181,606
24,203	Transaction Systems		44,300	PPG Industries, Inc.	2,806,405
	Architects, Inc.(b,c)	755,376	46,000	Rohm and Haas Company	2,248,020
31,400	Varian Semiconductor		45,800	RPM International, Inc.	821,652
	Equipment Associates, Inc.(b,c)	881,712	172,200	Smurfit-Stone Container
59,300	Vishay Intertechnology, Inc.(c)	844,432		Corporation(b,c)	2,336,754

29,000	WebEx Communications, Inc.(b,c)	976,430		Total Materials	27,147,561

56,900	Western Digital Corporation(c)	1,105,567
179,800	Wind River Systems, Inc.(b,c)	2,238,510	Telecommunications Services (1.0%)
73,300	Xerox Corporation(c)	1,114,160	232,800	Cincinnati Bell, Inc.(c)	1,052,256
17,700	Zebra Technologies Corporation(c)	791,544	31,700	NII Holdings, Inc.(c)	1,869,349

	Total Information			Total Telecommunications
	Technology	48,179,514		Services	2,921,605

Materials (9.6%)			Utilities (0.8%)
28,300	Albemarle Corporation(b)	1,283,405	113,000	CMS Energy Corporation(c)	1,463,350
47,400	Bemis Company, Inc.(b)	1,496,892	23,800	National Fuel Gas Company(b)	778,736

207,200	Chemtura Corporation	2,440,816		Total Utilities	2,242,086

108,900	Crown Holdings, Inc.(c)	1,931,886

44,100	FMC Corporation	2,733,318		Total Common Stock
67,900	Lubrizol Corporation	2,909,515		(cost $243,116,797)	270,753,868

30,700	MeadWestvaco Corporation	838,417

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (17.5%)	Rate(d)	Date	Value

49,403,237	Thrivent Financial Securities Lending Trust	4.770%	N/A	$49,403,237

	Total Collateral Held for Securities Loaned
	(cost $49,403,237)			49,403,237

		Interest	Maturity
Shares	Short-Term Investments (3.5%)	Rate(d)	Date	Value

9,852,664	Thrivent Money Market Portfolio	4.460%	N/A	$9,852,664

	Total Short-Term Investments (at amortized cost)			9,852,664

	Total Investments
	(cost $302,372,698) 117.0%			$330,009,769

	Other Assets and Liabilities, Net (17.0%)			(47,928,018)

	Total Net Assets 100.0%			$282,081,751

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$30,930,383
Gross unrealized depreciation	(3,293,312)

Net unrealized appreciation (depreciation)	$27,637,071
Cost for federal income tax purposes	$302,372,698

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mid Cap Index Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (98.1%)	Value	Shares Common Stock (98.1%)		Value

Consumer Discretionary (15.2%)			7,630	Laureate Education, Inc.(b)	$407,289
7,333	99 Cents Only Stores(b,c)	$99,435	10,170	Lear Corporation(c)	180,314
13,280	Abercrombie & Fitch Company	774,224	7,090	Lee Enterprises, Inc.	236,026
16,400	Advance Auto Parts, Inc.	682,896	4,900	M.D.C. Holdings, Inc.(c)	315,119
8,200	Aeropostale, Inc.(b)	247,312	3,800	Media General, Inc.(c)	177,156
19,920	American Eagle Outfitters, Inc.	594,811	20,300	Michaels Stores, Inc.	762,874
9,600	American Greetings Corporation(c)	207,552	5,160	Modine Manufacturing Company	152,220
11,050	AnnTaylor Stores Corporation(b)	406,530	7,970	Mohawk Industries, Inc.(b)	643,338
11,200	Applebee’s International, Inc.(c)	274,960	17,000	O’Reilly Automotive, Inc.(b)	621,520
10,630	ArvinMeritor, Inc.(c)	158,493	9,980	Outback Steakhouse, Inc.(c)	439,120
1,780	Bandag, Inc.(c)	74,529	11,200	Pacific Sunwear of California, Inc.(b)	248,192
8,070	Barnes & Noble, Inc.	373,238	10,400	Payless ShoeSource, Inc.(b)	238,056
6,200	Beazer Homes USA, Inc.(c)	407,340	21,300	PETsMART, Inc.	599,382
13,910	Belo Corporation	276,531	13,100	Pier 1 Imports, Inc.(c)	152,091
4,130	Blyth, Inc.	86,813	9,200	Polo Ralph Lauren Corporation	557,612
5,610	Bob Evans Farms, Inc.	166,673	14,810	Reader’s Digest Association, Inc.(c)	218,448
10,100	Borders Group, Inc.	254,924	6,900	Regis Corporation(c)	237,912
8,760	BorgWarner, Inc.	525,950	10,500	Rent-A-Center, Inc.(b)	268,695
6,700	Boyd Gaming Corporation(c)	334,598	21,960	Ross Stores, Inc.	641,012
13,070	Brinker International, Inc.	552,208	8,800	Ruby Tuesday, Inc.(c)	282,304
10,060	Callaway Golf Company	173,032	6,900	Ryland Group, Inc.(c)	478,860
14,800	Career Education Corporation(b)	558,404	21,050	Saks, Inc.(b)	406,265
15,900	CarMax, Inc.(b)	519,612	5,610	Scholastic Corporation(b,c)	150,124
5,990	Catalina Marketing Corporation(c)	138,369	6,720	Sotheby’s Holdings, Inc.(b,c)	195,149
7,100	CBRL Group, Inc.	311,761	5,300	Thor Industries, Inc.(c)	282,808
11,900	Cheesecake Factory, Inc.(b)	445,655	8,300	Timberland Company(b)	284,109
27,500	Chico’s FAS, Inc.(b)	1,117,600	17,900	Toll Brothers, Inc.(b)	619,877
15,020	Claire’s Stores, Inc.	545,376	8,300	Tupperware Corporation	170,897
13,000	Corinthian Colleges, Inc.(b,c)	187,200	16,700	Urban Outfitters, Inc.(b)	409,818
8,820	DeVry, Inc.(b)	200,831	7,280	Valassis Communications, Inc.(b)	213,814
16,160	Dollar Tree Stores, Inc.(b)	447,147	890	Washington Post Company(c)	691,308
10,100	Education Management		9,670	Westwood One, Inc.	106,757
	Corporation(b)	420,160	17,480	Williams-Sonoma, Inc.(b)	741,152

5,720	Emmis Communications			Total Consumer
	Corporation(b,c)	91,520		Discretionary	27,273,390

5,400	Entercom Communications
	Corporation(c)	150,768	Consumer Staples (1.8%)
23,700	Foot Locker, Inc.	565,956	10,240	BJ’s Wholesale Club, Inc.(b)	322,662
7,740	Furniture Brands International, Inc.(c)	189,707	9,810	Church & Dwight Company, Inc.	362,185
8,600	GameStop Corporation(b,c)	405,404	9,450	Energizer Holdings, Inc.(b)	500,850
23,420	Gentex Corporation(c)	408,913	11,230	Hormel Foods Corporation	379,574
19,140	GTECH Holdings Corporation	651,717	8,776	J.M. Smucker Company	348,407
8,800	Harte-Hanks, Inc.	240,680	3,840	Lancaster Colony Corporation(c)	161,280
5,500	Hovnanian Enterprises, Inc.(b,c)	241,615	9,310	PepsiAmericas, Inc.	227,630
5,270	International Speedway Corporation	268,243	5,410	Ruddick Corporation	131,517
5,700	ITT Educational Services, Inc.(b)	365,085	15,000	Smithfield Foods, Inc.(b)	440,100

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Consumer Staples — continued			26,400	Commerce Bancorp, Inc.(c)	$967,560
4,030	Tootsie Roll Industries, Inc.(c)	$117,967	7,300	Cullen/Frost Bankers, Inc.	392,375
4,040	Universal Corporation	148,551	16,600	Developers Diversified Realty

	Total Consumer Staples	3,140,723		Corporation	908,850

			19,600	Eaton Vance Corporation	536,648
Energy (9.3%)			9,810	Everest Re Group, Ltd.	915,960
10,800	Arch Coal, Inc.(c)	820,152	26,330	Fidelity National Financial, Inc.	935,505
17,560	Cooper Cameron Corporation(b)	774,045	14,500	First American Corporation	567,820
17,500	Denbury Resources, Inc.(b)	554,225	17,200	First Niagara Financial Group, Inc.(c)	252,152
23,230	ENSCO International, Inc.	1,195,184	12,180	FirstMerit Corporation(c)	300,359
10,400	FMC Technologies, Inc.(b)	532,688	7,660	Greater Bay Bancorp	212,488
8,200	Forest Oil Corporation(b)	304,876	8,070	Hanover Insurance Group, Inc.	423,029
19,760	Grant Prideco, Inc.(b)	846,518	16,050	HCC Insurance Holdings, Inc.	558,540
13,920	Hanover Compressor Company(b,c)	259,190	8,200	Highwoods Properties, Inc.	276,586
7,840	Helmerich & Payne, Inc.	547,389	6,660	Horace Mann Educators Corporation	125,208
19,500	Newfield Exploration Company(b)	817,050	11,100	Hospitality Properties Trust	484,737
26,700	Noble Energy, Inc.	1,172,664	11,400	Independence Community
4,500	Overseas Shipholding Group, Inc.	215,685		Bank Corporation	475,152
26,200	Patterson-UTI Energy, Inc.	837,352	9,700	IndyMac Bancorp, Inc.(c)	397,021
40,100	Peabody Energy Corporation	2,021,441	9,840	Investors Financial Services
19,500	Pioneer Natural Resources			Corporation(c)	461,201
	Company(c)	862,875	7,600	Jefferies Group, Inc.	444,600
11,900	Plains Exploration &		18,725	Legg Mason, Inc.	2,346,806
	Production Company(b)	459,816	12,435	Leucadia National Corporation(c)	741,872
9,000	Pogo Producing Company	452,250	13,400	Liberty Property Trust(c)	631,944
24,520	Pride International, Inc.(b)	764,534	7,760	Longview Fibre Company	200,518
10,100	Quicksilver Resources, Inc.(b,c)	390,466	10,800	Macerich Company	798,660
30,400	Smith International, Inc.	1,184,384	9,600	Mack-Cali Realty Corporation	460,800
25,400	Southwestern Energy Company(b)	817,626	18,880	Mercantile Bankshares Corporation	725,936
9,100	Tidewater, Inc.	502,593	5,500	Mercury General Corporation(c)	301,950
8,800	Western Gas Resources, Inc.(c)	424,600	16,000	New Plan Excel Realty Trust, Inc.(c)	415,040

	Total Energy	16,757,603	36,411	New York Community Bancorp, Inc.(c)	637,921

			9,530	Ohio Casualty Corporation	302,101
Financials (18.9%)			34,750	Old Republic International
11,420	A.G. Edwards, Inc.	569,401		Corporation	758,245
13,300	AMB Property Corporation	721,791	13,580	PMI Group, Inc.(c)	623,594
7,190	American Financial Group, Inc.	299,176	5,800	Potlatch Corporation(c)	248,472
19,490	AmeriCredit Corporation(b)	598,928	10,670	Protective Life Corporation	530,726
6,000	AmerUs Group Company(c)	361,440	12,620	Radian Group, Inc.	760,355
14,500	Arthur J. Gallagher & Company(c)	403,245	13,125	Raymond James Financial, Inc.	387,975
20,693	Associated Banc-Corp(c)	703,148	11,708	Rayonier, Inc. REIT	533,768
13,170	Astoria Financial Corporation	407,743	10,500	Regency Centers Corporation	705,495
7,800	Bank of Hawaii Corporation	415,818	9,570	SEI Investments Company	387,872
16,900	Brown & Brown, Inc.	561,080	8,200	StanCorp Financial Group, Inc.	443,702
7,800	Cathay General Bancorp(c)	293,592	5,330	SVB Financial Group(b,c)	282,756
6,320	City National Corporation	485,313	17,220	TCF Financial Corporation	443,415
23,600	Colonial BancGroup, Inc.	590,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Financials — continued			13,000	Triad Hospitals, Inc.(b)	$544,700
7,040	Texas Regional Bancshares, Inc.	$207,610	8,200	Universal Health Services, Inc.	416,478
20,400	United Dominion Realty Trust, Inc.	582,216	14,010	Valeant Pharmaceuticals
6,900	Unitrin, Inc.	320,919		International(c)	222,058
17,050	W.R. Berkley Corporation	989,923	20,000	Varian Medical Systems, Inc.(b)	1,123,200
12,840	Waddell & Reed Financial, Inc.	296,604	4,800	Varian, Inc.(b)	197,664
13,327	Washington Federal, Inc.(c)	322,513	12,500	VCA Antech, Inc.(b)	356,000
8,130	Webster Financial Corporation	393,980	15,020	Vertex Pharmaceuticals, Inc.(b,c)	549,582

12,200	Weingarten Realty Investors	497,150		Total Health Care	17,874,187

4,820	Westamerica Bancorporation(c)	250,254
10,480	Wilmington Trust Corporation	454,308	Industrials (14.8%)

	Total Financials	34,031,866	13,560	Adesa, Inc.	362,594

			13,730	AGCO Corporation(b,c)	284,760
Health Care (10.0%)			13,500	AirTran Holdings, Inc.(b,c)	244,485
10,106	Advanced Medical Optics, Inc.(b,c)	471,344	5,140	Alaska Air Group, Inc.(b,c)	182,213
10,200	Affymetrix, Inc.(b,c)	335,886	6,660	Alexander & Baldwin, Inc.	317,549
7,570	Apria Healthcare Group, Inc.(b,c)	173,959	5,600	Alliant Techsystems, Inc.(b)	432,152
9,530	Beckman Coulter, Inc.	520,052	10,680	AMETEK, Inc.	480,173
9,100	Cephalon, Inc.(b,c)	548,275	3,720	Banta Corporation	193,366
10,900	Charles River Laboratories		8,860	Brink’s Company	449,734
	International, Inc.(b)	534,318	25,900	C.H. Robinson Worldwide, Inc.	1,271,431
14,700	Community Health Systems, Inc.(b)	531,405	4,370	Carlisle Companies, Inc.	357,466
9,610	Covance, Inc.(b)	564,588	13,386	ChoicePoint, Inc.(b)	599,024
17,500	Cytyc Corporation(b)	493,150	7,930	CNF, Inc.	396,024
11,940	Dentsply International, Inc.	694,311	10,500	Copart, Inc.(b)	288,225
9,020	Edwards Lifesciences Corporation(b)	392,370	5,900	Corporate Executive Board Company	595,310
7,800	Gen-Probe, Inc.(b)	429,936	7,600	Crane Company	311,676
17,380	Health Net, Inc.(b)	883,252	7,700	Deluxe Corporation	201,509
13,200	Henry Schein, Inc.(b)	631,752	10,500	Donaldson Company, Inc.(c)	354,795
9,350	Hillenbrand Industries, Inc.	514,156	6,000	DRS Technologies, Inc.(c)	329,220
5,300	Intuitive Surgical, Inc.(b,c)	625,400	10,120	Dun & Bradstreet Corporation(b)	776,002
8,000	Invitrogen Corporation(b)	561,040	16,120	Expeditors International
8,600	LifePoint Hospitals, Inc.(b)	267,460		of Washington, Inc.	1,392,607
14,420	Lincare Holdings, Inc.(b)	561,803	18,760	Fastenal Company(c)	888,098
4,900	Martek Biosciences Corporation(b,c)	160,867	7,300	Federal Signal Corporation(c)	135,050
8,100	Medicis Pharmaceutical Corporation	264,060	8,530	Flowserve Corporation(b)	497,640
47,347	Millennium Pharmaceuticals, Inc.(b)	478,678	7,620	GATX Corporation(c)	314,630
18,120	Omnicare, Inc.	996,419	10,500	Graco, Inc.	477,015
5,100	Par Pharmaceutical		5,060	Granite Construction, Inc.(c)	246,321
	Companies, Inc.(b,c)	143,718	6,250	Harsco Corporation	516,375
17,060	PDL BioPharma, Inc.(b)	559,568	10,290	Herman Miller, Inc.	333,499
12,550	Perrigo Company(c)	204,690	7,830	HNI Corporation(c)	461,970
15,200	Pharmaceutical Product		9,130	Hubbell, Inc.	468,004
	Development, Inc.	526,072	8,860	Jacobs Engineering Group, Inc.(b)	768,516
16,050	Sepracor, Inc.(b,c)	783,400	18,740	JB Hunt Transport Services, Inc.	403,660
10,200	STERIS Corporation	251,736	23,275	JetBlue Airways Corporation(b,c)	249,508
6,000	Techne Corporation(b)	360,840

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Industrials — continued			18,300	BISYS Group, Inc.(b)	$246,684
18,650	Joy Global, Inc.	$1,114,710	3,810	Cabot Microelectronics
3,020	Kelly Services, Inc.(c)	82,053		Corporation(b,c)	141,351
5,970	Kennametal, Inc.	365,006	43,080	Cadence Design Systems, Inc.(b)	796,549
6,440	Korn/Ferry International(b,c)	131,312	9,470	CDW Corporation	557,310
13,270	Manpower, Inc.	758,779	22,000	Ceridian Corporation(b)	559,900
3,900	Mine Safety Appliances Company(c)	163,800	13,780	CheckFree Corporation(b)	695,890
8,200	MSC Industrial Direct Company, Inc.	442,964	21,000	Cognizant Technology Solutions
7,600	Navigant Consulting, Inc.(b,c)	162,260		Corporation(b)	1,249,290
4,990	Nordson Corporation(c)	248,801	8,550	CommScope, Inc.(b,c)	244,102
15,360	Pentair, Inc.	625,920	15,070	Credence Systems Corporation(b,c)	110,614
20,280	Precision Castparts Corporation	1,204,632	11,500	Cree, Inc.(b,c)	377,315
17,910	Quanta Services, Inc.(b,c)	286,918	7,470	CSG Systems International, Inc.(b)	173,752
18,300	Republic Services, Inc.	777,933	20,560	Cypress Semiconductor
4,632	Rollins, Inc.(c)	93,752		Corporation(b,c)	348,492
13,100	Roper Industries, Inc.	637,053	10,530	Diebold, Inc.	432,783
1,000	Sequa Corporation(b,c)	97,800	9,510	DST Systems, Inc.(b)	551,009
9,960	SPX Corporation	532,063	6,170	Dycom Industries, Inc.(b,c)	131,112
6,600	Stericycle, Inc.(b)	446,292	6,000	F5 Networks, Inc.(b)	434,940
8,060	Swift Transportation		9,850	Fair Isaac Corporation	390,257
	Company, Inc.(b,c)	175,144	18,400	Fairchild Semiconductor
2,870	Tecumseh Products Company(c)	70,430		International, Inc.(b)	350,888
6,240	Teleflex, Inc.	446,971	14,200	Fidelity National Information
8,100	Thomas & Betts Corporation(b)	416,178		Services, Inc.	575,810
12,700	Timken Company	409,829	9,000	Gartner Group, Inc.(b,c)	125,550
6,530	Trinity Industries, Inc.(c)	355,167	20,300	Harris Corporation	959,987
10,120	United Rentals, Inc.(b,c)	349,140	5,210	Imation Corporation	223,561
8,000	Werner Enterprises, Inc.(c)	146,960	17,600	Ingram Micro, Inc.(b)	352,000
8,900	YRC Worldwide, Inc.(b,c)	338,734	30,350	Integrated Device Technology, Inc.(b)	451,001

	Total Industrials	26,461,202	10,750	International Rectifier Corporation(b)	445,372

			21,500	Intersil Corporation	621,780
Information Technology (16.3%)			11,460	Jack Henry & Associates, Inc.(c)	262,090
59,000	3Com Corporation(b)	302,080	13,180	KEMET Corporation(b,c)	124,815
41,888	Activision, Inc.(b)	577,636	21,200	Lam Research Corporation(b)	911,600
11,690	Acxiom Corporation	302,070	17,250	Lattice Semiconductor Corporation(b)	114,885
10,280	ADTRAN, Inc.	269,130	7,840	Macrovision Corporation(b)	173,656
2,500	Advent Software, Inc.(b,c)	71,050	25,220	McAfee, Inc.(b)	613,603
10,100	Alliance Data Systems		23,200	McDATA Corporation(b,c)	107,184
	Corporation(b,c)	472,377	25,100	MEMC Electronic Materials, Inc.(b)	926,692
13,500	Amphenol Corporation	704,430	11,970	Mentor Graphics Corporation(b)	132,268
5,000	Anteon International		9,650	Micrel, Inc.(b,c)	143,013
	Corporation(b,c)	272,800	32,260	Microchip Technology, Inc.	1,171,038
18,270	Arrow Electronics, Inc.(b)	589,573	12,900	MoneyGram International, Inc.	396,288
64,620	Atmel Corporation(b,c)	305,006	15,360	MPS Group, Inc.(b)	235,008
22,120	Avnet, Inc.(b)	561,406	8,375	National Instruments Corporation	273,192
7,480	Avocent Corporation(b)	237,415

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Information Technology — continued			14,880	Sonoco Products Company	$503,986
6,190	Newport Corporation(b)	$116,743	5,900	Steel Dynamics, Inc.(c)	334,707
7,040	Plantronics, Inc.	249,427	15,360	Valspar Corporation	428,083
6,660	Plexus Corporation(b,c)	250,216	10,900	Worthington Industries, Inc.(c)	218,654

13,120	Polycom, Inc.(b)	284,442		Total Materials	7,733,322

16,760	Powerwave Technologies, Inc.(b,c)	226,092
7,880	Reynolds and Reynolds Company	223,792	Telecommunications Services (0.4%)
28,740	RF Micro Devices, Inc.(b,c)	248,601	37,410	Cincinnati Bell, Inc.(b)	169,093
10,700	RSA Security, Inc.(b,c)	191,958	15,520	Telephone and Data Systems, Inc.	612,109

27,900	SanDisk Corporation(b)	1,604,808		Total Telecommunications
10,990	Semtech Corporation(b,c)	196,611		Services	781,202

6,900	Silicon Laboratories, Inc.(b,c)	379,155
5,700	SRA International, Inc.(b,c)	215,061	Utilities (7.1%)
13,780	Sybase, Inc.(b)	291,034	11,980	AGL Resources, Inc.	431,879
21,880	Synopsys, Inc.(b)	489,018	17,800	Alliant Energy Corporation	560,166
8,480	Tech Data Corporation(b)	312,997	19,467	Aqua America, Inc.(c)	541,561
5,620	Transaction Systems Architects, Inc.(b)	175,400	56,780	Aquila, Inc.(b,c)	226,552
21,152	TriQuint Semiconductor, Inc.(b,c)	104,068	5,200	Black Hills Corporation(c)	176,800
15,900	UTStarcom, Inc.(b,c)	100,011	19,130	DPL, Inc.(c)	516,510
27,920	Vishay Intertechnology, Inc.(b)	397,581	12,000	Duquesne Light Holdings, Inc.(c)	198,000
33,200	Western Digital Corporation(b)	645,076	22,450	Energy East Corporation	545,535
11,350	Wind River Systems, Inc.(b)	141,308	18,100	Equitable Resources, Inc.	660,831
10,600	Zebra Technologies Corporation(b)	474,032	11,550	Great Plains Energy, Inc.(c)	325,132

	Total Information		12,480	Hawaiian Electric Industries, Inc.(c)	338,582
	Technology	29,115,035	6,630	IDACORP, Inc.(c)	215,608

			18,150	MDU Resources Group, Inc.	607,118
Materials (4.3%)			13,000	National Fuel Gas Company	425,360
10,190	Airgas, Inc.	398,327	23,270	Northeast Utilities Service Company	454,463
5,710	Albemarle Corporation(c)	258,948	16,240	NSTAR	464,626
8,440	Bowater, Inc.(c)	249,655	13,890	OGE Energy Corporation	402,810
9,590	Cabot Corporation	325,964	17,700	ONEOK, Inc.	570,825
36,400	Chemtura Corporation	428,792	28,843	Pepco Holdings, Inc.	657,332
5,960	Cytec Industries, Inc.	357,660	10,575	PNM Resources, Inc.	258,030
6,500	Ferro Corporation	130,000	17,660	Puget Energy, Inc.	374,039
7,200	Florida Rock Industries, Inc.	404,784	12,910	Questar Corporation	904,346
5,800	FMC Corporation	359,484	17,530	SCANA Corporation	687,877
6,880	Glatfelter Company	126,110	30,400	Sierra Pacific Resources(b)	419,824
10,360	Lubrizol Corporation	443,926	11,690	Vectren Corporation	308,382
31,140	Lyondell Chemical Company	619,686	13,320	Westar Energy, Inc.	277,189
6,920	Martin Marietta Materials, Inc.	740,648	7,510	WGL Holdings, Inc.(c,e)	228,454
3,180	Minerals Technologies, Inc.(c)	185,744	17,670	Wisconsin Energy Corporation	706,623
11,000	Olin Corporation	236,170	6,200	WPS Resources Corporation(c)	305,164

9,200	Packaging Corporation of America	206,448		Total Utilities	12,789,618

18,000	RPM International, Inc.	322,920

7,000	Scotts Company	320,320		Total Common Stock
7,330	Sensient Technologies Corporation(c)	132,306		(cost $130,724,762)	175,958,148

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (19.1%)	Rate(d)	Date	Value

34,321,049	Thrivent Financial Securities Lending Trust	4.770%	N/A	$34,321,049

	Total Collateral Held for Securities Loaned
	(cost $34,321,049)			34,321,049

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.7%)	Rate(d)	Date	Value

300,000	Federal National Mortgage Association(e)	4.920%	8/16/2006	$294,521
2,754,059	Thrivent Money Market Portfolio(e)	4.460	N/A	2,754,059

	Total Short-Term Investments (cost $3,048,749)			3,048,580

	Total Investments
	(cost $168,094,560) 118.9%			$213,327,777

	Other Assets and Liabilities, Net (18.9%)			(33,908,657)

	Total Net Assets 100.0%			$179,419,120

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) At March 31, 2006, $294,521 of Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, 7,510 shares of WGL Holdings, Inc. common stock valued at $228,454 and $2,754,059 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 400 Mini-Futures	37	June 2006	Long	$2,954,080	$2,852,412	$101,668

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation		$49,117,412
Gross unrealized depreciation		(3,884,195)

Net unrealized appreciation (depreciation)		$45,233,217
Cost for federal income tax purposes		$168,094,560

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value

Australia (2.4%)			France (7.2%)
601,600	AMP, Ltd.(b,c)	$3,732,651	602,780	Axa SA(c,d)	$21,083,056
300,800	Brambles Industries, Ltd.(c,d)	2,311,022	203,100	Carrefour SA(c,d)	10,770,084
1,333,200	Goodman Fielder, Ltd.(b,d)	2,080,739	71,797	Electricite de France(b)	4,071,861
944,600	Lend Lease Corporation, Ltd.(c)	9,347,063	86,645	LVMH Moet Hennessy
1,210,300	Macquarie Infrastructure Group(c,d) 3,294,012			Louis Vuitton SA(c,d)	8,468,845
64,000	Rio Tinto, Ltd.(c,d)	3,610,781	21,732	Pernod Ricard SA(c)	4,158,283
539,200	Transurban Group(c,d)	2,598,876	127,200	Schneider Electric SA(c,d)	13,696,767

	Total Australia	26,975,144	43,874	Societe Generale(c,d)	6,574,103

			112,354	Societe Television Francaise 1(c,d)	3,399,389
Austria (1.6%)			36,179	Total SA(c,d)

177,030	Erste Bank der oesterreichischen			Total France	81,760,197

	Sparkassen AG(c,d)	10,420,871
199,500	Telekom Austria AG(c)	4,696,325	Germany (6.0%)
49,300	Wiener Staedtische Allgemeine		61,300	Adidas-Salomon AG(c,d)	12,108,681
	Versicherung AG(c)	3,043,486	33,891	Allianz AG(c)	5,646,030

	Total Austria	18,160,682	204,300	Commerzbank AG(c)	8,125,505

			404,900	Deutsche Post AG-REG(c)	10,158,810
Belgium (0.1%)			82,581	Hypo Real Estate Holding AG(c)	5,658,570
25,057	UCB SA(c)	1,232,475	171,900	Metro AG(c,d)	8,814,125

	Total Belgium	1,232,475	171,200	ProSiebenSat.1 Media AG	4,460,494

			135,200	Siemens AG(c)	12,608,432

Bermuda (0.3%)				Total Germany	67,580,647

235,000	Esprit Holdings, Ltd.(c)	1,826,147
2,003,000	Johnson Electric Holdings, Ltd.(c,d)	1,868,171	Greece (1.7%)

	Total Bermuda	3,694,318	71,905	Cosmote Mobile

				Telecommunications SA(b,c)	1,663,627
Brazil (1.7%)			128,000	Greek Organization of Football
80,000	Companhia Vale do Rio			Prognostics SA(c)	4,893,518
	Doce SP ADR	3,458,400	264,110	Hellenic Telecommunication
110,090	Petroleo Brasileiro SA ADR	8,790,686		Organization SA(c)	5,877,472
47,800	Petroleo Brasileiro SA ADR(b)	4,142,826	135,930	National Bank of Greece SA(c)	6,391,675

140,800	Tele Norte Leste Participacoes SA(d) 2,348,544			Total Greece	18,826,292

	Total Brazil	18,740,456

			Hong Kong (0.8%)
Canada (0.2%)			950,600	Swire Pacific, Ltd.(c)	9,294,874

63,800	Telus Corporation	2,469,060		Total Hong Kong	9,294,874

	Total Canada	2,469,060

			Ireland (0.7%)
Denmark (0.4%)			360,900	Anglo Irish Bank Corporation plc(c) 5,941,555
76,383	Novo Nordisk AS(c,d)	4,750,996	53,600	CRH plc(c)	1,872,246

	Total Denmark	4,750,996		Total Ireland	7,813,801

Finland (1.2%)			Italy (6.9%)
279,777	Nokia Oyj(c,d)	5,783,844	835,900	Banca Intesa SPA(c)	4,723,159
530,600	Stora Enso Oyj(c,d)	8,140,196	843,900	Capitalia SPA(c)	6,995,309

	Total Finland	13,924,040

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value

Italy — continued			802,100	Sumitomo Corporation(c)	$11,432,134
566,233	Eni SPA(c,d)	$16,123,162	1,029	Sumitomo Mitsui Financial
236,373	Mediaset SPA(c)	2,783,255		Group, Inc.(c,d)	11,358,389
150,800	Mediobanca SPA(c,d)	3,227,562	1,361,400	Sumitomo Trust and Banking
659,490	Mediolanum SPA(c,d)	5,218,059		Company, Ltd.(c,d)	15,750,371
537,800	Saipem SPA(c,d)	12,421,994	40,200	T&D Holdings, Inc.(c)	3,135,676
192,400	Toro Assicurazioni SpA(c)	4,106,010	268,200	Takeda Pharmaceutical
3,183,020	UniCredito Italiano SPA(c,d)	22,956,162		Company, Ltd.(c,d)	15,256,487

	Total Italy	78,554,672	363,800	Toyota Motor Corporation(c,d)	19,808,614

			110,600	Ushio, Inc.(c,d)	2,636,926
Japan (23.2%)			510	USS Company, Ltd.(c,e)	34,712

79,900	Aiful Corporation(c)	5,278,485		Total Japan	261,978,001

69,600	Astellas Pharmaceutical, Inc.(c,e)	2,637,182
7,600	Benesse Corporation(c,d,e)	271,372	Luxembourg (0.6%)
534,300	Bridgestone Corporation(b,c)	11,136,906	411,500	SES Global SA(c)	6,539,918

38,500	Canon, Inc.(c)	2,540,791		Total Luxembourg	6,539,918

69,500	Credit Saison Company, Ltd.(c)	3,841,958
159,000	Dai Nippon Printing		Mexico (1.8%)
	Company, Ltd.(c)	2,876,565	148,500	America Movil SA de CV ADR	5,087,610
39,400	Fanuc, Ltd.(c)	3,787,060	213,200	Corporacion GEO SA de CV(b)	785,653
258,900	Fuji Photo Film Company, Ltd.(c)	8,619,927	1,201,500	Grupo Financiero Banorte SA de CV	2,848,674
43,600	Honda Motor Company(c,d)	2,691,090	106,000	Grupo Televisia SA ADR	2,109,400
107,100	Hoya Corporation(c)	4,312,651	364,800	Telefonos de Mexico SA de CV ADR	8,200,704
64,400	IBIDEN Company, Ltd.(c,e)	3,255,170	586,676	Wal-Mart de Mexico SA de CV(b)	1,571,579

85,000	JSR Corporation(c,d)	2,526,582		Total Mexico	20,603,620

20,130	Keyence Corporation(c)	5,226,223
154,500	Kyocera Corporation(c,d)	13,618,626	Netherlands (2.6%)
99,900	Leopalace21 Corporation(c)	3,732,094	345,500	ABN AMRO Holding NV(c)	10,323,759
299,600	MARUI Company, Ltd.(c,d)	5,926,042	334,300	ING Groep NV(c)	13,165,594
245,700	Mitsubishi Corporation(c)	5,602,150	124,148	Royal Numico NV(b,c)	5,485,846

124,000	Mitsubishi Estate Company, Ltd.(c)	2,941,175		Total Netherlands	28,975,199

1,518	Mitsubishi UFJ Financial
	Group, Inc.(c)	23,085,241	Panama (0.2%)
324,000	Mitsui Fudosan Company, Ltd.(c)	7,448,188	55,100	Carnival Corporation	2,610,087

363,000	Mitsui Trust Holdings, Inc.(c)	5,306,632		Total Panama	2,610,087

36,700	Nidec Corporation(c,d)	3,002,587
394,700	Nikon Corporation(c,d)	7,069,085	Portugal (1.0%)
39,400	Nitto Denko Corporation(c)	3,341,552	921,300	Portugal Telecom SGPS SA(c)	11,215,588

21,900	ORIX Corporation(c)	6,801,927		Total Portugal	11,215,588

6,944	Rakuten, Inc.(c,d)	6,315,025
1,340	Resona Holdings, Inc.(b,c,d)	4,611,071	Singapore (1.8%)
90,500	Secom Company, Ltd.(c)	4,616,256	557,600	Keppel Corporation, Ltd.(c,d)	4,761,633
111,700	Sega Sammy Holdings, Inc.(c)	4,534,061	1,588,000	StarHub, Ltd.(b,c)	2,131,943
101,100	Seven & I Holdings Company, Ltd.(c)	4,005,187	1,211,500	United Overseas Bank, Ltd.(c)	11,682,702
80,200	Shin-Etsu Chemical Company, Ltd.(c)	4,349,480	267,000	Venture Corporation, Ltd.(c)	2,112,785

14,900	SMC Corporation(c)	2,322,417		Total Singapore	20,689,063

107,100	Sony Corporation(c,d)	4,933,934

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value

South Africa (0.6%)			46,200	Julius Baer Holding AG(c,d)	$4,172,239
161,900	ABSA Group, Ltd.(c)	$3,039,429	107,770	UBS AG(c,d)	11,843,309

179,800	Naspers, Ltd.(c)	3,658,355		Total Switzerland	101,069,249

	Total South Africa	6,697,784

			Taiwan (0.2%)
South Korea (3.6%)			360,000	Hon Hai Precision Industry
37,850	Hyundai Motor Company, Ltd.(c)	3,173,868		Company, Ltd. (Foxconn)(c)	$2,220,791

40,500	Kookmin Bank(c)	3,471,350		Total Taiwan	2,220,791

203,500	Kookmin Bank ADR	17,403,320
127,000	LG Electronics, Inc.(c)	10,272,243	Turkey (0.4%)
9,390	Samsung Electronics		726,375	Turkiye Garanti Bankasi AS(b,c)	2,703,174
	Company, Ltd.(c)	6,062,756	273,920	Turkiye Is Bankasi (Isbank)(c)	2,275,869

	Total South Korea	40,383,537		Total Turkey	4,979,043

Spain (4.0%)			United Kingdom (14.8%)
141,600	Antena 3 de Television SA(c,d)	3,649,340	644,600	Amvescap plc(c)	6,009,921
555,900	Banco Bilbao Vizcaya		271,600	Aviva plc(c)	3,763,897
	Argentaria SA(c,d)	11,582,013	467,529	BP Amoco plc(c)	5,376,908
99,800	Cintra Concesiones de		676,600	Capita Group plc(c)	5,390,231
	Infraestructuras de Transporte SA(c,d)	1,292,248	38,773	Carnival plc(c)	1,903,872
73,400	Compania de Distribucion		1,205,040	Friends Provident plc(c)	4,352,673
	Integral Logista SA	4,136,978	869,559	GlaxoSmithKline plc(c,f)	22,731,807
252,300	Enagas(c,d)	4,995,766	2,250,100	Group 4 Securicor plc(b,c)	7,374,589
373,600	Iberdrola SA(c)	12,025,827	251,800	Johnson Matthey plc(c)	6,093,857
72,300	Indra Sistemas SA(c)	1,468,359	2,521,300	Kingfisher plc(c)	10,471,980
223,100	Repsol YPF SA(c)	6,335,964	1,123,000	Lloyds TSB Group plc(c)	10,737,175

	Total Spain	45,486,495	447,200	Marks and Spencer Group plc(c)	4,316,537

			126,000	Next plc(c)	3,600,851
Sweden (0.9%)			848,700	Pearson plc(c)	11,728,603
359,300	Atlas Copco AB(c,d)	10,093,357	107,725	Reckitt Benckiser plc(c)	3,780,856

	Total Sweden	10,093,357	282,900	Royal Bank of Scotland

				Group plc(c,f)	9,198,034
Switzerland (8.9%)			244,717	Royal Dutch Shell plc(c,f)	7,965,547
70,070	Credit Suisse Group(c,d)	3,919,824	1,312,700	Signet Group plc(c)	2,489,934
17,250	Givaudan SA(c,d)	13,243,778	1,043,800	Unilever plc(c)	10,656,697
182,157	Holcim, Ltd.(c,d)	14,504,473	8,913,765	Vodafone Group plc(c,f)	18,594,089
57,143	Nestle SA(c,d)	16,920,039	916,700	WPP Group plc(c)	10,970,778

19,581	Nobel Biocare Holding AG(c,d)	4,362,858		Total United Kingdom	167,508,836

187,713	Novartis AG(c)	10,415,055

21,100	Roche Holding AG(c)	3,135,623		Total Common Stock
72,000	Swatch Group AG(c,d)	12,071,496		(cost $862,583,744)	1,084,828,222

31,000	Swiss Life Holding(c,d)	6,480,555

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares Collateral Held for Securities Loaned (20.8%)		Rate(g)	Date	Value

235,586,237 Thrivent Financial Securities Lending Trust		4.770%	N/A	$235,586,237

Total Collateral Held for Securities Loaned
(cost $235,586,237)				235,586,237

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.6%)	Rate(g)	Date	Value

$12,150,000	Cargill Asia Pacific Treasury	4.830%	4/3/2006	$12,146,740
17,415,000	Park Avenue Receivables Corporation	4.830	4/3/2006	17,410,327
11,339,402	Thrivent Money Market Portfolio	4.460	N/A	11,339,402

Total Short-Term Investments (at amortized cost)				40,896,469

Total Investments (cost $1,139,066,450) 120.2%				$1,361,310,928

Other Assets and Liabilities, Net (20.2%)				(229,222,515)

Total Net Assets 100.0%				$1,132,088,413

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) Security is fair valued.

(d) All or a portion of the security is on loan.

(e) Denotes investments purchased on a when-issued basis.

(f) Designated as cover for long settling trades.

(g) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(h) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(i) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$238,456,832
Gross unrealized depreciation	(16,212,354)

Net unrealized appreciation (depreciation)	$222,244,478
Cost for federal income tax purposes	$1,139,066,450

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner All Cap Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (99.1%)	Value	Shares	Common Stock (99.1%)	Value

Consumer Discretionary (10.4%)			450	Berkshire Hathaway, Inc.(b)	$1,355,400
12,700	Best Buy Company, Inc.	$710,311	8,200	Citigroup, Inc.	387,286
15,700	Carters, Inc.(b,c)	1,059,593	12,800	CompuCredit Corporation(b,c)	471,168
25,100	EchoStar Communications		36,198	Countrywide Financial Corporation	1,328,467
	Corporation(b)	749,737	9,700	Endurance Specialty Holdings, Ltd.(b)	315,735
15,200	Federated Department Stores, Inc.	1,109,600	4,200	Everest Re Group, Ltd.	392,154
11,100	Isle of Capri Casinos, Inc.(b,c)	369,408	18,502	Fidelity National Financial, Inc.	657,376
91,300	Liberty Media Corporation(b)	749,573	10,300	Golden West Financial Corporation	699,370
44,800	News Corporation	744,128	18,000	Merrill Lynch & Company, Inc.	1,417,680
12,800	Penn National Gaming, Inc.(b)	539,904	15,700	MetLife, Inc.	759,409
24,600	PETsMART, Inc.	692,244	5,700	Navigators Group, Inc.(b,c)	282,720
20,300	Pinnacle Entertainment, Inc.(b,c)	571,851	25,500	Old Republic International
1,800	Polo Ralph Lauren Corporation	109,098		Corporation	556,410
27,300	Staples, Inc.	696,696	7,000	PartnerRe, Ltd.	434,630
35,100	Urban Outfitters, Inc.(b)	861,354	4,600	PMI Group, Inc.(c)	211,232
11,400	Warnaco Group, Inc.(b)	273,600	9,200	Prudential Financial, Inc.	697,452
6,300	Wynn Resorts, Ltd.(b,c)	484,155	18,100	Radian Group, Inc.	1,090,525

	Total Consumer		8,600	SLM Corporation	446,684
	Discretionary	9,595,514	12,300	W.R. Berkley Corporation	714,138

			30,200	Willis Group Holdings, Ltd.(c)	1,034,652

Consumer Staples (9.2%)				Total Financials	18,766,111

46,600	Altria Group, Inc.	3,302,076
19,200	BJ’s Wholesale Club, Inc.(b)	604,992	Health Care (12.4%)
24,200	Coca-Cola Enterprises, Inc.	492,228	9,000	Aetna, Inc.	442,260
44,600	CVS Corporation	1,332,202	8,500	Allergan, Inc.	922,250
9,900	General Mills, Inc.	501,732	8,100	Amgen, Inc.(b)	589,275
24,300	Hershey Company	1,269,189	41,700	Baxter International, Inc.	1,618,377
6,749	Nash Finch Company(c)	201,795	1,900	Cephalon, Inc.(b,c)	114,475
58,800	Playtex Products, Inc.(b)	615,636	4,000	Chemed Corporation(c)	237,360
3,000	Procter & Gamble Company	172,860	3,806	Cholestech Corporation(b)	49,592

	Total Consumer Staples	8,492,710	1,500	CIGNA Corporation	195,930

			22,000	Dade Behring Holdings, Inc.	785,620
Energy (9.2%)			14,800	DJ Orthopedics, Inc.(b,c)	588,448
70,200	Exxon Mobil Corporation	4,272,371	9,600	Genzyme Corporation(b)	645,312
4,600	Holly Corporation(c)	340,952	35,900	Integra LifeSciences
20,700	Occidental Petroleum Corporation	1,917,855		Holdings Corporation(b,c)	1,471,182
4,700	Schlumberger, Ltd.	594,879	15,900	Johnson & Johnson	941,598
6,500	Tesoro Petroleum Corporation	444,210	10,700	King Pharmaceuticals, Inc.(b)	184,575
6,900	Transocean, Inc.(b)	554,070	5,700	Medtronic, Inc.	289,275
7,300	Valero Energy Corporation	436,394	11,100	PRA International(b,c)	275,169

	Total Energy	8,560,731	20,500	Sierra Health Services, Inc.(b)	834,350

			6,400	Thoratec Corporation(b,c)	123,328
Financials (20.3%)			25,920	UnitedHealth Group, Inc.	1,447,891
15,300	ACE, Ltd.	795,753	1,800	WellPoint, Inc.(b)	139,374

19,300	Ambac Financial Group, Inc.	1,536,280		Total Health Care	11,522,255

18,400	Aspen Insurance Holdings, Ltd.	453,744
59,900	Bank of America Corporation	2,727,846

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner All Cap Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (99.1%)	Value	Shares	Common Stock (99.1%)	Value

Industrials (12.5%)			Materials (3.0%)
24,000	AMR Corporation(b,c)	$649,200	26,300	Alcoa, Inc.	$803,728
42,600	BE Aerospace, Inc.(b,c)	1,070,112	4,600	Phelps Dodge Corporation	370,438
6,000	Bucyrus International, Inc.	289,140	11,000	Praxair, Inc.	606,650
7,500	Caterpillar, Inc.	538,575	7,600	United States Steel Corporation	461,168
36,300	Continental Airlines, Inc.(b,c)	976,470	6,700	Vulcan Materials Company	580,555

3,400	Deere & Company	268,770		Total Materials	2,822,539

4,900	Freightcar America, Inc.(c)	311,640
52,600	General Electric Company	1,829,428	Telecommunications Services (3.3%)
13,500	Goodrich Corporation	588,735	217,400	Qwest Communications
3,750	Joy Global, Inc.	224,138		International, Inc.(b,c)	1,478,320
23,600	MSC Industrial Direct Company, Inc.	1,274,872	59,945	Sprint Nextel Corporation	1,548,979

20,400	Precision Castparts Corporation	1,211,760		Total Telecommunications
17,000	Shaw Group, Inc.(b)	516,800		Services	3,027,299

400	UAL Corporation(b)	15,972
8,700	UTI Worldwide, Inc.	274,920	Utilities (2.9%)
22,000	WESCO International, Inc.(b,c)	1,496,220	23,400	Edison International, Inc.	963,612

	Total Industrials	11,536,752	37,800	TXU Corporation	1,691,928

				Total Utilities	2,655,540

Information Technology (15.9%)

38,400	Apple Computer, Inc.(b)	2,408,448		Total Common Stock
17,400	Autodesk, Inc.	670,248		(cost $78,995,607)	91,717,643

26,500	Broadcom Corporation(b)	1,143,740
33,300	Corning, Inc.(b)	896,103
27,100	Foundry Networks, Inc.(b)	492,136
4,400	Google, Inc.(b)	1,716,000
62,400	Hewlett-Packard Company	2,052,960
7,300	Marvell Technology Group, Ltd.(b)	394,930
16,100	Microsoft Corporation	438,081
36,300	Motorola, Inc.	831,633
12,700	NVIDIA Corporation(b)	727,202
18,600	QUALCOMM, Inc.	941,346
14,600	Rackable Systems, Inc.(b,c)	771,610
30,800	Seagate Technology(b,c)	810,964
40,700	Sun Microsystems, Inc.(b)	208,791

	Total Information
	Technology	14,738,192

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner All Cap Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.5%)	Rate(d)	Date	Value

11,587,392	Thrivent Financial Securities Lending Trust	4.770%	N/A	$11,587,392

	Total Collateral Held for Securities Loaned
	(cost $11,587,392)			11,587,392

		Interest	Maturity
Shares	Short-Term Investments(e)	Rate(d)	Date	Value

1,001	Thrivent Money Market Portfolio	4.460%	N/A	$1,001

	Total Short-Term Investments (at amortized cost)			1,001

	Total Investments
	(cost $90,584,000) 111.6%			$103,306,036

	Other Assets and Liabilities, Net (11.6%)			(10,749,985)

	Total Net Assets 100.0%			$92,556,051

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent Partner All Cap Portfolio.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$13,269,955
Gross unrealized depreciation	(547,919)

Net unrealized appreciation (depreciation)	$12,722,036
Cost for federal income tax purposes	$90,584,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

		Large Cap Growth Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (99.3%)	Value	Shares	Common Stock (99.3%)	Value

Consumer Discretionary (13.0%)			Consumer Staples (6.1%)
75,900	Abercrombie & Fitch Company	$4,424,970	152,900	Altria Group, Inc.	$10,834,494
63,700	Apollo Group, Inc.(b)	3,344,887	153,700	Colgate-Palmolive Company	8,776,270
191,800	Bed Bath & Beyond, Inc.(b)	7,365,120	508,400	CVS Corporation	15,185,908
211,750	Best Buy Company, Inc.	11,843,178	558,250	PepsiCo, Inc.	32,261,268
238,800	Carnival Corporation	11,311,956	827,315	Procter & Gamble Company	47,669,890
77,600	Cheesecake Factory, Inc.(b)	2,906,120	155,600	SYSCO Corporation	4,986,980
125,200	Chico’s FAS, Inc.(b)	5,088,128	294,700	Walgreen Company	12,710,411
371,600	Coach, Inc.(b)	12,849,928	285,400	Wal-Mart Stores, Inc.	13,482,296

104,000	DreamWorks Animation			Total Consumer Staples	145,907,517

	SKG, Inc.(b,c)	2,750,800
61,000	Federated Department Stores, Inc.	4,453,000	Energy (6.6%)
244,400	Gap, Inc.	4,565,392	40,200	Amerada Hess Corporation	5,724,480
68,800	Getty Images, Inc.(b,c)	5,151,744	58,100	Anadarko Petroleum Corporation	5,868,681
28,200	Harman International		159,500	Baker Hughes, Inc.	10,909,800
	Industries, Inc.	3,133,866	66,600	BJ Services Company	2,304,360
108,700	Harrah’s Entertainment, Inc.	8,474,252	65,100	ConocoPhillips	4,111,065
529,595	Home Depot, Inc.	22,401,868	50,900	Devon Energy Corporation	3,113,553
76,400	International Game Technology	2,690,808	54,900	Diamond Offshore Drilling, Inc.(c)	4,913,550
127,900	J.C. Penney Company, Inc.		106,300	ENSCO International, Inc.	5,469,135
	(Holding Company)	7,726,439	62,000	EOG Resources, Inc.	4,464,000
267,932	Kohl’s Corporation(b)	14,203,075	171,600	Exxon Mobil Corporation	10,443,576
99,500	Las Vegas Sands Corporation(b,c)	5,637,670	183,000	Halliburton Company	13,362,660
90,000	Lennar Corporation	5,434,200	87,600	Noble Corporation(c)	7,104,360
383,800	Lowe’s Companies, Inc.	24,732,072	60,200	Occidental Petroleum Corporation	5,577,530
130,800	Marriott International, Inc.	8,972,880	179,200	Peabody Energy Corporation	9,033,472
160,000	McDonald’s Corporation	5,497,600	132,850	Range Resources Corporation(c)	3,628,134
204,000	MGM MIRAGE(b,c)	8,790,360	193,900	Schlumberger, Ltd.(d)	24,541,923
268,500	News Corporation ADR(c)	4,714,860	111,100	Smith International, Inc.	4,328,456
115,900	NIKE, Inc.	9,863,090	57,100	Todco(c)	2,250,311
113,000	Nordstrom, Inc.	4,427,340	77,200	Transocean, Inc.(b)	6,199,160
121,600	OfficeMax, Inc.(c)	3,668,672	173,500	Valero Energy Corporation	10,371,830
62,700	Omnicom Group, Inc.	5,219,775	159,900	Weatherford International, Ltd.(b)	7,315,425
66,300	Pixar, Inc.(b)	4,252,482	176,333	XTO Energy, Inc.	7,682,829

499,400	Staples, Inc.	12,744,688		Total Energy	158,718,290

445,900	Starbucks Corporation(b)	16,783,676
162,200	Starwood Hotels & Resorts		Financials (11.4%)
	Worldwide, Inc.	10,985,806	101,500	AFLAC, Inc.	4,580,695
309,800	Target Corporation	16,112,698	231,750	American Express Company	12,178,462
265,705	Time Warner, Inc.	4,461,187	313,800	American International Group, Inc.	20,739,042
249,300	Univision Communications, Inc.(b,c)	8,593,371	35,600	Bear Stearns Companies, Inc.	4,937,720
56,022	Viacom, Inc.(b)	2,173,654	57,500	Capital One Financial Corporation(c) 4,629,900
374,100	Walt Disney Company	10,433,649	548,400	Charles Schwab Corporation	9,437,964
213,300	XM Satellite Radio Holdings, Inc.(b,c)	4,750,191	42,400	Chicago Mercantile Exchange

	Total Consumer			Holdings, Inc.	18,974,000
	Discretionary	312,935,452	300,500	Citigroup, Inc.	14,192,615

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (99.3%)	Value	Shares	Common Stock (99.3%)	Value

Financials — continued			179,600	Novartis AG ADR	$9,957,024
197,200	Countrywide Financial Corporation	$7,237,240	120,800	OSI Pharmaceuticals, Inc.(b,c)	3,877,680
61,700	E*TRADE Financial Corporation(b)	1,664,666	331,355	Pfizer, Inc.	8,257,367
47,000	Federal Home Loan		104,400	Quest Diagnostics, Inc.	5,355,720
	Mortgage Corporation	2,867,000	93,100	Sanofi-Aventis ADR	4,417,595
155,000	Franklin Resources, Inc.	14,607,200	191,600	Schering-Plough Corporation	3,638,484
59,300	Golden West Financial Corporation	4,026,470	418,600	St. Jude Medical, Inc.(b)	17,162,600
188,500	Goldman Sachs Group, Inc.	29,586,960	157,050	Stryker Corporation	6,963,597
146,200	J.P. Morgan Chase & Company	6,087,768	465,700	Teva Pharmaceutical
74,750	Legg Mason, Inc.	9,368,418		Industries, Ltd.(c)	19,177,526
90,500	Lehman Brothers Holdings, Inc.	13,079,965	848,500	UnitedHealth Group, Inc.	47,397,210
115,500	Mellon Financial Corporation	4,111,800	67,200	Varian Medical Systems, Inc.(b)	3,773,952
147,200	Merrill Lynch & Company, Inc.	11,593,472	208,100	WellPoint, Inc.(b)	16,113,183
182,100	Moody’s Corporation	13,012,866	244,200	Wyeth	11,848,584
152,100	Morgan Stanley	9,554,922	154,300	Zimmer Holdings, Inc.(b)	10,430,680

79,800	PNC Financial Services Group, Inc.	5,371,338		Total Health Care	462,413,131

138,500	Prudential Financial, Inc.	10,499,685
338,450	SLM Corporation	17,579,093	Industrials (9.0%)
130,300	State Street Corporation	7,874,029	63,600	3M Company	4,813,884
45,300	T. Rowe Price Group, Inc.	3,542,913	152,000	Boeing Company	11,845,360
145,700	TD Ameritrade Holding Corporation 3,040,759		109,500	Burlington Northern
58,200	UBS AG	6,400,254		Santa Fe Corporation	9,124,635
43,700	Wachovia Corporation	2,449,385	178,400	Caterpillar, Inc.	12,810,904

	Total Financials	273,226,601	74,900	CSX Corporation	4,479,020

			152,200	Danaher Corporation	9,672,310
Health Care (19.3%)			109,100	Emerson Electric Company	9,124,033
198,650	Abbott Laboratories	8,436,666	68,500	Expeditors International
299,900	Aetna, Inc.	14,737,086		of Washington, Inc.	5,917,715
88,400	Alcon, Inc.	9,216,584	106,600	Fastenal Company	5,046,444
78,100	Allergan, Inc.	8,473,850	105,300	FedEx Corporation	11,892,582
583,900	Amgen, Inc.(b)	42,478,725	71,600	General Dynamics Corporation	4,580,968
96,700	Biogen Idec, Inc.(b)	4,554,570	1,438,300	General Electric Company	50,024,074
101,300	Cardinal Health, Inc.	7,548,876	119,100	JB Hunt Transport Services, Inc.(c)	2,565,414
307,664	Caremark Rx, Inc.(b)	15,130,916	89,000	L-3 Communications Holdings, Inc.	7,635,310
140,800	Celgene Corporation(b,c)	6,226,176	64,800	Monster Worldwide, Inc.(b)	3,230,928
64,400	Coventry Health Care, Inc.(b)	3,476,312	60,800	Precision Castparts Corporation	3,611,520
105,200	Cytyc Corporation(b)	2,964,536	97,600	Rockwell Automation, Inc.	7,018,416
112,300	Eli Lilly and Company	6,210,190	363,900	Southwest Airlines Company	6,546,561
138,200	Fisher Scientific International, Inc.(b)	9,404,510	68,100	Textron, Inc.	6,359,859
86,600	Forest Laboratories, Inc.(b)	3,864,958	137,000	Tyco International, Ltd.	3,682,560
456,000	Genentech, Inc.(b)	38,536,560	210,000	United Parcel Service, Inc.	16,669,800
215,100	Genzyme Corporation(b)	14,459,022	350,100	United Technologies Corporation 20,295,297

392,900	Gilead Sciences, Inc.(b)	24,446,238		Total Industrials	216,947,594

486,500	Johnson & Johnson	28,810,530
46,000	McKesson Corporation	2,397,980
202,700	Medco Health Solutions, Inc.(b)	11,598,494
612,200	Medtronic, Inc.	31,069,150

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (99.3%)	Value	Shares	Common Stock (99.3%)	Value

Information Technology (29.8%)			1,095,400	QUALCOMM, Inc.	$55,438,193
158,700	Accenture, Ltd.	$4,772,109	102,400	Red Hat, Inc.(b,c)	2,865,152
113,800	ADC Telecommunications, Inc.(b,c)	2,912,142	27,200	Research in Motion, Ltd.(b)	2,308,736
527,600	Adobe Systems, Inc.	18,423,792	83,700	SanDisk Corporation(b)	4,814,424
49,500	Advanced Micro Devices, Inc.(b)	1,641,420	220,600	SAP AG	11,982,992
36,800	Affiliated Computer Services, Inc.(b)	2,195,488	356,000	Symantec Corporation(b)	5,991,480
130,800	Amdocs, Ltd.(b)	4,716,648	186,900	Teradyne, Inc.(b,c)	2,898,819
189,300	Analog Devices, Inc.	7,248,297	534,000	Texas Instruments, Inc.	17,338,980
425,600	Apple Computer, Inc.(b)	26,693,632	533,300	TIBCO Software, Inc.(b,c)	4,458,388
330,750	Applied Materials, Inc.	5,791,432	126,900	Varian Semiconductor
136,300	aQuantive, Inc.(b,c)	3,208,502		Equipment Associates, Inc.(b,c)	3,563,352
167,800	Autodesk, Inc.	6,463,656	229,200	Wind River Systems, Inc.(b,c)	2,853,540
80,300	Avocent Corporation(b)	2,548,722	362,800	Xilinx, Inc.	9,236,888
445,200	BEA Systems, Inc.(b)	5,845,476	1,136,400	Yahoo!, Inc.(b)	36,660,264

380,000	Broadcom Corporation(b)	16,400,800		Total Information
1,760,900	Cisco Systems, Inc.(b)	38,158,703		Technology	715,894,707

191,300	Citrix Systems, Inc.(b)	7,250,270
166,200	Cognizant Technology		Materials (1.4%)
	Solutions Corporation(b)	9,887,238	109,800	Alcoa, Inc.	3,355,488
272,600	Comverse Technology, Inc.(b)	6,414,278	109,200	Dow Chemical Company	4,433,520
785,200	Corning, Inc.(b)	21,129,732	141,600	Monsanto Company	12,000,600
610,300	Dell, Inc.(b)	18,162,528	42,400	Phelps Dodge Corporation	3,414,472
936,600	eBay, Inc.(b)	36,583,596	145,000	Praxair, Inc.	7,996,750
262,070	Electronic Arts, Inc.(b)	14,340,470	30,200	Vulcan Materials Company	2,616,830

1,643,500	EMC Corporation(b)	22,400,905		Total Materials	33,817,660

227,550	First Data Corporation	10,653,891
124,102	Google, Inc.(b)	48,399,780	Miscellaneous (0.6%)
406,700	Hewlett-Packard Company	13,380,430	103,100	Midcap SPDR Trust(c)	14,934,035

868,350	Intel Corporation	16,802,572		Total Miscellaneous	14,934,035

97,500	International Business
	Machines Corporation	8,040,825	Telecommunications Services (2.1%)
207,000	Juniper Networks, Inc.(b)	3,957,840	58,100	ALLTEL Corporation	3,761,975
221,500	Linear Technology Corporation	7,770,220	370,700	America Movil SA de CV ADR	12,700,182
303,800	Marvell Technology Group, Ltd.(b)	16,435,580	209,400	American Tower Corporation(b)	6,349,008
235,600	Maxim Integrated Products, Inc.	8,752,540	175,500	NII Holdings, Inc.(b,c)	10,349,235
131,600	Microchip Technology, Inc.	4,777,080	528,182	Sprint Nextel Corporation	13,648,223
2,075,000	Microsoft Corporation	56,460,750	171,600	Vodafone Group plc ADR	3,586,440

963,800	Motorola, Inc.	22,080,658		Total Telecommunications
100,800	National Semiconductor			Services	50,395,063

	Corporation	2,806,272

279,100	Network Appliance, Inc.(b)	10,055,973		Total Common Stock
380,920	Nokia Oyj ADR	7,892,662		(cost $2,048,772,941)	2,385,190,050

869,200	Oracle Corporation(b)	11,899,348
269,679	Parametric Technology
	Corporation(b)	4,403,858
355,600	Paychex, Inc.	14,814,296

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares Collateral Held for Securities Loaned (4.3%)		Rate(e)	Date	Value

102,282,648 Thrivent Financial Securities Lending Trust		4.770%	N/A	$102,282,648

Total Collateral Held for Securities Loaned
(cost $102,282,648)				102,282,648

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (0.9%)	Rate(e)	Date	Value

11,353,706	Thrivent Money Market Portfolio	4.460%	N/A	$11,353,706
$9,395,000	UBS Finance Corporation, LLC	4.830	4/3/2006	9,392,479

Total Short-Term Investments (at amortized cost)				20,746,185

Total Investments
(cost $2,171,801,774) 104.5%				$2,508,218,883

Other Assets and Liabilities, Net (4.5%)				(105,429,799)

Total Net Assets 100.0%				$2,402,789,084

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At March 31, 2006, 16,600 shares of Schlumberger, Ltd. common stock valued at $2,101,062 were earmarked to cover call options written as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Loss

Schlumberger, Ltd.	166	$125	April 2006	$(78,020)	$26,656

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$434,058,409
Gross unrealized depreciation	(97,641,300)

Net unrealized appreciation (depreciation)	$336,417,109
Cost for federal income tax purposes	$2,171,801,774

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Growth Portfolio II
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (99.5%)	Value	Shares	Common Stock (99.5%)	Value

Consumer Discretionary (13.2%)			Consumer Staples (6.1%)
1,300	Abercrombie & Fitch Company	$75,790	2,600	Altria Group, Inc.	$184,236
1,090	Apollo Group, Inc.(b)	57,236	2,600	Colgate-Palmolive Company	148,460
3,350	Bed Bath & Beyond, Inc.(b)	128,640	8,800	CVS Corporation	262,856
3,655	Best Buy Company, Inc.	204,424	9,620	PepsiCo, Inc.	555,940
4,100	Carnival Corporation	194,217	14,232	Procter & Gamble Company	820,048
1,400	Cheesecake Factory, Inc.(b)	52,430	2,660	SYSCO Corporation	85,253
2,200	Chico’s FAS, Inc.(b)	89,408	5,140	Walgreen Company	221,688
6,450	Coach, Inc.(b)	223,041	5,040	Wal-Mart Stores, Inc.	238,090

1,800	DreamWorks Animation SKG, Inc.(b,c)	47,610		Total Consumer Staples	2,516,571

1,100	Federated Department Stores, Inc.	80,300
4,200	Gap, Inc.	78,456	Energy (6.7%)
1,200	Getty Images, Inc.(b)	89,856	700	Amerada Hess Corporation	99,680
500	Harman International Industries, Inc.	55,565	1,050	Anadarko Petroleum Corporation(c)	106,060
1,900	Harrah’s Entertainment, Inc.	148,124	2,650	Baker Hughes, Inc.	181,260
9,190	Home Depot, Inc.	388,737	1,150	BJ Services Company	39,790
1,300	International Game Technology	45,786	1,100	ConocoPhillips	69,465
2,250	J.C. Penney Company, Inc.		850	Devon Energy Corporation	51,994
	(Holding Company)	135,922	1,000	Diamond Offshore Drilling, Inc.(c)	89,500
4,655	Kohl’s Corporation(b)	246,762	1,800	ENSCO International, Inc.	92,610
1,700	Las Vegas Sands Corporation(b)	96,322	1,100	EOG Resources, Inc.	79,200
1,600	Lennar Corporation	96,608	3,050	Exxon Mobil Corporation	185,623
6,650	Lowe’s Companies, Inc.	428,526	3,200	Halliburton Company	233,664
2,250	Marriott International, Inc.	154,350	1,500	Noble Corporation	121,650
2,800	McDonald’s Corporation	96,208	1,000	Occidental Petroleum Corporation	92,650
3,500	MGM MIRAGE(b,c)	150,815	3,100	Peabody Energy Corporation	156,271
4,600	News Corporation ADR(c)	80,776	2,300	Range Resources Corporation(c)	62,813
2,040	NIKE, Inc.	173,604	3,400	Schlumberger, Ltd.(d)	430,338
1,950	Nordstrom, Inc.	76,401	1,900	Smith International, Inc.	74,024
2,100	OfficeMax, Inc.(c)	63,357	1,000	Todco(c)	39,410
1,100	Omnicom Group, Inc.	91,575	1,300	Transocean, Inc.(b)	104,390
1,150	Pixar, Inc.(b)	73,761	3,000	Valero Energy Corporation	179,340
8,530	Staples, Inc.	217,686	2,800	Weatherford International, Ltd.(b)	128,100
7,900	Starbucks Corporation(b)	297,356	3,066	XTO Energy, Inc.	133,586

2,910	Starwood Hotels & Resorts			Total Energy	2,751,418

	Worldwide, Inc.	197,094
5,370	Target Corporation	279,294	Financials (11.5%)
4,820	Time Warner, Inc.	80,928	1,800	AFLAC, Inc.	81,234
4,300	Univision Communications, Inc.(b)	148,221	3,980	American Express Company	209,149
985	Viacom, Inc.(b)	38,218	5,430	American International Group, Inc. 358,869
6,465	Walt Disney Company	180,309	600	Bear Stearns Companies, Inc.	83,220
3,700	XM Satellite Radio Holdings, Inc.(b)	82,399	1,000	Capital One Financial Corporation	80,520

	Total Consumer		9,650	Charles Schwab Corporation	166,076
	Discretionary	5,446,112	750	Chicago Mercantile Exchange

				Holdings, Inc.	335,625

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Portfolio II

Schedule of Investments as of March 31, 2006 (unaudited)(a)

Shares	Common Stock (99.5%)	Value	Shares	Common Stock (99.5%)	Value

Financials — continued			10,670	Medtronic, Inc.	$541,502
5,200	Citigroup, Inc.	$245,596	3,100	Novartis AG ADR	171,864
3,400	Countrywide Financial Corporation	124,780	2,100	OSI Pharmaceuticals, Inc.(b,c)	67,410
1,100	E*TRADE Financial Corporation(b)	29,678	5,720	Pfizer, Inc.	142,542
800	Federal Home Loan		1,800	Quest Diagnostics, Inc.	92,340
	Mortgage Corporation	48,800	1,600	Sanofi-Aventis ADR	75,920
2,700	Franklin Resources, Inc.	254,448	3,300	Schering-Plough Corporation	62,667
1,000	Golden West Financial Corporation	67,900	7,200	St. Jude Medical, Inc.(b)	295,200
3,300	Goldman Sachs Group, Inc.	517,968	2,700	Stryker Corporation	119,718
2,500	J.P. Morgan Chase & Company	104,100	8,000	Teva Pharmaceutical Industries, Ltd. 329,440
1,250	Legg Mason, Inc.	156,662	14,600	UnitedHealth Group, Inc.	815,556
1,550	Lehman Brothers Holdings, Inc.	224,022	1,200	Varian Medical Systems, Inc.(b)	67,392
2,000	Mellon Financial Corporation	71,200	3,600	WellPoint, Inc.(b)	278,748
2,550	Merrill Lynch & Company, Inc.	200,838	4,180	Wyeth	202,814
3,200	Moody’s Corporation	228,672	2,600	Zimmer Holdings, Inc.(b)	175,760

2,600	Morgan Stanley	163,332		Total Health Care	7,987,092

1,450	PNC Financial Services Group, Inc.	97,600
2,400	Prudential Financial, Inc.	181,944	Industrials (9.1%)
5,810	SLM Corporation	301,771	1,090	3M Company	82,502
2,250	State Street Corporation	135,968	2,700	Boeing Company	210,411
750	T. Rowe Price Group, Inc.	58,658	1,900	Burlington Northern
2,500	TD Ameritrade Holding Corporation	52,175		Santa Fe Corporation	158,327
1,000	UBS AG	109,970	3,150	Caterpillar, Inc.	226,202
800	Wachovia Corporation	44,840	1,300	CSX Corporation	77,740

	Total Financials	4,735,615	2,620	Danaher Corporation	166,501

			1,900	Emerson Electric Company	158,897
Health Care (19.4%)			1,200	Expeditors International
3,440	Abbott Laboratories	146,097		of Washington, Inc.	103,668
5,200	Aetna, Inc.	255,528	1,900	Fastenal Company	89,946
1,550	Alcon, Inc.	161,603	1,770	FedEx Corporation	199,904
1,400	Allergan, Inc.	151,900	1,300	General Dynamics Corporation	83,174
10,110	Amgen, Inc.(b)	735,502	24,560	General Electric Company	854,197
1,650	Biogen Idec, Inc.(b)	77,715	2,100	JB Hunt Transport Services, Inc.(c)	45,234
1,800	Cardinal Health, Inc.	134,136	1,600	L-3 Communications Holdings, Inc. 137,264
5,305	Caremark Rx, Inc.(b)	260,900	1,200	Monster Worldwide, Inc.(b)	59,832
2,300	Celgene Corporation(b,c)	101,706	1,100	Precision Castparts Corporation	65,340
1,100	Coventry Health Care, Inc.(b)	59,378	1,700	Rockwell Automation, Inc.	122,247
1,800	Cytyc Corporation(b)	50,724	6,300	Southwest Airlines Company	113,337
1,940	Eli Lilly and Company	107,282	1,200	Textron, Inc.	112,068
2,400	Fisher Scientific International, Inc.(b)	163,320	2,390	Tyco International, Ltd.	64,243
1,400	Forest Laboratories, Inc.(b)	62,482	3,670	United Parcel Service, Inc.	291,325
7,850	Genentech, Inc.(b)	663,404	6,050	United Technologies Corporation	350,718

3,710	Genzyme Corporation(b)	249,386		Total Industrials	3,773,077

6,800	Gilead Sciences, Inc.(b)	423,096
8,430	Johnson & Johnson	499,225
800	McKesson Corporation	41,704
3,550	Medco Health Solutions, Inc.(b)	203,131

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Portfolio II

Schedule of Investments as of March 31, 2006 (unaudited)(a)

Shares	Common Stock (99.5%)	Value	Shares	Common Stock (99.5%)	Value

Information Technology (30.0%)			4,740	Parametric Technology Corporation(b,c)	$77,404
2,750	Accenture, Ltd.	$82,692	6,100	Paychex, Inc.	254,126
2,000	ADC Telecommunications, Inc.(b,c)	51,180	18,950	QUALCOMM, Inc.	959,060
9,100	Adobe Systems, Inc.	317,772	1,800	Red Hat, Inc.(b,c)	50,364
900	Advanced Micro Devices, Inc.(b)	29,844	500	Research in Motion, Ltd.(b)	42,440
650	Affiliated Computer Services, Inc.(b)	38,779	1,400	SanDisk Corporation(b)	80,528
2,300	Amdocs, Ltd.(b)	82,938	3,900	SAP AG	211,848
3,210	Analog Devices, Inc.	122,911	6,120	Symantec Corporation(b)	103,000
7,300	Apple Computer, Inc.(b)	457,856	3,200	Teradyne, Inc.(b)	49,632
5,720	Applied Materials, Inc.	100,157	9,200	Texas Instruments, Inc.	298,724
2,400	aQuantive, Inc.(b,c)	56,496	9,200	TIBCO Software, Inc.(b,c)	76,912
2,900	Autodesk, Inc.	111,708	2,200	Varian Semiconductor
1,400	Avocent Corporation(b)	44,436		Equipment Associates, Inc.(b,c)	61,776
7,800	BEA Systems, Inc.(b)	102,414	3,950	Wind River Systems, Inc.(b,c)	49,178
6,550	Broadcom Corporation(b)	282,698	6,300	Xilinx, Inc.	160,398
30,670	Cisco Systems, Inc.(b)	664,619	19,600	Yahoo!, Inc.(b)	632,296

3,300	Citrix Systems, Inc.(b)	125,070		Total Information
2,850	Cognizant Technology			Technology	12,372,722

	Solutions Corporation(b)	169,546
4,700	Comverse Technology, Inc.(b)	110,591	Materials (1.4%)
13,680	Corning, Inc.(b)	368,129	1,900	Alcoa, Inc.	58,064
10,570	Dell, Inc.(b)	314,563	1,900	Dow Chemical Company	77,140
16,260	eBay, Inc.(b)	635,116	2,450	Monsanto Company	207,638
4,600	Electronic Arts, Inc.(b)	251,712	700	Phelps Dodge Corporation	56,371
28,400	EMC Corporation(b)	387,092	2,500	Praxair, Inc.	137,875
3,950	First Data Corporation	184,939	500	Vulcan Materials Company	43,325

2,100	Google, Inc.(b)	819,000		Total Materials	580,413

7,100	Hewlett-Packard Company	233,590
15,100	Intel Corporation	292,185	Telecommunications Services (2.1%)
1,650	International Business		950	ALLTEL Corporation	61,512
	Machines Corporation	136,076	6,300	America Movil SA de CV ADR	215,838
3,550	Juniper Networks, Inc.(b)	67,876	3,600	American Tower Corporation(b)	109,152
3,830	Linear Technology Corporation	134,356	3,000	NII Holdings, Inc.(b,c)	176,910
5,250	Marvell Technology Group, Ltd.(b)	284,025	9,192	Sprint Nextel Corporation	237,521
4,030	Maxim Integrated Products, Inc.	149,714	3,000	Vodafone Group plc ADR	62,700

2,300	Microchip Technology, Inc.	83,490		Total Telecommunications
35,870	Microsoft Corporation	976,021		Services	863,633

16,550	Motorola, Inc.	379,160

1,800	National Semiconductor Corporation	50,112		Total Common Stock
4,800	Network Appliance, Inc.(b)	172,944		(cost $35,289,465)	41,026,653

6,630	Nokia Oyj ADR	137,374
15,000	Oracle Corporation(b)	205,350

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Portfolio II
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (2.6%)	Rate(e)	Date	Value

1,089,547	Thrivent Financial Securities Lending Trust	4.770%	N/A	$1,089,547

	Total Collateral Held for Securities Loaned
	(cost $1,089,547)			1,089,547

		Interest	Maturity
Shares	Short-Term Investments (0.6%)	Rate(e)	Date	Value

244,975	Thrivent Money Market Portfolio	4.460%	N/A	$244,975

	Total Short-Term Investments (at amortized cost)			244,975

	Total Investments
	(cost $36,623,987) 102.7%			$42,361,175

	Other Assets and Liabilities, Net (2.7%)			(1,108,028)

	Total Net Assets 100.0%			$41,253,147

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At March 31, 2006, 300 shares of Schlumberger, Ltd. common stock valued at $37,971 were earmarked to cover call options written as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Loss

Schlumberger, Ltd.	3	$125	April 2006	$(1,410)	$482

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$6,711,842
Gross unrealized depreciation	(974,654)

Net unrealized appreciation (depreciation)	$5,737,188
Cost for federal income tax purposes	$36,623,987

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Growth Stock Portolio

Schedule of Investments as of March 31, 2006 (unaudited)(a)

Shares	Common Stock (97.0%)	Value	Shares Common Stock (97.0%)		Value

Consumer Discretionary (14.3%)
			Financials (19.3%)
8,125	Best Buy Company, Inc.	$454,431
			37,700	American Express Company	$1,981,135
24,900	Carnival Corporation	1,179,513
			32,000	American International Group, Inc.	2,114,880
20,363	Discovery Holding Company(b,c)	305,445
			66,300	Anglo Irish Bank Corporation plc(b,d)	1,091,508
9,100	Garmin, Ltd.(c)	722,813
			57,600	Charles Schwab Corporation	991,296
25,200	Grupo Televisia SA ADR	501,480
			46,400	Citigroup, Inc.	2,191,472
7,700	Harman International Industries, Inc.	855,701
			21,800	Countrywide Financial Corporation	800,060
36,800	Home Depot, Inc.	1,556,640		(b)
			21,600	E*TRADE Financial Corporation	582,768
7,800	Industria de Diseno Textil SA
			8,600	Erste Bank der oesterreichischen
	(Inditex)(b,c,d)	301,068
				Sparkassen AG(b,d)	506,239
17,700	International Game Technology	623,394
			6,400	Franklin Resources, Inc.	603,136
33,700	Kohl’s Corporation(b)	1,786,437
			4,100	Goldman Sachs Group, Inc.	643,536
5,000	Las Vegas Sands Corporation(b)	283,300
			10,000	Hartford Financial Services
10,900	Lennar Corporation	658,142
				Group, Inc.	805,500
160,132	Liberty Media Corporation(b)	1,314,684
			5,400	Legg Mason, Inc.	676,782
6,600	MGM MIRAGE(b)	284,394
			20,800	Marsh & McLennan Companies, Inc. 610,688
11,200	NIKE, Inc.	953,120
			15,500	Merrill Lynch & Company, Inc.	1,220,780
34,800	PETsMART, Inc.	979,272
			20,300	Northern Trust Corporation	1,065,750
15,800	Target Corporation	821,758
			6,800	Prudential Financial, Inc.	515,508
29,800	Time Warner, Inc.	500,342
			29,200	SLM Corporation	1,516,648
26,100	Univision Communications, Inc.(b)	899,667
			22,600	State Street Corporation	1,365,718
25,400	Viacom, Inc.(b)	985,520
			17,200	TD Ameritrade Holding Corporation	358,964
11,800	Wynn Resorts, Ltd.(b,c)	906,830

			24,200	UBS AG(b,d)	2,659,442
	Total Consumer
			67,400	UniCredito Italiano SPA(b,d)	486,094

	Discretionary	16,873,951

				Total Financials	22,787,904

Consumer Staples (5.8%)
			Health Care (16.0%)
14,500	PepsiCo, Inc.	837,955
			4,400	Alcon, Inc.	458,744
18,137	Procter & Gamble Company	1,045,054
			25,000	Amgen, Inc.(b)	1,818,750
17,100	Reckitt Benckiser plc	600,164
			34,300	Caremark Rx, Inc.(b)	1,686,874
22,000	SYSCO Corporation	705,100
			8,500	Genentech, Inc.(b)	718,335
16,200	Walgreen Company	698,706
			13,900	Gilead Sciences, Inc..(b)	864,858
10,600	Wal-Mart de Mexico(c)	277,720
			15,800	Humana, Inc.(b)	831,870
57,900	Wal-Mart Stores, Inc.	2,735,196

			11,100	Johnson & Johnson	657,342
	Total Consumer Staples	6,899,895

			25,700	Medtronic, Inc.	1,304,275

			26,100	Novartis AG(b,d)	1,448,131
Energy (5.5%)
			30,040	Pfizer, Inc.	748,597
16,500	Baker Hughes, Inc.	1,128,600
			22,100	Quest Diagnostics, Inc.	1,133,730
18,900	Exxon Mobil Corporation	1,150,254
			5,300	Roche Holding AG(b,d)	787,621
15,400	Murphy Oil Corporation	767,228
			7,800	Sepracor, Inc.(b,c,)	380,718
16,400	Schlumberger, Ltd.	2,075,748
			10,900	St. Jude Medical, Inc.(b)	446,900
5,300	Total SA(b,c,d)	1,397,230

			8,800	Stryker Corporation	390,192
	Total Energy	6,519,060

			54,200	UnitedHealth Group, Inc.	3,027,612

			12,800	WellPoint, Inc.(b)	991,104

			9,200	Wyeth	446,384

			11,600	Zimmer Holdings, Inc.(b)	784,160

				Total Health Care	18,926,197

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Growth Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.0%)	Value	Shares	Common Stock (97.0%)	Value

Industrials (8.2%)			49,300	Nokia Oyj(b,c,d)	$1,019,181
37,000	Cendant Corporation	$641,950	67,100	Oracle Corporation(b)	918,599
33,500	Danaher Corporation	2,128,925	10,200	QUALCOMM, Inc.	516,222
10,800	Deere & Company	853,740	1,020	Samsung Electronics
10,000	General Dynamics Corporation	639,800		Company, Ltd.(b,d)	658,574
136,600	General Electric Company	4,750,946	95,300	Telefonaktiebolaget LM Ericsson(b,d)	360,011
42,300	Southwest Airlines Company	760,977	12,400	Texas Instruments, Inc.	402,628

	Total Industrials	9,721,003	35,400	Xilinx, Inc.	901,284

			37,600	Yahoo!, Inc.(b)	1,212,976

Information Technology (23.0%)				Total Information
63,100	Accenture, Ltd.(c)	1,897,417		Technology	27,237,463

6,900	Affiliated Computer Services, Inc.(b)	411,654
24,500	Amdocs, Ltd.(b)	883,470	Materials (1.9%)
31,700	Analog Devices, Inc.	1,213,793	70,200	BHP Billiton, Ltd.(b,c,d)	1,396,984
26,200	Applied Materials, Inc.	458,762	10,400	Monsanto Company	881,400

28,500	Automatic Data Processing, Inc.	1,301,880		Total Materials	2,278,384

24,900	Cisco Systems, Inc.(b)	539,583
41,800	Corning, Inc.(b)	1,124,838	Telecommunications Services (3.0%)
60,700	Dell, Inc.(b)	1,806,432	32,700	America Movil SA de CV ADR	1,120,302
11,200	eBay, Inc.(b)	437,472	32,300	Crown Castle International
89,500	EMC Corporation(b)	1,219,885		Corporation(b)	915,705
18,000	First Data Corporation	842,760	18,300	Rogers Communications, Inc.	698,145
3,400	Google, Inc.(b)	1,326,000	19,400	Telus Corporation	754,723

38,200	Intel Corporation	739,170		Total Telecommunications
12,100	Intuit, Inc.(b)	643,599		Services	3,488,875

37,200	Juniper Networks, Inc.(b)	711,264

17,500	Marvell Technology Group, Ltd.(b)	946,750		Total Common Stock
30,700	Maxim Integrated Products, Inc.	1,140,505		(cost $92,990,690)	114,732,732

136,200	Microsoft Corporation	3,706,002

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Growth Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (5.0%)	Rate(e)	Date	Value

5,910,946	Thrivent Financial Securities Lending Trust	4.770%	N/A	$5,910,946

	Total Collateral Held for Securities Loaned
	(cost $5,910,946)			5,910,946

		Interest	Maturity
Shares	Short-Term Investments (2.9%)	Rate(e)	Date	Value

3,444,511	Thrivent Money Market Portfolio	4.460%	N/A	$3,444,511

	Total Short-Term Investments (at amortized cost)			3,444,511

	Total Investments
	(cost $102,346,147) 104.9%			$124,088,189

	Other Assets and Liabilities, Net (4.9%)			(5,816,070)

	Total Net Assets 100.0%			$118,272,119

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) Security is fair valued as discussed in the notes to the financial statements.

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$23,052,275
Gross unrealized depreciation	(1,310,233)

Net unrealized appreciation (depreciation)	$21,742,042
Cost for federal income tax purposes	$102,346,147

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Value Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Consumer Discretionary (7.2%)			16,700	Occidental Petroleum Corporation	$1,547,255
15,250	CBS Corporation	$365,695	30,200	Transocean, Inc.(b)	2,425,060
66,500	Clear Channel		88,900	Weatherford International, Ltd.(b)	4,067,175

	Communications, Inc.	1,929,165		Total Energy	57,152,063

83,400	Comcast Corporation(b)	2,181,744
25,360	Discovery Holding Company(b,c)	380,400	Financials (26.2%)
37,400	Federated Department Stores, Inc.	2,730,200	61,100	ACE, Ltd.	3,177,811
60,900	Home Depot, Inc.	2,576,070	48,600	Allstate Corporation	2,532,546
68,500	J.C. Penney Company, Inc.		77,200	American International Group, Inc.	5,102,148
	(Holding Company)	4,138,085	83,600	Aon Corporation	3,470,236
51,400	Johnson Controls, Inc.	3,902,802	243,450	Bank of America Corporation	11,086,713
278,800	Liberty Media Corporation(b)	2,288,948	49,700	Capital One Financial Corporation	4,001,844
8,337	Live Nation, Inc.(b,c)	165,406	35,300	Chubb Corporation	3,369,032
172,800	McDonald’s Corporation	5,937,408	67,200	CIT Group, Inc.	3,596,544
50,300	Office Depot, Inc.(b)	1,873,172	284,245	Citigroup, Inc.	13,424,891
455,100	Time Warner, Inc.	7,641,129	38,600	City National Corporation	2,964,094
15,250	Viacom, Inc.(b)	591,700	42,400	Equity Office Properties Trust	1,423,792
187,100	Walt Disney Company	5,218,219	14,300	Everest Re Group, Ltd.	1,335,191

	Total Consumer		70,575	Federal Home Loan
	Discretionary	41,920,143		Mortgage Corporation	4,305,075

			17,700	Goldman Sachs Group, Inc.	2,778,192
Consumer Staples (8.2%)			36,915	Hartford Financial Services
147,300	Altria Group, Inc.	10,437,678		Group, Inc.	2,973,503
107,300	Archer-Daniels-Midland Company	3,610,645	357,052	J.P. Morgan Chase & Company	14,867,646
155,600	ConAgra Foods, Inc.	3,339,176	29,500	Lehman Brothers Holdings, Inc.	4,263,635
102,500	Estee Lauder Companies, Inc.(c)	3,811,975	94,300	Mellon Financial Corporation	3,357,080
90,100	General Mills, Inc.	4,566,268	140,300	Merrill Lynch & Company, Inc.	11,050,028
125,800	Kellogg Company	5,540,232	81,100	Morgan Stanley	5,094,702
60,045	Kimberly-Clark Corporation	3,470,601	58,600	Northern Trust Corporation	3,076,500
101,400	Kroger Company(b)	2,064,504	25,400	PMI Group, Inc.(c)	1,166,368
51,400	PepsiCo, Inc.	2,970,406	94,900	PNC Financial Services Group, Inc.	6,387,719
38,900	Reynolds American, Inc.(c)	4,103,950	108,100	Principal Financial Group, Inc.	5,275,280
86,600	Wal-Mart Stores, Inc.	4,090,984	82,000	Prudential Financial, Inc.	6,216,420

	Total Consumer Staples	48,006,419	14,200	Simon Property Group, Inc.	1,194,788

			186,000	St. Paul Travelers Companies, Inc.	7,772,940
Energy (9.7%)			95,400	U.S. Bancorp	2,909,700
14,100	Anadarko Petroleum Corporation	1,424,241	77,216	Wachovia Corporation	4,327,957
22,440	Apache Corporation	1,470,044	101,114	Washington Mutual, Inc.(c)	4,309,460
16,400	Baker Hughes, Inc.	1,121,760	104,695	Wells Fargo & Company	6,686,870

20,300	BP plc	1,399,482		Total Financials	153,498,705

187,066	Chevron Corporation	10,844,216
160,958	ConocoPhillips	10,164,498	Health Care (9.3%)
22,800	Diamond Offshore Drilling, Inc.(c)	2,040,600	133,100	Abbott Laboratories	5,652,757
31,600	ENSCO International, Inc.	1,625,820	77,000	Aetna, Inc.	3,783,780
211,100	Exxon Mobil Corporation	12,847,546	71,300	Baxter International, Inc.	2,767,153
24,300	Kerr-McGee Corporation	2,320,164	8,200	Biotech HOLDRS Trust(c)	1,587,930
50,600	Marathon Oil Corporation	3,854,202

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Health Care — continued			82,250	Hyperion Solutions Corporation(b,c)	$2,681,350
26,400	CIGNA Corporation	$3,448,368	135,400	International Business
29,900	Eli Lilly and Company	1,653,470		Machines Corporation	11,166,438
60,100	Forest Laboratories, Inc.(b)	2,682,263	258,700	Microsoft Corporation	7,039,227
33,500	GlaxoSmithKline plc	1,752,385	108,100	Molex, Inc.(c)	3,588,920
75,700	HCA, Inc.	3,466,303	127,100	Motorola, Inc.	2,911,861
75,625	Johnson & Johnson	4,478,512	166,990	Nokia Oyj ADR	3,460,033
33,600	Novartis AG ADR	1,862,784	96,200	Tellabs, Inc.(b)	1,529,580

394,400	Pfizer, Inc.	9,828,448		Total Information
112,800	Sanofi-Aventis ADR	5,352,360		Technology	57,606,541

122,600	Wyeth	5,948,552

	Total Health Care	54,265,065	Materials (2.8%)

			93,595	Alcoa, Inc.	2,860,263
Industrials (13.3%)			118,200	E.I. du Pont de Nemours
35,700	3M Company	2,702,133		and Company	4,989,222
97,000	AMR Corporation(b,c)	2,623,850	68,440	International Paper Company	2,365,971
67,600	Caterpillar, Inc.	4,854,356	87,200	MeadWestvaco Corporation	2,381,432
20,000	Deere & Company	1,581,000	71,000	Praxair, Inc.	3,915,650
71,800	Emerson Electric Company	6,004,634	4,900	Tronox, Inc.(b)	83,248

70,000	Flowserve Corporation(b,c)	4,083,800		Total Materials	16,595,786

222,100	General Electric Company	7,724,638
152,280	Honeywell International, Inc.	6,513,016	Telecommunications Services (5.1%)
95,300	Lockheed Martin Corporation	7,159,889	40,700	ALLTEL Corporation	2,635,325
54,000	Parker-Hannifin Corporation	4,352,940	279,640	AT&T, Inc.	7,561,466
140,300	Republic Services, Inc.	5,964,153	109,850	BellSouth Corporation	3,806,302
200,300	Steelcase, Inc.(c)	3,605,400	258,802	Sprint Nextel Corporation	6,687,444
24,700	Terex Corporation(b)	1,957,228	278,055	Verizon Communications, Inc.	9,470,553

46,600	Textron, Inc.	4,351,974		Total Telecommunications
96,375	Tyco International, Ltd.	2,590,560		Services	30,161,090

68,200	Union Pacific Corporation	6,366,470
97,400	United Technologies Corporation	5,646,278	Utilities (2.6%)

	Total Industrials	78,082,319	38,785	Dominion Resources, Inc.	2,677,329

			39,700	Entergy Corporation	2,736,918
Information Technology (9.8%)			94,100	Exelon Corporation	4,977,890
107,700	Accenture, Ltd.	3,238,539	70,100	FirstEnergy Corporation	3,427,890
207,400	Alcatel SA ADR(b,c)	3,193,960	51,200	PPL Corporation	1,505,280

103,700	Amdocs, Ltd.(b)	3,739,422		Total Utilities	15,325,307

150,940	Applied Materials, Inc.	2,642,959

110,800	Avnet, Inc.(b)	2,812,104		Total Common Stock
98,500	Citrix Systems, Inc.(b)	3,733,150		(cost $471,234,293)	552,613,438

50,600	Comverse Technology, Inc.(b)	1,190,618
142,200	Hewlett-Packard Company	4,678,380

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.8%)	Rate(d)	Date	Value

28,370,948	Thrivent Financial Securities Lending Trust	4.770%	N/A	$28,370,948

	Total Collateral Held for Securities Loaned
	(cost $28,370,948)			28,370,948

Shares or
Principal		Interest		Maturity
Amount	Short-Term Investments (5.6%)	Rate(d)	Date	Value

$10,510,000	Cargill Asia Pacific Treasury	4.830%	4/3/2006	$10,507,180
11,979,502	Thrivent Money Market Portfolio	4.460	N/A	11,979,502
10,160,000	UBS Finance Corporation, LLC	4.830	4/3/2006	10,157,274

	Total Short-Term Investments (at amortized cost)			32,643,956

	Total Investments
	(cost $532,249,197) 104.6%			$613,628,342

	Other Assets and Liabilities, Net (4.6%)			(27,264,694)

	Total Net Assets 100.0%			$586,363,648

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$85,507,783
Gross unrealized depreciation	(4,128,638)

Net unrealized appreciation (depreciation)	$81,379,145
Cost for federal income tax purposes	$532,249,197

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Stock Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (95.0%)	Value	Shares	Common Stock (95.0%)	Value

Consumer Discretionary (9.2%)			30,400	Burlington Resources, Inc.	$2,794,064
11,300	Black & Decker Corporation	$981,857	99,219	Chevron Corporation	5,751,725
11,200	CBS Corporation	268,576	102,400	ConocoPhillips	6,466,560
103,100	Comcast Corporation(b)	2,692,972	18,600	Diamond Offshore Drilling, Inc.(c)	1,664,700
46,766	D.R. Horton, Inc.	1,553,567	14,200	ENSCO International, Inc.	730,590
28,300	Fortune Brands, Inc.	2,281,829	273,200	Exxon Mobil Corporation	16,626,952
28,800	Harrah’s Entertainment, Inc.	2,245,248	29,300	Halliburton Company	2,139,486
71,400	Hilton Hotels Corporation	1,817,844	20,100	Nabors Industries, Ltd.(b)	1,438,758
202,300	Home Depot, Inc.	8,557,290	33,600	National Oilwell Varco, Inc.(b)	2,154,432
50,700	J.C. Penney Company, Inc.		18,600	Occidental Petroleum Corporation	1,723,290
	(Holding Company)	3,062,787	34,000	Peabody Energy Corporation	1,713,940
65,100	Kohl’s Corporation(b)	3,450,951	25,000	Schlumberger, Ltd.	3,164,250
46,800	Lowe’s Companies, Inc.	3,015,792	23,500	Smith International, Inc.(c)	915,560
127,100	McDonald’s Corporation	4,367,156	35,500	Transocean, Inc.(b)	2,850,650
35,000	McGraw-Hill Companies, Inc.	2,016,700	35,700	Valero Energy Corporation	2,134,146
15,000	NIKE, Inc.	1,276,500	35,200	XTO Energy, Inc.	1,533,664

78,100	Nordstrom, Inc.	3,059,958		Total Energy	60,684,266

35,900	Pulte Homes, Inc.	1,379,278
33,000	Royal Caribbean Cruises, Ltd.(c)	1,386,660	Financials (19.1%)
96,250	Staples, Inc.	2,456,300	38,200	Allstate Corporation	1,990,602
81,200	Target Corporation	4,223,212	49,500	American Capital Strategies, Ltd.(c)	1,740,420
299,100	Time Warner, Inc.	5,021,889	115,700	American Express Company	6,080,035
40,200	Viacom, Inc.(b)	1,559,760	152,700	American International Group, Inc.	10,091,943
179,400	Walt Disney Company	5,003,466	30,020	Ameriprise Financial, Inc.	1,352,701

	Total Consumer		239,500	Bank of America Corporation	10,906,830
	Discretionary	61,679,592	23,300	Bear Stearns Companies, Inc.	3,231,710

			30,800	Capital One Financial Corporation	2,480,016
Consumer Staples (8.1%)			29,900	Chubb Corporation	2,853,656
119,300	Altria Group, Inc.	8,453,598	48,500	CIT Group, Inc.	2,595,720
61,500	Coca-Cola Company	2,575,005	257,900	Citigroup, Inc.	12,180,617
43,600	Colgate-Palmolive Company	2,489,560	66,500	E*TRADE Financial Corporation(b)	1,794,170
104,100	Constellation Brands, Inc.(b)	2,607,705	50,400	Federal Home Loan Mortgage
23,200	Costco Wholesale Corporation	1,256,512		Corporation	3,074,400
132,100	CVS Corporation	3,945,827	30,100	Federal National Mortgage
42,000	Dean Foods Company(b)	1,630,860		Association	1,547,140
42,600	Kraft Foods, Inc.(c)	1,291,206	35,700	Fidelity National Financial, Inc.	1,268,421
135,400	PepsiCo, Inc.	7,824,766	27,900	Franklin Resources, Inc.	2,629,296
179,800	Procter & Gamble Company	10,360,076	30,600	Golden West Financial Corporation	2,077,740
21,600	Reynolds American, Inc.(c)	2,278,800	51,000	Goldman Sachs Group, Inc.	8,004,960
40,200	Walgreen Company	1,733,826	26,700	Hartford Financial Services
167,500	Wal-Mart Stores, Inc.	7,912,700		Group, Inc.	2,150,685

	Total Consumer Staples	54,360,441	174,696	J.P. Morgan Chase & Company	7,274,341

			35,600	Lehman Brothers Holdings, Inc.	5,145,268
Energy (9.0%)			28,300	Lincoln National Corporation(c)	1,544,897
40,300	Apache Corporation	2,640,053	21,100	Loews Corporation	2,135,320
39,100	BJ Services Company	1,352,860	77,300	Merrill Lynch & Company, Inc.	6,088,148
41,900	BP plc	2,888,586

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (95.0%)	Value	Shares	Common Stock (95.0%)	Value

Energy — continued			47,900	Burlington Northern
70,100	MetLife, Inc.	$3,390,737		Santa Fe Corporation	$3,991,507
14,500	Morgan Stanley	910,890	43,700	C.H. Robinson Worldwide, Inc.(c)	2,145,233
50,300	PNC Financial Services Group, Inc.	3,385,693	39,100	Canadian National Railway
33,600	Principal Financial Group, Inc.(c)	1,639,680		Company	1,770,448
52,400	Prudential Financial, Inc.	3,972,444	39,500	Caterpillar, Inc.	2,836,495
23,400	SAFECO Corporation	1,174,914	16,300	Deere & Company	1,288,515
18,000	Simon Property Group, Inc.	1,514,520	54,300	Emerson Electric Company	4,541,109
52,100	St. Paul Travelers Companies, Inc.	2,177,259	32,300	Fastenal Company(c)	1,529,082
37,100	Wachovia Corporation	2,079,455	35,400	FedEx Corporation	3,998,076
96,600	Wells Fargo & Company	6,169,842	54,600	General Dynamics Corporation	3,493,308
21,900	Zions Bancorporation	1,811,787	517,900	General Electric Company	18,012,563

	Total Financials	128,466,257	46,300	Honeywell International, Inc.	1,980,251

			36,300	Illinois Tool Works, Inc.	3,496,053
Health Care (13.8%)			82,100	Ingersoll-Rand Company	3,430,959
83,600	Abbott Laboratories	3,550,492	95,900	JB Hunt Transport Services, Inc.	2,065,686
111,400	Aetna, Inc.	5,474,196	24,100	Lockheed Martin Corporation	1,810,633
105,600	Amgen, Inc.(b)	7,682,400	25,300	Manpower, Inc.	1,446,654
18,800	Bausch & Lomb, Inc.	1,197,560	69,500	Norfolk Southern Corporation	3,757,865
18,700	C.R. Bard, Inc.	1,268,047	36,300	Northrop Grumman Corporation	2,478,927
69,700	Caremark Rx, Inc.(b)	3,427,846	25,000	Precision Castparts Corporation	1,485,000
23,800	Eli Lilly and Company	1,316,140	27,900	Rockwell Collins, Inc.	1,572,165
32,000	Genentech, Inc.(b)	2,704,320	146,800	Tyco International, Ltd.	3,945,984
21,800	Genzyme Corporation(b)	1,465,396	21,900	United Parcel Service, Inc.	1,738,422
47,300	Gilead Sciences, Inc.(b)	2,943,006	119,900	United Technologies Corporation	6,950,603

35,900	Henry Schein, Inc.(b,c)	1,718,174		Total Industrials	84,052,974

176,200	Johnson & Johnson	10,434,564
26,500	Laboratory Corporation		Information Technology (17.5%)
	of America Holdings(b)	1,549,720	53,400	Accenture, Ltd.	1,605,738
67,400	McKesson Corporation	3,513,562	25,200	Adobe Systems, Inc.	879,984
39,500	Medco Health Solutions, Inc.(b)	2,260,190	35,000	Agilent Technologies, Inc.(b)	1,314,250
119,100	Medtronic, Inc.	6,044,325	25,900	Alliance Data Systems
41,500	Novartis AG ADR	2,300,760		Corporation(b,c)	1,211,343
302,700	Pfizer, Inc.	7,543,284	33,800	Analog Devices, Inc.	1,294,202
35,900	Sanofi-Aventis ADR	1,703,455	80,600	Apple Computer, Inc.(b)	5,055,232
71,300	St. Jude Medical, Inc.(b)	2,923,300	76,000	Applied Materials, Inc.	1,330,760
77,000	Teva Pharmaceutical		53,600	Automatic Data Processing, Inc.	2,448,448
	Industries, Ltd.(c)	3,170,860	402,700	Cisco Systems, Inc.(b)	8,726,509
126,900	UnitedHealth Group, Inc.	7,088,634	40,400	Citrix Systems, Inc.(b)	1,531,160
65,300	WellPoint, Inc.(b)	5,056,179	29,900	Cognizant Technology
98,300	Wyeth	4,769,516		Solutions Corporation(b)	1,778,751
23,800	Zimmer Holdings, Inc.(b)	1,608,880	86,100	Corning, Inc.(b)	2,316,951

	Total Health Care	92,714,806	105,200	Dell, Inc.(b)	3,130,752

			51,000	eBay, Inc.(b)	1,992,060
Industrials (12.5%)			287,200	EMC Corporation(b)	3,914,536
20,300	3M Company	1,536,507	40,900	First Data Corporation	1,914,938
35,300	Boeing Company	2,750,929

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (95.0%)	Value	Shares	Common Stock (95.0%)	Value

Information Technology — continued			70,900	Dow Chemical Company	$2,878,540
49,600	Freescale Semiconductor, Inc.(b)	$1,377,392	31,600	Inco, Ltd.(c)	1,576,524
11,500	Google, Inc.(b)	4,485,000	28,400	Phelps Dodge Corporation	2,287,052
144,700	Hewlett-Packard Company	4,760,630	65,000	Praxair, Inc.	3,584,750
358,200	Intel Corporation	6,931,170	18,600	Weyerhaeuser Company	1,347,198

71,800	International Business			Total Materials	15,192,194

	Machines Corporation	5,921,346
41,200	Jabil Circuit, Inc.(b)	1,765,832	Telecommunications Services (1.9%)
29,200	KLA-Tencor Corporation	1,412,112	112,400	AT&T, Inc.	3,039,296
51,500	Linear Technology Corporation	1,806,620	28,600	BellSouth Corporation	990,990
23,400	Marvell Technology Group, Ltd.(b)	1,265,940	242,324	Sprint Nextel Corporation	6,261,652
48,000	Microchip Technology, Inc.	1,742,400	70,100	Verizon Communications, Inc.	2,387,606

610,500	Microsoft Corporation	16,611,705		Total Telecommunications
266,200	Motorola, Inc.	6,098,642		Services	12,679,544

56,800	National Semiconductor
	Corporation	1,581,312	Utilities (1.6%)
42,100	Network Appliance, Inc.(b)	1,516,863	19,700	American Electric Power
146,700	Nokia Oyj ADR	3,039,624		Company, Inc.	670,194
104,100	Oracle Corporation(b)	1,425,129	33,600	Entergy Corporation	2,316,384
42,100	Paychex, Inc.	1,753,886	36,600	Exelon Corporation	1,936,140
112,000	QUALCOMM, Inc.	5,668,320	32,100	PG&E Corporation(c)	1,248,690
157,700	Texas Instruments, Inc.	5,120,519	25,100	PPL Corporation	737,940
83,800	Yahoo!, Inc.(b)	2,703,388	38,600	Sempra Energy	1,793,356

	Total Information		47,400	TXU Corporation	2,121,624

	Technology	117,433,444		Total Utilities	10,824,328

Materials (2.3%)				Total Common Stock
33,900	Air Products and Chemicals, Inc.	2,277,741		(cost $562,242,331)	638,087,846

28,300	Ball Corporation	1,240,389

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (2.8%)		Rate(d)	Date	Value

18,738,626	Thrivent Financial Securities Lending Trust		4.770%	N/A	$18,738,626

	Total Collateral Held for Securities Loaned
	(cost $18,738,626)				18,738,626

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.2%)	Rate(d)	Date	Value

$1,280,000	Federal National Mortgage Association(e)	5.040%	8/16/2006	$1,256,625
11,800,677	Thrivent Money Market Portfolio(e)	4.460	N/A	11,800,677
15,225,000	Total Capital SA(e)	4.850	4/3/2006	15,220,923

	Total Short-Term Investments (cost $28,278,933)			28,278,225

	Total Investments
	(cost $609,259,890) 102.0%			$685,104,697

	Other Assets and Liabilities, Net (2.0%)			(13,129,539)

	Total Net Assets 100.0%			$671,975,158

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) At March 31, 2006, $1,256,625 in Short-Term Investments were hled on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $27,021,600 in Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Loss

S&P 500 Futures	63	June 2006	Long	$20,526,975	$20,574,290	$47,315

(f) Miscellaneous footnotes:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$86,650,053
Gross unrealized depreciation	(10,805,246)

Net unrealized appreciation (depreciation)	$75,844,807
Cost for federal income tax purposes	$609,259,890

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Index Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (100.1%)	Value	Shares	Common Stock (100.1%)	Value

Consumer Discretionary (10.2%)			15,300	J.C. Penney Company, Inc.
20,300	Amazon.com, Inc.(b,c)	$741,153		(Holding Company)	$924,273
9,200	Apollo Group, Inc.(b)	483,092	12,700	Johnson Controls, Inc.	964,311
12,000	AutoNation, Inc.(b)	258,600	7,600	Jones Apparel Group, Inc.	268,812
3,800	AutoZone, Inc.(b)	378,822	5,000	KB Home	324,900
18,400	Bed Bath & Beyond, Inc.(b)	706,560	4,600	Knight-Ridder, Inc.	290,766
26,725	Best Buy Company, Inc.	1,494,729	22,700	Kohl’s Corporation(b)	1,203,327
7,700	Big Lots, Inc.(b,c)	107,492	12,100	Leggett & Platt, Inc.	294,877
5,300	Black & Decker Corporation	460,517	9,100	Lennar Corporation	549,458
6,300	Brunswick Corporation	244,818	22,904	Limited Brands, Inc.	560,232
28,600	Carnival Corporation	1,354,782	7,000	Liz Claiborne, Inc.	286,860
50,872	CBS Corporation	1,219,911	51,500	Lowe’s Companies, Inc.	3,318,660
8,000	Centex Corporation	495,920	10,700	Marriott International, Inc.	734,020
10,000	Circuit City Stores, Inc.	244,800	25,550	Mattel, Inc.	463,222
34,000	Clear Channel Communications, Inc.	986,340	5,500	Maytag Corporation(c)	117,315
25,200	Coach, Inc.(b)	871,416	82,800	McDonald’s Corporation	2,845,008
140,877	Comcast Corporation(b,c)	3,685,342	24,200	McGraw-Hill Companies, Inc.	1,394,404
4,200	Cooper Tire & Rubber Company(c)	60,228	2,900	Meredith Corporation	161,791
17,900	D.R. Horton, Inc.	594,638	9,600	New York Times Company(c)	242,976
8,850	Darden Restaurants, Inc.	363,116	18,173	Newell Rubbermaid, Inc.(c)	457,778
4,200	Dillard’s, Inc.(c)	109,368	158,200	News Corporation	2,627,702
20,815	Dollar General Corporation	367,801	12,400	NIKE, Inc.	1,055,240
3,900	Dow Jones & Company, Inc.(c)	153,270	14,400	Nordstrom, Inc.	564,192
5,800	E.W. Scripps Company	259,318	19,400	Office Depot, Inc.(b)	722,456
18,900	Eastman Kodak Company(c)	537,516	4,700	OfficeMax, Inc.	141,799
10,300	Family Dollar Stores, Inc.	273,980	11,700	Omnicom Group, Inc.	974,025
17,884	Federated Department Stores, Inc.	1,305,532	14,200	Pulte Homes, Inc.	545,564
122,800	Ford Motor Company(c)	977,488	8,900	RadioShack Corporation(c)	171,147
9,700	Fortune Brands, Inc.	782,111	6,632	Sears Holdings Corporation(b)	877,016
15,700	Gannett Company, Inc.	940,744	7,300	Sherwin-Williams Company	360,912
37,762	Gap, Inc.	705,394	4,000	Snap-On, Inc.	152,480
37,200	General Motors Corporation(c)	791,244	4,800	Stanley Works	243,168
11,400	Genuine Parts Company	499,662	47,975	Staples, Inc.	1,224,322
11,600	Goodyear Tire & Rubber Company(b,c)	167,968	50,300	Starbucks Corporation(b)	1,893,292
21,500	H&R Block, Inc.	465,475	14,200	Starwood Hotels & Resorts
17,900	Harley-Davidson, Inc.(c)	928,652		Worldwide, Inc.	961,766
4,300	Harman International Industries, Inc.	477,859	57,900	Target Corporation	3,011,379
12,100	Harrah’s Entertainment, Inc.	943,316	9,300	Tiffany & Company(c)	349,122
11,750	Hasbro, Inc.	247,925	296,850	Time Warner, Inc.	4,984,112
21,700	Hilton Hotels Corporation	552,482	30,300	TJX Companies, Inc.	752,046
140,000	Home Depot, Inc.	5,922,000	17,300	Tribune Company(c)	474,539
22,200	International Game Technology	781,884	14,700	Univision Communications, Inc.(b)	506,709
28,300	Interpublic Group		6,000	VF Corporation	341,400
	of Companies, Inc.(b,c)	270,548	50,872	Viacom, Inc.(b)	1,973,834

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (100.1%)	Value	Shares	Common Stock (100.1%)	Value

Consumer Discretionary — continued			66,700	Walgreen Company	$2,876,771
126,847	Walt Disney Company	$3,537,763	164,600	Wal-Mart Stores, Inc.	7,775,704
7,600	Wendy’s International, Inc.	471,656	9,200	Whole Foods Market, Inc.	611,248
4,600	Whirlpool Corporation	420,762	11,700	William Wrigley Jr. Company	748,800

18,140	Yum! Brands, Inc.	886,320		Total Consumer Staples	71,840,761

	Total Consumer
	Discretionary	78,841,526	Energy (9.7%)

			5,300	Amerada Hess Corporation(c)	754,720
Consumer Staples (9.3%)			15,186	Anadarko Petroleum Corporation	1,533,938
5,150	Alberto-Culver Company	227,784	21,720	Apache Corporation	1,422,877
24,277	Albertson’s, Inc.(c)	623,191	22,500	Baker Hughes, Inc.	1,539,000
137,500	Altria Group, Inc.	9,743,250	21,300	BJ Services Company	736,980
51,100	Anheuser-Busch Companies, Inc.	2,185,547	24,770	Burlington Resources, Inc.	2,276,611
43,068	Archer-Daniels-Midland Company	1,449,238	24,600	Chesapeake Energy Corporation(c)	772,686
29,600	Avon Products, Inc.	922,632	146,696	Chevron Corporation	8,503,967
5,500	Brown-Forman Corporation(c)	423,335	90,780	ConocoPhillips	5,732,757
12,200	Campbell Soup Company	395,280	29,100	Devon Energy Corporation	1,780,047
9,900	Clorox Company	592,515	43,418	El Paso Corporation(c)	523,187
135,700	Coca-Cola Company	5,681,759	15,900	EOG Resources, Inc.	1,144,800
20,000	Coca-Cola Enterprises, Inc.	406,800	402,408	Exxon Mobil Corporation	24,490,547
33,900	Colgate-Palmolive Company	1,935,690	34,000	Halliburton Company	2,482,680
34,200	ConAgra Foods, Inc.(c)	733,932	7,724	Kerr-McGee Corporation	737,488
12,900	Constellation Brands, Inc.(b)	323,145	7,100	Kinder Morgan, Inc.	653,129
31,100	Costco Wholesale Corporation	1,684,376	24,134	Marathon Oil Corporation	1,838,287
53,800	CVS Corporation	1,607,006	10,800	Murphy Oil Corporation(c)	538,056
8,900	Dean Foods Company(b)	345,587	10,400	Nabors Industries, Ltd.(b)	744,432
7,900	Estee Lauder Companies, Inc.(c)	293,801	11,600	National Oilwell Varco, Inc.(b)	743,792
23,400	General Mills, Inc.	1,185,912	9,100	Noble Corporation	738,010
22,100	H.J. Heinz Company	838,032	28,300	Occidental Petroleum Corporation 2,621,995
11,900	Hershey Company	621,537	7,300	Rowan Companies, Inc.	320,908
16,600	Kellogg Company	731,064	38,900	Schlumberger, Ltd.	4,923,573
30,292	Kimberly-Clark Corporation	1,750,878	8,700	Sunoco, Inc.(c)	674,859
47,800	Kroger Company(b)	973,208	21,411	Transocean, Inc.(b)	1,719,303
8,800	McCormick & Company, Inc.	297,968	40,900	Valero Energy Corporation	2,445,002
3,900	Molson Coors Brewing Company(c)	267,618	22,900	Weatherford International, Ltd.(b)	1,047,675
9,000	Pepsi Bottling Group, Inc.	273,510	39,100	Williams Companies, Inc.	836,349
109,170	PepsiCo, Inc.	6,308,934	23,900	XTO Energy, Inc.	1,041,323

216,760	Procter & Gamble Company	12,489,711		Total Energy	75,318,978

5,800	Reynolds American, Inc.(c)	611,900
29,600	Safeway, Inc.	743,552	Financials (21.0%)
50,100	Sara Lee Corporation	895,788	21,200	ACE, Ltd.	1,102,612
9,000	SUPERVALU, Inc.	277,380	32,800	AFLAC, Inc.	1,480,264
40,800	SYSCO Corporation	1,307,640	42,482	Allstate Corporation	2,213,737
16,700	Tyson Foods, Inc.	229,458	7,100	Ambac Financial Group, Inc.	565,160
10,800	UST, Inc.(c)	449,280

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (100.1%)	Value	Shares	Common Stock (100.1%)	Value

Financials — continued			9,000	Loews Corporation	$910,800
81,500	American Express Company	$4,282,825	5,300	M&T Bank Corporation	604,942
171,040	American International Group, Inc.	11,304,034	36,000	Marsh & McLennan Companies, Inc. 1,056,960
16,500	Ameriprise Financial, Inc.	743,490	13,900	Marshall & Ilsley Corporation	605,762
22,850	AmSouth Bancorporation	618,092	8,850	MBIA, Inc.(c)	532,150
21,125	Aon Corporation	876,899	27,400	Mellon Financial Corporation	975,440
6,500	Apartment Investment		60,500	Merrill Lynch & Company, Inc.	4,764,980
	& Management Company	304,850	49,900	MetLife, Inc.	2,413,663
14,100	Archstone-Smith Trust	687,657	5,800	MGIC Investment Corporation	386,454
306,118	Bank of America Corporation	13,940,614	16,000	Moody’s Corporation	1,143,360
50,800	Bank of New York Company, Inc.	1,830,832	70,750	Morgan Stanley	4,444,515
35,200	BB&T Corporation	1,379,840	36,100	National City Corporation	1,259,890
7,931	Bear Stearns Companies, Inc.	1,100,030	31,400	North Fork Bancorporation, Inc.	905,262
5,900	Boston Properties, Inc.	550,175	12,300	Northern Trust Corporation	645,750
19,800	Capital One Financial Corporation	1,594,296	12,200	Plum Creek Timber Company, Inc.	450,546
67,925	Charles Schwab Corporation	1,168,989	19,200	PNC Financial Services Group, Inc.	1,292,352
13,100	Chubb Corporation	1,250,264	18,500	Principal Financial Group, Inc.	902,800
11,538	Cincinnati Financial Corporation(c)	485,404	12,900	Progressive Corporation(c)	1,344,954
13,100	CIT Group, Inc.	701,112	16,100	ProLogis Trust	861,350
328,939	Citigroup, Inc.	15,535,789	32,600	Prudential Financial, Inc.	2,471,406
10,750	Comerica, Inc.	623,178	5,600	Public Storage, Inc.	454,888
8,200	Compass Bancshares, Inc.	415,002	30,109	Regions Financial Corporation(c)	1,058,934
39,700	Countrywide Financial Corporation	1,456,990	8,200	SAFECO Corporation	411,722
27,500	E*TRADE Financial Corporation(b)	741,950	12,100	Simon Property Group, Inc.	1,018,094
26,800	Equity Office Properties Trust	899,944	27,500	SLM Corporation	1,428,350
19,200	Equity Residential REIT	898,368	23,600	Sovereign Bancorp, Inc.	517,076
45,500	Federal Home Loan Mortgage		45,781	St. Paul Travelers Companies, Inc.	1,913,188
	Corporation	2,775,500	21,900	State Street Corporation	1,323,417
63,700	Federal National Mortgage		24,400	SunTrust Banks, Inc.	1,775,344
	Association	3,274,180	20,700	Synovus Financial Corporation	560,763
5,600	Federated Investors, Inc.(d)	218,680	8,834	T. Rowe Price Group, Inc.	690,907
36,594	Fifth Third Bancorp	1,440,340	7,000	Torchmark Corporation	399,700
8,500	First Horizon National Corporation(c)	354,025	118,685	U.S. Bancorp	3,619,892
10,200	Franklin Resources, Inc.	961,248	19,624	UnumProvident Corporation	401,900
24,800	Genworth Financial, Inc.	829,064	8,000	Vornado Realty Trust	768,000
16,800	Golden West Financial Corporation	1,140,720	106,892	Wachovia Corporation	5,991,297
28,700	Goldman Sachs Group, Inc.	4,504,752	65,353	Washington Mutual, Inc.	2,785,349
19,900	Hartford Financial Services		110,400	Wells Fargo & Company	7,051,248
	Group, Inc.	1,602,945	11,500	XL Capital, Ltd.(b,c)	737,265
16,471	Huntington Bancshares, Inc.	397,445	6,900	Zions Bancorporation	570,837

229,693	J.P. Morgan Chase & Company	9,564,417		Total Financials	162,821,271

14,200	Janus Capital Group, Inc.	329,014
8,900	Jefferson-Pilot Corporation(c)	497,866	Health Care (12.9%)
26,800	KeyCorp	986,240	101,400	Abbott Laboratories	4,306,458
13,300	Kimco Realty Corporation	540,512	37,296	Aetna, Inc.	1,832,725
17,800	Lehman Brothers Holdings, Inc.	2,572,634	9,900	Allergan, Inc.	1,074,150
11,500	Lincoln National Corporation	627,785

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (100.1%)	Value	Shares	Common Stock (100.1%)	Value

Health Care — continued			97,500	Schering-Plough Corporation	$1,851,525
13,700	AmerisourceBergen Corporation	$661,299	24,084	St. Jude Medical, Inc.(b)	987,444
76,940	Amgen, Inc.(b)	5,597,385	19,200	Stryker Corporation	851,328
12,000	Applera Corporation		30,900	Tenet Healthcare Corporation(b)	228,042
	(Applied Biosystems Group)	325,680	10,600	Thermo Electron Corporation(b)	393,154
7,000	Barr Pharmaceuticals, Inc.(b)	440,860	89,300	UnitedHealth Group, Inc.	4,988,298
3,700	Bausch & Lomb, Inc.	235,690	6,800	Waters Corporation(b)	293,420
42,700	Baxter International, Inc.	1,657,187	6,700	Watson Pharmaceuticals, Inc.(b)	192,558
16,300	Becton, Dickinson and Company	1,003,754	43,400	WellPoint, Inc.(b)	3,360,462
22,600	Biogen Idec, Inc.(b)	1,064,460	88,500	Wyeth	4,294,020
16,250	Biomet, Inc.	577,200	16,250	Zimmer Holdings, Inc.(b)	1,098,500

38,900	Boston Scientific Corporation(b,c)	896,645		Total Health Care	99,761,282

129,100	Bristol-Myers Squibb Company	3,177,151
6,800	C.R. Bard, Inc.	461,108	Industrials (11.5%)
27,775	Cardinal Health, Inc.	2,069,793	49,700	3M Company	3,761,793
29,500	Caremark Rx, Inc.(b)	1,450,810	14,500	Allied Waste Industries, Inc.(b,c)	177,480
7,400	Chiron Corporation(b,c)	338,994	11,300	American Power Conversion
7,900	CIGNA Corporation	1,031,898		Corporation	261,143
10,500	Coventry Health Care, Inc.(b)	566,790	11,700	American Standard Companies, Inc. 501,462
74,400	Eli Lilly and Company	4,114,320	7,300	Avery Dennison Corporation	426,904
9,700	Express Scripts, Inc.(b)	852,630	52,660	Boeing Company	4,103,794
8,200	Fisher Scientific International, Inc.(b,c)	558,010	24,492	Burlington Northern
21,400	Forest Laboratories, Inc.(b)	955,082		Santa Fe Corporation	2,040,918
17,100	Genzyme Corporation(b)	1,149,462	44,200	Caterpillar, Inc.	3,174,002
30,400	Gilead Sciences, Inc.(b)	1,891,488	66,360	Cendant Corporation	1,151,346
22,300	Guidant Corporation	1,740,738	9,100	Cintas Corporation	387,842
26,800	HCA, Inc.	1,227,172	6,200	Cooper Industries, Ltd.	538,780
15,900	Health Management Associates, Inc.	342,963	14,500	CSX Corporation	867,100
10,680	Hospira, Inc.(b)	421,433	3,100	Cummins, Inc.(c)	325,810
10,700	Humana, Inc.(b)	563,355	15,600	Danaher Corporation	991,380
13,200	IMS Health, Inc.	340,164	15,600	Deere & Company	1,233,180
196,140	Johnson & Johnson	11,615,411	13,400	Dover Corporation	650,704
15,900	King Pharmaceuticals, Inc.(b)	274,275	10,000	Eaton Corporation	729,700
8,200	Laboratory Corporation		27,100	Emerson Electric Company	2,266,373
	of America Holdings(b)	479,536	8,600	Equifax, Inc.	320,264
5,400	Manor Care, Inc.(c)	239,490	19,960	FedEx Corporation	2,254,282
20,142	McKesson Corporation	1,050,002	5,800	Fluor Corporation(c)	497,640
20,043	Medco Health Solutions, Inc.(b)	1,146,860	26,200	General Dynamics Corporation	1,676,276
16,800	MedImmune, Inc.(b)	614,544	686,900	General Electric Company	23,890,382
79,500	Medtronic, Inc.	4,034,625	8,200	Goodrich Corporation	357,602
144,100	Merck & Company, Inc.	5,076,643	54,675	Honeywell International, Inc.	2,338,450
3,600	Millipore Corporation(b)	263,016	13,600	Illinois Tool Works, Inc.	1,309,816
14,400	Mylan Laboratories, Inc.	336,960	21,500	Ingersoll-Rand Company	898,485
9,200	Patterson Companies, Inc.(b,c)	323,840	12,100	ITT Industries, Inc.	680,262
8,800	PerkinElmer, Inc.	206,536	7,900	L-3 Communications Holdings, Inc. 677,741
484,953	Pfizer, Inc.	12,085,029	23,600	Lockheed Martin Corporation	1,773,068
10,700	Quest Diagnostics, Inc.	548,910

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (100.1%)	Value	Shares	Common Stock (100.1%)	Value

Industrials — continued			405,300	Cisco Systems, Inc.(b)	$8,782,851
27,400	Masco Corporation	$890,226	11,700	Citrix Systems, Inc.(b)	443,430
8,400	Monster Worldwide, Inc.(b)	418,824	12,200	Computer Sciences Corporation(b)	677,710
4,100	Navistar International		25,200	Compuware Corporation(b)	197,316
	Corporation(b,c)	113,078	13,400	Comverse Technology, Inc.(b)	315,302
27,100	Norfolk Southern Corporation	1,465,297	9,300	Convergys Corporation(b,c)	169,353
23,098	Northrop Grumman Corporation	1,577,362	101,800	Corning, Inc.(b)	2,739,438
11,250	PACCAR, Inc.	792,900	155,100	Dell, Inc.(b)	4,615,776
8,400	Pall Corporation	261,996	76,000	eBay, Inc.(b)	2,968,560
7,950	Parker-Hannifin Corporation	640,850	20,000	Electronic Arts, Inc.(b)	1,094,400
15,000	Pitney Bowes, Inc.	643,950	33,900	Electronic Data Systems Corporation	909,537
14,300	R.R. Donnelley & Sons Company	467,896	156,586	EMC Corporation(b)	2,134,267
29,400	Raytheon Company	1,347,696	50,480	First Data Corporation	2,363,474
11,400	Robert Half International, Inc.	440,154	12,100	Fiserv, Inc.(b)	514,855
11,600	Rockwell Automation, Inc.	834,156	26,969	Freescale Semiconductor, Inc.(b)	748,929
11,400	Rockwell Collins, Inc.	642,390	17,500	Gateway, Inc.(b,c)	38,325
4,200	Ryder System, Inc.	188,076	13,400	Google, Inc.(b)	5,226,000
46,600	Southwest Airlines Company	838,334	186,386	Hewlett-Packard Company	6,132,099
8,800	Textron, Inc.	821,832	387,700	Intel Corporation	7,501,995
132,807	Tyco International, Ltd.	3,569,852	103,200	International Business Machines
17,400	Union Pacific Corporation	1,624,290		Corporation	8,510,904
71,900	United Parcel Service, Inc.	5,707,422	11,600	Intuit, Inc.(b)	617,004
66,900	United Technologies Corporation	3,878,193	11,600	Jabil Circuit, Inc.(b)	497,176
5,200	W.W. Grainger, Inc.	391,820	110,400	JDS Uniphase Corporation(b,c)	460,368
36,399	Waste Management, Inc.	1,284,885	13,100	KLA-Tencor Corporation	633,516

	Total Industrials	89,105,458	7,100	Lexmark International, Inc.(b)	322,198

			20,100	Linear Technology Corporation	705,108
Information Technology (16.0%)			25,800	LSI Logic Corporation(b)	298,248
7,785	ADC Telecommunications, Inc.(b,c)	199,218	294,522	Lucent Technologies, Inc.(b,c)	898,292
39,500	Adobe Systems, Inc.	1,379,340	21,100	Maxim Integrated Products, Inc.	783,865
31,600	Advanced Micro Devices, Inc.(b)	1,047,856	40,700	Micron Technology, Inc.(b)	599,104
7,800	Affiliated Computer Services, Inc.(b,c)	465,348	585,700	Microsoft Corporation	15,936,897
28,215	Agilent Technologies, Inc.(b)	1,059,473	9,400	Molex, Inc.(c)	312,080
23,600	Altera Corporation(b)	487,104	164,690	Motorola, Inc.	3,773,048
24,100	Analog Devices, Inc.	922,789	22,200	National Semiconductor
10,575	Andrew Corporation(b)	129,861		Corporation	618,048
56,100	Apple Computer, Inc.(b)	3,518,592	11,900	NCR Corporation(b,c)	497,301
104,500	Applied Materials, Inc.	1,829,795	24,600	Network Appliance, Inc.(b)	886,338
19,400	Applied Micro Circuits		25,600	Novell, Inc.(b)	196,608
	Corporation(b,c)	78,958	8,800	Novellus Systems, Inc.(b)	211,200
15,200	Autodesk, Inc.	585,504	11,200	NVIDIA Corporation(b)	641,312
38,100	Automatic Data Processing, Inc.	1,740,408	248,337	Oracle Corporation(b)	3,399,734
27,476	Avaya, Inc.(b,c)	310,479	7,440	Parametric Technology
14,000	BMC Software, Inc.(b)	303,240		Corporation(b)	121,495
29,000	Broadcom Corporation(b)	1,251,640	22,000	Paychex, Inc.	916,520
30,012	CA, Inc.	816,627	12,200	PMC-Sierra, Inc.(b,c)	149,938
38,300	CIENA Corporation(b,c)	199,543

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (100.1%)	Value	Shares	Common Stock (100.1%)	Value

Information Technology — continued			10,900	PPG Industries, Inc.	$690,515
10,600	QLogic Corporation(b)	$205,110	21,200	Praxair, Inc.	1,169,180
109,100	QUALCOMM, Inc.	5,521,551	9,513	Rohm and Haas Company	464,900
8,849	Sabre Holdings Corporation(c)	208,217	5,276	Sealed Air Corporation	305,322
35,000	Sanmina-SCI Corporation(b)	143,500	4,600	Sigma-Aldrich Corporation(c)	302,634
60,200	Solectron Corporation(b)	240,800	7,400	Temple-Inland, Inc.	329,670
228,100	Sun Microsystems, Inc.(b)	1,170,153	1,557	Tronox, Inc.(b)	26,461
68,724	Symantec Corporation(b)	1,156,625	7,100	United States Steel Corporation(c)	430,828
16,669	Symbol Technologies, Inc.(c)	176,358	6,700	Vulcan Materials Company	580,555
5,400	Tektronix, Inc.	192,834	16,000	Weyerhaeuser Company	1,158,880

29,600	Tellabs, Inc.(b)	470,640		Total Materials	23,689,847

13,100	Teradyne, Inc.(b,c)	203,181
105,400	Texas Instruments, Inc.	3,422,338	Telecommunications Services (3.3%)
22,500	Unisys Corporation(b,c)	155,025	25,500	ALLTEL Corporation	1,651,125
16,100	VeriSign, Inc.(b)	386,239	255,689	AT&T, Inc.	6,913,831
61,300	Xerox Corporation(b)	931,760	118,400	BellSouth Corporation	4,102,560
22,700	Xilinx, Inc.	577,942	8,700	CenturyTel, Inc.(c)	340,344
83,100	Yahoo!, Inc.(b)	2,680,806	21,700	Citizens Communications Company	287,959

	Total Information		102,172	Qwest Communications
	Technology	123,728,773		International, Inc.(b,c)	694,770

			195,520	Sprint Nextel Corporation	5,052,237
Materials (3.1%)			192,896	Verizon Communications, Inc.	6,570,038

14,700	Air Products and Chemicals, Inc.	987,693		Total Telecommunications
57,364	Alcoa, Inc.	1,753,044		Services	25,612,864

5,769	Allegheny Technologies, Inc.(c)	352,947
4,700	Ashland, Inc.(c)	334,076	Utilities (3.1%)
6,900	Ball Corporation	302,427	43,200	AES Corporation(b)	736,992
7,100	Bemis Company, Inc.(c)	224,218	10,700	Allegheny Energy, Inc.(b)	362,195
63,693	Dow Chemical Company	2,585,936	13,500	Ameren Corporation	672,570
60,611	E.I. du Pont de Nemours		25,960	American Electric Power
	and Company	2,558,390		Company, Inc.	883,159
5,400	Eastman Chemical Company	276,372	20,473	CenterPoint Energy, Inc.(c)	244,243
12,100	Ecolab, Inc.	462,220	13,200	Cinergy Corporation	599,412
8,300	Engelhard Corporation	328,763	14,600	CMS Energy Corporation(b,c)	189,070
12,200	Freeport-McMoRan Copper		16,200	Consolidated Edison, Inc.(c)	704,700
	& Gold, Inc.	729,194	11,700	Constellation Energy Group, Inc.	640,107
7,600	Hercules, Inc.(b)	104,880	22,847	Dominion Resources, Inc.	1,577,128
5,400	International Flavors		11,800	DTE Energy Company	473,062
	& Fragrances, Inc.	185,328	61,116	Duke Energy Corporation(b)	1,781,531
32,371	International Paper Company	1,119,065	19,900	Dynegy, Inc.(b,c)	95,520
7,000	Louisiana-Pacific Corporation	190,400	21,400	Edison International, Inc.	881,252
11,981	MeadWestvaco Corporation	327,201	13,700	Entergy Corporation	944,478
17,689	Monsanto Company	1,499,143	43,924	Exelon Corporation	2,323,580
29,348	Newmont Mining Corporation	1,522,868	21,800	FirstEnergy Corporation	1,066,020
10,300	Nucor Corporation	1,079,337	26,600	FPL Group, Inc.	1,067,724
9,500	Pactiv Corporation(b)	233,130	11,700	KeySpan Corporation	478,179
13,340	Phelps Dodge Corporation	1,074,270

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (100.1%)	Value	Shares	Common Stock (100.1%)	Value

Utilities — continued			17,075	Sempra Energy	$793,304
3,100	Nicor, Inc.(c)	$122,636	48,800	Southern Company(c)	1,599,176
18,009	NiSource, Inc.	364,142	13,800	TECO Energy, Inc.	222,456
2,700	Peoples Energy Corporation(c)	96,228	30,434	TXU Corporation	1,362,226
22,800	PG&E Corporation	886,920	26,705	Xcel Energy, Inc.(c)	484,696

6,700	Pinnacle West Capital Corporation	261,970		Total Utilities	24,444,622

25,100	PPL Corporation	737,940

16,720	Progress Energy, Inc.	735,346		Total Common Stock
16,500	Public Service Enterprise			(cost $612,979,675)	775,165,382

	Group, Inc.	1,056,660

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.2%)	Rate(e)	Date	Value

32,884,214	Thrivent Financial Securities Lending Trust	4.770%	N/A	$32,884,214

	Total Collateral Held for Securities Loaned
	(cost $32,884,214)			32,884,214

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (0.8%)	Rate(e)	Date	Value

$1,000,000	Federal National Mortgage Association(d)	5.040%	8/16/2006	$981,738
4,916,079	Thrivent Money Market Portfolio(d)	4.460	N/A	4,916,079

	Total Short-Term Investments (cost $5,898,351)			5,897,817

	Total Investments
	(cost $651,762,240) 105.1%			$813,947,413

	Other Assets and Liabilities, Net (5.1%)			(39,861,844)

	Total Net Assets 100.0%			$774,085,569

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At March 31, 2006, $981,738 in Short-Term Investments were held on deposit with the counterpary and pledged as the initial margin deposit for open financial futures contracts. In addition, 5,600 shares of Federated Investors, Inc. common stock valued at $218,680 and $4,916,079 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Loss

S&P 500 Futures	18	June 2006	Long	$5,864,850	$5,909,640	$(44,790)

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$247,658,360
Gross unrealized depreciation	(85,473,187)

Net unrealized appreciation (depreciation)	$162,185,173
Cost for federal income tax purposes	$651,762,240

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Real Estate Securities Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value

Consumer Discretionary (5.8%)			68,100	Corporate Office Properties Trust	$3,114,894
2,500	Brookfield Homes Corporation(b)	$129,650	5,400	Countrywide Financial Corporation	198,180
12,300	D.R. Horton, Inc.	408,606	28,000	Cousins Properties, Inc.(b)	936,040
15,000	Denny’s Corporation(b,c)	71,400	7,000	Crescent Real Estate
3,500	Harrah’s Entertainment, Inc.	272,860		Equities Company(b)	147,490
209,300	Hilton Hotels Corporation	5,328,778	20,000	Deerfield Triarc Capital Corporation	269,800
40,000	Jameson Inns, Inc.(b,c)	98,000	130,000	Developers Diversified Realty
4,500	Lennar Corporation	271,710		Corporation	7,117,500
50,000	Lodgian, Inc.(b,c)	694,500	25,000	DiamondRock Hospitality
3,200	Marriott International, Inc.	219,520		Company(b,e)	345,250
1,900	Orient Express Hotels, Ltd.(b)	74,537	31,800	Digital Realty Trust, Inc.	895,806
144,000	Starwood Hotels & Resorts		10,000	Doral Financial Corporation(b)	115,500
	Worldwide, Inc.	9,753,120	67,800	Duke Realty Corporation	2,573,010
4,900	Vail Resorts, Inc.(b,c)	187,278	7,600	Eagle Hospitality Properties

	Total Consumer			Trust, Inc.(b)	76,608
	Discretionary	17,509,959	25,000	EastGroup Properties, Inc.(b)	1,186,000

			34,000	ECC Capital Corporation(b)	51,680
Financials (91.6%)			30,900	Education Realty Trust, Inc.(b)	472,770
44,500	Alexandria Real Estate Equities, Inc.	4,242,185	18,200	Entertainment Properties Trust	764,036
80,400	AMB Property Corporation	4,363,308	46,900	Equity Inns, Inc.(b)	759,780
30,000	American Campus		28,800	Equity Lifestyle Properties, Inc.	1,432,800
	Communities, Inc.(b)	777,300	200,000	Equity Office Properties Trust	6,716,000
75,000	American Financial Realty Trust	873,750	30,000	Equity One, Inc.(b)	736,800
42,500	Apartment Investment &		216,800	Equity Residential REIT	10,144,072
	Management Company	1,993,250	29,200	Essex Property Trust, Inc.	3,174,916
178,000	Archstone-Smith Trust(d)	8,681,060	46,500	Extra Space Storage, Inc.(b)	799,335
70,000	Arden Realty Group, Inc.(b)	3,159,100	1,000	Federal National Mortgage Association	51,400
10,000	Ashford Hospitality Trust(b)	124,000	56,900	Federal Realty Investment Trust	4,278,880
86,200	Avalonbay Communities, Inc.	9,404,420	15,100	FelCor Lodging Trust, Inc.(b)	318,610
1,000	Bedford Property Investors, Inc.(b)	26,930	5,000	Fidelity National Financial, Inc.	177,650
45,000	BioMed Realty Trust, Inc.(b)	1,333,800	5,000	Fieldstone Investment Corporation(b)	59,000
122,000	Boston Properties, Inc.	11,376,500	5,000	First Industrial Realty Trust, Inc.(b)	213,450
75,000	Brandywine Realty Trust	2,382,000	22,000	First Potomac Realty Trust	621,500
31,500	BRE Properties, Inc.	1,764,000	42,200	Forest City Enterprises(b)	1,989,730
8,000	Brookfield Asset Management, Inc.	440,480	221,500	General Growth Properties, Inc.	10,824,705
146,500	Brookfield Properties Corporation	5,002,975	8,000	Glenborough Realty Trust, Inc.(b)	174,000
53,500	Camden Property Trust	3,854,675	5,000	Glimcher Realty Trust(b)	142,000
5,600	Capital Lease Funding, Inc.(b)	62,104	6,500	Global Signal, Inc.(b)	319,800
4,000	Capital Trust, Inc.(b)	124,480	35,800	GMH Communities Trust(b)	416,712
54,000	CarrAmerica Realty Corporation	2,408,940	27,500	Gramercy Capital Corporation(b)	685,575
2,500	CB Richard Ellis Group, Inc.(c)	201,750	30,000	Health Care Property Investors, Inc.(b)	852,000
40,000	CBL & Associates Properties, Inc.(b)	1,698,000	5,000	Health Care REIT, Inc.	190,500
25,000	Cedar Shopping Centers, Inc.(b)	396,000	12,800	Healthcare Realty Trust, Inc.	478,464
3,200	Cogdell Spencer, Inc.(b)	68,224	9,200	Heritage Property Investment
15,000	Colonial Properties Trust	751,950		Trust(b)	364,228
18,800	Columbia Equity Trust, Inc.(b)	330,504	30,700	Hersha Hospitality Trust(b)	300,553
8,500	Commercial Net Lease Realty, Inc.(b)	198,050	12,500	Highland Hospitality Corporation(b)	158,875

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value

22,000	Highwoods Properties, Inc.	$742,060	270,000	ProLogis Trust	$14,445,000
11,000	Home Properties, Inc.	562,100	15,000	PS Business Parks, Inc.	838,800
5,000	HomeBanc Corporation(b)	43,950	86,000	Public Storage, Inc.	6,985,780
13,900	Hospitality Properties Trust(b)	607,013	4,500	RAIT Investment Trust(b)	127,080
370,000	Host Marriott Corporation	7,918,000	14,200	Ramco-Gershenson Properties Trust(b)	429,834
25,600	HRPT Properties Trust	300,544	3,900	Rayonier, Inc. REIT	177,801
31,000	Inland Real Estate Corporation(b)	505,610	11,600	Realty Income Corporation(b)	280,836
20,000	Innkeepers USA Trust(b)	339,000	107,500	Reckson Associates Realty
37,500	iStar Financial, Inc.	1,435,500		Corporation	4,925,650
5,000	Jer Investors Trust, Inc.(b)	83,100	92,500	Regency Centers Corporation	6,215,075
500	Jones Lang LaSalle, Inc.	38,270	44,000	Republic Property Trust(b)	517,880
23,000	Kilroy Realty Corporation	1,776,980	1,300	Saul Centers, Inc.	57,083
150,000	Kimco Realty Corporation	6,096,000	49,000	Senior Housing Property Trust(b)	886,900
53,600	Kite Realty Group Trust	854,920	38,000	Shurgard Storage Centers, Inc.	2,531,940
16,000	KKR Financial Corporation(b)	358,880	224,000	Simon Property Group, Inc.	18,847,360
37,700	LaSalle Hotel Properties	1,545,700	6,200	Sizeler Property Investors, Inc.(b)	91,512
16,200	Lexington Corporate		30,000	streetTRACKS SPDR
	Properties Trust	337,770		Homebuilders ETF	1,342,500
49,300	Liberty Property Trust(b)	2,324,988	72,000	SL Green Realty Corporation(b)	7,308,000
16,000	LTC Properties, Inc.(b)	372,160	5,500	Sovran Self Storage, Inc.	303,600
78,500	Macerich Company	5,805,075	48,000	Spirit Finance Corporation	585,600
40,500	Mack-Cali Realty Corporation	1,944,000	10,000	St. Joe Company(b)	628,400
40,000	Maguire Properties, Inc.(b)	1,460,000	28,000	Strategic Hotel Capital, Inc.(b)	651,840
22,100	Medical Properties Trust, Inc.(b)	238,680	5,600	Sun Communities, Inc.	197,960
170,000	MeriStar Hospitality Corporation(b,c)	1,764,600	47,000	Sunstone Hotel Investors, Inc.(b)	1,361,590
7,000	Mid-America Apartment		22,800	Tanger Factory Outlet Centers, Inc.(b)	784,548
	Communities, Inc.	383,250	45,000	Taubman Centers, Inc.	1,875,150
44,100	Mills Corporation(b)	1,234,800	4,000	Thornburg Mortgage, Inc.(b)	108,240
15,000	MortgageIT Holdings, Inc.(b)	162,450	135,000	Trizec Properties, Inc.	3,473,550
5,000	National Health Investors, Inc.(b)	127,000	7,600	Trustreet Properties, Inc.(b)	115,444
29,300	Nationwide Health Properties, Inc.(b)	629,950	145,000	United Dominion Realty Trust, Inc.	4,138,300
10,600	New Century Financial Corporation(b)	487,812	900	Universal Health Realty
22,000	New Plan Excel Realty Trust, Inc.(b)	570,680		Income Trust(b)	32,877
28,000	New York Community		8,500	Urstadt Biddle Properties(b)	153,000
	Bancorp, Inc.(b)	490,560	30,000	U-Store-It Trust	604,500
19,400	Newcastle Investment Corporation(b)	464,048	106,900	Ventas, Inc.	3,546,942
15,500	NorthStar Realty Finance		122,500	Vornado Realty Trust	11,760,000
	Corporation(b)	169,725	3,000	Washington Real Estate
12,200	Omega Healthcare Investors, Inc.	171,044		Investment Trust(b)	108,960
10,000	Opteum, Inc.(b)	85,600	16,200	Weingarten Realty Investors	660,150
47,000	Pan Pacific Retail Properties, Inc.	3,332,300	10,000	Windrose Medical Properties Trust(b)	150,800
5,500	Parkway Properties, Inc.(b)	240,240	10,000	Winston Hotels, Inc.(b)	113,700

20,000	Pennsylvania Real Estate			Total Financials	277,269,936

	Investment Trust(b)	880,000

17,700	Plum Creek Timber Company, Inc.	653,661		Total Common Stock
37,800	Post Properties, Inc.(b)	1,682,100		(cost $214,784,241)	294,779,895

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.1%)	Rate(f)	Date	Value

39,604,019	Thrivent Financial Securities Lending Trust	4.770%	N/A	$39,604,019

	Total Collateral Held for Securities Loaned
	(cost $39,604,019)			39,604,019

Interest			Maturity
Shares	Short-Term Investments (1.8%)	Rate(f)	Date	Value

5,617,429	Thrivent Money Market Portfolio	4.460%	N/A	$5,617,429

	Total Short-Term Investments (at amortized cost)			5,617,429

	Total Investments
	(cost $260,005,689) 112.3%			$340,001,343

	Other Assets and Liabilities, Net (12.3%)			(37,335,481)

	Total Net Assets 100.0%			$302,665,862

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) Designated as cover for long settling trades.

(e) Denotes investments purchased on a when-issued basis.

(f) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$82,145,786
Gross unrealized depreciation	(2,150,132)

Net unrealized appreciation	$79,995,654
Cost for federal income tax purposes	$260,005,689

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Balanced Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (64.7%)	Value	Shares	Common Stock (64.7%)	Value

Consumer Discretionary (6.6%)			4,000	Jones Apparel Group, Inc.	$141,480
10,700	Amazon.com, Inc.(b)	$390,657	2,600	KB Home	168,948
4,900	Apollo Group, Inc.(b)	257,299	2,500	Knight-Ridder, Inc.	158,025
6,400	AutoNation, Inc.(b)	137,920	12,000	Kohl’s Corporation(b,c)	636,120
2,000	AutoZone, Inc.(b)	199,380	6,300	Leggett & Platt, Inc.	153,531
9,700	Bed Bath & Beyond, Inc.(b)	372,480	4,700	Lennar Corporation	283,786
14,175	Best Buy Company, Inc.	792,808	12,262	Limited Brands, Inc.	299,929
4,000	Big Lots, Inc.(b)	55,840	3,700	Liz Claiborne, Inc.	151,626
2,800	Black & Decker Corporation	243,292	27,300	Lowe’s Companies, Inc.	1,759,212
3,500	Brunswick Corporation	136,010	5,700	Marriott International, Inc.	391,020
15,100	Carnival Corporation	715,287	13,525	Mattel, Inc.	245,208
26,962	CBS Corporation	646,549	3,000	Maytag Corporation(d)	63,990
4,300	Centex Corporation	266,557	43,800	McDonald’s Corporation(c)	1,504,968
5,400	Circuit City Stores, Inc.	132,192	12,800	McGraw-Hill Companies, Inc.	737,536
18,000	Clear Channel		1,500	Meredith Corporation	83,685
	Communications, Inc.	522,180	5,100	New York Times Company(d)	129,081
13,300	Coach, Inc.(b,c)	459,914	9,626	Newell Rubbermaid, Inc.	242,479
74,677	Comcast Corporation(b)	1,953,550	83,800	News Corporation	1,391,918
2,200	Cooper Tire & Rubber Company(d)	31,548	6,700	NIKE, Inc.	570,170
9,400	D.R. Horton, Inc.	312,268	7,700	Nordstrom, Inc.	301,686
4,600	Darden Restaurants, Inc.	188,738	10,400	Office Depot, Inc.(b)	387,296
2,200	Dillard’s, Inc.(d)	57,288	2,500	OfficeMax, Inc.	75,425
11,022	Dollar General Corporation	194,759	6,300	Omnicom Group, Inc.	524,475
2,100	Dow Jones & Company, Inc.(d)	82,530	7,500	Pulte Homes, Inc.	288,150
3,000	E.W. Scripps Company	134,130	4,800	RadioShack Corporation	92,304
10,100	Eastman Kodak Company(d)	287,244	3,480	Sears Holdings Corporation(b)	460,195
5,500	Family Dollar Stores, Inc.	146,300	3,900	Sherwin-Williams Company	192,816
9,600	Federated Department Stores, Inc.	700,800	2,200	Snap-On, Inc.	83,864
65,100	Ford Motor Company(d)	518,196	2,600	Stanley Works	131,716
5,200	Fortune Brands, Inc.	419,276	25,400	Staples, Inc.	648,208
8,400	Gannett Company, Inc.	503,328	26,600	Starbucks Corporation(b)	1,001,224
20,000	Gap, Inc.	373,600	7,600	Starwood Hotels & Resorts
19,700	General Motors Corporation(d)	419,019		Worldwide, Inc.	514,748
6,100	Genuine Parts Company	267,363	30,700	Target Corporation	1,596,707
6,100	Goodyear Tire & Rubber Company(b,d)	88,328	4,900	Tiffany & Company(d)	183,946
11,400	H&R Block, Inc.	246,810	157,350	Time Warner, Inc.	2,641,906
9,600	Harley-Davidson, Inc.	498,048	16,000	TJX Companies, Inc.	397,120
2,200	Harman International Industries, Inc.	244,486	9,200	Tribune Company	252,356
6,500	Harrah’s Entertainment, Inc.	506,740	7,900	Univision Communications, Inc.(b)	272,313
6,300	Hasbro, Inc.(c)	132,930	3,100	VF Corporation	176,390
11,600	Hilton Hotels Corporation	295,336	26,962	Viacom, Inc.(b)	1,046,126
74,100	Home Depot, Inc.	3,134,430	67,187	Walt Disney Company(c)	1,873,845
11,700	International Game Technology	412,074	4,000	Wendy’s International, Inc.	248,240
15,000	Interpublic Group of		2,400	Whirlpool Corporation	219,528
	Companies, Inc.(b,d)	143,400	9,560	Yum! Brands, Inc.	467,102

8,200	J.C. Penney Company, Inc.			Total Consumer
	(Holding Company)	495,362		Discretionary	41,822,968

6,800	Johnson Controls, Inc.	516,324
	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (64.7%)	Value	Shares	Common Stock (64.7%)	Value

Consumer Staples (6.0%)			11,920	Baker Hughes, Inc.	$815,328
2,700	Alberto-Culver Company	$119,421	11,300	BJ Services Company	390,980
12,822	Albertson’s, Inc.	329,141	13,034	Burlington Resources, Inc.	1,197,955
72,800	Altria Group, Inc.(c)	5,158,608	13,000	Chesapeake Energy Corporation(d)	408,330
27,100	Anheuser-Busch Companies, Inc.	1,159,067	77,674	Chevron Corporation(c)	4,502,762
22,741	Archer-Daniels-Midland Company	765,235	48,080	ConocoPhillips	3,036,252
15,700	Avon Products, Inc.(c)	489,369	15,400	Devon Energy Corporation(c)	942,018
3,100	Brown-Forman Corporation	238,607	22,986	El Paso Corporation(d)	276,981
6,500	Campbell Soup Company	210,600	8,400	EOG Resources, Inc.	604,800
5,300	Clorox Company	317,205	213,172	Exxon Mobil Corporation(c)	12,973,648
71,900	Coca-Cola Company(c)	3,010,453	18,000	Halliburton Company	1,314,360
10,600	Coca-Cola Enterprises, Inc.	215,604	3,980	Kerr-McGee Corporation	380,010
17,900	Colgate-Palmolive Company	1,022,090	3,700	Kinder Morgan, Inc.	340,363
18,100	ConAgra Foods, Inc.	388,426	12,761	Marathon Oil Corporation	972,005
6,900	Constellation Brands, Inc.(b)	172,845	5,800	Murphy Oil Corporation	288,956
16,500	Costco Wholesale Corporation	893,640	5,600	Nabors Industries, Ltd.(b)	400,848
28,500	CVS Corporation	851,295	6,100	National Oilwell Varco, Inc.(b)	391,132
4,700	Dean Foods Company(b)	182,501	4,800	Noble Corporation	389,280
4,200	Estee Lauder Companies, Inc.(d)	156,198	15,000	Occidental Petroleum Corporation	1,389,750
12,400	General Mills, Inc.	628,432	3,900	Rowan Companies, Inc.	171,444
11,650	H.J. Heinz Company	441,768	20,600	Schlumberger, Ltd.	2,607,342
6,200	Hershey Company	323,826	4,700	Sunoco, Inc.	364,579
8,800	Kellogg Company	387,552	11,336	Transocean, Inc.(b)	910,281
16,080	Kimberly-Clark Corporation	929,424	21,700	Valero Energy Corporation	1,297,226
25,300	Kroger Company(b)	515,108	12,100	Weatherford International, Ltd.(b)	553,575
4,700	McCormick & Company, Inc.	159,142	20,700	Williams Companies, Inc.	442,773
2,200	Molson Coors Brewing Company	150,964	12,600	XTO Energy, Inc.	548,982

4,900	Pepsi Bottling Group, Inc.	148,911		Total Energy	39,881,948

57,820	PepsiCo, Inc.	3,341,418
114,792	Procter & Gamble Company	6,614,315	Financials (13.6%)
3,000	Reynolds American, Inc.(d)	316,500	11,200	ACE, Ltd.	582,512
15,700	Safeway, Inc.	394,384	17,300	AFLAC, Inc.	780,749
26,500	Sara Lee Corporation	473,820	22,496	Allstate Corporation(c)	1,172,267
4,800	SUPERVALU, Inc.	147,936	3,750	Ambac Financial Group, Inc.	298,500
21,600	SYSCO Corporation	692,280	43,200	American Express Company	2,270,160
8,900	Tyson Foods, Inc.	122,286	90,602	American International
5,800	UST, Inc.(d)	241,280		Group, Inc.(c)	5,987,886
35,300	Walgreen Company	1,522,489	8,840	Ameriprise Financial, Inc.	398,330
87,200	Wal-Mart Stores, Inc.(c)	4,119,328	12,100	AmSouth Bancorporation	327,305
4,900	Whole Foods Market, Inc.	325,556	11,150	Aon Corporation	462,836
6,200	William Wrigley Jr. Company	396,800	3,400	Apartment Investment

	Total Consumer Staples	38,073,824		& Management Company	159,460

			7,500	Archstone-Smith Trust	365,775
Energy (6.3%)			162,207	Bank of America Corporation(c)	7,386,907
2,800	Amerada Hess Corporation	398,720	26,900	Bank of New York Company, Inc.	969,476
8,118	Anadarko Petroleum Corporation	819,999	18,600	BB&T Corporation	729,120
11,468	Apache Corporation	751,269	4,078	Bear Stearns Companies, Inc.	565,619

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (64.7%)	Value	Shares	Common Stock (64.7%)	Value

Financials — continued			19,100	National City Corporation	$666,590
3,100	Boston Properties, Inc.	$289,075	16,650	North Fork Bancorporation, Inc.	480,020
10,600	Capital One Financial Corporation	853,512	6,500	Northern Trust Corporation(c)	341,250
36,025	Charles Schwab Corporation	619,990	6,500	Plum Creek Timber Company, Inc.	240,045
6,900	Chubb Corporation(c)	658,536	10,300	PNC Financial Services Group, Inc.	693,293
6,151	Cincinnati Financial Corporation	258,773	9,700	Principal Financial Group, Inc.	473,360
6,900	CIT Group, Inc.(c,e)	369,288	6,900	Progressive Corporation	719,394
174,289	Citigroup, Inc.	8,231,669	8,600	ProLogis Trust	460,100
5,700	Comerica, Inc.	330,429	17,200	Prudential Financial, Inc.	1,303,932
4,400	Compass Bancshares, Inc.	222,684	2,900	Public Storage, Inc.	235,567
20,998	Countrywide Financial Corporation	770,627	15,987	Regions Financial Corporation	562,263
14,500	E*TRADE Financial Corporation(b)	391,210	4,400	SAFECO Corporation	220,924
14,200	Equity Office Properties Trust	476,836	6,400	Simon Property Group, Inc.	538,496
10,200	Equity Residential REIT	477,258	14,500	SLM Corporation(c)	753,130
24,100	Federal Home Loan		12,400	Sovereign Bancorp, Inc.	271,684
	Mortgage Corporation	1,470,100	24,225	St. Paul Travelers Companies, Inc.	1,012,363
33,800	Federal National		11,600	State Street Corporation	700,988
	Mortgage Association	1,737,320	12,900	SunTrust Banks, Inc.	938,604
3,000	Federated Investors, Inc.	117,150	10,950	Synovus Financial Corporation	296,636
19,316	Fifth Third Bancorp	760,278	4,700	T. Rowe Price Group, Inc.	367,587
4,500	First Horizon		3,700	Torchmark Corporation	211,270
	National Corporation(d)	187,425	62,821	U.S. Bancorp(c)	1,916,040
5,400	Franklin Resources, Inc.	508,896	10,358	UnumProvident Corporation(d)	212,132
13,100	Genworth Financial, Inc.	437,933	4,200	Vornado Realty Trust	403,200
8,900	Golden West Financial Corporation	604,310	56,615	Wachovia Corporation	3,173,271
15,200	Goldman Sachs Group, Inc.	2,385,792	34,581	Washington Mutual, Inc.	1,473,842
10,500	Hartford Financial Services		58,460	Wells Fargo & Company	3,733,840
	Group, Inc.	845,775	6,100	XL Capital, Ltd.(b)	391,071
8,716	Huntington Bancshares, Inc.	210,317	3,700	Zions Bancorporation	306,101

121,698	J.P. Morgan Chase & Company	5,067,505		Total Financials	86,242,666

7,500	Janus Capital Group, Inc.	173,775
4,800	Jefferson-Pilot Corporation(d)	268,512	Health Care (8.3%)
14,200	KeyCorp	522,560	53,700	Abbott Laboratories(c)	2,280,639
7,100	Kimco Realty Corporation	288,544	19,756	Aetna, Inc.	970,810
9,500	Lehman Brothers Holdings, Inc.	1,373,035	5,300	Allergan, Inc.	575,050
6,100	Lincoln National Corporation	332,999	7,400	AmerisourceBergen Corporation	357,198
4,800	Loews Corporation	485,760	40,752	Amgen, Inc.(b)	2,964,708
2,800	M&T Bank Corporation	319,592	6,500	Applera Corporation
19,100	Marsh & McLennan Companies, Inc.	560,776		(Applied Biosystems Group)	176,410
7,400	Marshall & Ilsley Corporation	322,492	3,600	Barr Pharmaceuticals, Inc.(b)	226,728
4,700	MBIA, Inc.	282,611	1,800	Bausch & Lomb, Inc.	114,660
14,500	Mellon Financial Corporation	516,200	22,600	Baxter International, Inc.	877,106
32,000	Merrill Lynch & Company, Inc.	2,520,320	8,700	Becton, Dickinson and Company	535,746
26,400	MetLife, Inc.	1,276,968	11,930	Biogen Idec, Inc.(b)	561,903
3,100	MGIC Investment Corporation	206,553	8,550	Biomet, Inc.	303,696
8,400	Moody’s Corporation	600,264	20,600	Boston Scientific Corporation(b)	474,830
37,490	Morgan Stanley	2,355,122

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (64.7%)	Value	Shares	Common Stock (64.7%)	Value

Health Care — continued			3,600	Watson Pharmaceuticals, Inc.(b)	$103,464
68,400	Bristol-Myers Squibb Company	$1,683,324	23,000	WellPoint, Inc.(b)	1,780,890
3,700	C.R. Bard, Inc.	250,897	46,900	Wyeth	2,275,588
14,675	Cardinal Health, Inc.(c)	1,093,581	8,590	Zimmer Holdings, Inc.(b)	580,684

15,600	Caremark Rx, Inc.(b)	767,208		Total Health Care	52,884,628

3,900	Chiron Corporation(b)	178,659
4,200	CIGNA Corporation(c)	548,604	Industrials (7.5%)
5,650	Coventry Health Care, Inc.(b)	304,987	26,300	3M Company	1,990,647
39,400	Eli Lilly and Company	2,178,820	7,700	Allied Waste Industries, Inc.(b,d)	94,248
5,200	Express Scripts, Inc.(b,c)	457,080	6,000	American Power
4,400	Fisher Scientific International,			Conversion Corporation	138,660
	Inc.(b)	299,420	6,300	American Standard Companies, Inc.	270,018
11,300	Forest Laboratories, Inc.(b)	504,319	3,900	Avery Dennison Corporation	228,072
9,000	Genzyme Corporation(b)	604,980	27,928	Boeing Company(c)	2,176,429
16,100	Gilead Sciences, Inc.(b)	1,001,742	12,992	Burlington Northern
11,800	Guidant Corporation	921,108		Santa Fe Corporation	1,082,623
14,150	HCA, Inc.	647,928	23,400	Caterpillar, Inc.	1,680,354
8,500	Health Management		35,160	Cendant Corporation	610,026
	Associates, Inc.	183,345	4,900	Cintas Corporation	208,838
5,630	Hospira, Inc.(b)	222,160	3,400	Cooper Industries, Ltd.	295,460
5,800	Humana, Inc.(b)	305,370	7,700	CSX Corporation	460,460
6,900	IMS Health, Inc.(d)	177,813	1,700	Cummins, Inc.	178,670
103,906	Johnson & Johnson	6,153,313	8,200	Danaher Corporation	521,110
8,433	King Pharmaceuticals, Inc.(b)	145,469	8,200	Deere & Company	648,210
4,400	Laboratory Corporation of		7,200	Dover Corporation	349,632
	America Holdings(b)	257,312	5,300	Eaton Corporation	386,741
2,800	Manor Care, Inc.	124,180	14,300	Emerson Electric Company	1,195,909
10,780	McKesson Corporation	561,961	4,600	Equifax, Inc.(c)	171,304
10,555	Medco Health Solutions, Inc.(b)	603,957	10,540	FedEx Corporation	1,190,388
9,000	MedImmune, Inc.(b)	329,220	3,100	Fluor Corporation	265,980
42,100	Medtronic, Inc.	2,136,575	13,800	General Dynamics Corporation	882,924
76,300	Merck & Company, Inc.	2,688,049	364,000	General Electric Company(c)	12,659,918
2,000	Millipore Corporation(b)	146,120	4,400	Goodrich Corporation	191,884
7,700	Mylan Laboratories, Inc.	180,180	28,937	Honeywell International, Inc.	1,237,635
4,900	Patterson Companies, Inc.(b)	172,480	7,100	Illinois Tool Works, Inc.	683,801
4,600	PerkinElmer, Inc.	107,962	11,400	Ingersoll-Rand Company	476,406
256,951	Pfizer, Inc.	6,403,219	6,500	ITT Industries, Inc.	365,430
5,700	Quest Diagnostics, Inc.(d)	292,410	4,300	L-3 Communications Holdings,
51,600	Schering-Plough Corporation	979,884		Inc.	368,897
12,780	St. Jude Medical, Inc.(b)	523,980	12,500	Lockheed Martin Corporation	939,125
10,300	Stryker Corporation	456,702	14,500	Masco Corporation	471,105
16,350	Tenet Healthcare Corporation(b)	120,663	4,400	Monster Worldwide, Inc.(b)	219,384
5,600	Thermo Electron Corporation(b)	207,704	2,200	Navistar International
47,300	UnitedHealth Group, Inc.	2,642,178		Corporation(b)	60,676
3,700	Waters Corporation(b)	159,655	14,300	Norfolk Southern Corporation	773,201

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (64.7%)	Value	Shares	Common Stock (64.7%)	Value

Industrials — continued			7,100	Comverse Technology, Inc.(b)	$167,063
12,206	Northrop Grumman Corporation	$833,548	4,900	Convergys Corporation(b)	89,229
6,000	PACCAR, Inc.	422,880	53,900	Corning, Inc.(b)	1,450,449
4,400	Pall Corporation	137,236	82,100	Dell, Inc.(b,c)	2,443,296
4,100	Parker-Hannifin Corporation	330,501	40,200	eBay, Inc.(b)	1,570,212
8,000	Pitney Bowes, Inc.	343,440	10,700	Electronic Arts, Inc.(b,c)	585,504
7,600	R.R. Donnelley & Sons Company	248,672	17,900	Electronic Data
15,500	Raytheon Company	710,520		Systems Corporation	480,257
6,000	Robert Half International, Inc.	231,660	82,924	EMC Corporation(b)	1,130,254
6,200	Rockwell Automation, Inc.	445,842	26,762	First Data Corporation	1,252,997
6,000	Rockwell Collins, Inc.	338,100	6,450	Fiserv, Inc.(b)	274,448
2,200	Ryder System, Inc.	98,516	14,330	Freescale Semiconductor, Inc.(b)	397,944
24,680	Southwest Airlines Company	443,993	9,300	Gateway, Inc.(b,d)	20,367
4,600	Textron, Inc.	429,594	7,100	Google, Inc.(b)	2,769,000
70,363	Tyco International, Ltd.	1,891,357	98,761	Hewlett-Packard Company	3,249,237
9,300	Union Pacific Corporation	868,155	205,400	Intel Corporation(c)	3,974,490
38,100	United Parcel Service, Inc.	3,024,378	54,700	International Business
35,400	United Technologies Corporation	2,052,138		Machines Corporation	4,511,109
2,700	W.W. Grainger, Inc.	203,445	6,200	Intuit, Inc.(b)	329,778
19,230	Waste Management, Inc.	678,819	6,100	Jabil Circuit, Inc.(b)	261,446

	Total Industrials	47,206,959	58,500	JDS Uniphase Corporation(b,d)	243,945

			7,000	KLA-Tencor Corporation	338,520
Information Technology (10.3%)			3,800	Lexmark International, Inc.(b)	172,444
4,128	ADC Telecommunications, Inc.(b,d)	105,636	10,600	Linear Technology Corporation	371,848
20,900	Adobe Systems, Inc.	729,828	13,600	LSI Logic Corporation(b,d)	157,216
16,700	Advanced Micro Devices, Inc.(b)	553,772	156,075	Lucent Technologies, Inc.(b,d)	476,029
4,100	Affiliated Computer Services, Inc.(b)	244,606	11,100	Maxim Integrated Products, Inc.	412,365
14,963	Agilent Technologies, Inc.(b)	561,861	21,600	Micron Technology, Inc.(b)	317,952
12,500	Altera Corporation(b)	258,000	310,300	Microsoft Corporation(c)	8,443,263
12,700	Analog Devices, Inc.	486,283	5,050	Molex, Inc.(d)	167,660
5,600	Andrew Corporation(b)	68,768	87,221	Motorola, Inc.	1,998,233
29,700	Apple Computer, Inc.(b)	1,862,784	11,700	National Semiconductor
55,400	Applied Materials, Inc.	970,054		Corporation	325,728
10,300	Applied Micro		6,400	NCR Corporation(b)	267,456
	Circuits Corporation(b)	41,921	13,000	Network Appliance, Inc.(b)	468,390
8,100	Autodesk, Inc.(c)	312,012	13,600	Novell, Inc.(b)	104,448
20,200	Automatic Data Processing, Inc.	922,736	4,700	Novellus Systems, Inc.(b)	112,800
14,539	Avaya, Inc.(b)	164,291	6,000	NVIDIA Corporation(b)	343,560
7,500	BMC Software, Inc.(b,c)	162,450	131,559	Oracle Corporation(b)	1,801,043
15,350	Broadcom Corporation(b)	662,506	4,060	Parametric Technology
15,875	CA, Inc.	431,959		Corporation(b)	66,300
20,300	CIENA Corporation(b,d)	105,763	11,650	Paychex, Inc.	485,339
214,800	Cisco Systems, Inc.(b,c)	4,654,716	6,500	PMC-Sierra, Inc.(b,d)	79,885
6,300	Citrix Systems, Inc.(b)	238,770	5,700	QLogic Corporation(b)	110,295
6,600	Computer Sciences Corporation(b)	366,630	57,800	QUALCOMM, Inc.	2,925,258
13,300	Compuware Corporation(b)	104,139	4,685	Sabre Holdings Corporation(d)	110,238

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (64.7%)	Value	Shares	Common Stock (64.7%)	Value

Information Technology — continued			5,011	Rohm and Haas Company	$244,888
18,500	Sanmina-SCI Corporation(b)	$75,850	2,764	Sealed Air Corporation	159,953
31,900	Solectron Corporation(b)	127,600	2,400	Sigma-Aldrich Corporation	157,896
120,800	Sun Microsystems, Inc.(b)	619,704	3,800	Temple-Inland, Inc.	169,290
36,372	Symantec Corporation(b)	612,141	803	Tronox, Inc.(b,f)	13,635
8,888	Symbol Technologies, Inc.(d)	94,035	3,800	United States Steel Corporation	230,584
3,000	Tektronix, Inc.	107,130	3,600	Vulcan Materials Company	311,940
15,700	Tellabs, Inc.(b)	249,630	8,400	Weyerhaeuser Company	608,412

6,900	Teradyne, Inc.(b)	107,019		Total Materials	12,538,955

55,800	Texas Instruments, Inc.	1,811,826
11,900	Unisys Corporation(b)	81,991	Telecommunications Services (2.1%)
8,600	VeriSign, Inc.(b)	206,314	13,500	ALLTEL Corporation	874,125
32,500	Xerox Corporation(b)	494,000	135,479	AT&T, Inc.	3,663,352
12,000	Xilinx, Inc.	305,520	62,700	BellSouth Corporation	2,172,555
44,000	Yahoo!, Inc.(b)	1,419,440	4,650	CenturyTel, Inc.	181,908

	Total Information		11,500	Citizens Communications
	Technology	65,578,980		Company	152,605

			54,118	Qwest Communications
Materials (2.0%)				International, Inc.(b,d)	368,002
7,800	Air Products and Chemicals, Inc.	524,082	103,569	Sprint Nextel Corporation	2,676,223
30,364	Alcoa, Inc.	927,924	102,170	Verizon Communications, Inc.	3,479,910

2,981	Allegheny Technologies, Inc.(d)	182,378		Total Telecommunications
2,500	Ashland, Inc.(c)	177,700		Services	13,568,680

3,700	Ball Corporation(c)	162,171
3,700	Bemis Company, Inc.	116,846	Utilities (2.0%)
33,777	Dow Chemical Company(c)	1,371,346	22,900	AES Corporation(b)	390,674
32,119	E.I. du Pont de Nemours and		5,700	Allegheny Energy, Inc.(b)	192,945
	Company	1,355,743	7,200	Ameren Corporation	358,704
2,900	Eastman Chemical Company	148,422	13,840	American Electric Power
6,400	Ecolab, Inc.	244,480		Company, Inc.	470,837
4,350	Engelhard Corporation	172,304	10,924	CenterPoint Energy, Inc.(d)	130,323
6,500	Freeport-McMoRan Copper &		7,000	Cinergy Corporation	317,870
	Gold, Inc.	388,505	7,800	CMS Energy Corporation(b)	101,010
4,000	Hercules, Inc.(b,c)	55,200	8,600	Consolidated Edison, Inc.(d)	374,100
2,800	International Flavors &		6,300	Constellation Energy Group, Inc.	344,673
	Fragrances, Inc.	96,096	12,115	Dominion Resources, Inc.	836,298
17,121	International Paper Company	591,873	6,300	DTE Energy Company	252,567
3,800	Louisiana-Pacific Corporation	103,360	32,322	Duke Energy Corporation(b)	942,186
6,380	MeadWestvaco Corporation	174,238	10,600	Dynegy, Inc.(b,d)	50,880
9,333	Monsanto Company	790,972	11,300	Edison International, Inc.	465,334
15,517	Newmont Mining Corporation	805,177	7,300	Entergy Corporation(c)	503,262
5,500	Nucor Corporation	576,345	23,274	Exelon Corporation(c)	1,231,195
5,100	Pactiv Corporation(b)	125,154	11,500	FirstEnergy Corporation	562,350
7,040	Phelps Dodge Corporation	566,931	14,000	FPL Group, Inc.	561,960
5,800	PPG Industries, Inc.	367,430	6,100	KeySpan Corporation	249,307
11,200	Praxair, Inc.	617,680	1,700	Nicor, Inc.(d)	67,252

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares	Common Stock (64.7%)	Value	Shares	Common Stock (64.7%)	Value

Utilities — continued			25,900	Southern Company	$848,743
9,534	NiSource, Inc.	$192,777	7,300	TECO Energy, Inc.	117,676
1,400	Peoples Energy Corporation(d)	49,896	16,140	TXU Corporation	722,426
12,000	PG&E Corporation	466,800	14,110	Xcel Energy, Inc.	256,096

3,500	Pinnacle West Capital Corporation	136,850	Total Utilities		12,959,831

13,200	PPL Corporation	388,080

8,891	Progress Energy, Inc.	391,026	Total Common Stock
8,800	Public Service Enterprise Group, Inc.	563,552	(cost $324,093,541)		410,759,439

9,087	Sempra Energy	422,182

Principal			Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)		Rate	Date	Value

Asset-Backed Securities (9.0%)
$2,000,000	Americredit Automobile Receivables Trust(c,e)		4.741%	4/6/2006	$2,000,804
2,000,000	Bear Stearns Asset-Backed Securities, Inc.(e)		5.058	4/25/2006	2,001,080
1,000,000	California Infrastructure PG&E Company		6.480	12/26/2009	1,015,467
2,000,000	Caterpillar Financial Asset Trust		3.900	2/25/2009	1,970,830
218,252	Chase Funding Mortgage Loan Asset-Backed Certificates		2.734	9/25/2024	217,069
2,446,651	Countrywide Asset-Backed Certificates(e)		4.898	4/25/2006	2,445,114
2,000,000	Countrywide Asset-Backed Certificates		5.549	4/25/2036	1,992,667
2,000,000	Credit-Based Asset Servicing and Securitization, LLC(e)		4.938	4/25/2006	2,000,000
1,000,000	Credit-Based Asset Servicing and Securitization, LLC		5.489	12/25/2036	1,003,249
2,500,000	DaimlerChrysler Master Owner Trust(e)		4.799	4/15/2006	2,500,202
1,168,496	Encore Credit Receivables Trust(e)		4.941	4/25/2006	1,168,733
1,921,638	FBR Securitization Trust, LLC(c,e)		4.938	4/25/2006	1,921,840
1,864,131	First Franklin Mortgage Loan Asset-Backed
	Certificates(e)		4.918	4/25/2006	1,864,455
2,000,000	First Horizon ABS Trust(e)		4.978	4/25/2006	2,000,000
2,000,000	Fremont Home Loan Trust(e)		4.978	4/25/2006	2,000,186
2,000,000	GE Dealer Floorplan Master Note Trust(e)		4.816	4/20/2006	2,000,450
2,000,000	GE Equipment Small Ticket, LLC		4.380	7/22/2009	1,973,970
2,500,000	GMAC Mortgage Corporation Loan Trust(e)		4.908	4/25/2006	2,498,542
775,000	Honda Auto Receivables Owner Trust		3.820	5/21/2010	752,383
1,500,000	John Deere Owner Trust		3.980	6/15/2009	1,476,417
390,029	Long Beach Mortgage Loan Trust(e)		4.928	4/25/2006	390,083
400,000	Massachusetts RRB Special Purpose Trust		3.780	9/15/2010	391,840
2,444,366	Master Asset-Backed Securities Trust(e)		4.898	4/25/2006	2,444,571
2,475,359	National Collegiate Student Loan Trust(e)		4.878	4/25/2006	2,475,944
2,000,000	Option One Mortgage Loan Trust(e)		4.978	4/25/2006	2,000,184
1,728,370	Popular ABS Mortgage Pass-Through Trust(e)		4.928	4/25/2006	1,728,158
1,733,291	Popular ABS Mortgage Pass-Through Trust(e)		4.948	4/25/2006	1,733,432
2,252,022	Residential Asset Securities Corporation(e)		4.898	4/25/2006	2,252,281
1,404,139	Residential Asset Securities Corporation(e)		4.928	4/25/2006	1,404,339
1,713,884	SLM Student Loan Trust(e)		4.633	4/25/2006	1,713,380

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)	Rate	Date	Value

Asset-Backed Securities — continued
$1,532,308	Specialty Underwriting and Residential Finance Trust(e)	4.938%	4/25/2006	$1,532,500
580,995	Structured Asset Investment Loan Trust(e)	4.898	4/25/2006	581,037
2,000,000	Textron Financial Floorplan Master Note Trust(e)	4.840	4/13/2006	2,004,610
1,288,896	Wachovia Mortgage Loan Trust, LLC(e)	4.928	4/25/2006	1,289,095

	Total Asset-Backed Securities			56,744,912

Basic Materials (0.2%)
250,000	Alcan, Inc.	5.000	6/1/2015	235,758
300,000	Codelco, Inc.(c)	6.375	11/30/2012	311,693
550,000	Weyerhaeuser Company(d)	6.750	3/15/2012	572,559

	Total Basic Materials			1,120,010

Capital Goods (0.4%)
350,000	Boeing Capital Corporation(d)	6.100	3/1/2011	360,768
225,000	Caterpillar, Inc.	4.500	6/15/2009	219,570
1,050,000	General Electric Company	5.000	2/1/2013	1,021,336
300,000	John Deere Capital Corporation(d)	7.000	3/15/2012	321,674
475,000	Lockheed Martin Corporation(d)	8.200	12/1/2009	518,361
225,000	Northrop Grumman Corporation	7.125	2/15/2011	239,593

	Total Capital Goods			2,681,302

Commercial Mortgage-Backed Securities (2.4%)
500,000	Banc of America Commercial Mortgage, Inc.	5.001	9/10/2010	491,508
1,000,000	Banc of America Commercial Mortgage, Inc.	5.118	7/11/2043	985,269
400,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	382,344
904,953	Commercial Mortgage Pass-Through Certificates(e)	4.849	4/15/2006	904,853
500,000	Credit Suisse First Boston Mortgage Securities
	Corporation	4.829	11/15/2037	474,582
200,000	General Electric Commercial Mortgage Corporation	4.641	9/10/2013	191,331
1,500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	1,433,403
1,000,000	Greenwich Capital Commercial Funding Corporation	5.317	6/10/2036	982,551
400,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation	4.654	1/12/2037	382,589
1,000,000	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	957,260
1,706,450	Nationslink Funding Corporation	6.316	1/20/2031	1,739,526
2,492,094	Wachovia Bank Commercial Mortgage Trust(e)	4.849	4/15/2006	2,491,935
1,872,018	Wachovia Bank Commercial Mortgage Trust(e)	4.949	4/15/2006	1,872,096
2,276,915	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	2,176,351

	Total Commercial Mortgage-Backed Securities			15,465,598

Communications Services (1.1%)
225,000	British Telecom plc	8.375	12/15/2010	250,963
450,000	Cingular Wireless, Inc.	6.500	12/15/2011	470,448
200,000	Comcast Corporation	5.500	3/15/2011	197,816
500,000	Cox Communications, Inc.(c)	7.750	11/1/2010	534,710
225,000	Deutsche Telekom International Finance BV	8.500	6/15/2010	245,033

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)	Rate	Date	Value

Communications Services — continued
$400,000	Deutsche Telekom International Finance BV	5.250%	7/22/2013	$383,993
225,000	France Telecom SA	9.250	3/1/2011	245,725
450,000	New Cingular Wireless Services, Inc.(c)	7.875	3/1/2011	493,229
500,000	News America, Inc.(d)	4.750	3/15/2010	486,622
500,000	SBC Communications, Inc.	5.875	2/1/2012	502,959
600,000	Sprint Capital Corporation	7.625	1/30/2011	648,898
450,000	Sprint Capital Corporation	6.900	5/1/2019	480,741
550,000	Telecom Italia Capital SA	5.250	11/15/2013	521,128
425,000	Tele-Communications, Inc. (TCI Group)	7.875	8/1/2013	466,508
1,000,000	Verizon Global Funding Corporation	7.250	12/1/2010	1,061,825

	Total Communications Services			6,990,598

Consumer Cyclical (0.4%)
650,000	AOL Time Warner, Inc.	6.875	5/1/2012	681,509
500,000	DaimlerChrysler North American Holdings Corporation(d)	6.500	11/15/2013	508,534
500,000	Johnson Controls, Inc.	7.125	7/15/2017	540,862
475,000	Toyota Motor Credit Corporation	2.875	8/1/2008	450,917
450,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	539,525

	Total Consumer Cyclical			2,721,347

Consumer Non-Cyclical (0.5%)
500,000	Bunge Limited Finance Corporation	4.375	12/15/2008	485,466
425,000	Coca-Cola HBC Finance BV	5.125	9/17/2013	411,437
482,000	General Mills, Inc.	6.000	2/15/2012	491,029
250,000	GlaxoSmithKline Capital, Inc.(d)	5.375	4/15/2034	237,686
500,000	Kraft Foods, Inc.	6.250	6/1/2012	515,063
500,000	Kroger Company(d)	4.950	1/15/2015	463,564
500,000	WellPoint, Inc.	5.000	12/15/2014	476,882

	Total Consumer Non-Cyclical			3,081,127

Energy (0.3%)
500,000	Burlington Resources, Inc.	6.500	12/1/2011	524,798
800,000	Conoco Funding Company	6.350	10/15/2011	834,129
250,000	PennzEnergy Company	10.125	11/15/2009	285,269
500,000	Union Oil Company of California	5.050	10/1/2012	495,625

	Total Energy			2,139,821

Financials (2.5%)
450,000	Allstate Corporation	5.000	8/15/2014	433,263
250,000	Associates Corporation of North America(c)	6.250	11/1/2008	255,701
725,000	Bank of America Corporation(d)	3.875	1/15/2008	708,210
675,000	Bank of America Corporation(d)	4.750	8/15/2013	643,230
1,350,000	Bank One Corporation	5.900	11/15/2011	1,372,014
700,000	BB&T Corporation	6.500	8/1/2011	734,243
900,000	BNP Paribas SA	5.186	6/29/2049	844,182
650,000	CIT Group, Inc.(d)	4.750	12/15/2010	629,214

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)	Rate	Date	Value

Financials — continued
$1,000,000	Citigroup, Inc.(d)	3.500%	2/1/2008	$969,952
650,000	Credit Suisse First Boston USA, Inc.(d)	3.875	1/15/2009	625,609
450,000	EOP Operating, LP(d)	4.750	3/15/2014	414,417
675,000	Goldman Sachs Group, Inc.	6.600	1/15/2012	707,667
425,000	Household Finance Corporation(d)	4.750	5/15/2009	417,248
500,000	HSBC Finance Corporation(d)	5.000	6/30/2015	471,920
650,000	Lehman Brothers Holdings, Inc.	3.950	11/10/2009	618,513
450,000	Merrill Lynch & Company, Inc.	5.000	2/3/2014	431,559
350,000	MetLife, Inc.	5.000	6/15/2015	333,107
1,100,000	Morgan Stanley Dean Witter & Company(d)	6.750	4/15/2011	1,157,915
425,000	ProLogis Trust	5.500	3/1/2013	418,223
500,000	Prudential Financial, Inc.	4.750	6/13/2015	466,955
400,000	Residential Capital Corporation	6.375	6/30/2010	402,968
450,000	Student Loan Marketing Corporation	4.000	1/15/2010	424,422
450,000	Union Planters Corporation	4.375	12/1/2010	431,028
425,000	Wachovia Bank NA(d)	4.875	2/1/2015	400,919
500,000	Washington Mutual Bank FA	5.500	1/15/2013	494,176
900,000	Wells Fargo & Company	4.200	1/15/2010	863,753

	Total Financials			15,670,408

Foreign (1.3%)
1,500,000	Canadian Government(d)	5.250	11/5/2008	1,512,782
625,000	European Investment Bank(d)	3.000	6/16/2008	598,877
450,000	Export-Import Bank of Korea	4.125	2/10/2009	434,489
1,200,000	Inter-American Development Bank	5.375	11/18/2008	1,210,360
1,000,000	Ontario Electricity Financial Corporation(d)	7.450	3/31/2013	1,124,660
425,000	Pemex Project Funding Master Trust	9.125	10/13/2010	478,125
250,000	Petro-Canada, Ltd.	8.600	1/15/2010	282,566
500,000	Province of Newfoundland	8.650	10/22/2022	661,678
600,000	Province of Quebec	4.875	5/5/2014	581,391
750,000	Republic of Italy(d)	4.375	6/15/2013	712,255
900,000	United Mexican States(d)	5.625	1/15/2017	871,650

	Total Foreign			8,468,833

Mortgage-Backed Securities (11.4%)
24,204	Federal Home Loan Mortgage Corporation
	Gold 7-Yr. Balloon	6.000	4/1/2006	24,204
14,572	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	4/1/2009	14,728
15,137	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.500	8/1/2010	15,649
13,316	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	11/1/2010	13,695
72,004	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	2/1/2011	74,055

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal				Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)			Rate	Date	Value

Mortgage-Backed Securities — continued
$50,711	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	6.000%	5/1/2012	$51,285
17,015	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	7.000	8/1/2012	17,514
34,025	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	6.500	11/1/2012	34,738
17,662	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	6.500	8/1/2013	18,034
121,084	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	6.000	2/1/2014	122,576
174,377	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	5.500	4/1/2014	173,689
172,513	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	6.000	4/1/2014	174,598
65,558	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	6.500	6/1/2014	66,943
70,063	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	7.500	9/1/2014	72,961
1,636,153	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	5.500	12/1/2017	1,626,667
7,728	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	8.000	6/1/2012	8,151
24,058	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	4/1/2024	24,641
90,996	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	9.000	11/1/2024	99,472
4,208	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	9.000	4/1/2025	4,598
6,138	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	9/1/2025	6,337
5,986	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	8.500	9/1/2025	6,443
19,485	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	8.000	1/1/2026	20,785
5,672	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	5/1/2026	5,810
20,096	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	5/1/2026	20,740
32,060	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.000	7/1/2026	32,170
2,632	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.500	7/1/2026	2,759
1,665	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.500	8/1/2026	1,745
10,028	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	8.000	11/1/2026	10,697

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal				Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)			Rate	Date	Value

Mortgage-Backed Securities — continued
$6,364	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.500%	1/1/2027	$6,671
16,743	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	2/1/2027	17,151
16,555	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	2/1/2027	17,071
20,270	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	8.000	3/1/2027	21,622
11,684	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.500	4/1/2027	12,236
4,927	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	5/1/2027	5,080
30,650	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	8.000	6/1/2027	32,696
11,946	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	8.500	7/1/2027	12,874
12,940	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	9/1/2027	13,344
18,973	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	8.000	10/1/2027	20,240
17,071	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.500	11/1/2027	17,877
6,614	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	12/1/2027	6,775
14,376	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.500	12/1/2027	15,055
46,908	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	3/1/2028	48,355
17,222	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.500	5/1/2028	18,035
60,983	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	6/1/2028	62,463
25,661	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	10/1/2028	26,452
67,152	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	11/1/2028	68,782
14,784	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	1/1/2029	15,143
117,650	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.000	3/1/2029	117,995
66,423	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	4/1/2029	68,037
105,498	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.000	5/1/2029	105,807
107,513	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	5/1/2029	110,733

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$45,486	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500%	7/1/2029	$46,592
68,713	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	8/1/2029	70,383
18,600	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	9/1/2029	19,157
27,878	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	10/1/2029	28,713
29,902	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	11/1/2029	31,281
9,662	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	1/1/2030	9,951
65,776	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	1/1/2030	68,740
18,771	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	8/1/2030	19,983
97,047	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	3/1/2031	97,237
303,860	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	6/1/2031	304,456
233,619	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	1/1/2032	234,078
980,178	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	10/1/2032	981,709
7,000,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through(g)	5.000	4/1/2036	6,658,750
4,050,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through(g)	6.000	4/1/2036	4,051,264
6,994	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	9.000	4/1/2010	7,367
6,807	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	2/1/2011	6,890
10,751	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	8.000	5/1/2011	11,263
17,717	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.000	6/1/2011	18,205
8,182	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	7/1/2011	8,350
7,612	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.500	7/1/2011	7,861
54,891	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	5/1/2012	56,175
26,885	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	7/1/2012	27,514
50,395	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.000	10/1/2012	51,775

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$14,665	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	7.000%	12/1/2012	$15,067
29,454	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.500	6/1/2013	30,148
184,366	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	5.500	12/1/2013	183,790
143,447	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.000	12/1/2013	145,311
32,824	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	7.500	4/1/2015	34,343
19,950,000	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through(g)	5.000	4/1/2021	19,445,026
95,256	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	11/1/2013	96,533
11,003	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	10.500	8/1/2020	12,148
6,415	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	9.500	4/1/2025	7,103
1,734	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	9/1/2025	1,812
8,868	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.500	11/1/2025	9,521
6,022	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	1/1/2026	6,215
19,570	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	2/1/2026	20,062
8,027	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	3/1/2026	8,285
12,101	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	4/1/2026	12,405
1,694	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.500	5/1/2026	1,820
6,703	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	7/1/2026	7,008
31,873	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	8/1/2026	33,320
2,486	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	8/1/2026	2,647
36,237	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	9.000	9/1/2026	39,535
11,237	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	11/1/2026	11,598
5,495	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	11/1/2026	5,852
2,271	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	12/1/2026	2,374

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$3,331	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500%	2/1/2027	$3,482
10,837	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	3/1/2027	11,185
9,797	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	5/1/2027	10,245
16,492	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	7/1/2027	16,909
10,874	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	7/1/2027	11,223
5,170	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	7/1/2027	5,509
20,779	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	8/1/2027	21,729
66,937	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	9/1/2027	71,324
14,767	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	10/1/2027	15,241
73,703	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	12/1/2027	77,072
7,313	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	12/1/2027	7,792
28,476	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	2/1/2028	29,196
17,965	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	2/1/2028	18,542
185,501	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	7/1/2028	190,195
43,436	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	8/1/2028	44,814
103,716	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	11/1/2028	106,341
4,907	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	11/1/2028	5,063
142,812	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	12/1/2028	143,163
54,320	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	12/1/2028	56,044
73,763	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	3/1/2029	73,948
81,309	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	6/1/2029	83,358
117,096	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	7/1/2029	117,389
30,844	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	7/1/2029	31,621

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$119,655	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500%	8/1/2029	$125,153
132,653	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	11/1/2029	132,984
106,646	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	11/1/2029	109,991
37,324	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.500	4/1/2030	40,157
12,696	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	8/1/2030	13,270
199,560	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	7/1/2031	204,172
89,700	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	10/1/2031	91,773
103,587	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	12/1/2031	105,981
129,591	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	5/1/2032	132,495
728,651	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	7/1/2032	744,979
31,400,000	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through(g)	5.500	4/1/2036	30,644,453
8,911	Government National Mortgage Association
	15-Yr.	Pass Through	6.500	5/15/2009	9,059
22,710	Government National Mortgage Association
	15-Yr.	Pass Through	6.000	4/15/2011	23,028
6,911	Government National Mortgage Association
	15-Yr.	Pass Through	6.500	6/15/2011	7,080
10,356	Government National Mortgage Association
	15-Yr.	Pass Through	7.500	7/15/2011	10,788
29,940	Government National Mortgage Association
	15-Yr.	Pass Through	7.000	4/15/2012	30,969
145,923	Government National Mortgage Association
	15-Yr.	Pass Through	6.000	7/15/2014	148,625
4,359	Government National Mortgage Association
	30-Yr.	Pass Through	9.500	12/15/2024	4,826
14,993	Government National Mortgage Association
	30-Yr.	Pass Through	9.500	1/15/2025	16,614
36,975	Government National Mortgage Association
	30-Yr.	Pass Through	9.000	3/15/2025	40,137
3,068	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	8/15/2025	3,228
49,690	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	1/15/2026	51,856
4,847	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	3/15/2026	5,022

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$27,146	Government National Mortgage Association
	30-Yr.	Pass Through	7.000%	4/15/2026	$28,330
7,275	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	4/15/2026	7,800
33,384	Government National Mortgage Association
	30-Yr.	Pass Through	6.000	5/15/2026	33,848
23,624	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	5/15/2026	24,654
10,249	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	5/15/2026	10,778
49,721	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	6/15/2026	51,889
7,743	Government National Mortgage Association
	30-Yr.	Pass Through	8.500	6/15/2026	8,334
3,475	Government National Mortgage Association
	30-Yr.	Pass Through	8.500	7/15/2026	3,741
31,991	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	9/15/2026	34,299
9,974	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	10/15/2026	10,489
18,700	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	11/15/2026	20,049
3,269	Government National Mortgage Association
	30-Yr.	Pass Through	8.500	11/15/2026	3,519
6,710	Government National Mortgage Association
	30-Yr.	Pass Through	9.000	12/15/2026	7,289
2,718	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	1/15/2027	2,856
42,328	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	4/15/2027	44,478
11,390	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	6/20/2027	12,125
3,982	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	8/15/2027	4,259
109,773	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	10/15/2027	113,892
50,696	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	10/15/2027	52,927
44,554	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	11/15/2027	46,515
36,747	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	7/15/2028	38,142
112,723	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	7/15/2028	117,545
29,143	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	7/15/2028	30,604

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$125,341	Government National Mortgage Association
	30-Yr. Pass Through	6.500%	9/15/2028	$130,100
106,237	Government National Mortgage Association
	30-Yr. Pass Through	6.000	12/15/2028	107,671
102,233	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2029	106,156
276,965	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	287,591
74,831	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2029	77,703
51,388	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2029	53,602
197,732	Government National Mortgage Association
	30-Yr. Pass Through	6.000	6/15/2029	200,325
85,742	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2029	89,437
13,724	Government National Mortgage Association
	30-Yr. Pass Through	7.500	8/15/2029	14,404
11,880	Government National Mortgage Association
	30-Yr. Pass Through	8.500	9/15/2029	12,788
109,974	Government National Mortgage Association
	30-Yr. Pass Through	8.000	5/15/2030	117,602
72,109	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	75,206
147,599	Government National Mortgage Association
	30-Yr. Pass Through	6.500	2/15/2032	153,054

	Total Mortgage-Backed Securities			72,517,821

Technology (0.1%)
500,000	International Business Machines Corporation	7.500	6/15/2013	561,606

	Total Technology			561,606

Transportation (0.2%)
425,000	CSX Corporation	5.500	8/1/2013	421,518
450,000	FedEx Corporation	3.500	4/1/2009	427,515
500,000	Union Pacific Corporation(d)	6.500	4/15/2012	522,428

	Total Transportation			1,371,461

U.S. Government (10.2%)

1,020,000	Federal Home Loan Bank	6.625	8/27/2007	1,040,481
1,000,000	Federal Home Loan Bank	2.750	3/14/2008	957,413
1,000,000	Federal Home Loan Bank	5.925	4/9/2008	1,016,204
2,000,000	Federal Home Loan Bank	4.100	6/13/2008	1,960,358
2,000,000	Federal Home Loan Bank(d)	4.250	10/14/2008	1,973,836
2,500,000	Federal Home Loan Bank(d)	4.625	11/21/2008	2,472,562
1,000,000	Federal Home Loan Bank	3.750	8/18/2009	958,719

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (40.7%)	Rate	Date	Value

U.S. Government — continued

$3,000,000	Federal Home Loan Mortgage Corporation	5.750%	4/15/2008	$3,036,717
1,500,000	Federal Home Loan Mortgage Corporation(d)	5.125	7/15/2012	1,495,270
600,000	Federal National Mortgage Association(d)	3.250	1/15/2008	581,507
1,000,000	Federal National Mortgage Association(d)	5.250	1/15/2009	1,003,988
4,000,000	Federal National Mortgage Association(d)	4.250	8/15/2010	3,860,412
850,000	Federal National Mortgage Association	6.250	2/1/2011	881,538
1,300,000	Federal National Mortgage Association	5.000	3/15/2016	1,281,166
1,500,000	Federal National Mortgage Association	5.625	4/17/2028	1,529,802
1,000,000	Federal National Mortgage Association(d)	7.125	1/15/2030	1,238,707
1,000,000	Resolution Funding Corporation	8.625	1/15/2021	1,319,574
5,900,000	U.S. Treasury Bonds(d)	7.250	5/15/2016	6,977,670
925,000	U.S. Treasury Bonds(d)	8.875	2/15/2019	1,259,228
650,000	U.S. Treasury Bonds(d)	7.875	2/15/2021	839,110
600,000	U.S. Treasury Bonds(d)	8.000	11/15/2021	788,156
400,000	U.S. Treasury Bonds(d)	7.250	8/15/2022	496,031
250,000	U.S. Treasury Bonds(d)	7.625	11/15/2022	320,918
625,000	U.S. Treasury Bonds(d)	7.125	2/15/2023	768,652
750,000	U.S. Treasury Bonds(d)	6.250	8/15/2023	850,606
1,100,000	U.S. Treasury Bonds(d)	7.500	11/15/2024	1,418,570
500,000	U.S. Treasury Bonds(d)	6.875	8/15/2025	610,352
2,275,000	U.S. Treasury Bonds(d)	5.250	11/15/2028	2,335,963
4,750,000	U.S. Treasury Bonds(d)	6.125	8/15/2029	5,445,799
1,500,000	U.S. Treasury Notes(d)	3.375	2/15/2008	1,460,976
3,500,000	U.S. Treasury Notes(d)	5.500	2/15/2008	3,542,245
900,000	U.S. Treasury Notes(d)	5.500	5/15/2009	917,965
4,400,000	U.S. Treasury Notes(d)	6.000	8/15/2009	4,558,985
4,620,000	U.S. Treasury Notes(d)	5.000	2/15/2011	4,657,538
750,000	U.S. Treasury Notes(d)	4.750	5/15/2014	743,438

	Total U.S. Government			64,600,456

Utilities (0.7%)
450,000	Duke Capital Corporation	7.500	10/1/2009	476,772
450,000	FirstEnergy Corporation	6.450	11/15/2011	465,631
750,000	Niagara Mohawk Power Corporation	7.750	10/1/2008	788,304
425,000	Oncor Electric Delivery Company	6.375	1/15/2015	438,570
700,000	Public Service Company of Colorado	7.875	10/1/2012	791,652
1,000,000	Public Service Electric & Gas Company	6.375	5/1/2008	1,017,921
225,000	Southern California Edison Company	5.000	1/15/2014	216,672

	Total Utilities			4,195,522

	Total Long-Term Fixed Income (cost $261,638,811)			258,330,822

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.1%)	Rate	Date	Value

70,191,954	Thrivent Financial Securities Lending Trust	4.770%	N/A	$70,191,954

	Total Collateral Held for Securities Loaned
	(cost $70,191,954)			70,191,954

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.5%)	Rate(h)	Date	Value

$500,000	Federal National Mortgage Association(f)	4.886%	8/16/2006	$490,869
16,675,000	Preferred Receivables Funding Corporation	4.830	4/3/2006	16,670,526
11,723,635	Thrivent Money Market Portfolio(f)	4.460	N/A	11,723,635

	Total Short-Term Investments (cost $28,885,297)			28,885,030

	Total Investments (cost $684,809,603) (121.0%)			$768,167,245

	Other Assets and Liabilities, Net (21.0%)			(133,280,999)

	Total Net Assets 100.0%			$634,886,246

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) Designated as cover for long settling trades.

(d) All or a portion of the security is on loan.

(e) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(f) At March 31, 2006, $490,869 in Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, 803 shares of Tronox, Inc. common stock valued at $13,635 and $11,723,635 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 500 Futures	29	June 2006	Long	$9,448,925	$9,329,445	$119,480

(g) Denotes investments purchased on a when-issued basis.

(h) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(i) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$128,448,777
Gross unrealized depreciation	(45,091,135)

Net unrealized appreciation	$83,357,642
Cost for federal income tax purposes	$684,809,603

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	High Yield Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.8%)	Rate	Date	Value

Basic Materials (12.2%)
$4,660,000	Abitibi-Consolidated, Inc.(b)	8.550%	8/1/2010	$4,683,300
1,490,000	Ainsworth Lumber Company, Ltd.(c)	8.710	6/30/2006	1,490,000
3,340,000	Ainsworth Lumber Company, Ltd.	6.750	3/15/2014	2,897,450
2,330,000	Appleton Papers, Inc.	8.125	6/15/2011	2,341,650
2,820,000	Appleton Papers, Inc.	9.750	6/15/2014	2,798,850
3,450,000	Arch Western Finance, LLC	6.750	7/1/2013	3,424,125
2,430,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	2,691,225
2,250,000	Buckeye Technologies, Inc.(d)	8.000	10/15/2010	2,171,250
1,400,000	Buckeye Technologies, Inc.	8.500	10/1/2013	1,410,500
2,530,000	Cellu Tissue Holdings, Inc.	9.750	3/15/2010	2,536,325
3,460,000	Chaparral Steel Company	10.000	7/15/2013	3,857,900
3,470,000	Crystal US Holdings 3, LLC/Crystal US Sub 3
	Corporation(b,e)	Zero Coupon	10/1/2009	2,706,600
3,550,000	Domtar, Inc.	7.125	8/1/2015	3,141,750
3,020,000	Drummond Company, Inc.	7.375	2/15/2016	3,012,450
2,470,000	Equistar Chemicals, LP(b)	10.125	9/1/2008	2,624,375
2,475,000	Equistar Chemicals, LP	10.625	5/1/2011	2,679,188
3,400,000	Georgia-Pacific Corporation	8.125	5/15/2011	3,536,000
3,780,000	Graphic Packaging International Corporation(b)	9.500	8/15/2013	3,534,300
3,217,000	Huntsman International, LLC(b)	10.125	7/1/2009	3,297,425
2,470,000	IMCO Recycling, Inc.	10.375	10/15/2010	2,723,175
4,510,000	Ineos Group Holdings plc	8.500	2/15/2016	4,284,500
1,700,000	Ispat Inland ULC(c)	11.280	7/3/2006	1,751,000
1,196,000	Ispat Inland ULC	9.750	4/1/2014	1,352,975
1,770,000	Jefferson Smurfit Corporation	8.250	10/1/2012	1,736,812
3,520,000	Lyondell Chemical Company	10.500	6/1/2013	3,898,400
4,200,000	MacDermid, Inc.	9.125	7/15/2011	4,431,000
3,550,000	Massey Energy Company(b)	6.875	12/15/2013	3,479,000
1,970,000	Metals USA, Inc.	11.125	12/1/2015	2,167,000
2,990,000	Nalco Company	7.750	11/15/2011	3,027,375
3,950,000	Nell AF SARL(b)	8.375	8/15/2015	3,920,375
1,230,000	Novelis, Inc.	7.250	2/15/2015	1,180,800
2,078,000	Rockwood Specialties, Inc.	10.625	5/15/2011	2,280,605
3,460,000	Ryerson, Inc.(b)	8.250	12/15/2011	3,442,700
1,970,000	Southern Copper Corporation(b)	7.500	7/27/2035	1,916,958
3,400,000	Steel Dynamics, Inc.(b)	9.500	3/15/2009	3,561,500
2,280,000	Stone Container Finance(b)	7.375	7/15/2014	2,120,400
3,450,000	Tronox Worldwide, LLC	9.500	12/1/2012	3,622,500

	Total Basic Materials			105,731,738

Capital Goods (10.0%)
1,980,000	Ahern Rentals, Inc.	9.250	8/15/2013	2,064,150
490,000	Aleris International, Inc.(b)	9.000	11/15/2014	513,275
4,830,000	Allied Waste North America, Inc.(b)	7.875	4/15/2013	5,041,312
2,990,000	Amsted Industries, Inc.	10.250	10/15/2011	3,296,475

	The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.8%)	Rate	Date	Value

Capital Goods — continued
$3,030,000	Ball Corporation	6.625%	3/15/2018	$3,014,850
1,000,000	Browning-Ferris Industries, Inc.	9.250	5/1/2021	1,042,500
1,000,000	Browning-Ferris Industries, Inc.(b)	7.400	9/15/2035	930,000
2,520,000	Builders Firstsource, Inc.(c)	8.999	5/15/2006	2,583,000
5,240,000	Case New Holland, Inc.	9.250	8/1/2011	5,593,700
2,010,000	Case New Holland, Inc.(d)	7.125	3/1/2014	1,984,875
4,080,000	Consolidated Container Company, LLC(e)	Zero Coupon	6/15/2007	3,753,600
3,010,000	Covalence Specialty Materials Corporation	10.250	3/1/2016	3,160,500
2,710,000	Crown Americas, Inc.(b)	7.625	11/15/2013	2,804,850
2,710,000	Crown Americas, Inc.	7.750	11/15/2015	2,811,625
3,400,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	3,638,000
1,730,000	DRS Technologies, Inc.	7.625	2/1/2018	1,781,900
2,850,000	Erico International Corporation	8.875	3/1/2012	2,935,500
2,850,000	Fastentech, Inc.	11.500	5/1/2011	2,850,000
2,470,000	Graham Packaging Company, Inc.(b)	9.875	10/15/2014	2,500,875
3,030,000	K&F Acquisition, Inc.(b)	7.750	11/15/2014	3,067,875
1,150,000	Legrand SA	8.500	2/15/2025	1,408,750
1,700,000	Mueller Group, Inc.	10.000	5/1/2012	1,861,500
4,960,000	Mueller Holdings, Inc.(e)	Zero Coupon	4/15/2009	4,042,400
2,760,000	NationsRent, Inc.	9.500	10/15/2010	3,001,500
700,000	NationsRent, Inc.(b)	9.500	5/1/2015	756,000
4,000,000	Norcraft Companies, LP/Norcraft Finance Corporation	9.000	11/1/2011	4,160,000
2,665,000	Owens-Brockway Glass Container, Inc.	8.875	2/15/2009	2,774,931
1,400,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	1,463,000
3,150,000	Owens-Illinois, Inc.(b)	7.500	5/15/2010	3,189,375
3,455,000	Plastipak Holdings, Inc.	8.500	12/15/2015	3,524,100
3,310,000	TransDigm, Inc.	8.375	7/15/2011	3,458,950
3,000,000	United Rentals North America, Inc.	6.500	2/15/2012	2,940,000

	Total Capital Goods			87,949,368

Communications Services (16.4%)
4,000,000	Alamosa Delaware, Inc.(d)	8.500	1/31/2012	4,310,000
2,470,000	American Cellular Corporation	10.000	8/1/2011	2,679,950
3,960,000	American Tower Corporation	7.125	10/15/2012	4,118,400
2,300,000	American Towers, Inc.(b)	7.250	12/1/2011	2,397,750
1,970,000	AT&T Corporation(b)	9.050	11/15/2011	2,129,588
4,535,700	CCH I, LLC	11.000	10/1/2015	3,770,301
2,960,000	Centennial Communications Corporation(b)	8.125	2/1/2014	3,019,200
1,970,000	Charter Communications Holdings, LLC	8.625	4/1/2009	1,319,900
2,570,000	Charter Communications Holdings, LLC	8.750	11/15/2013	2,499,325
2,970,000	Charter Communications Operating, LLC	8.000	4/30/2012	2,955,150
3,945,000	Citizens Communications Company	9.250	5/15/2011	4,329,638
3,630,000	CSC Holdings, Inc.(b)	7.625	4/1/2011	3,648,150
1,660,000	Dex Media West, LLC/Dex Media West
	Finance Company	9.875	8/15/2013	1,836,375
1,700,000	Dex Media, Inc.(b,e)	Zero Coupon	11/15/2008	1,436,500

	The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.8%)	Rate	Date	Value

Communications Services — continued
$3,400,000	Dex Media, Inc.	8.000%	11/15/2013	$3,502,000
3,960,000	Dobson Cellular Systems	9.875	11/1/2012	4,326,300
2,250,000	EchoStar DBS Corporation	6.375	10/1/2011	2,199,375
2,550,000	Eircom Funding	8.250	8/15/2013	2,744,438
3,950,000	Insight Midwest, LP/Insight Capital, Inc.	10.500	11/1/2010	4,157,375
2,960,000	Intelsat Subsidiary Holding Company, Ltd.(b)	8.625	1/15/2015	3,056,200
2,900,000	IPCS Escrow Company	11.500	5/1/2012	3,306,000
4,200,000	Kabel Deutschland GmbH	10.625	7/1/2014	4,483,500
475,000	Morris Publishing Group, LLC	7.000	8/1/2013	448,281
4,000,000	Nextel Communications, Inc.	6.875	10/31/2013	4,127,096
4,000,000	Nextel Partners, Inc.	8.125	7/1/2011	4,230,000
1,605,000	PanAmSat Corporation	9.000	8/15/2014	1,689,262
2,315,000	PanAmSat Holding Corporation(b,e)	Zero Coupon	11/1/2009	1,666,800
3,030,000	PRIMEDIA, Inc.(b,c)	10.116	5/15/2006	3,075,450
1,710,000	Quebecor Media, Inc.	7.750	3/15/2016	1,757,025
2,470,000	Qwest Communications International, Inc.(c)	8.250	5/15/2006	2,525,575
1,970,000	Qwest Communications International, Inc.	7.250	2/15/2011	2,019,250
1,470,000	Qwest Communications International, Inc.(b)	7.500	2/15/2014	1,514,100
990,000	Qwest Corporation(c)	8.160	6/15/2006	1,089,000
4,950,000	Qwest Corporation	7.875	9/1/2011	5,284,125
1,490,000	Qwest Corporation	7.625	6/15/2015	1,594,300
3,270,000	R.H. Donnelley Corporation	8.875	1/15/2016	3,400,800
1,480,000	Rainbow National Services, LLC	8.750	9/1/2012	1,576,200
3,460,000	Rainbow National Services, LLC	10.375	9/1/2014	3,875,200
1,480,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	1,559,550
3,460,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	3,710,850
2,020,000	Rural Cellular Corporation(b)	9.750	1/15/2010	2,050,300
1,980,000	Rural Cellular Corporation	9.875	2/1/2010	2,113,650
976,000	SBA Telecommunications, Inc.(e)	Zero Coupon	12/15/2007	932,080
2,965,000	UbiquiTel Operating Company	9.875	3/1/2011	3,239,262
3,150,000	US Unwired, Inc.	10.000	6/15/2012	3,531,938
4,520,000	Valor Telecommunications Enterprises, LLC(b)	7.750	2/15/2015	4,734,700
3,950,000	Videotron Ltee	6.875	1/15/2014	3,969,750
3,220,000	WDAC Subsidiary Corporation(b)	8.375	12/1/2014	3,179,750
2,500,000	XM Satellite Radio, Inc.(c)	10.180	5/1/2006	2,531,250
3,950,000	Zeus Special Subsidiary, Ltd.(e)	Zero Coupon	2/1/2010	2,735,375

	Total Communications Services			142,386,334

Consumer Cyclical (20.3%)
1,980,000	Allied Security Escrow Corporation	11.375	7/15/2011	1,881,000
4,300,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	4,407,500
1,970,000	ArvinMeritor, Inc.	8.750	3/1/2012	1,940,450
4,750,000	Beazer Homes USA, Inc.(b)	8.625	5/15/2011	4,963,750
2,910,000	Blockbuster, Inc.	9.000	9/1/2012	2,546,250
4,290,000	Bon-Ton Stores, Inc.(b)	10.250	3/15/2014	4,126,980
2,970,000	Boyd Gaming Corporation(b)	7.750	12/15/2012	3,111,075

	The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.8%)	Rate	Date	Value

Consumer Cyclical — continued
$3,920,000	Buffets, Inc.(b)	11.250%	7/15/2010	$4,096,400
2,960,000	Buhrmann U.S., Inc.	7.875	3/1/2015	2,997,000
2,850,000	Caesars Entertainment, Inc.	8.125	5/15/2011	3,099,375
1,980,000	Circus & Eldorado Joint Venture/
	Silver Legacy Capital Corporation(b)	10.125	3/1/2012	2,128,500
2,470,000	D.R. Horton, Inc.(b)	4.875	1/15/2010	2,378,212
3,950,000	Dollarama Group, LP(b)	8.875	8/15/2012	3,989,500
5,020,000	Ford Motor Credit Company	7.375	2/1/2011	4,618,219
5,020,000	Gaylord Entertainment Company	6.750	11/15/2014	4,894,500
21,280,000	General Motors Acceptance Corporation(b)	6.875	9/15/2011	19,834,641
4,530,000	Group 1 Automotive, Inc.	8.250	8/15/2013	4,575,300
2,470,000	Hilton Hotels Corporation	7.625	12/1/2012	2,625,244
4,030,000	Host Marriott, LP(b)	6.375	3/15/2015	3,964,512
2,020,000	Host Marriott, LP(f)	6.750	6/1/2016	2,017,475
4,930,000	IAAI Finance Corporation	11.000	4/1/2013	5,188,825
1,750,000	Imax Corporation(b)	9.625	12/1/2010	1,855,000
3,960,000	Jean Coutu Group (PJC), Inc.(b)	8.500	8/1/2014	3,633,300
3,750,000	K Hovnanian Enterprises, Inc.	7.500	5/15/2016	3,696,994
3,940,000	KB Home(b)	6.250	6/15/2015	3,680,378
4,280,000	Kerzner International, Ltd.	6.750	10/1/2015	4,504,700
7,000,000	Lear Corporation	8.110	5/15/2009	6,510,000
2,020,000	MGM MIRAGE(f)	6.750	4/1/2013	2,009,900
8,190,000	MGM MIRAGE(b)	5.875	2/27/2014	7,719,075
4,550,000	Mohegan Tribal Gaming Authority	6.375	7/15/2009	4,527,250
5,200,000	NCL Corporation	10.625	7/15/2014	5,382,000
1,720,000	Nebraska Book Company, Inc.	8.625	3/15/2012	1,582,400
2,370,000	Penn National Gaming, Inc.(b)	6.875	12/1/2011	2,411,475
2,800,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,800,000
4,280,000	Poster Financial Group, Inc.(b)	8.750	12/1/2011	4,504,700
6,270,000	Rent-Way, Inc.	11.875	6/15/2010	6,552,150
3,820,000	TRW Automotive, Inc.	9.375	2/15/2013	4,130,375
5,910,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	6,146,400
3,935,000	Universal City Florida Holding Company I/II(c)	9.430	5/1/2006	3,994,025
2,910,000	VICORP Restaurants, Inc.(b)	10.500	4/15/2011	2,713,575
1,730,000	Walt Disney Company, Convertible	2.125	4/15/2023	1,857,588
3,350,000	Warnaco, Inc.	8.875	6/15/2013	3,559,375
5,048,000	WMG Holdings Corporation(e)	Zero Coupon	12/15/2009	3,716,590

	Total Consumer Cyclical			176,871,958

Consumer Non-Cyclical (6.8%)
1,970,000	DaVita, Inc.(b)	6.625	3/15/2013	1,965,075
1,980,000	DaVita, Inc.(b)	7.250	3/15/2015	1,989,900
1,980,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	1,876,050
2,010,000	Elan Finance plc/Elan Finance Corporation(b,c)	8.749	5/15/2006	1,979,850
2,970,000	Fisher Scientific International, Inc.	6.125	7/1/2015	2,899,462
4,520,000	HCA, Inc.	6.500	2/15/2016	4,403,642

	The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.8%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$3,950,000	IASIS Healthcare, LLC (IASIS Capital Corporation)(b)	8.750%	6/15/2014	$3,950,000
2,150,000	Jafra Cosmetics	10.750	5/15/2011	2,340,812
5,800,000	Jostens Holding Corporation(e)	Zero Coupon	12/1/2008	4,437,000
3,950,000	Michael Foods, Inc.	8.000	11/15/2013	4,024,062
2,470,000	Omnicare, Inc.	6.750	12/15/2013	2,457,650
840,000	Omnicare, Inc.(b)	6.875	12/15/2015	837,900
2,460,000	Smithfield Foods, Inc.(b)	8.000	10/15/2009	2,564,550
990,000	Smithfield Foods, Inc.	7.000	8/1/2011	985,050
2,465,000	Stater Brothers Holdings, Inc.(b)	8.125	6/15/2012	2,461,919
4,190,000	Triad Hospitals, Inc.	7.000	5/15/2012	4,190,000
3,700,000	US Oncology Holdings, Inc.(c)	10.320	9/15/2006	3,709,250
2,230,000	US Oncology, Inc.	9.000	8/15/2012	2,308,050
3,530,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	3,609,425
3,960,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	3,940,200
2,100,000	Warner Chilcott Corporation	8.750	2/1/2015	2,084,250

	Total Consumer Non-Cyclical			59,014,097

Energy (4.8%)
1,980,000	Chesapeake Energy Corporation	6.375	6/15/2015	1,947,825
3,470,000	Chesapeake Energy Corporation	6.250	1/15/2018	3,391,925
1,010,000	Compton Petroleum Finance Corporation(f)	7.625	12/1/2013	1,010,000
2,960,000	Compton Petroleum Finance Corporation	7.625	12/1/2013	2,960,000
2,225,000	Denbury Resources, Inc.	7.500	12/15/2015	2,314,000
3,470,000	Harvest Operations Corporation	7.875	10/15/2011	3,400,600
3,880,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	3,724,800
1,755,000	Magnum Hunter Resources, Inc.	9.600	3/15/2012	1,882,238
3,475,000	Ocean Rig Norway AS	8.375	7/1/2013	3,700,875
2,950,000	Pioneer Natural Resources Company(b)	5.875	7/15/2016	2,795,644
3,480,000	Pride International, Inc.	7.375	7/15/2014	3,654,000
3,010,000	Quicksilver Resources, Inc.	7.125	4/1/2016	2,972,375
3,800,000	Western Oil Sands, Inc.(b)	8.375	5/1/2012	4,218,000
2,470,000	Whiting Petroleum Corporation	7.250	5/1/2012	2,460,738
985,000	Whiting Petroleum Corporation	7.000	2/1/2014	975,150

	Total Energy			41,408,170

Financials (2.7%)
3,464,000	American Financial Group, Inc., Convertible(e)	1.486	6/2/2008	1,714,680
2,890,000	Dollar Financial Group, Inc.(b)	9.750	11/15/2011	3,034,500
9,500,000	Dow Jones CDX	8.625	6/29/2011	9,452,500
750,000	Fairfax Financial Holdings, Ltd.(b)	7.750	4/26/2012	660,000
1,730,000	Fairfax Financial Holdings, Ltd., Convertible	5.000	7/15/2023	1,541,862
2,470,000	FTI Consulting, Inc.	7.625	6/15/2013	2,599,675
2,470,000	Residential Capital Corporation	6.375	6/30/2010	2,488,327
2,010,000	Residential Capital Corporation	6.000	2/22/2011	1,993,948

	Total Financials			23,485,492

	The accompanying notes to the financial statements are an integral part of this schedule.

	110

High Yield Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.8%)	Rate	Date	Value

Technology (4.0%)
$2,960,000	Avago Technologies Finance Pte(b,c)	10.320%	6/1/2006	$3,093,200
1,725,000	Electronic Data Systems Corporation, Convertible(b)	3.875	7/15/2023	1,785,375
1,720,000	Flextronics International, Ltd., Convertible(b)	1.000	8/1/2010	1,552,300
1,980,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	2,024,550
1,980,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	2,054,250
2,880,000	Itron, Inc.	7.750	5/15/2012	2,959,200
3,290,000	MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance Company(c)	8.160	6/15/2006	3,331,125
1,970,000	SunGard Data Systems, Inc.	9.125	8/15/2013	2,083,275
2,020,000	SunGard Data Systems, Inc.	10.250	8/15/2015	2,126,050
1,700,000	Thomas & Betts Corporation	7.250	6/1/2013	1,790,345
4,600,000	UGS Corporation	10.000	6/1/2012	5,060,000
740,000	Unisys Corporation(b)	7.875	4/1/2008	739,075
2,510,000	Unisys Corporation(b)	6.875	3/15/2010	2,440,975
3,410,000	Xerox Corporation(b)	7.625	6/15/2013	3,589,025

	Total Technology			34,628,745

Transportation (2.7%)
1,510,000	CHC Helicopter Corporation	7.375	5/1/2014	1,540,200
2,220,000	Hertz Corporation	8.875	1/1/2014	2,303,250
3,700,000	Hertz Corporation(b)	10.500	1/1/2016	4,014,500
1,287,000	H-Lines Finance Holding Corporation(e)	Zero Coupon	4/1/2008	1,068,210
2,443,000	Horizon Lines, LLC	9.000	11/1/2012	2,583,472
2,940,000	Piper Jaffray Equipment Trust Securities	7.000	9/10/2013	2,888,550
3,450,000	Progress Rail Services Corporation	7.750	4/1/2012	3,588,000
5,200,000	Windsor Petroleum Transport Corporation	7.840	1/15/2021	5,350,587

	Total Transportation			23,336,769

Utilities (11.9%)
1,700,000	AES Corporation	8.875	2/15/2011	1,831,750
3,900,000	AES Corporation	8.750	5/15/2013	4,212,000
2,250,000	AmeriGas Partners, LP(b)	7.250	5/20/2015	2,250,000
3,400,000	Calpine Generating Company, LLC(c,g)	10.280	4/1/2006	3,621,000
5,160,300	CE Generation, LLC	7.416	12/15/2018	5,356,608
2,950,000	Colorado Interstate Gas Company	6.800	11/15/2015	3,001,292
2,470,000	Consumers Energy Company(b)	6.300	2/1/2012	2,432,950
2,300,000	Copano Energy, LLC	8.125	3/1/2016	2,380,500
1,760,000	Dominion Resources, Inc., Convertible(b)	2.125	12/15/2023	1,788,600
4,000,000	Dynegy Holdings, Inc.	9.875	7/15/2010	4,399,320
2,460,000	Dynegy Holdings, Inc.(b)	6.875	4/1/2011	2,373,900
7,500,000	Edison Mission Energy	9.875	4/15/2011	8,475,000
5,850,000	El Paso Corporation	7.000	5/15/2011	5,871,938
500,000	El Paso Corporation	7.800	8/1/2031	502,500
4,250,000	El Paso Production Holding Company	7.750	6/1/2013	4,404,062
3,285,509	Midland Funding Corporation II	13.250	7/23/2006	3,344,911

	The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (91.8%)	Rate	Date	Value

Utilities — continued
$2,350,000	Midwest Generation, LLC	8.750%	5/1/2034	$2,543,875
1,730,000	Mirant North America, LLC	7.375	12/31/2013	1,764,600
4,460,000	Mission Energy Holding Company	13.500	7/15/2008	5,117,850
7,520,000	NRG Energy, Inc.	7.375	2/1/2016	7,679,800
2,250,000	Pacific Energy Partners, LP/
	Pacific Energy Finance Corporation	7.125	6/15/2014	2,289,375
2,475,000	Reliant Energy Resources Corporation	6.750	12/15/2014	2,184,188
3,280,000	SemGroup, LP	8.750	11/15/2015	3,345,600
2,000,000	Southern Natural Gas Company	8.875	3/15/2010	2,127,500
4,190,000	Southern Natural Gas Company	7.350	2/15/2031	4,309,968
3,680,000	Southern Star Central Corporation	8.500	8/1/2010	3,960,600
8,500,000	Williams Companies, Inc.	8.125	3/15/2012	9,126,875
2,470,000	Williams Companies, Inc.	8.750	3/15/2032	2,889,900

	Total Utilities			103,586,462

	Total Long-Term Fixed Income (cost $782,062,494)			798,399,133

Shares	Preferred Stock (2.1%)			Value

50,000	CenterPoint Energy, Inc., Convertible(h)			$1,648,000
105,000	Chevy Chase Preferred Capital Corporation, Convertible			5,617,500
84,000	Goldman Sachs Group, Inc., Convertible(h)			1,513,092
19,300	Lehman Brothers Holdings, Inc., Convertible(h)			1,249,868
5,040	NRG Energy, Inc., Convertible(b)			1,203,300
5,000	Sovereign Real Estate Investment Corporation			7,300,000

	Total Preferred Stock (cost $15,417,343)			18,531,760

Shares	Common Stock (i)			Value

4,600	ASAT Finance, LLC, Stock Warrants (h,j,k)			$0
6,000	Pliant Corporation, Stock Warrants (h,j)			60
121,520	TVMAX Holdings, Inc.(h)			121,520
6,461	XO Communications, Inc., Stock Warrants(h)			1,615
8,615	XO Communications, Inc., Stock Warrants(h)			3,877
6,461	XO Communications, Inc., Stock Warrants(h)			2,584
4,307	XO Holdings, Inc. Stock Warrants(b,h)			17,013
80,000	ZSC Specialty Chemical plc, Preferred Stock Warrants(h,j,k)			8
80,000	ZSC Specialty Chemical plc, Stock Warrants (h,j)			8

	Total Common Stock (cost $6,677,716)			146,685

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.0%)	Rate (l)	Date	Value

121,696,761 Thrivent Financial Securities Lending Trust		4.770%	N/A	$121,696,761

	Total Collateral Held for Securities Loaned
	(cost $121,696,761)			121,696,761

	The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.4%)	Rate (l)	Date	Value

$3,000,000	Dexia Delaware, LLC	4.840%	6/28/2006	$2,964,507
11,214,216	Thrivent Money Market Portfolio	4.460	N/A	11,214,216
20,690,000	Total Capital SA	4.850	4/3/2006	20,684,460
20,665,000	UBS Finance Corporation, LLC	4.830	4/3/2006	20,659,455

	Total Short-Term Investments (at amortized cost)			55,522,638

	Total Investments (cost $981,376,952) 114.3%			$994,296,977

	Other Assets and Liabilities, Net (14.3%)			(125,051,715)

	Total Net Assets 100.0%			$869,245,262

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) Designated as cover for long settling trades as discussed in the notes to the financial

(e) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f) Denotes investments purchased on a when-issued basis.

(g) In bankruptcy.

(h) Non-income producing security.

(i) The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent High Yield Portfolio.

(j) Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through March 31, 2006, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Portfolio owned as of March 31, 2006.

	Acquisition
Security	Date	Cost

ASAT Finance, LLC, Stock Warrants	10/20/1999	$111,508
Pliant Corporation, Stock Warrants	5/25/2000	136,483
ZSC Specialty Chemical plc, Preferred Warrants	6/24/1999	47,568
ZSC Specialty Chemical plc, Stock Warrants	6/24/1999	111,712

(k) Security is fair-valued.

(l) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(m) Gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$28,195,241
Gross unrealized depreciation	(15,275,216)

Net unrealized appreciation (depreciation)	$12,920,025
Cost for federal income tax purposes	$981,376,952

The accompanying notes to the financial statements are an integral part of this schedule.

	High Yield Portfolio II
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (93.6%)	Rate	Date	Value

Basic Materials (12.7%)
$565,000	Abitibi-Consolidated, Inc.(b)	8.550%	8/1/2010	$567,825
160,000	Ainsworth Lumber Company, Ltd.(c)	8.710	6/30/2006	160,000
360,000	Ainsworth Lumber Company, Ltd.	6.750	3/15/2014	312,300
280,000	Appleton Papers, Inc.(d)	8.125	6/15/2011	281,400
130,000	Appleton Papers, Inc.(b)	9.750	6/15/2014	129,025
410,000	Arch Western Finance, LLC	6.750	7/1/2013	406,925
291,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	322,282
190,000	Buckeye Technologies, Inc.	8.000	10/15/2010	183,350
190,000	Buckeye Technologies, Inc.	8.500	10/1/2013	191,425
260,000	Cellu Tissue Holdings, Inc.	9.750	3/15/2010	260,650
410,000	Chaparral Steel Company	10.000	7/15/2013	457,150
410,000	Crystal US Holdings 3, LLC/Crystal US Sub 3
	Corporation(e)	Zero Coupon	10/1/2009	319,800
360,000	Domtar, Inc.	7.125	8/1/2015	318,600
320,000	Drummond Company, Inc.	7.375	2/15/2016	319,200
290,000	Equistar Chemicals, LP	10.125	9/1/2008	308,125
300,000	Equistar Chemicals, LP	10.625	5/1/2011	324,750
480,000	Georgia-Pacific Corporation	8.125	5/15/2011	499,200
100,000	Georgia-Pacific Corporation	8.000	1/15/2024	100,875
390,000	Graphic Packaging International Corporation	9.500	8/15/2013	364,650
467,000	Huntsman International, LLC(b)	10.125	7/1/2009	478,675
290,000	IMCO Recycling, Inc.	10.375	10/15/2010	319,725
490,000	Ineos Group Holdings plc	8.500	2/15/2016	465,500
400,000	Ispat Inland ULC(c)	11.280	7/3/2006	412,000
71,000	Ispat Inland ULC	9.750	4/1/2014	80,319
190,000	Jefferson Smurfit Corporation	8.250	10/1/2012	186,438
370,000	Lyondell Chemical Company	10.500	6/1/2013	409,775
150,000	MacDermid, Inc.	9.125	7/15/2011	158,250
350,000	Massey Energy Company	6.875	12/15/2013	343,000
230,000	Metals USA, Inc.	11.125	12/1/2015	253,000
290,000	Nalco Company	7.750	11/15/2011	293,625
470,000	Nell AF SARL(b)	8.375	8/15/2015	466,475
140,000	Novelis, Inc.	7.250	2/15/2015	134,400
400,000	Ryerson, Inc.	8.250	12/15/2011	398,000
235,000	Southern Copper Corporation	7.500	7/27/2035	228,673
420,000	Steel Dynamics, Inc.	9.500	3/15/2009	439,950
400,000	Tronox Worldwide, LLC	9.500	12/1/2012	420,000

	Total Basic Materials			11,315,337

Capital Goods (10.9%)
240,000	Ahern Rentals, Inc.	9.250	8/15/2013	250,200
60,000	Aleris International, Inc.(b)	9.000	11/15/2014	62,850
550,000	Allied Waste North America, Inc.	8.500	12/1/2008	578,188
220,000	Allied Waste North America, Inc.(b)	7.875	4/15/2013	229,625
350,000	Amsted Industries, Inc.	10.250	10/15/2011	385,875

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (93.6%)	Rate	Date	Value

Capital Goods — continued
$320,000	Ball Corporation	6.625%	3/15/2018	$318,400
110,000	Browning-Ferris Industries, Inc.	9.250	5/1/2021	114,675
110,000	Browning-Ferris Industries, Inc.	7.400	9/15/2035	102,300
260,000	Builders Firstsource, Inc.(c)	8.999	5/15/2006	266,500
550,000	Case New Holland, Inc.	9.250	8/1/2011	587,125
210,000	Case New Holland, Inc.	7.125	3/1/2014	207,375
420,000	Consolidated Container Company, LLC(e)	Zero Coupon	6/15/2007	386,400
320,000	Covalence Specialty Materials Corporation	10.250	3/1/2016	336,000
320,000	Crown Americas, Inc.	7.625	11/15/2013	331,200
320,000	Crown Americas, Inc.	7.750	11/15/2015	332,000
480,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	513,600
390,000	Fastentech, Inc.	11.500	5/1/2011	390,000
325,000	Graham Packaging Company, Inc.(b)	9.875	10/15/2014	329,062
260,000	Invensys plc	9.875	3/15/2011	276,250
310,000	K&F Acquisition, Inc.(b)	7.750	11/15/2014	313,875
100,000	Legrand SA	8.500	2/15/2025	122,500
290,000	Mueller Group, Inc.	10.000	5/1/2012	317,550
160,000	Mueller Holdings, Inc.(e)	Zero Coupon	4/15/2009	130,400
310,000	NationsRent, Inc.	9.500	10/15/2010	337,125
80,000	NationsRent, Inc.	9.500	5/1/2015	86,400
60,000	Owens-Brockway Glass Container, Inc.	7.750	5/15/2011	62,550
375,000	Owens-Brockway Glass Container, Inc.	8.750	11/15/2012	401,250
180,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	188,100
210,000	Owens-Illinois, Inc.(b)	7.500	5/15/2010	212,625
410,000	Plastipak Holdings, Inc.	8.500	12/15/2015	418,200
390,000	TransDigm, Inc.	8.375	7/15/2011	407,550
375,000	Trinity Industries, Inc.	6.500	3/15/2014	375,000
390,000	United Rentals North America, Inc.	6.500	2/15/2012	382,200

	Total Capital Goods			9,752,950

Communications Services (17.2%)
390,000	Alamosa Delaware, Inc.(d)	8.500	1/31/2012	420,225
300,000	American Cellular Corporation(d)	10.000	8/1/2011	325,500
460,000	American Tower Corporation	7.125	10/15/2012	478,400
270,000	American Towers, Inc.	7.250	12/1/2011	281,475
230,000	AT&T Corporation	9.050	11/15/2011	248,632
240,338	CCH I, LLC	11.000	10/1/2015	199,781
350,000	Centennial Communications Corporation	8.125	2/1/2014	357,000
230,000	Charter Communications Holdings, LLC	8.625	4/1/2009	154,100
420,000	Charter Communications Holdings, LLC	8.750	11/15/2013	408,450
130,000	Charter Communications Operating, LLC	8.000	4/30/2012	129,350
475,000	Citizens Communications Company	9.250	5/15/2011	521,312
430,000	CSC Holdings, Inc.	7.625	4/1/2011	432,150
420,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	464,625
390,000	Dex Media, Inc.	8.000	11/15/2008	401,700
470,000	Dobson Cellular Systems	9.875	11/1/2012	513,475

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (93.6%)	Rate	Date	Value

Communications Services — continued
$350,000	Eircom Funding	8.250%	8/15/2013	$376,688
460,000	Insight Midwest, LP/Insight Capital, Inc.	10.500	11/1/2010	484,150
350,000	Intelsat Subsidiary Holding Company, Ltd.(b)	8.625	1/15/2015	361,375
390,000	IPCS Escrow Company	11.500	5/1/2012	444,600
500,000	Kabel Deutschland GmbH	10.625	7/1/2014	533,750
510,000	Nextel Communications, Inc.	6.875	10/31/2013	526,205
390,000	Nextel Partners, Inc.	8.125	7/1/2011	412,425
182,000	PanAmSat Corporation	9.000	8/15/2014	191,555
292,000	PanAmSat Holding Corporation(e)	Zero Coupon	11/1/2009	210,240
305,000	PRIMEDIA, Inc.(c)	10.116	5/15/2006	309,575
280,000	Qwest Communications International, Inc.(c)	8.250	5/15/2006	286,300
240,000	Qwest Communications International, Inc.	7.250	2/15/2011	246,000
180,000	Qwest Communications International, Inc.(b)	7.500	2/15/2014	185,400
120,000	Qwest Corporation(c)	8.150	6/15/2006	132,000
570,000	Qwest Corporation	7.875	9/1/2011	608,475
180,000	Qwest Corporation	7.625	6/15/2015	192,600
110,000	R.H. Donnelley Corporation	8.875	1/15/2016	114,400
170,000	Rainbow National Services, LLC	8.750	9/1/2012	181,050
390,000	Rainbow National Services, LLC	10.375	9/1/2014	436,800
180,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	189,675
405,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	434,362
220,000	Rural Cellular Corporation(b)	9.750	1/15/2010	223,300
235,000	Rural Cellular Corporation	9.875	2/1/2010	250,862
117,000	SBA Telecommunications, Inc.(e)	Zero Coupon	12/15/2007	111,735
350,000	UbiquiTel Operating Company	9.875	3/1/2011	382,375
250,000	US Unwired, Inc.	10.000	6/15/2012	280,312
490,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	513,275
460,000	Videotron Ltee	6.875	1/15/2014	462,300
380,000	WDAC Subsidiary Corporation(b)	8.375	12/1/2014	375,250
280,000	XM Satellite Radio, Inc.(c)	10.180	5/1/2006	283,500
470,000	Zeus Special Subsidiary, Ltd.(e)	Zero Coupon	2/1/2010	325,475

	Total Communications Services			15,402,184

Consumer Cyclical (20.3%)
220,000	Allied Security Escrow Corporation	11.375	7/15/2011	209,000
520,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	533,000
230,000	ArvinMeritor, Inc.(d)	8.750	3/1/2012	226,550
450,000	Beazer Homes USA, Inc.	8.625	5/15/2011	470,250
300,000	Blockbuster, Inc.	9.000	9/1/2012	262,500
450,000	Bon-Ton Stores, Inc.	10.250	3/15/2014	432,900
350,000	Boyd Gaming Corporation	7.750	12/15/2012	366,625
510,000	Buffets, Inc.	11.250	7/15/2010	532,950
360,000	Buhrmann U.S., Inc.	7.875	3/1/2015	364,500
375,000	Caesars Entertainment, Inc.	7.875	3/15/2010	398,438
230,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	247,250

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (93.6%)	Rate	Date	Value

Consumer Cyclical — continued
$290,000	D.R. Horton, Inc.	4.875%	1/15/2010	$279,223
470,000	Dollarama Group, LP	8.875	8/15/2012	474,700
550,000	Ford Motor Credit Company	7.375	2/1/2011	505,980
550,000	Gaylord Entertainment Company(b)	6.750	11/15/2014	536,250
1,930,000	General Motors Acceptance Corporation	6.875	9/15/2011	1,798,911
410,000	Group 1 Automotive, Inc.	8.250	8/15/2013	414,100
290,000	Hilton Hotels Corporation	7.625	12/1/2012	308,227
210,000	Host Marriott, LP(f)	6.750	6/1/2016	209,738
590,000	IAAI Finance Corporation	11.000	4/1/2013	620,975
190,000	Imax Corporation	9.625	12/1/2010	201,400
460,000	Jean Coutu Group (PJC), Inc.(b)	8.500	8/1/2014	422,050
210,000	K Hovnanian Enterprises, Inc.	7.500	5/15/2016	207,032
470,000	KB Home(b)	6.250	6/15/2015	439,030
450,000	Kerzner International, Ltd.	6.750	10/1/2015	473,625
760,000	Lear Corporation	8.110	5/15/2009	706,800
210,000	MGM MIRAGE(f)	6.750	4/1/2013	208,950
960,000	MGM MIRAGE(b)	5.875	2/27/2014	904,800
610,000	NCL Corporation	10.625	7/15/2014	631,350
200,000	Nebraska Book Company, Inc.	8.625	3/15/2012	184,000
240,000	Penn National Gaming, Inc.(b)	6.875	12/1/2011	244,200
520,000	Poster Financial Group, Inc.	8.750	12/1/2011	547,300
640,000	Rent-Way, Inc.	11.875	6/15/2010	668,800
456,000	TRW Automotive, Inc.	9.375	2/15/2013	493,050
700,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	728,000
460,000	Universal City Florida Holding Company I/II(c)	9.430	5/1/2006	466,900
340,000	VICORP Restaurants, Inc.(b)	10.500	4/15/2011	317,050
210,000	Walt Disney Company, Convertible	2.125	4/15/2023	225,488
400,000	Warnaco, Inc.	8.875	6/15/2013	425,000
605,000	WMG Holdings Corporation(e)	Zero Coupon	12/15/2009	445,431

	Total Consumer Cyclical			18,132,323

Consumer Non-Cyclical (7.2%)
240,000	DaVita, Inc.	6.625	3/15/2013	239,400
230,000	DaVita, Inc.	7.250	3/15/2015	231,150
230,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	217,925
220,000	Elan Finance plc/Elan Finance Corporation(b,c)	8.749	5/15/2006	216,700
350,000	Fisher Scientific International, Inc.	6.125	7/1/2015	341,688
500,000	HCA, Inc.	6.500	2/15/2016	487,128
460,000	IASIS Healthcare, LLC (IASIS Capital Corporation)	8.750	6/15/2014	460,000
540,000	Jostens Holding Corporation(e)	Zero Coupon	12/1/2008	413,100
400,000	Michael Foods, Inc.	8.000	11/15/2013	407,500
290,000	Omnicare, Inc.	6.750	12/15/2013	288,550
100,000	Omnicare, Inc.	6.875	12/15/2015	99,750
300,000	Smithfield Foods, Inc.	8.000	10/15/2009	312,750
120,000	Smithfield Foods, Inc.	7.000	8/1/2011	119,400
270,000	Stater Brothers Holdings, Inc.(b)	8.125	6/15/2012	269,662

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (93.6%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$500,000	Triad Hospitals, Inc.	7.000%	5/15/2012	$500,000
440,000	US Oncology Holdings, Inc.(c)	10.320	9/15/2006	441,100
250,000	US Oncology, Inc.	9.000	8/15/2012	258,750
370,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	378,325
460,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	457,700
250,000	Warner Chilcott Corporation	8.750	2/1/2015	248,125

	Total Consumer Non-Cyclical			6,388,703

Energy (5.3%)
230,000	Chesapeake Energy Corporation	6.375	6/15/2015	226,262
400,000	Chesapeake Energy Corporation	6.250	1/15/2018	391,000
100,000	Compton Petroleum Finance Corporation(f)	7.625	12/1/2013	100,000
350,000	Compton Petroleum Finance Corporation	7.625	12/1/2013	350,000
265,000	Denbury Resources, Inc.	7.500	12/15/2015	275,600
390,000	Harvest Operations Corporation	7.875	10/15/2011	382,200
460,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	441,600
410,000	Ocean Rig Norway AS	8.375	7/1/2013	436,650
350,000	Pioneer Natural Resources Company	5.875	7/15/2016	331,687
370,000	Pride International, Inc.	7.375	7/15/2014	388,500
330,000	Quicksilver Resources, Inc.	7.125	4/1/2016	325,875
200,000	Valero Energy Corporation(g)	7.800	6/14/2010	203,928
390,000	Western Oil Sands, Inc.	8.375	5/1/2012	432,900
300,000	Whiting Petroleum Corporation	7.250	5/1/2012	298,875
120,000	Whiting Petroleum Corporation	7.000	2/1/2014	118,800

	Total Energy			4,703,877

Financials (2.2%)
387,000	American Financial Group, Inc., Convertible(e)	1.486	6/2/2008	191,565
750,000	Dow Jones CDX	8.625	6/29/2011	746,250
80,000	Fairfax Financial Holdings, Ltd.(b)	7.750	4/26/2012	70,400
200,000	Fairfax Financial Holdings, Ltd., Convertible	5.000	7/15/2023	178,250
300,000	FTI Consulting, Inc.	7.625	6/15/2013	315,750
290,000	Residential Capital Corporation	6.375	6/30/2010	292,152
210,000	Residential Capital Corporation	6.000	2/22/2011	208,323

	Total Financials			2,002,690

Technology (3.8%)
340,000	Avago Technologies Finance Pte(b,c)	10.320	6/1/2006	355,300
210,000	Electronic Data Systems Corporation, Convertible	3.875	7/15/2023	217,350
210,000	Flextronics International, Ltd., Convertible(b)	1.000	8/1/2010	189,525
220,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	224,950
220,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	228,250
340,000	MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance Company(c)	8.160	6/15/2006	344,250
240,000	SunGard Data Systems, Inc.	9.125	8/15/2013	253,800
210,000	SunGard Data Systems, Inc.	10.250	8/15/2015	221,025

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (93.6%)	Rate	Date	Value

Technology — continued
$540,000	UGS Corporation	10.000%	6/1/2012	$594,000
90,000	Unisys Corporation(b)	7.875	4/1/2008	89,888
260,000	Unisys Corporation(b)	6.875	3/15/2010	252,850
400,000	Xerox Corporation	7.625	6/15/2013	421,000

	Total Technology			3,392,188

Transportation (2.3%)
160,000	CHC Helicopter Corporation	7.375	5/1/2014	163,200
260,000	Hertz Corporation	8.875	1/1/2014	269,750
430,000	Hertz Corporation(b)	10.500	1/1/2016	466,550
150,000	H-Lines Finance Holding Corporation(e)	Zero Coupon	4/1/2008	124,500
260,000	Horizon Lines, LLC	9.000	11/1/2012	274,950
320,000	Piper Jaffray Equipment Trust Securities	7.000	9/10/2013	314,400
410,000	Progress Rail Services Corporation	7.750	4/1/2012	426,400

	Total Transportation			2,039,750

Utilities (11.7%)
200,000	AES Corporation	8.875	2/15/2011	215,500
480,000	AES Corporation	8.750	5/15/2013	518,400
330,000	AmeriGas Partners, LP	7.250	5/20/2015	330,000
420,000	Calpine Generating Company, LLC(c,h)	10.280	4/1/2006	447,300
378,525	CE Generation, LLC	7.416	12/15/2018	392,925
350,000	Colorado Interstate Gas Company	6.800	11/15/2015	356,085
300,000	Consumers Energy Company(b)	6.300	2/1/2012	295,500
190,000	Dominion Resources, Inc., Convertible	2.125	12/15/2023	193,088
440,000	Dynegy Holdings, Inc.	9.875	7/15/2010	483,925
290,000	Dynegy Holdings, Inc.	6.875	4/1/2011	279,850
850,000	Edison Mission Energy	9.875	4/15/2011	960,500
450,000	El Paso Corporation(b)	7.375	12/15/2012	457,875
60,000	El Paso Corporation	7.800	8/1/2031	60,300
175,000	El Paso Natural Gas Corporation	7.625	8/1/2010	182,438
500,000	El Paso Production Holding Company	7.750	6/1/2013	518,125
160,000	Ipalco Enterprises, Inc.	8.625	11/14/2011	174,800
275,000	Midwest Generation, LLC	8.750	5/1/2034	297,688
200,000	Mirant North America, LLC	7.375	12/31/2013	204,000
150,000	Mission Energy Holding Company	13.500	7/15/2008	172,125
820,000	NRG Energy, Inc.	7.375	2/1/2016	837,425
110,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	111,925
150,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	6.250	9/15/2015	146,250
285,000	Reliant Energy Resources Corporation	6.750	12/15/2014	251,512
340,000	SemGroup, LP	8.750	11/15/2015	346,800
350,000	Sonat, Inc.(b)	7.625	7/15/2011	360,500
490,000	Southern Natural Gas Company	7.350	2/15/2031	504,030
500,000	Southern Star Central Corporation	8.500	8/1/2010	538,125

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (93.6%)	Rate	Date	Value

Utilities — continued
$210,000	Williams Companies, Inc.(b)	7.625%	7/15/2019	$223,650
225,000	Williams Companies, Inc.(b)	7.875	9/1/2021	241,875
290,000	Williams Companies, Inc.	8.750	3/15/2032	339,300

	Total Utilities			10,441,816

	Total Long-Term Fixed Income (cost $82,687,804)			83,571,818

Shares	Preferred Stock (1.6%)			Value

5,000	CenterPoint Energy, Inc., Convertible			$164,800
9,000	Goldman Sachs Group, Inc., Convertible (i)			162,117
2,000	Lehman Brothers Holdings, Inc., Convertible (i)			129,520
520	NRG Energy, Inc., Convertible			124,150
582	Sovereign Real Estate Investment Corporation			849,720

	Total Preferred Stock
	(cost $1,457,313)			1,430,307

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of March 31, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.1%)	Rate (j)	Date	Value

9,023,035	Thrivent Financial Securities Lending Trust	4.770%	N/A	$9,023,035

	Total Collateral Held for Securities Loaned
	(cost $9,023,035)			9,023,035

		Interest	Maturity
Shares	Short-Term Investments (4.8%)	Rate (j)	Date	Value

4,284,492	Thrivent Money Market Portfolio	4.460%	N/A	$4,284,492

	Total Short-Term Investments (at amortized cost)			4,284,492

	Total Investments (cost $97,452,644) 110.1%			$98,309,652

	Other Assets and Liabilities, Net (10.1%)			(9,059,587)

	Total Net Assets 100.0%			$89,250,065

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) Designated as cover for long settling trades as discussed in the notes to the financial

(e) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f) Denotes investments purchased on a when-issued basis.

(g) Security is fair-valued.

(h) In bankruptcy.

(i) Non-income producing security.

(j) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(k) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$1,927,908
Gross unrealized depreciation	(1,070,900)

Net unrealized appreciation (depreciation)	$857,008
Cost for federal income tax purposes	$97,452,644

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Income Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.8%)	Rate	Date	Value

Asset-Backed Securities (7.8%)
$2,182,519	Chase Funding Mortgage Loan Asset-Backed Certificates	2.734%	9/25/2024	$2,170,694
3,500,000	Countrywide Asset-Backed Certificates(b)	3.683	8/25/2024	3,480,582
4,898,385	Countrywide Asset-Backed Certificates(c,d)	3.903	1/25/2031	4,866,305
5,000,000	Credit-Based Asset Servicing and Securitization, LLC(e)	4.938	4/25/2006	5,000,000
10,000,000	DaimlerChrysler Master Owner Trust(d,e)	4.799	4/15/2006	10,000,810
10,000,000	GE Dealer Floorplan Master Note Trust(c,e)	4.816	4/20/2006	10,002,250
10,000,000	GMAC Mortgage Corporation Loan Trust(d,e)	4.908	4/25/2006	9,994,170
2,000,000	Option One Mortgage Loan Trust(b,c,e)	4.978	4/25/2006	2,000,184
5,530,784	Popular ABS Mortgage Pass-Through Trust(e)	4.928	4/25/2006	5,530,104
7,834,477	Popular ABS Mortgage Pass-Through Trust(e)	4.948	4/25/2006	7,835,111
7,487,195	Residential Asset Mortgage Products, Inc.(e)	4.928	4/25/2006	7,488,310
1,900,892	Residential Asset Securities Corporation(b)	3.250	5/25/2029	1,890,525
2,614,478	Structured Asset Investment Loan Trust(e)	4.898	4/25/2006	2,614,667

	Total Asset-Backed Securities			72,873,712

Basic Materials (1.2%)
2,000,000	Glencore Funding, LLC(b)	6.000	4/15/2014	1,903,994
4,400,000	Lubrizol Corporation(c)	5.500	10/1/2014	4,260,956
3,500,000	Precision Castparts Corporation	5.600	12/15/2013	3,443,328
1,850,000	Vale Overseas, Ltd.	6.250	1/11/2016	1,819,938

	Total Basic Materials			11,428,216

Capital Goods (3.3%)
3,000,000	Ball Corporation(d)	6.625	3/15/2018	2,985,000
3,900,000	Boeing Capital Corporation(b,c)	6.500	2/15/2012	4,104,477
4,000,000	Goodrich Corporation(b)	7.625	12/15/2012	4,414,404
3,000,000	Hutchison Whampoa International, Ltd.	6.500	2/13/2013	3,080,976
3,630,000	L-3 Communications Corporation(b)	5.875	1/15/2015	3,457,575
5,250,000	Oakmont Asset Trust(c)	4.514	12/22/2008	5,086,111
4,334,360	Systems 2001 Asset Trust, LLC(d)	6.664	9/15/2013	4,517,357
3,500,000	Textron Financial Corporation	4.600	5/3/2010	3,381,906

	Total Capital Goods			31,027,806

Commercial Mortgage-Backed Securities (13.1%)
10,000,000	Banc of America Commercial Mortgage, Inc.(d)	5.001	9/10/2010	9,830,150
5,395,000	Banc of America Commercial Mortgage, Inc.(b,c)	4.037	11/10/2039	5,135,657
731,870	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	721,818
3,000,000	Banc of America Commercial Mortgage, Inc.(c)	5.118	7/11/2043	2,955,807
11,405,403	Banc of America Mortgage Securities, Inc.(b)	4.827	9/25/2035	11,156,845
5,000,000	Citigroup Mortgage Loan Trust, Inc.	5.536	3/1/2036	4,995,312
3,619,814	Commercial Mortgage Pass-Through Certificates(b,e)	4.849	4/15/2006	3,619,412
9,000,000	General Electric Commercial Mortgage Corporation(d)	4.706	5/10/2043	8,775,567
5,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation(c)	4.302	1/15/2038	5,226,898
4,250,000	LB-UBS Commercial Mortgage Trust(d)	3.323	3/15/2027	4,097,004

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.8%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$5,597,460	Lehman Brothers “CALSTRS” Mortgage Trust(b,d)	3.988%	11/20/2012	$5,484,044
8,753,710	Merrill Lynch Mortgage Investors, Inc.	4.887	6/25/2035	8,596,257
6,250,000	Merrill Lynch Mortgage Trust(b)	4.099	11/15/2010	6,137,438
6,000,000	Merrill Lynch Mortgage Trust(b)	4.747	5/12/2043	5,646,798
8,625,000	Merrill Lynch Mortgage Trust(c)	5.264	1/12/2044	8,446,549
9,968,377	Wachovia Bank Commercial Mortgage Trust(e)	4.849	4/15/2006	9,967,739
9,360,089	Wachovia Bank Commercial Mortgage Trust(e)	4.949	4/15/2006	9,360,482
5,204,378	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	4,974,516
3,293,555	Washington Mutual Mortgage Pass-Through Certificates(e)	5.108	4/25/2006	3,309,081
4,394,528	Washington Mutual Mortgage Pass-Through Certificates	4.845	9/25/2035	4,332,034

	Total Commercial Mortgage-Backed Securities			122,769,408

Communications Services (7.1%)
2,400,000	British Sky Broadcasting Finance UK plc(c)	6.500	10/15/2035	2,284,781
6,000,000	British Telecom plc(c,d)	8.375	12/15/2010	6,692,358
3,500,000	Citizens Communications Company(b,c)	9.250	5/15/2011	3,841,250
3,600,000	Cox Communications, Inc.(c)	7.125	10/1/2012	3,776,627
2,500,000	EchoStar DBS Corporation(d)	5.750	10/1/2008	2,475,000
3,000,000	Interpublic Group of Companies, Inc.	6.250	11/15/2014	2,550,000
3,850,000	New Cingular Wireless Services, Inc.(c)	8.125	5/1/2012	4,322,899
1,350,000	New Cingular Wireless Services, Inc.(c)	8.750	3/1/2031	1,709,840
2,950,000	News America, Inc.	6.400	12/15/2035	2,820,595
6,385,000	Nextel Communications, Inc.	7.375	8/1/2015	6,696,186
2,750,000	Nextel Partners, Inc.	8.125	7/1/2011	2,908,125
4,800,000	Qwest Corporation(b)	8.875	3/15/2012	5,364,000
3,000,000	Rogers Wireless Communications, Inc.	6.375	3/1/2014	2,992,500
5,000,000	TCI Communications, Inc.	8.750	8/1/2015	5,850,470
2,750,000	Telecom Italia Capital SA	4.000	1/15/2010	2,585,258
3,250,000	Telecom Italia Capital SA	5.250	10/1/2015	3,023,924
2,500,000	Telefonos de Mexico SA de CV	4.750	1/27/2010	2,413,170
1,850,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	2,091,666
2,500,000	Verizon Global Funding Corporation	5.850	9/15/2035	2,242,360

	Total Communications Services			66,641,009

Consumer Cyclical (6.1%)
1,800,000	Caesars Entertainment, Inc.(f)	7.500	9/1/2009	1,895,427
3,620,000	Caesars Entertainment, Inc.(f)	8.125	5/15/2011	3,936,750
3,700,000	DaimlerChrysler North American Holdings Corporation	5.875	3/15/2011	3,683,406
5,250,000	Ford Motor Credit Company(b,d)	6.625	6/16/2008	4,969,067
2,100,000	Gap, Inc.(b)	9.550	12/15/2008	2,292,062
5,790,000	General Motors Acceptance Corporation(d)	6.875	9/15/2011	5,396,737
2,500,000	Harrah’s Operating Company, Inc.(d)	5.750	10/1/2017	2,367,250
4,000,000	Home Depot, Inc.	5.400	3/1/2016	3,951,832
3,100,000	Host Marriott, LP(g)	6.750	6/1/2016	3,096,125
3,000,000	Marriott International, Inc.	7.000	1/15/2008	3,075,072
4,200,000	May Department Stores Company(c)	4.800	7/15/2009	4,114,425

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.8%)	Rate	Date	Value

Consumer Cyclical — continued
$2,400,000	MGM MIRAGE(g)	6.750%	4/1/2013	$2,388,000
4,100,000	Nissan Motor Acceptance Corporation	5.625	3/14/2011	4,084,846
4,900,000	Royal Caribbean Cruises, Ltd.	6.875	12/1/2013	5,037,984
3,000,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	5/1/2012	3,262,500
3,000,000	Station Casinos, Inc.	6.875	3/1/2016	3,015,000

	Total Consumer Cyclical			56,566,483

Consumer Non-Cyclical (5.1%)
1,200,000	AmerisourceBergen Corporation	5.625	9/15/2012	1,180,201
1,200,000	AmerisourceBergen Corporation	5.875	9/15/2015	1,180,272
2,000,000	Archer-Daniels-Midland Company	5.375	9/15/2035	1,823,008
1,250,000	Boston Scientific Corporation(c)	6.250	11/15/2035	1,277,184
2,825,000	Bunge Limited Finance Corporation(d)	7.800	10/15/2012	3,116,930
4,200,000	Coventry Health Care, Inc.(d)	5.875	1/15/2012	4,158,000
4,100,000	Delhaize America, Inc.(c)	8.125	4/15/2011	4,426,110
1,935,000	Fortune Brands, Inc.(b)	5.875	1/15/2036	1,805,204
3,150,000	HCA, Inc.	6.250	2/15/2013	3,055,588
2,300,000	HCA, Inc.(d)	7.690	6/15/2025	2,274,178
1,000,000	Hospira, Inc.	4.950	6/15/2009	983,289
4,800,000	Kraft Foods, Inc.(c)	4.125	11/12/2009	4,588,219
1,300,000	Kroger Company	6.200	6/15/2012	1,317,696
1,720,000	Kroger Company	8.000	9/15/2029	1,951,307
3,500,000	Quest Diagnostic, Inc.	5.450	11/1/2015	3,410,810
2,580,000	Teva Pharmaceutical Finance, LLC	6.150	2/1/2036	2,431,720
1,500,000	WellPoint, Inc.	5.850	1/15/2036	1,417,242
6,750,000	Wyeth(b,c)	6.950	3/15/2011	7,156,444

	Total Consumer Non-Cyclical			47,553,402

Energy (5.7%)
1,720,000	AmeriGas Partners, LP	7.250	5/20/2015	1,720,000
4,215,000	Boardwalk Pipelines, LLC(b)	5.500	2/1/2017	4,064,845
3,750,000	Chesapeake Energy Corporation(b,d)	7.000	8/15/2014	3,834,375
1,550,000	Consolidated Natural Gas Company(c)	5.000	12/1/2014	1,453,178
2,700,000	Denbury Resources, Inc.(c,d)	7.500	12/15/2015	2,808,000
3,500,000	Enterprise Products Operating, LP(d)	4.625	10/15/2009	3,382,302
1,650,000	Enterprise Products Operating, LP	4.950	6/1/2010	1,600,510
3,000,000	LG-Caltex Oil Corporation	5.500	8/25/2014	2,911,257
2,700,000	Magellan Midstream Partners, LP	6.450	6/1/2014	2,794,775
2,650,000	Newfield Exploration Company(f)	6.625	9/1/2014	2,656,625
3,875,000	Plains All American Pipeline, LP/PAA
	Finance Corporation	5.625	12/15/2013	3,815,836
2,500,000	Premcor Refining Group, Inc.	6.125	5/1/2011	2,541,788
2,800,000	Premcor Refining Group, Inc.	6.750	5/1/2014	2,905,762
5,150,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	4,860,879
1,650,000	Southern California Gas Company	5.750	11/15/2035	1,603,742
1,850,000	Southern Natural Gas Company	8.875	3/15/2010	1,967,938

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.8%)	Rate	Date	Value

Energy — continued
$3,000,000	Transcontinental Gas Pipe Corporation	8.875%	7/15/2012	$3,420,000
2,400,000	Whiting Petroleum Corporation	7.000	2/1/2014	2,376,000
2,350,000	XTO Energy, Inc.	5.000	1/31/2015	2,221,434

	Total Energy			52,939,246

Financials (16.1%)
3,150,000	Ace INA Holdings, Inc.	5.875	6/15/2014	3,155,856
2,500,000	American International Group, Inc.(c,d)	5.050	10/1/2015	2,383,808
2,500,000	Archstone-Smith Trust(c)	5.250	5/1/2015	2,403,062
3,500,000	Barnett Capital I(c)	8.060	12/1/2026	3,689,584
3,350,000	BNP Paribas SA(c)	5.186	6/29/2015	3,142,233
2,400,000	Capital One Financial Corporation(f)	6.250	11/15/2013	2,464,236
3,500,000	CIT Group Funding Company of Canada(c)	4.650	7/1/2010	3,379,394
3,800,000	Citigroup, Inc.(c)	5.125	2/14/2011	3,748,594
3,000,000	Corestates Capital Trust I(d)	8.000	12/15/2026	3,154,695
2,000,000	Countrywide Home Loans, Inc.(d)	4.000	3/22/2011	1,858,104
6,000,000	Credit Suisse USA, Inc.(c)	5.250	3/2/2011	5,931,564
2,400,000	EOP Operating, LP(d)	4.650	10/1/2010	2,295,866
2,500,000	ERP Operating, LP(b,d)	5.125	3/15/2016	2,371,498
5,000,000	General Electric Capital Corporation(b)	4.375	3/3/2012	4,733,070
5,500,000	Goldman Sachs Group, Inc.(c)	5.125	1/15/2015	5,256,460
7,000,000	HSBC Capital Funding, LP/Jersey Channel Islands(d)	9.547	6/30/2010	7,992,404
4,800,000	ILFC E-Capital Trust I	5.900	12/21/2010	4,658,486
4,250,000	International Lease Finance Corporation(b)	4.875	9/1/2010	4,131,842
6,050,000	J.P. Morgan Chase & Company(c)	5.150	10/1/2015	5,789,426
2,400,000	Lehman Brothers Holdings, Inc.	5.500	4/4/2016	2,352,840
2,750,000	Marsh & McLennan Companies, Inc.	5.750	9/15/2015	2,689,255
1,530,000	Merrill Lynch & Company, Inc.	4.831	10/27/2008	1,515,076
2,550,000	Metropolitan Life Global Funding	4.500	5/5/2010	2,459,128
2,170,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/29/2016	2,135,362
3,320,000	Montpelier Re Holdings, Ltd.(c)	6.125	8/15/2013	3,161,370
3,085,000	Monumental Global Funding II	4.625	3/15/2010	2,996,720
2,400,000	Morgan Stanley	3.875	1/15/2009	2,309,179
2,670,000	ProLogis	5.500	4/1/2012	2,638,985
2,600,000	ProLogis	5.625	11/15/2015	2,542,069
3,000,000	Protective Life Secured Trust	4.850	8/16/2010	2,943,915
2,500,000	Prudential Financial, Inc.(f)	4.750	6/13/2015	2,334,775
1,095,000	Prudential Financial, Inc.	5.900	3/17/2036	1,066,488
3,750,000	RBS Capital Trust I	5.512	9/30/2014	3,617,092
5,000,000	Residential Capital Corporation	6.375	6/30/2010	5,037,100
3,000,000	Resona Bank, Ltd.	5.850	4/15/2016	2,910,987
3,500,000	Simon Property Group, LP(b)	4.600	6/15/2010	3,374,987
2,100,000	Simon Property Group, LP(b)	5.375	6/1/2011	2,069,193
3,000,000	Student Loan Marketing Corporation	4.500	7/26/2010	2,863,290
3,000,000	Travelers Property Casualty Corporation	5.000	3/15/2013	2,882,778
3,825,000	Wachovia Bank NA	4.875	2/1/2015	3,608,272

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.8%)	Rate	Date	Value

Financials — continued
$3,585,000	Wachovia Capital Trust III	5.800%	3/15/2011	$3,522,187
3,000,000	Washington Mutual, Inc.	5.250	9/15/2017	2,810,799
6,000,000	Wells Fargo Capital	7.730	12/1/2026	6,300,750
2,800,000	Westfield Capital	4.375	11/15/2010	2,663,674
3,300,000	Willis Group North America, Inc.	5.625	7/15/2015	3,214,873
2,500,000	ZFS Finance USA Trust I	6.150	12/15/2010	2,434,725

	Total Financials			150,996,051

Foreign (1.1%)
458,334	Pemex Finance, Ltd.	8.450	2/15/2007	461,473
6,000,000	Pemex Finance, Ltd.(d)	9.030	2/15/2011	6,482,700
3,500,000	Republic of Italy	5.375	6/15/2033	3,370,535

	Total Foreign			10,314,708

Mortgage-Backed Securities (11.8%)
36,000,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through(g)	5.500	4/1/2021	35,775,000
37,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(g)	5.500	4/1/2036	36,109,706
32,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(g)	6.000	4/1/2036	32,489,860
5,750,000	HomeBanc Mortgage Trust(h)	6.117	5/25/2036	5,783,925

	Total Mortgage-Backed Securities			110,158,491

Transportation (3.2%)
3,000,000	CSX Corporation(c)	6.750	3/15/2011	3,151,041
2,000,000	FedEx Corporation(d)	3.500	4/1/2009	1,900,066
4,001,118	FedEx Corporation(c)	6.845	1/15/2019	4,215,338
3,994,254	FedEx Corporation(c)	6.720	1/15/2022	4,228,118
2,750,000	Hertz Corporation(b)	8.875	1/1/2014	2,853,125
4,900,000	Northwest Airlines, Inc.(i)	6.841	4/1/2011	4,900,000
6,500,000	Southwest Airlines Company(b)	5.496	11/1/2006	6,509,815
1,825,000	Union Pacific Corporation	3.875	2/15/2009	1,755,287

	Total Transportation			29,512,790

U.S. Government (15.1%)

2,500,000	Federal Home Loan Mortgage Corporation	5.400	2/28/2011	2,490,308
22,500,000	Federal National Mortgage Association(f)	5.300	2/22/2011	22,314,352
2,165,000	U.S. Treasury Bonds(f)	7.625	2/15/2025	2,829,891
21,000,000	U.S. Treasury Bonds(f)	6.125	8/15/2029	24,076,164
4,235,000	U.S. Treasury Bonds(f)	5.375	2/15/2031	4,457,998
7,630,000	U.S. Treasury Notes(f)	4.250	1/15/2011	7,440,738
2,640,000	U.S. Treasury Notes(f)	4.500	2/28/2011	2,601,535
430,000	U.S. Treasury Notes(f)	4.375	8/15/2012	418,830
38,935,000	U.S. Treasury Notes(f)	4.500	11/15/2015	37,782,173

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount Long-Term Fixed Income (102.8%)		Rate	Date	Value

U.S. Government — continued

$11,640,000	U.S. Treasury Notes(f)	4.500%	2/15/2016	$11,320,808
38,000,000	U.S. Treasury Principal Strips(b,f)	Zero Coupon	11/15/2022	16,324,382
12,750,000	U.S. Treasury Strips(f)	Zero Coupon	2/15/2013	9,138,078

	Total U.S. Government			141,195,257

Utilities (6.1%)
2,500,000	Carolina Power & Light, Inc.(b)	5.150	4/1/2015	2,403,965
3,000,000	CenterPoint Energy, Inc.(b)	7.250	9/1/2010	3,164,859
3,000,000	CenterPoint Energy, Inc.(f)	6.850	6/1/2015	3,155,313
3,000,000	CMS Energy Corporation(f)	6.875	12/15/2015	3,033,750
5,000,000	Duke Capital, LLC(d)	5.668	8/15/2014	4,940,490
1,500,000	Exelon Corporation	6.750	5/1/2011	1,566,038
3,500,000	Exelon Corporation(c)	4.900	6/15/2015	3,251,224
2,800,000	FirstEnergy Corporation(b)	7.375	11/15/2031	3,110,164
1,575,000	MidAmerican Energy Holdings Company(d)	7.630	10/15/2007	1,623,573
2,300,000	MidAmerican Energy Holdings Company(b)	3.500	5/15/2008	2,209,564
3,000,000	Mirant North America, LLC	7.375	12/31/2013	3,060,000
6,450,000	NiSource Finance Corporation(c)	7.875	11/15/2010	6,996,354
2,000,000	NRG Energy Inc.	7.250	2/1/2014	2,032,500
1,500,000	NRG Energy, Inc.	7.375	2/1/2016	1,531,875
3,000,000	Power Contract Financing, LLC	6.256	2/1/2010	3,015,330
3,989,948	Power Receivables Finance, LLC	6.290	1/1/2012	4,006,027
3,100,000	TECO Energy, Inc.	7.200	5/1/2011	3,231,750
2,580,000	Virginia Electric & Power Company	6.000	1/15/2036	2,445,776
2,500,000	Westar Energy, Inc.	5.150	1/1/2017	2,346,115

	Total Utilities			57,124,667

	Total Long-Term Fixed Income (cost $976,830,177)			961,101,246

Shares	Preferred Stock (0.3%)			Value

31	Federal National Mortgage Association, Convertible			$2,970,350

	Total Preferred Stock (cost $2,832,625)			2,970,350

		Exercise	Expiration
Contracts	Options on U.S. Treasury Bond Futures(j)	Price	Date	Value

665	U.S. Treasury Bond Futures	$112	6/17/2006	$176,643

	Total Options (cost $639,273)			176,643

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.1%)	Rate(k)	Date	Value

122,790,730	Thrivent Financial Securities Lending Trust	4.770%	N/A	$122,790,730

	Total Collateral Held for Securities Loaned
	(cost $122,790,730)			122,790,730

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (9.1%)	Rate(k)	Date	Value

$22,185,000	Cargill Asia Pacific Treasury	4.830%	4/3/2006	$22,179,047
4,400,000	Chariot Funding, LLC	4.770	4/20/2006	4,388,923
6,000,000	Dexia Delaware, LLC	4.840	6/28/2006	5,929,013
10,000,000	Galaxy Funding, Inc.	4.820	5/26/2006	9,926,361
22,777,000	Park Avenue Receivables Corporation	4.830	4/3/2006	22,770,888
8,000,000	Sheffield Receivables Corporation	4.770	4/7/2006	7,993,640
11,898,106	Thrivent Money Market Portfolio	4.460	N/A	11,898,106

	Total Short-Term Investments (at amortized cost)			85,085,978

	Total Investments
	(cost $1,188,178,783) 125.3%			$1,172,124,947

	Other Assets and Liabilities, Net (25.3%)			(236,676,833)

	Total Net Assets 100.0%			$935,448,114

(a) The categories of investments are shown as a percentage of total net assets.

(b) At March 31, 2006, $16,324,382 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, all or a portion of the denoted securities, valued at $103,073,841, were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain/(Loss)

U.S. Treasury Bond Futures 5 yr.	500	June 2006	Short	$(52,218,750)	$(52,527,876)	$309,126
U.S. Treasury Bond Futures 10 yr.	421	June 2006	Short	$(44,790,455)	$(45,220,645)	$430,190
U.S. Treasury Bond Futures 20 yr.	31	June 2006	Long	$3,383,844	$3,437,218	$(53,374)

(c) At March 31, 2006, all or a portion of the denoted securities, valued at $137,228,863 were earmarked as collateral to cover purchased options, as indicated above in the schedule, and written options as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain

U.S. Treasury Bond 20 yr.	665	$114	June 2006	$(51,956)	$202,678

(d) Designated as cover for long settling trades.

(e) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(f) All or a portion of the security is on loan.

(g) Denotes investments purchased on a when-issued basis.

(h) Security is fair valued.

(i) In bankruptcy.

(j) The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent Income Portfolio.

(k) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(l) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$3,844,359
Gross unrealized depreciation	(19,898,195)

Net unrealized appreciation (depreciation)	$(16,053,836)
Cost for federal income tax purposes	$1,188,178,783

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Bond Index Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (119.0%)	Rate	Date	Value

Asset-Backed Securities (23.5%)
$2,000,000	Americredit Automobile Receivables Trust(b,c)	4.741%	4/6/2006	$2,000,804
1,754,640	Banc of America Securities Auto Trust	3.890	6/18/2008	1,747,316
2,000,000	Bear Stearns Asset-Backed Securities, Inc.(b,c)	5.058	4/25/2006	2,001,080
2,000,000	Caterpillar Financial Asset Trust(b)	3.900	2/25/2009	1,970,830
218,252	Chase Funding Mortgage Loan Asset-Backed Certificates(b)	2.734	9/25/2024	217,069
2,446,651	Countrywide Asset-Backed Certificates(c)	4.898	4/25/2006	2,445,114
2,500,000	Countrywide Asset-Backed Certificates	5.549	4/25/2036	2,490,833
2,500,000	Credit-Based Asset Servicing and Securitization, LLC(c)	4.938	4/25/2006	2,500,000
1,250,000	Credit-Based Asset Servicing and Securitization, LLC	5.489	12/25/2036	1,254,061
2,500,000	DaimlerChrysler Master Owner Trust(b,c)	4.799	4/15/2006	2,500,202
1,168,496	Encore Credit Receivables Trust(b,c)	4.941	4/25/2006	1,168,733
1,921,638	FBR Securitization Trust, LLC(b,c)	4.938	4/25/2006	1,921,840
1,864,131	First Franklin Mortgage Loan Asset-Backed Certificates(c)	4.918	4/25/2006	1,864,455
2,500,000	First Horizon ABS Trust(c)	4.978	4/25/2006	2,500,000
2,000,000	Fremont Home Loan Trust(b,c)	4.978	4/25/2006	2,000,186
2,000,000	GE Dealer Floorplan Master Note Trust(b,c)	4.816	4/20/2006	2,000,450
2,500,000	GE Equipment Small Ticket, LLC(b)	4.380	7/22/2009	2,467,462
2,500,000	GMAC Mortgage Corporation Loan Trust(b,c)	4.908	4/25/2006	2,498,542
60,113	Green Tree Financial Corporation(b)	6.330	11/1/2029	59,301
725,000	Honda Auto Receivables Owner Trust(b)	3.820	5/21/2010	703,842
1,500,000	John Deere Owner Trust(b)	3.980	6/15/2009	1,476,417
650,047	Long Beach Mortgage Loan Trust(c)	4.928	4/25/2006	650,138
800,000	Massachusetts RRB Special Purpose Trust(b)	3.780	9/15/2010	783,679
2,444,366	Master Asset-Backed Securities Trust(c)	4.898	4/25/2006	2,444,571
2,475,359	National Collegiate Student Loan Trust(c)	4.878	4/25/2006	2,475,944
2,000,000	Option One Mortgage Loan Trust(c)	4.978	4/25/2006	2,000,184
140,971	PECO Energy Transition Trust(b)	6.050	3/1/2009	141,681
1,728,370	Popular ABS Mortgage Pass-Through Trust(c)	4.928	4/25/2006	1,728,158
1,733,291	Popular ABS Mortgage Pass-Through Trust(c)	4.948	4/25/2006	1,733,432
2,252,022	Residential Asset Securities Corporation(c)	4.898	4/25/2006	2,252,281
1,404,139	Residential Asset Securities Corporation(b,c)	4.928	4/25/2006	1,404,339
1,713,884	SLM Student Loan Trust(b,c)	4.633	4/25/2006	1,713,380
1,532,308	Specialty Underwriting and Residential Finance Trust(b,c)	4.938	4/25/2006	1,532,500
580,995	Structured Asset Investment Loan Trust(b,c)	4.898	4/25/2006	581,037
2,000,000	Textron Financial Floorplan Master Note Trust(b,c)	4.840	4/13/2006	2,004,610
1,149	Vanderbilt Mortgage Finance Corporation	7.820	11/7/2017	1,148
1,288,896	Wachovia Mortgage Loan Trust, LLC(b,c)	4.928	4/25/2006	1,289,095

	Total Asset-Backed Securities			60,524,714

Basic Materials (0.4%)
500,000	Alcan, Inc.(b)	5.200	1/15/2014	481,930
300,000	Codelco, Inc.	6.375	11/30/2012	311,693
300,000	Potash Corporation of Saskatchewan, Inc.(b)	7.750	5/31/2011	327,569

	Total Basic Materials			1,121,192

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (119.0%)	Rate	Date	Value

Capital Goods (1.7%)
$975,000	Boeing Capital Corporation(d)	6.100%	3/1/2011	$1,004,997
275,000	Caterpillar, Inc.(b)	4.500	6/15/2009	268,364
1,400,000	General Electric Company(b)	5.000	2/1/2013	1,361,781
350,000	John Deere Capital Corporation(b)	7.000	3/15/2012	375,286
525,000	Lockheed Martin Corporation(d)	8.200	12/1/2009	572,926
200,000	Northrop Grumman Corporation(b)	7.125	2/15/2011	212,971
500,000	Textron, Inc.(b)	4.500	8/1/2010	480,959

	Total Capital Goods			4,277,284

Commercial Mortgage-Backed Securities (6.8%)
1,000,000	Banc of America Commercial Mortgage, Inc.(b)	5.001	9/10/2010	983,015
700,000	Banc of America Commercial Mortgage, Inc.(b)	5.118	7/11/2043	689,688
400,000	Bear Stearns Commercial Mortgage Securities, Inc.(b)	3.869	2/11/2041	382,344
904,953	Commercial Mortgage Pass-Through Certificates(b,c)	4.849	4/15/2006	904,853
1,353,413	Credit Suisse First Boston Mortgage
	Securities Corporation(b)	3.861	3/15/2036	1,314,372
500,000	Credit Suisse First Boston Mortgage
	Securities Corporation	4.829	11/15/2037	474,582
250,000	Credit Suisse First Boston Mortgage
	Securities Corporation	2.843	5/15/2038	238,363
800,000	General Electric Commercial Mortgage Corporation	4.641	9/10/2013	765,323
500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	477,801
1,000,000	Greenwich Capital Commercial Funding Corporation(b)	5.317	6/10/2036	982,551
500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation(b)	4.654	1/12/2037	478,236
1,000,000	LB-UBS Commercial Mortgage Trust(b)	3.086	5/15/2027	957,260
700,000	LB-UBS Commercial Mortgage Trust	4.786	10/15/2029	662,541
750,000	LB-UBS Commercial Mortgage Trust	4.553	7/15/2030	728,232
1,913	Morgan Stanley Capital I, Inc.	6.120	3/15/2031	1,909
404,159	Nationslink Funding Corporation(b)	6.316	1/20/2031	411,993
2,492,094	Wachovia Bank Commercial Mortgage Trust(b,c)	4.849	4/15/2006	2,491,935
1,872,018	Wachovia Bank Commercial Mortgage Trust(b,c)	4.949	4/15/2006	1,872,096
500,000	Wachovia Bank Commercial Mortgage Trust	4.516	5/15/2044	482,124
2,276,915	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	2,176,351

	Total Commercial Mortgage-Backed Securities			17,475,569

Communications Services (3.2%)
800,000	BellSouth Corporation(b)	5.200	9/15/2014	765,090
200,000	British Telecom plc(b)	8.375	12/15/2010	223,079
400,000	Cingular Wireless, Inc.(b)	6.500	12/15/2011	418,176
225,000	Comcast Corporation(b)	5.500	3/15/2011	222,543
500,000	Cox Communications, Inc.(b)	7.750	11/1/2010	534,710
200,000	Deutsche Telekom International Finance BV	8.000	6/15/2010	217,807
500,000	Deutsche Telekom International Finance BV	5.250	7/22/2013	479,992
200,000	France Telecom SA	7.750	3/1/2011	218,422

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (119.0%)	Rate	Date	Value

Communications Services — continued
$700,000	New Cingular Wireless Services, Inc.(b)	7.875%	3/1/2011	$767,246
400,000	SBC Communications, Inc.	5.875	2/1/2012	402,367
700,000	Sprint Capital Corporation	7.625	1/30/2011	757,047
550,000	Sprint Capital Corporation(b)	6.900	5/1/2019	587,572
1,300,000	Telecom Italia Capital SA(b)	5.250	10/1/2015	1,209,569
425,000	Tele-Communications, Inc. (TCI Group)(b)	7.875	8/1/2013	466,508
1,000,000	Verizon Global Funding Corporation(b)	7.375	9/1/2012	1,083,083

	Total Communications Services			8,353,211

Consumer Cyclical (1.2%)
850,000	AOL Time Warner, Inc.(b)	6.875	5/1/2012	891,204
1,000,000	DaimlerChrysler North American Holdings Corporation(b)	4.750	1/15/2008	985,987
525,000	Toyota Motor Credit Corporation(b)	2.875	8/1/2008	498,381
500,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	599,472

	Total Consumer Cyclical			2,975,044

Consumer Non-Cyclical (1.8%)
500,000	Bunge Limited Finance Corporation(b)	7.800	10/15/2012	551,669
475,000	Coca-Cola HBC Finance BV(b)	5.125	9/17/2013	459,841
400,000	Genentech, Inc.	4.400	7/15/2010	385,464
482,000	General Mills, Inc.(b)	6.000	2/15/2012	491,029
300,000	GlaxoSmithKline Capital, Inc.(b)	5.375	4/15/2034	285,223
250,000	Kimberly-Clark Corporation(d)	6.375	1/1/2028	267,283
650,000	Kraft Foods, Inc.(b)	6.250	6/1/2012	669,582
500,000	Kroger Company(b)	4.950	1/15/2015	463,564
475,000	Safeway, Inc.(b)	4.125	11/1/2008	458,550
500,000	WellPoint, Inc.	5.000	12/15/2014	476,882

	Total Consumer Non-Cyclical			4,509,087

Energy (1.5%)
500,000	Anadarko Finance Company(b)	6.750	5/1/2011	526,840
500,000	Burlington Resources, Inc.(b)	6.500	12/1/2011	524,798
1,000,000	Conoco Funding Company(b)	6.350	10/15/2011	1,042,661
500,000	Consolidated Natural Gas Company(b)	6.850	4/15/2011	524,242
650,000	Union Oil Company of California(b)	5.050	10/1/2012	644,312
500,000	Valero Energy Corporation(b)	4.750	6/15/2013	471,106

	Total Energy			3,733,959

Financials (9.0%)
500,000	AIG SunAmerica Global Financing VI(b)	6.300	5/10/2011	518,862
500,000	Allstate Corporation(b)	5.000	8/15/2014	481,403
250,000	Associates Corporation of North America(b)	6.250	11/1/2008	255,701
1,075,000	Bank of America Corporation(b)	3.875	1/15/2008	1,050,104
650,000	Bank of America Corporation	4.750	8/15/2013	619,406
1,800,000	Bank One Corporation(b)	5.900	11/15/2011	1,829,353

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (119.0%)	Rate	Date	Value

Financials — continued
$600,000	BB&T Corporation(b)	6.500%	8/1/2011	$629,351
1,100,000	BNP Paribas SA(b)	5.186	6/29/2015	1,031,778
725,000	CIT Group, Inc.(b)	4.750	12/15/2010	701,815
450,000	Citigroup, Inc.(b)	3.500	2/1/2008	436,478
590,000	Citigroup, Inc.(b)	5.000	9/15/2014	564,689
250,000	Citigroup, Inc.(b)	4.700	5/29/2015	234,479
725,000	Credit Suisse First Boston USA, Inc.(b)	3.875	1/15/2009	697,794
475,000	EOP Operating, LP(b)	4.750	3/15/2014	437,440
950,000	Goldman Sachs Group, Inc.(b)	6.600	1/15/2012	995,976
500,000	Household Finance Corporation(b)	4.750	5/15/2009	490,880
650,000	Household Finance Corporation(b)	6.375	11/27/2012	673,564
350,000	HSBC Finance Corporation(b)	5.000	6/30/2015	330,344
850,000	International Lease Finance Corporation(b)	5.875	5/1/2013	854,995
775,000	Lehman Brothers Holdings, Inc.(b)	3.950	11/10/2009	737,458
800,000	Marsh & McLennan Companies, Inc.(b)	5.750	9/15/2015	782,329
475,000	Merrill Lynch & Company, Inc.	5.000	2/3/2014	455,535
500,000	MetLife, Inc.(b)	5.000	6/15/2015	475,866
1,344,000	Morgan Stanley(b)	5.878	3/1/2007	1,345,949
513,000	Morgan Stanley(b)	7.700	3/1/2032	588,201
1,250,000	Morgan Stanley Dean Witter & Company(b)	6.750	4/15/2011	1,315,812
300,000	PNC Funding Corporation(b)	6.875	7/15/2007	305,065
500,000	ProLogis Trust(b)	5.500	3/1/2013	492,026
500,000	Residential Capital Corporation	6.375	6/30/2010	503,710
500,000	Student Loan Marketing Corporation(b)	4.000	1/15/2010	471,580
550,000	Union Planters Corporation	4.375	12/1/2010	526,812
500,000	Wachovia Bank NA	4.875	2/1/2015	471,670
500,000	Washington Mutual Bank FA(b)	5.500	1/15/2013	494,176
1,100,000	Wells Fargo & Company(b)	4.200	1/15/2010	1,055,699
400,000	Willis Group North America, Inc.(b)	5.625	7/15/2015	389,682

	Total Financials			23,245,982

Foreign (2.6%)
250,000	African Development Bank(b)	6.875	10/15/2015	274,600
350,000	Canadian Government(b)	5.250	11/5/2008	352,982
800,000	European Investment Bank(b)	3.000	6/16/2008	766,562
550,000	Export-Import Bank of Korea(b)	4.125	2/10/2009	531,043
350,000	Inter-American Development Bank	5.375	11/18/2008	353,022
425,000	Pemex Project Funding Master Trust(b)	9.125	10/13/2010	478,125
250,000	Province of Nova Scotia(b)	7.250	7/27/2013	279,012
400,000	Province of Quebec	4.875	5/5/2014	387,594
400,000	Province of Quebec(d)	7.500	7/15/2023	483,300
600,000	Republic of Italy	6.000	2/22/2011	620,781
200,000	Republic of Italy(d)	4.375	6/15/2013	189,935
1,000,000	Republic of Italy(b)	5.375	6/15/2033	963,010
1,100,000	United Mexican States	5.625	1/15/2017	1,065,350

	Total Foreign			6,745,316

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal				Interest	Maturity
Amount	Long-Term Fixed Income (119.0%)			Rate	Date	Value

Mortgage-Backed Securities (35.4%)
$13,407	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	7.500%	12/1/2009	$13,778
14,259	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	7.000	1/1/2011	14,665
14,819	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	6.500	10/1/2012	15,130
12,850	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	6.500	1/1/2013	13,121
19,913	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	6.000	9/1/2013	20,151
42,371	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	5.500	3/1/2014	42,204
54,323	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	6.000	4/1/2014	54,971
15,609	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	7.000	10/1/2014	16,056
28,240	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	6.500	3/1/2016	28,845
61,324	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	6.000	9/1/2016	62,075
464,640	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	7.000	6/1/2017	477,673
818,076	Federal Home Loan Mortgage Corporation
	Gold	15-Yr.	Pass Through	5.500	12/1/2017	813,333
45,276	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.000	6/1/2016	45,830
13,229	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	4/1/2024	13,551
11,512	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	5/1/2024	11,884
4,933	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.500	8/1/2025	5,169
16,866	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	8.500	11/1/2025	18,155
3,775	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	8.000	1/1/2026	4,027
693	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	6/1/2026	715
7,228	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	4/1/2027	7,454
8,185	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.500	7/1/2027	8,579
9,637	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	8/1/2027	9,937
7,167	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.500	10/1/2027	7,505

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal				Interest	Maturity
Amount	Long-Term Fixed Income (119.0%)			Rate	Date	Value

Mortgage-Backed Securities — continued
$9,563	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000%	5/1/2028	$9,858
40,631	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.000	8/1/2028	40,765
11,376	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	10/1/2028	11,652
18,566	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through			6.500	2/1/2029	19,017
33,198	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.000	3/1/2029	33,296
11,502	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	7/1/2029	11,847
28,135	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.500	10/1/2029	29,432
14,188	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.500	11/1/2029	14,842
27,363	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	5/1/2031	27,969
103,312	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.000	6/1/2031	103,515
47,676	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	6/1/2031	49,130
108,750	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.000	7/1/2031	108,964
25,619	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	9/1/2031	26,401
61,536	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	10/1/2031	62,899
508,701	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.000	1/1/2032	509,700
53,722	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	7.000	5/1/2032	55,328
528,361	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	7/1/2032	539,744
365,596	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.500	10/1/2032	373,472
672,945	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through	6.000	11/1/2032	673,996
10,000,000	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through(e)	5.000	4/1/2036	9,512,500
15,700,000	Federal Home Loan Mortgage Corporation
	Gold	30-Yr.	Pass Through(e)	6.000	4/1/2036	15,704,898
6,775	Federal National Mortgage Association Conventional
	15-Yr. Pass Through			6.000	4/1/2011	6,857
7,134	Federal National Mortgage Association Conventional
	15-Yr. Pass Through			7.500	7/1/2011	7,406

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (119.0%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$7,396	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	8.000%	7/1/2012	$7,791
12,249	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.500	12/1/2012	12,535
29,046	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.500	6/1/2013	29,731
43,937	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.000	12/1/2013	44,526
24,600,000	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through(e)	5.000	4/1/2021	23,977,325
11,003	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	10.500	8/1/2020	12,148
10,225	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	12/1/2024	10,869
12,072	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	10/1/2025	12,459
46,849	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	11/1/2025	48,038
3,675	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.500	12/1/2025	3,946
15,182	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	1/1/2026	15,865
7,757	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	2/1/2026	8,006
12,859	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	5/1/2026	13,182
9,110	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	9/1/2026	9,702
14,635	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	2/1/2027	15,299
4,015	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	3/1/2027	4,144
17,206	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	8/1/2027	17,641
2,390	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	11/1/2027	2,499
15,153	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	9.000	11/1/2027	16,520
4,535	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	1/1/2028	4,681
110,053	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	2/1/2028	115,085
18,841	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	5/1/2028	18,887
10,420	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	9/1/2028	10,683

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (119.0%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$33,168	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000%	10/1/2028	$34,221
71,500	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	11/1/2028	74,744
100,620	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	12/1/2028	100,867
13,388	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	12/1/2028	13,813
19,589	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	2/1/2029	20,085
68,931	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	3/1/2029	69,101
31,260	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	3/1/2029	32,240
84,718	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	4/1/2029	86,853
15,123	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	8/1/2029	15,504
23,931	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	8/1/2029	25,031
32,396	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	10/1/2029	33,412
16,495	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	12/1/2029	17,253
14,327	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	4/1/2030	15,285
9,162	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	12/1/2030	9,577
162,072	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	5/1/2031	162,289
289,027	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	4/1/2032	295,504
259,183	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	5/1/2032	264,991
151,682	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	5/1/2032	156,256
855,966	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	7/1/2032	875,148
373,515	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	8/1/2032	381,885
33,900,000	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through(e)	5.500	4/1/2036	33,084,299
14,599	Government National Mortgage Association
	15-Yr.	Pass Through	6.500	6/15/2009	14,841
44,630	Government National Mortgage Association
	15-Yr.	Pass Through	7.000	9/15/2013	46,164

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (119.0%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$6,272	Government National Mortgage Association
	30-Yr.	Pass Through	7.500%	3/15/2023	$6,602
13,228	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	1/15/2024	13,791
6,321	Government National Mortgage Association
	30-Yr.	Pass Through	9.000	9/15/2024	6,856
9,012	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	6/15/2025	9,656
2,653	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	9/15/2026	2,845
25,431	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	3/15/2027	26,723
8,840	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	10/15/2027	9,290
28,800	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	11/15/2027	30,068
22,431	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	1/15/2028	23,390
3,130	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	4/15/2028	3,349
20,595	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	7/15/2028	21,377
19,311	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	8/15/2028	20,137
53,435	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	11/15/2028	56,113
15,699	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	12/15/2028	16,295
96,302	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	3/15/2029	99,997
29,477	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	4/15/2029	30,608
16,593	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	10/15/2030	17,744
25,525	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	1/15/2031	26,773
11,682	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	4/15/2031	12,184
46,755	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	6/15/2031	48,488
38,828	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	9/15/2031	40,495

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (119.0%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$519,023	Government National Mortgage Association
	30-Yr. Pass Through	6.500%	1/15/2032	$538,206
77,671	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2032	80,542

	Total Mortgage-Backed Securities			91,020,750

Technology (0.2%)
500,000	International Business Machines Corporation	4.250	9/15/2009	484,184

	Total Technology			484,184

Transportation (0.6%)
500,000	CSX Corporation(b)	5.500	8/1/2013	495,904
475,000	FedEx Corporation(b)	3.500	4/1/2009	451,266
500,000	Union Pacific Corporation(b)	7.000	2/1/2016	548,320

	Total Transportation			1,495,490

U.S. Government (29.8%)

1,600,000	Federal Home Loan Bank	4.250	4/16/2007	1,585,816
500,000	Federal Home Loan Bank	6.625	8/27/2007	510,040
2,000,000	Federal Home Loan Bank(b)	3.375	2/15/2008	1,938,886
500,000	Federal Home Loan Bank	2.750	3/14/2008	478,706
700,000	Federal Home Loan Bank(b)	5.925	4/9/2008	711,343
3,000,000	Federal Home Loan Bank	4.100	6/13/2008	2,940,537
500,000	Federal Home Loan Bank	4.250	10/14/2008	493,459
1,500,000	Federal Home Loan Bank(d)	4.625	11/21/2008	1,483,538
500,000	Federal Home Loan Bank(d)	4.500	11/15/2012	482,760
850,000	Federal Home Loan Bank(d)	4.500	9/16/2013	813,912
500,000	Federal Home Loan Mortgage Corporation	7.100	4/10/2007	509,613
2,225,000	Federal Home Loan Mortgage Corporation(d)	5.750	4/15/2008	2,252,232
1,050,000	Federal Home Loan Mortgage Corporation(d)	6.000	6/15/2011	1,089,968
1,750,000	Federal Home Loan Mortgage Corporation(d)	5.125	7/15/2012	1,744,482
3,100,000	Federal National Mortgage Association(d)	3.250	1/15/2008	3,004,455
1,600,000	Federal National Mortgage Association(d)	5.250	1/15/2009	1,606,381
2,000,000	Federal National Mortgage Association(d)	6.125	3/15/2012	2,094,700
1,700,000	Federal National Mortgage Association	5.000	3/15/2016	1,675,370
500,000	Federal National Mortgage Association	5.960	9/11/2028	538,426
100,000	Federal National Mortgage Association	6.250	5/15/2029	112,280
200,000	Resolution Funding Corporation(b)	8.125	10/15/2019	252,033
250,000	Tennessee Valley Authority(b)	6.000	3/15/2013	261,732
4,700,000	U.S. Treasury Bonds(d)	7.250	5/15/2016	5,558,483
400,000	U.S. Treasury Bonds(d)	8.875	2/15/2019	544,531
250,000	U.S. Treasury Bonds(d)	8.125	8/15/2021	330,860
290,000	U.S. Treasury Bonds(d)	7.625	11/15/2022	372,265
1,000,000	U.S. Treasury Bonds(d)	6.250	8/15/2023	1,134,141
260,000	U.S. Treasury Bonds(d)	7.500	11/15/2024	335,298

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (119.0%)	Rate	Date	Value

U.S. Government — continued

$350,000	U.S. Treasury Bonds(d)	6.875%	8/15/2025	$427,246
9,675,000	U.S. Treasury Bonds(d)	5.250	11/15/2028	9,934,261
5,250,000	U.S. Treasury Bonds(d)	6.125	8/15/2029	6,019,041
5,350,000	U.S. Treasury Notes	5.500	5/15/2009	5,456,791
12,500,000	U.S. Treasury Notes(d)	6.000	8/15/2009	12,951,662
6,945,000	U.S. Treasury Notes(d)	5.000	2/15/2011	7,001,428

	Total U.S. Government			76,646,676

Utilities (1.3%)
400,000	CenterPoint Energy Houston Electric, LLC(b)	5.600	7/1/2023	378,726
475,000	Duke Capital Corporation(b)	7.500	10/1/2009	503,260
475,000	FirstEnergy Corporation(b)	6.450	11/15/2011	491,499
475,000	Niagara Mohawk Power Corporation(b)	7.750	10/1/2008	499,259
475,000	Oncor Electric Delivery Company(b)	6.375	1/15/2015	490,167
600,000	Public Service Company of Colorado	7.875	10/1/2012	678,559
225,000	Southern California Edison Company(b)	5.000	1/15/2014	216,672

	Total Utilities			3,258,142

	Total Long-Term Fixed Income (cost $311,968,158)			305,866,600

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (22.8%)	Rate(f)	Date	Value

58,504,959	Thrivent Financial Securities Lending Trust	4.770%	N/A	$58,504,959

	Total Collateral Held for Securities Loaned
	(cost $58,504,959)			58,504,959

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (12.5%)	Rate(f)	Date	Value

$6,000,000	Kitty Hawk Funding Corporation	4.750%	4/3/2006	$5,998,417
4,750,000	Kitty Hawk Funding Corporation	4.730	4/20/2006	4,738,142
10,220,000	Preferred Receivables Funding Corporation	4.830	4/3/2006	10,217,258
11,165,314	Thrivent Money Market Portfolio	4.460	N/A	11,165,314

	Total Short-Term Investments (at amortized cost)			32,119,131

	Total Investments (cost $402,592,248) 154.3%			$396,490,690

	Other Assets and Liabilities, Net (54.3%)			(139,471,791)

	Total Net Assets 100.0%			$257,018,899

(a) The categories of investments are shown as a percentage of total net assets.

(b) Designated as cover for long settling trades.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) All or a portion of the security is on loan.

(e) Denotes investments purchased on a when-issued basis.

(f) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$1,255,739
Gross unrealized depreciation	(7,357,297)

Net unrealized appreciation	$(6,101,558)
Cost for federal income tax purposes	$402,592,248

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.7%)	Rate	Date	Value

Asset-Backed Securities (26.6%)
$1,500,000	American Express Credit Account Master Trust(b)	4.869%	4/15/2006	$1,500,549
3,000,000	Americredit Automobile Receivables Trust(b)	4.741	4/6/2006	3,001,206
3,000,000	Americredit Automobile Receivables Trust(c)	3.430	7/6/2011	2,895,387
3,070,620	Banc of America Securities Auto Trust	3.890	6/18/2008	3,057,803
3,000,000	Bear Stearns Asset-Backed Securities, Inc.(b)	5.058	4/25/2006	3,001,620
3,000,000	Capital Auto Receivables Asset Trust(c)	3.350	2/15/2008	2,965,476
3,500,000	Caterpillar Financial Asset Trust(c)	3.900	2/25/2009	3,448,952
654,756	Chase Funding Mortgage Loan Asset-Backed
	Certificates(c)	2.734	9/25/2024	651,208
4,000,000	Chase Manhattan Auto Owner Trust	4.840	7/15/2009	3,980,712
3,500,000	CIT Equipment Collateral	4.420	5/20/2009	3,458,161
500,000	Citibank Credit Card Master Trust I	6.100	5/15/2008	500,606
3,000,000	Countrywide Asset-Backed Certificates(c)	3.683	8/25/2024	2,983,356
2,799,077	Countrywide Asset-Backed Certificates(c)	3.903	1/25/2031	2,780,746
5,000,000	Countrywide Asset-Backed Certificates	5.549	4/25/2036	4,981,666
3,234,246	CPS Auto Trust	4.520	3/15/2010	3,213,427
2,074,619	Credit Based Asset Servicing and Securitization	3.887	10/25/2034	2,052,574
5,000,000	Credit-Based Asset Servicing and Securitization, LLC	5.489	12/25/2036	5,016,245
3,000,000	DaimlerChrysler Master Owner Trust(b)	4.799	4/15/2006	3,000,243
1,168,496	Encore Credit Receivables Trust(b)	4.941	4/25/2006	1,168,733
3,500,000	Fremont Home Loan Trust(b)	4.978	4/25/2006	3,500,326
3,000,000	GE Dealer Floorplan Master Note Trust(b)	4.816	4/20/2006	3,000,675
3,700,000	GE Equipment Small Ticket, LLC	4.380	7/22/2009	3,651,844
3,000,000	GMAC Mortgage Corporation Loan Trust(b,c)	4.908	4/25/2006	2,998,251
3,000,000	Harley Davidson Motorcycle Trust	3.200	5/15/2012	2,915,076
3,000,000	Honda Auto Receivables Owner Trust	2.910	10/20/2008	2,946,513
2,255,000	Honda Auto Receivables Owner Trust	2.790	3/16/2009	2,208,869
1,500,000	Honda Auto Receivables Owner Trust	2.960	4/20/2009	1,462,670
3,508,523	Hyundai Auto Receivables Trust	3.880	6/16/2008	3,485,381
2,000,000	John Deere Owner Trust	3.980	6/15/2009	1,968,556
975,071	Long Beach Mortgage Loan Trust(b)	4.928	4/25/2006	975,207
500,000	MBNA Credit Card Master Note Trust	4.950	6/15/2009	499,550
3,054,249	Navistar Financial Corporation	4.010	7/15/2008	3,042,444
3,915,000	Nissan Auto Lease Trust	3.180	6/15/2010	3,832,785
3,000,000	Nissan Auto Receivables Owner Trust	4.740	9/15/2009	2,976,744
3,665,967	Nomura Asset Acceptance Corporation(b)	4.958	4/25/2006	3,665,967
2,500,000	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	2,442,162
1,500,000	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	1,470,333
3,500,000	Renaissance Home Equity Loan Trust	3.856	1/25/2035	3,471,923
4,665,000	Renaissance Home Equity Loan Trust	5.608	5/25/2036	4,662,084
1,026,286	Residential Asset Mortgage Products, Inc.	3.620	7/25/2026	1,020,300
950,446	Residential Asset Securities Corporation	3.250	5/25/2029	945,262
3,000,000	Residential Asset Securities Corporation(c)	5.010	4/25/2033	2,951,655
2,570,825	SLM Student Loan Trust(b,c)	4.633	4/25/2006	2,570,070
871,493	Structured Asset Investment Loan Trust(b)	4.898	4/25/2006	871,556

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.7%)	Rate	Date	Value

Asset-Backed Securities — continued
$3,000,000	Textron Financial Floorplan Master Note Trust(b)	4.840%	4/13/2006	$3,006,915
4,000,000	USAA Auto Owner Trust	4.830	4/15/2010	3,976,364
1,933,344	Wachovia Mortgage Loan Trust, LLC(b)	4.928	4/25/2006	1,933,642
3,411,831	World Omni Auto Receivables Trust	4.300	3/20/2008	3,401,811

	Total Asset-Backed Securities			129,513,605

Basic Materials (1.5%)
1,500,000	ICI North America	8.875	11/15/2006	1,528,268
1,800,000	IMC Global, Inc.	10.875	6/1/2008	1,966,500
2,400,000	Lubrizol Corporation	4.625	10/1/2009	2,325,274
1,500,000	Monsanto Company(d)	4.000	5/15/2008	1,456,594

	Total Basic Materials			7,276,636

Capital Goods (2.5%)
1,500,000	Bombardier Capital, Inc.	6.125	6/29/2006	1,500,000
2,000,000	Goodrich Corporation	6.600	5/15/2009	2,061,694
2,500,000	John Deere Capital Corporation	4.400	7/15/2009	2,426,902
2,500,000	Oakmont Asset Trust	4.514	12/22/2008	2,421,958
1,750,000	Raytheon Company	6.750	8/15/2007	1,777,393
2,000,000	Tyco International Group SA Participation
	Certificate Trust	4.436	6/15/2007	1,967,450

	Total Capital Goods			12,155,397

Commercial Mortgage-Backed Securities (16.9%)
1,400,000	Banc of America Commercial Mortgage, Inc.	5.001	9/10/2010	1,376,221
1,500,000	Banc of America Commercial Mortgage, Inc.(c)	4.037	11/10/2039	1,427,894
175,649	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	173,236
3,326,576	Banc of America Mortgage Securities, Inc.(e)	4.827	9/25/2035	3,254,080
3,838,682	Bear Stearns Adjustable Rate Mortgage Trust	4.625	8/25/2010	3,736,695
1,300,000	Bear Stearns Commercial Mortgage Securities, Inc.(c,e)	3.869	2/11/2041	1,242,619
2,695,396	Citigroup Mortgage Loan Trust, Inc.	4.922	8/25/2035	2,667,466
5,000,000	Citigroup Mortgage Loan Trust, Inc.	5.536	3/1/2036	4,995,312
1,085,944	Commercial Mortgage Pass-Through Certificates(b)	4.849	4/15/2006	1,085,824
5,418,185	Countrywide Home Loans, Inc.	5.424	3/20/2036	5,371,751
4,923,455	Deutsche Alt-A Securities, Inc.	5.568	2/25/2036	4,919,024
3,304,524	General Electric Commercial Mortgage Corporation(e)	4.792	7/10/2045	3,243,063
4,287,844	Impac CMB Trust(b)	5.078	4/25/2006	4,291,442
2,725,385	Impac CMB Trust(b)	5.098	4/25/2006	2,728,963
3,066,184	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	2.790	1/12/2039	2,923,042
4,974,900	JP Morgan Alternative Loan Trust(f)	5.801	3/25/2036	4,969,427
1,000,000	LB-UBS Commercial Mortgage Trust	3.323	3/15/2027	964,001
3,260,443	LB-UBS Commercial Mortgage Trust	4.747	9/15/2040	3,219,492
839,620	Lehman Brothers “CALSTRS” Mortgage Trust	3.988	11/20/2012	822,607
3,939,169	Merrill Lynch Mortgage Investors, Inc.	4.887	6/25/2035	3,868,316
1,250,000	Merrill Lynch Mortgage Trust	4.099	11/15/2010	1,227,488

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.7%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$3,755,518	Residential Accredit Loans, Inc.	5.638%	9/25/2035	$3,740,079
2,990,513	Wachovia Bank Commercial Mortgage Trust(b)	4.849	4/15/2006	2,990,322
2,808,027	Wachovia Bank Commercial Mortgage Trust(b)	4.949	4/15/2006	2,808,145
4,553,831	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	4,352,702
3,764,062	Washington Mutual Mortgage Pass-Through Certificates(b)	5.108	4/25/2006	3,781,806
3,020,719	Washington Mutual Mortgage Pass-Through Certificates(b)	5.138	4/25/2006	3,030,419
3,076,170	Washington Mutual Mortgage Pass-Through Certificates	4.845	9/25/2035	3,032,424

	Total Commercial Mortgage-Backed Securities			82,243,860

Communications Services (5.2%)
1,400,000	ALLTEL Corporation	4.656	5/17/2007	1,390,620
2,100,000	British Sky Broadcasting Group plc(c)	6.875	2/23/2009	2,173,313
1,400,000	CenturyTel, Inc.(c)	4.628	5/15/2007	1,384,727
2,000,000	Comcast Cable Communications, Inc.	6.200	11/15/2008	2,033,236
1,760,000	Cox Communications, Inc.	7.875	8/15/2009	1,863,558
2,500,000	Nextel Partners, Inc.	8.125	7/1/2011	2,643,750
1,000,000	Qwest Corporation	5.625	11/15/2008	992,500
2,500,000	SBC Communications, Inc.	4.125	9/15/2009	2,390,675
2,400,000	Sprint Capital Corporation	6.125	11/15/2008	2,442,559
2,400,000	Telecom Italia Capital SA	4.000	11/15/2008	2,312,580
1,000,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	972,369
2,500,000	Time Warner Entertainment Company, LP	7.250	9/1/2008	2,591,735
2,000,000	Viacom, Inc.(e)	5.625	5/1/2007	1,998,814

	Total Communications Services			25,190,436

Consumer Cyclical (3.6%)
1,250,000	Carnival Corporation(c)	3.750	11/15/2007	1,218,385
2,100,000	D.R. Horton, Inc.(d)	8.000	2/1/2009	2,213,625
2,500,000	DaimlerChrysler North American Holdings Corporation(b)	5.210	5/2/2006	2,509,512
1,750,000	Ford Motor Credit Company	6.625	6/16/2008	1,656,356
1,500,000	Gap, Inc.	9.550	12/15/2008	1,637,187
2,000,000	General Motors Acceptance Corporation(d)	4.500	7/15/2006	1,982,836
2,500,000	Harrah’s Operating Company, Inc.	7.125	6/1/2007	2,542,350
2,100,000	May Department Stores Company	4.800	7/15/2009	2,057,212
1,102,132	SLM Student Loan Trust(b)	4.633	4/25/2006	1,101,809
750,000	Starwood Hotels & Resorts Worldwide, Inc.	7.375	5/1/2007	763,125

	Total Consumer Cyclical			17,682,397

Consumer Non-Cyclical (3.9%)
2,500,000	Baxter International, Inc.	5.196	2/16/2008	2,489,978
1,400,000	Beckman Coulter, Inc.	7.450	3/4/2008	1,447,023
365,000	Bunge Limited Finance Corporation	7.800	10/15/2012	402,718
2,500,000	Cadbury Schweppes plc	3.875	10/1/2008	2,410,612
750,000	Harvard University	8.125	4/15/2007	772,725
2,400,000	HCA, Inc.	5.500	12/1/2009	2,338,255
1,950,000	Kroger Company	6.375	3/1/2008	1,979,230

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.7%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$2,025,000	Miller Brewing Company(c)	4.250%	8/15/2008	$1,975,554
1,100,000	Safeway, Inc.	6.500	11/15/2008	1,119,551
1,750,000	Tyson Foods, Inc.	7.250	10/1/2006	1,765,132
2,000,000	Wyeth	4.375	3/1/2008	1,963,200

	Total Consumer Non-Cyclical			18,663,978

Energy (2.5%)
1,000,000	Enterprise Products Operating, LP	4.000	10/15/2007	978,302
1,000,000	Enterprise Products Operating, LP	4.625	10/15/2009	966,372
2,000,000	KeySpan Corporation	4.900	5/16/2008	1,978,294
2,000,000	Marathon Oil Corporation(c)	5.375	6/1/2007	2,001,036
2,500,000	Oneok, Inc.	5.510	2/16/2008	2,496,160
1,500,000	Panhandle Eastern Pipe Line Company	2.750	3/15/2007	1,462,562
2,400,000	Plains All American Pipeline, LP/PAA Finance
	Corporation(d)	4.750	8/15/2009	2,332,762

	Total Energy			12,215,488

Financials (15.9%)
2,000,000	Abbey National plc(g)	6.700	6/15/2008	2,042,810
2,000,000	American General Finance Corporation(b)	4.720	4/18/2006	2,001,870
700,000	Barnett Capital I	8.060	12/1/2026	737,917
1,000,000	Capital One Bank(c)	4.875	5/15/2008	989,895
750,000	Capital One Financial Corporation	4.738	5/17/2007	744,340
2,250,000	Chubb Corporation(c)	4.934	11/16/2007	2,233,647
2,500,000	CIT Group, Inc.	4.750	8/15/2008	2,467,392
700,000	Corestates Capital Trust I	8.000	12/15/2026	736,096
1,000,000	Countrywide Home Loans, Inc.	4.125	9/15/2009	955,825
2,100,000	Credit Suisse First Boston USA, Inc.(b,d)	5.000	6/9/2006	2,101,724
2,500,000	Donaldson, Lufkin & Jenrette, Inc.	6.500	4/1/2008	2,545,525
1,750,000	EOP Operating, LP	6.800	1/15/2009	1,802,616
1,000,000	First Chicago Corporation	6.375	1/30/2009	1,026,923
2,000,000	Goldman Sachs Group, Inc.	3.875	1/15/2009	1,927,606
1,400,000	International Lease Finance Corporation	3.300	1/23/2008	1,353,370
1,500,000	iSTAR Financial, Inc.	4.875	1/15/2009	1,472,632
2,000,000	J.P. Morgan Chase & Company	6.125	10/15/2008	2,032,380
900,000	John Hancock Global Funding II	3.750	9/30/2008	868,694
2,500,000	KeyCorp	4.700	5/21/2009	2,463,245
3,500,000	Lehman Brothers Holdings E-Capital Trust I(b)	5.550	5/19/2006	3,509,583
2,000,000	Lehman Brothers Holdings, Inc.	3.500	8/7/2008	1,921,748
2,500,000	Marsh & McLennan Companies, Inc.	5.375	3/15/2007	2,493,128
2,000,000	MBNA Europe Funding plc(b)	4.950	6/7/2006	2,000,872
1,500,000	Merrill Lynch & Company, Inc.(b)	4.944	4/21/2006	1,506,410
1,500,000	Merrill Lynch & Company, Inc.	4.831	10/27/2008	1,485,369
1,725,000	Mizuho Perferred Capital Company, LLC	8.790	06/30/2008	1,834,248
1,000,000	Monumental Global Funding II	3.850	3/3/2008	972,674

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.7%)	Rate	Date	Value

Financials — continued
$1,300,000	Pacific Life Global Funding	3.750%	1/15/2009	$1,258,650
2,100,000	Popular North America, Inc.	5.200	12/12/2007	2,088,017
2,500,000	Premium Asset Trust(b)	4.750	4/18/2006	2,500,942
1,400,000	Pricoa Global Funding I	4.350	6/15/2008	1,369,462
2,000,000	Protective Life Secured Trust	4.000	10/7/2009	1,923,748
2,400,000	Residential Capital Corporation	6.125	11/21/2008	2,403,847
2,100,000	Simon Property Group, LP	6.375	11/15/2007	2,130,404
2,400,000	SLM Corporation	4.000	1/15/2009	2,307,343
2,000,000	St. Paul Travelers Companies, Inc.	5.750	3/15/2007	1,996,852
1,725,000	Tokai Preferred Capital Company, LLC	9.980		1,875,975
750,000	Union Planters Bank	5.125	6/15/2007	747,399
1,400,000	UnumProvident Corporation	5.997	5/15/2008	1,407,204
700,000	Wachovia Corporation	6.150	3/15/2009	715,233
2,500,000	Washington Mutual, Inc.	4.000	1/15/2009	2,413,700
2,000,000	Wells Fargo & Company(b)	5.010	6/15/2006	2,002,592
2,000,000	Westpac Banking Corporation(b)	4.860	5/25/2006	2,001,560
2,000,000	World Savings Bank FSB(b)	4.880	6/1/2006	2,001,972

	Total Financials			77,373,439

Foreign(h)
83,333	Pemex Finance, Ltd.	8.450	2/15/2007	83,904

	Total Foreign			83,904

Mortgage-Backed Securities (7.7%)
11,000,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through(i)	5.500	4/1/2021	10,931,250
22,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(i)	6.500	4/1/2036	22,440,002
4,000,000	HomeBanc Mortgage Trust	6.117	5/25/2036	4,023,600

	Total Mortgage-Backed Securities			37,394,852

Technology (0.4%)
2,000,000	Deluxe Corporation	3.500	10/1/2007	1,916,676

	Total Technology			1,916,676

Transportation (0.4%)
1,300,000	FedEx Corporation(c)	3.500	4/1/2009	1,235,043
935,000	Southwest Airlines Company	5.496	11/1/2006	936,412

	Total Transportation			2,171,455

U.S. Government (12.7%)

2,500,000	Federal Home Loan Bank	4.250	4/16/2007	2,477,838
5,000,000	Federal Home Loan Bank	4.625	7/18/2007	4,968,955
4,000,000	Federal Home Loan Bank	4.625	10/24/2007	3,968,736
8,000,000	Federal Home Loan Bank	4.100	6/13/2008	7,841,432

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.7%)	Rate	Date	Value

U.S. Government — continued

$3,600,000	Federal Home Loan Bank	4.400%	7/28/2008	$3,547,847
3,500,000	Federal Home Loan Mortgage Corporation	4.125	4/2/2007	3,465,892
2,000,000	Federal Home Loan Mortgage Corporation	4.625	8/15/2008	1,979,830
4,800,000	Federal Home Loan Mortgage Corporation(d)	4.000	9/22/2009	4,627,104
4,000,000	Federal National Mortgage Association	4.375	9/7/2007	3,956,096
5,000,000	Federal National Mortgage Association(d)	3.125	12/15/2007	4,841,415
1,600,000	Federal National Mortgage Association	4.400	7/28/2008	1,576,821
4,000,000	Federal National Mortgage Association(d)	4.000	9/2/2008	3,895,540
5,000,000	Federal National Mortgage Association	5.300	2/22/2011	4,958,745
1,000,000	U.S. Department of Housing and Urban Development	3.450	8/1/2006	994,938
7,000,000	U.S. Treasury Notes(d)	4.375	12/31/2007	6,944,217
2,100,000	U.S. Treasury Notes(d)	4.500	11/15/2015	2,037,821

	Total U.S. Government			62,083,227

U.S. Municipals (0.2%)

750,000	Washington State Office of the State Treasurer	4.500	7/1/2007	744,082

	Total U.S. Municipals			744,082

Utilities (3.7%)
2,000,000	Carolina Power & Light, Inc.(c)	5.950	3/1/2009	2,027,756
2,500,000	CenterPoint Energy, Inc.	5.875	6/1/2008	2,512,758
1,750,000	Dominion Resources, Inc.(b)	5.265	6/28/2006	1,751,500
675,000	DPL, Inc.	6.250	5/15/2008	680,490
1,500,000	DTE Energy Company(c)	5.630	8/16/2007	1,502,588
1,500,000	FirstEnergy Corporation	5.500	11/15/2006	1,500,384
500,000	Indiana Michigan Power Company	6.125	12/15/2006	502,234
2,400,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	2,305,632
1,000,000	Pacific Gas & Electric Company(e)	3.600	3/1/2009	950,994
629,992	Power Receivables Finance, LLC	6.290	1/1/2012	632,531
3,000,000	PSEG Funding Trust	5.381	11/16/2007	2,989,980
600,000	Texas-New Mexico Power Company	6.125	6/1/2008	605,081

	Total Utilities			17,961,928

	Total Long-Term Fixed Income (cost $510,014,289)			504,671,360

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (5.3%)	Rate(j)	Date	Value

25,873,851	Thrivent Financial Securities Lending Trust	4.770%	N/A	$25,873,851

	Total Collateral Held for Securities Loaned
	(cost $25,873,851)			25,873,851

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.3%)	Rate(j)	Date	Value

9,104,064	Thrivent Money Market Portfolio	4.460%	N/A	$9,104,064
$2,000,000	Yum! Brands, Inc.(e)	8.500	4/15/2006	2,003,083

	Total Short-Term Investments (at amortized cost)			11,107,147

	Total Investments
	(cost $546,995,287) 111.3%			$541,652,358

	Other Assets and Liabilities, Net (11.3%)			(54,785,941)

	Total Net Assets 100.0%			$486,866,417

(a) The categories of investments are shown as a percentage of total net assets.

(b) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(c) Designated as cover for long settling trades.

(d) All or a portion of the security is on loan.

(e) At March 31, 2006, $950,994 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, all or a portion of the denoted securities, valued at $9,331,295, were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

U.S. Treasury Bond Futures 5 yr.	55	March 2006	Short	$(5,744,063)	$(5,779,562)	$35,499
U.S. Treasury Bond Futures 10 yr.	25	March 2006	Short	$(2,659,766)	$(2,684,691)	$24,925

(f) Security is fair valued.

(g) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(h) The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent Limited Maturity Bond Portfolio.

(i) Denotes investments purchased on a when-issued basis.

(j) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(k) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$165,132
Gross unrealized depreciation	(5,508,061)

Net unrealized appreciation (depreciation)	$(5,342,929)
Cost for federal income tax purposes	$546,995,287

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mortgage Securities Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (153.7%)	Rate	Date	Value

Asset-Backed Securities (42.6%)
$2,000,000	Americredit Automobile Receivables Trust(b,c)	4.741%	4/6/2006	$2,000,804
1,957,321	Countrywide Asset-Backed Certificates(b,c)	4.898	4/25/2006	1,956,091
2,000,000	Credit-Based Asset Servicing and Securitization, LLC(c)	4.938	4/25/2006	2,000,000
1,537,311	FBR Securitization Trust, LLC(b,c)	4.938	4/25/2006	1,537,472
1,864,131	First Franklin Mortgage Loan Asset-Backed Certificates(b,c)	4.918	4/25/2006	1,864,455
2,000,000	First Horizon ABS Trust(b,c)	4.978	4/25/2006	2,000,000
1,000,000	First National Master Note Trust(b,c)	4.859	4/15/2006	1,000,750
2,000,000	GMAC Mortgage Corporation Loan Trust(b,c)	4.908	4/25/2006	1,998,834
1,955,493	Master Asset-Backed Securities Trust(b,c)	4.898	4/25/2006	1,955,657
1,000,000	MBNA Credit Card Master Note Trust(b,c)	4.859	4/15/2006	1,003,203
2,000,000	Navistar Financial Corporation(b,c,d)	5.018	4/25/2006	2,001,032
186,039	New Century Home Equity Loan Trust(b,c)	5.068	4/25/2006	186,079
746,169	New Century Home Equity Loan Trust(b,c)	5.211	4/25/2006	747,192
1,188,058	Residential Asset Securities Corporation(b)	3.250	5/25/2029	1,181,578
1,713,884	SLM Student Loan Trust(b,c)	4.633	4/25/2006	1,713,380
2,000,000	Textron Financial Floorplan Master Note Trust(b,c)	4.840	4/13/2006	2,004,610
2,000,000	Volkswagon Auto Lease Trust(b,c)	4.894	4/20/2006	2,001,114

	Total Asset-Backed Securities			27,152,251

Commercial Mortgage-Backed Securities (26.0%)
42,194	Banc of America Large Loan(b,c)	4.949	4/15/2006	42,200
950,450	Banc of America Mortgage Securities, Inc.(b)	4.827	9/25/2035	929,737
1,000,000	Citigroup Commercial Mortgage Trust(b)	4.860	5/15/2043	949,728
723,963	Commercial Mortgage Pass-Through Certificates(b,c)	4.849	4/15/2006	723,882
2,000,000	Credit Suisse First Boston Mortgage Securities
	Corporation(b,c)	4.949	4/15/2006	2,000,584
530,709	Credit Suisse First Boston Mortgage Securities
	Corporation(b,c)	5.188	4/25/2006	530,396
2,000,000	Greenwich Capital Commercial Funding Corporation(b,c)	4.841	4/5/2006	2,000,138
248,498	GSAA Home Equity Trust(b,c)	4.958	4/25/2006	248,497
1,429,281	Impac CMB Trust(b,c)	5.078	4/25/2006	1,430,480
483,398	INDYMAC Index Mortgage Loan Trust(b)	5.588	11/25/2035	480,556
2,000,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation(b)	5.038	3/15/2046	1,923,610
1,000,000	LB-UBS Commercial Mortgage Trust(b)	4.553	7/15/2030	970,976
1,313,056	Merrill Lynch Mortgage Investors, Inc.(b)	4.887	6/25/2035	1,289,439
1,031,659	MLCC Mortgage Investors, Inc.(b,c)	5.148	4/25/2006	1,033,166
2,000,000	National Collegiate Student Loan Trust(b,c)	4.888	4/25/2006	2,000,000

	Total Commercial Mortgage-Backed Securities			16,553,389

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mortgage Securities Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (153.7%)	Rate	Date	Value

Mortgage-Backed Securities (82.0%)
$7,000,000	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through(e)	5.500%	4/1/2021	$6,951,875
7,000,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through(e)	5.000	4/1/2021	6,822,816
1,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	5.000	4/1/2036	951,875
20,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	5.500	4/1/2036	20,006,729
17,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	6.000	4/1/2036	17,494,540

	Total Mortgage-Backed Securities			52,227,835

U.S. Government (3.1%)

2,000,000	U.S. Treasury Notes(b)	4.500	2/15/2016	1,945,156

	Total U.S. Government			1,945,156

	Total Long-Term Fixed Income (cost $99,559,612)			97,878,631

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mortgage Securities Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (28.7%)	Rate(f)	Date	Value

$1,050,000	American Family Financial Services(b)	4.670%	4/13/2006	$1,048,366
544,000	Amsterdam Funding Corporation(b)	4.700	4/6/2006	543,645
705,000	Bryant Park Funding, LLC	4.600	4/3/2006	704,820
999,000	Chariot Funding, LLC(b)	4.690	4/12/2006	997,568
1,492,000	Chariot Funding, LLC(d)	4.750	4/13/2006	1,489,638
1,000,000	Dexia Delaware, LLC(b)	4.840	6/28/2006	988,169
400,000	HBOS Treasury Services plc(b)	4.600	4/4/2006	399,847
650,000	HBOS Treasury Services plc(b)	4.800	5/15/2006	646,187
1,082,000	Preferred Receivables Funding(b)	4.780	4/5/2006	1,081,425
2,127,000	Ranger Funding Company, LLC(b)	4.720	4/17/2006	2,122,538
2,870,000	Solitaire Funding, LLC	4.840	4/3/2006	2,869,228
795	Thrivent Money Market Portfolio	4.460	N/A	795
992,000	Triple A-1 Funding Corporation(b)	4.680	4/10/2006	990,839
1,406,000	Tulip Funding Corporation(b)	4.780	4/18/2006	1,402,826
1,000,000	UBS Finance Corporation, LLC	4.800	5/15/2006	994,133
1,214,000	Windmill Funding I Corporation(b)	4.720	4/18/2006	1,211,294
785,000	Yorktown Capital, LLC(b)	4.750	4/20/2006	783,032

	Total Short-Term Investments (at amortized cost)			18,274,350

	Total Investments
	(cost $117,833,962) 182.4%			$116,152,981

	Other Assets and Liabilities, Net (82.4%)			(52,488,663)

	Total Net Assets 100.0%			$63,664,318

(a) The categories of investments are shown as a percentage of total net assets.

(b) Designated as cover for long settling trades.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) At March 31, 2006, all or a portion of the denoted securities, valued at $3,440,644, were earmarked as collateral to cover call options written as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Loss

FNMA Conventional 30-Yr.	1	$97.13	April 2006	$(1,406)	$9,609

(e) Denotes investments purchased on a when-issued basis.

(f) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$21,049
Gross unrealized depreciation	(1,702,030)

Net unrealized appreciation (depreciation)	$(1,680,981)
Cost for federal income tax purposes	$117,833,962

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Money Market Portfolio
	Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal			Maturity
Amount	Certificates of Deposit (1.4%)	Yield(b)	Date	Value

Banking — Domestic (1.0%)
$1,250,000	BNP Paribas Chicago	4.790%	12/27/2006	$1,250,000
470,000	Depfa Bank plc NY	4.515	10/17/2006	470,000
1,488,000	Dexia Bank NY	4.525	11/17/2006	1,486,390
1,250,000	Royal Bank of Canada NY	4.750	12/4/2006	1,250,000

	Total Banking-Domestic			4,456,390

Banking — Foreign (0.4%)
800,000	Deutsche Bank AG	5.000	2/12/2007	800,000
830,000	Svenska Handelsbanken NY	5.055	2/20/2007	830,005

	Total Banking-Foreign			1,630,005

	Total Certificates of Deposit			6,086,395

Principal			Maturity
Amount	Commercial Paper (73.2%)	Yield(b)	Date	Value

Asset-Backed Commercial Paper (4.9%)
$9,710,000	GOVCO, Inc.	4.850%	4/3/2006	$9,707,381
3,000,000	GOVCO, Inc.	4.675	5/18/2006	2,981,690
5,540,000	GOVCO, Inc.	4.720	5/26/2006	5,500,051
2,850,000	GOVCO, Inc.	4.810	6/12/2006	2,822,583

	Total Asset-Backed Commercial Paper			21,011,705

Banking — Domestic (15.1%)
7,100,000	Acts Retirement — Life Communities, Inc.	4.800	6/6/2006	7,037,520
2,200,000	Bank of America Corporation	4.700	5/17/2006	2,186,788
1,160,000	Barclays Bank plc NY	5.200	4/3/2007	1,160,000
8,350,000	Barclays US Funding, LLC	4.625	4/24/2006	8,325,327
700,000	Barclays US Funding, LLC	4.840	5/15/2006	695,859
500,000	BNP Paribas NA	4.600	4/20/2006	498,786
3,835,000	BNP Paribas NA	4.720	5/10/2006	3,815,715
8,540,000	Credit Suisse NY	4.700	5/10/2006	8,496,517
1,520,000	Dexia Delaware, LLC	4.500	4/13/2006	1,517,720
1,407,000	MLTC Funding, Inc.	4.800	4/24/2006	1,402,685
5,700,000	New York Hospital Fund	4.720	5/2/2006	5,676,833
4,500,000	New York Hospital Fund	4.720	5/3/2006	4,481,120
3,667,000	River Fuel Company No. 2, Inc.	4.925	7/18/2006	3,612,820
1,442,000	River Fuel Trust No. 1	4.900	7/5/2006	1,423,354
1,800,000	Societe Generale NA	4.700	5/22/2006	1,788,015
7,130,000	Thunder Bay Funding, LLC	4.914	6/21/2006	7,052,194
2,000,000	UBS Finance Corporation	4.770	4/10/2006	1,997,615
1,000,000	UBS Finance Corporation, LLC	4.700	4/24/2006	997,048
1,500,000	UBS Finance Corporation, LLC	4.740	5/8/2006	1,492,692
1,300,000	UBS Finance Corporation, LLC	4.850	5/22/2006	1,291,068

	Total Banking — Domestic			64,949,676

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal			Maturity
Amount	Commercial Paper (73.2%)	Yield(b)	Date	Value

Banking — Foreign (1.7%)
$1,053,000	Bank of Ireland	4.800%	5/8/2006	$1,047,946
1,370,000	Depfa Bank plc	4.640	5/3/2006	1,364,350
845,000	Depfa Bank plc	4.860	6/9/2006	837,129
850,000	Deutsche Bank AG	5.120	3/27/2007	850,000
1,436,000	HBOS Treasury Services plc	4.700	5/9/2006	1,428,904
600,000	HBOS Treasury Services plc	4.850	5/18/2006	596,201
1,100,000	HBOS Treasury Services plc	4.840	6/15/2006	1,088,908

	Total Banking — Foreign			7,213,438

Brokerage (0.9%)
4,000,000	Morgan Stanley	4.770	4/3/2006	3,998,940

	Total Brokerage			3,998,940

Capital Goods (0.3%)
1,500,000	General Electric Capital Corporation	4.480	4/10/2006	1,498,320

	Total Capital Goods			1,498,320

Consumer Cyclical (2.5%)
3,972,000	Golden Funding Corporation	4.610	4/4/2006	3,970,474
5,500,000	Golden Funding Corporation	4.625	5/2/2006	5,478,096
1,133,000	Golden Funding Corporation	4.800	5/22/2006	1,125,296

	Total Consumer Cyclical			10,573,866

Consumer Non-Cyclical (0.4%)
1,563,000	Cargill Asia Pacific Treasury	4.830	4/3/2006	1,562,586

	Total Consumer Non-Cyclical			1,562,586

Education (3.1%)
6,940,000	Northwestern University	4.610	5/1/2006	6,913,338
5,110,000	Northwestern University	4.740	6/1/2006	5,068,959
1,400,000	Yale University	4.790	6/1/2006	1,388,638

	Total Education			13,370,935

Finance (32.4%)
4,100,000	Amsterdam Funding Corporation	4.515	4/10/2006	4,095,372
5,975,000	Amsterdam Funding Corporation	4.700	4/18/2006	5,961,739
4,200,000	Aspen Funding Corporation	4.720	4/19/2006	4,190,088
1,760,000	Bryant Park Funding, LLC	4.530	4/6/2006	1,758,893
3,575,000	Bryant Park Funding, LLC	4.590	4/11/2006	3,570,442
6,775,000	Bryant Park Funding, LLC	4.770	4/25/2006	6,754,314
7,115,000	Chariot Funding, LLC	4.660	4/18/2006	7,099,343
2,155,000	Cintas Executive Services, Inc.	4.780	4/11/2006	2,152,139
7,045,000	Cintas Executive Services, Inc.	4.780	4/18/2006	7,029,098
1,500,000	Cintas Executive Services, Inc.	4.780	4/20/2006	1,496,216
6,925,000	Corporate Asset Finance Company, Inc.	4.650	4/25/2006	6,903,533

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)

Principal			Maturity
Amount	Commercial Paper (73.2%)	Yield(b)	Date	Value

Finance — continued
$600,000	Corporate Asset Finance Company, Inc.	4.850%	5/16/2006	$596,362
7,250,000	Corporate Asset Finance Company, Inc.	4.855	6/2/2006	7,189,380
1,362,000	Edison Asset Securitization, LLC	4.800	5/16/2006	1,353,828
8,700,000	Galaxy Funding, Inc.	4.815	5/19/2006	8,644,146
1,024,000	General Electric Capital Corporation	4.630	10/24/2006	996,870
7,250,000	Jupiter Securitization Corporation	4.790	5/12/2006	7,210,449
5,125,000	Kitty Hawk Funding Corporation	4.700	4/13/2006	5,116,971
1,350,000	Kitty Hawk Funding Corporation	4.830	5/16/2006	1,341,849
8,100,000	NATC California, LLC	4.490	4/13/2006	8,087,877
1,734,000	Nieuw Amsterdam Receivables Corporation	4.450	4/6/2006	1,732,928
700,000	Nieuw Amsterdam Receivables Corporation	4.560	4/25/2006	697,872
1,875,000	Nieuw Amsterdam Receivables Corporation	4.720	5/25/2006	1,861,725
2,710,000	Nieuw Amsterdam Receivables Corporation	4.650	7/31/2006	2,667,645
5,381,000	Old Line Funding, LLC	4.570	4/4/2006	5,378,951
1,000,000	Old Line Funding, LLC	4.780	5/15/2006	994,158
2,750,000	Solitaire Funding, LLC	4.660	5/12/2006	2,735,405
4,155,000	Solitaire Funding, LLC	4.700	5/23/2006	4,126,792
1,220,000	Thames Asset Global Securitization, Inc.	4.660	4/12/2006	1,218,263
6,878,000	Thames Asset Global Securitization, Inc.	4.610	4/17/2006	6,863,908
4,270,000	Thames Asset Global Securitization, Inc.	4.800	6/7/2006	4,231,934
7,120,000	Thames Asset Global Securitization, Inc.	4.810	6/12/2006	7,051,506
3,220,000	Thunder Bay Funding, LLC	4.800	5/15/2006	3,201,601
2,800,000	Windmill Funding I Corporation	4.750	4/24/2006	2,791,503
1,500,000	Yorktown Capital, LLC	4.620	4/5/2006	1,499,230

	Total Finance			138,602,330

Insurance (9.5%)
1,000,000	American Family Financial Services, Inc.	4.500	4/28/2006	996,625
755,000	Aquinas Funding, LLC	4.570	5/1/2006	752,125
8,380,000	Aquinas Funding, LLC	4.870	6/23/2006	8,285,909
5,500,000	Curzon Funding, LLC	4.600	4/10/2006	5,493,675
7,200,000	Nyala Funding, LLC	4.620	4/17/2006	7,185,216
8,400,000	Nyala Funding, LLC	4.750	5/15/2006	8,351,233
8,400,000	Swiss Reinsurance Company	4.820	6/12/2006	8,319,024
1,330,000	Swiss Reinsurance Company	4.635	10/20/2006	1,295,410

	Total Insurance			40,679,217

U.S. Municipal (2.4%)

5,700,000	Alaska Housing Finance Corporation	4.610	4/6/2006	5,696,350
4,750,000	Alaska Housing Finance Corporation	4.630	4/7/2006	4,746,334

	Total U.S. Municipal			10,442,684

	Total Commercial Paper			313,903,697

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
			Maturity
Shares	Other(c)	Yield(b)	Date	Value

5,000	Barclays Prime Money Market Fund	4.710%	N/A	$5,000

	Total Other			5,000

Principal			Maturity
Amount	Public Corporate (3.2%)	Yield(b)	Date	Value

Banking — Domestic (1.3%)
$1,890,000	Citigroup, Inc.	5.750%	5/10/2006	$1,892,398
1,000,000	HSBC USA, Inc.	7.000	11/1/2006	1,012,427
2,710,000	J.P. Morgan Chase & Company	3.125	12/11/2006	2,679,885

	Total Banking — Domestic			5,584,710

Consumer Cyclical (1.3%)
5,400,000	Wal-Mart Stores Canada	5.580	5/1/2006	5,404,185

	Total Consumer Cyclical			5,404,185

Consumer Non-Cyclical (0.2%)
1,000,000	Cargill, Inc.	6.250	5/1/2006	1,001,310

	Total Consumer Non-Cyclical			1,001,310

Finance (0.4%)
1,460,000	General Electric Capital Corporation	5.375	3/15/2007	1,462,643
480,000	Household Finance Corporation	7.200	7/15/2006	483,808

	Total Finance			1,946,451

	Total Public Corporate			13,936,656

Principal			Maturity
Amount	U.S. Government (0.2%)	Yield(b)	Date	Value

$530,000	Federal Home Loan Mortgage Corporation	4.875%	2/26/2007	$530,000
450,000	Federal National Mortgage Association	4.050	8/14/2006	450,000

	Total U.S. Government			980,000

Principal			Maturity
Amount	Variable Rate Notes (22.0%)(d)	Yield(b)	Date	Value

Banking — Domestic (7.5%)
$3,250,000	Bank of New York Company, Inc.	4.730%	4/10/2006	$3,250,000
2,600,000	Bank of New York Company, Inc.	4.867	4/27/2006	2,600,868
1,300,000	Bank One Corporation	5.020	6/15/2006	1,300,907
6,500,000	Fifth Third Bancorp	4.780	4/24/2006	6,500,000
3,250,000	HSBC USA, Inc.	4.729	4/18/2006	3,250,000
2,800,000	Paccar Financial Corporation	4.930	5/12/2006	2,800,259
6,700,000	Royal Bank of Canada NY	4.600	5/2/2006	6,700,000
5,775,000	Wells Fargo & Company	4.741	4/18/2006	5,775,000

	Total Banking — Domestic			32,177,034

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Portfolio
Schedule of Investments as of March 31, 2006 (unaudited)(a)
Principal
Amount	Variable Rate Notes (22.0%)(d)	Interest Rate	Maturity Date	Value

Banking — Foreign (3.2%)
$3,440,000	Bank of Ireland	4.746%	4/20/2006	$3,440,000
4,050,000	BNP Paribas SA	4.788	4/26/2006	4,050,000
2,430,000	HBOS Treasury Services plc	4.960	6/30/2006	2,430,000
4,000,000	Royal Bank of Scotland plc	4.750	4/21/2006	4,000,000

	Total Banking — Foreign			13,920,000

Brokerage (1.0%)
450,000	Goldman Sachs Group, Inc.	7.200	11/1/2006	455,986
4,000,000	Merrill Lynch & Company, Inc.	4.920	4/11/2006	4,007,940

	Total Brokerage			4,463,926

Consumer Cyclical (2.7%)
3,240,000	American Honda Finance Corporation	4.510	4/10/2006	3,239,907
5,200,000	American Honda Finance Corporation	4.919	5/15/2006	5,204,056
3,000,000	American Honda Finance Corporation	5.060	6/12/2006	3,002,655

	Total Consumer Cyclical			11,446,618

Finance (2.9%)
4,000,000	Union Hamilton Special Funding, LLC	4.930	6/21/2006	4,000,000
8,450,000	Union Hamilton Special Funding, LLC	4.965	6/28/2006	8,450,000

	Total Finance			12,450,000

Insurance (2.7%)
5,675,000	Allstate Life Global Funding II	4.720	4/10/2006	5,675,000
5,775,000	Allstate Life Global Funding II	4.769	4/18/2006	5,775,000

	Total Insurance			11,450,000

U.S. Municipal (2.0%)

3,090,000	Alaska Housing Finance Corporation Variable- Taxable
	Governmental Purpose Bonds (Series D) (MBIA Insured)	4.920	4/6/2006	3,090,000
2,300,000	Illinois Student Assistance Commission Student Loan
	Revenue Bonds	4.830	4/5/2006	2,300,000
3,000,000	Ohio State Air Quality Development Authority Revenue
	Bonds (Columbus and Southern) (Series B)	4.920	4/5/2006	3,000,000

	Total U.S. Municipal			8,390,000

	Total Variable Rate Notes			94,297,578

	Total Investments (at amortized cost) 100.0%			$429,209,326

	Other Assets and Liabilities, Net (0.0%)			(77,965)

	Total Net Assets 100.0%			$429,131,361

(a)	The categories of investments are shown as a percentage of total net assets.

(b)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(c)	The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent Money Market Portfolio.

(d)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2006 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share. Mutual Funds are valued at their net asset value at the close of each business day.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Fair Valuation of International Securities — As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the Fund’s investment advisor to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Options — All Portfolios except the Money Market Portfolio may buy put and call options and write covered put and call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts — Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in Options and Futures Contracts —The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio’s hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.

Investments in High-Yielding Securities — The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 26, 2006

THRIVENT SERIES FUND, INC.
By: /s/ Pamela J. Moret
-------------------------------------------
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 26, 2006	By:	/s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Date: May 26, 2006	By:	/s/ Gerard V. Vaillancourt
-----------------------------------------
Gerard V. Vaillancourt
Treasurer